UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 to April 30, 2024

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

April 30, 2024

Classes A, C, I, R, R6 and W

Global and International Funds

■	Voya Global Bond Fund

■	Voya Global High Dividend Low Volatility Fund

■	Voya Global Perspectives® Fund

■	Voya Multi-Manager International Small Cap Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Shareholder Expense Examples	3
Statements of Assets and Liabilities	5
Statements of Operations	10
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	19
Portfolios of Investments	37
Advisory and Sub-Advisory Contract Approval Discussion	98

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, fund reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio*	Expenses Paid During the Period Ended April 30, 2024**	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio*	Expenses Paid During the Period Ended April 30, 2024**

Voya Global Bond Fund
Class A	$1,000.00	$1,056.60	0.90%	$4.60	$1,000.00	$1,020.39	0.90%	$4.52
Class C	1,000.00	1,052.90	1.65	8.42	1,000.00	1,016.66	1.65	8.27
Class I	1,000.00	1,058.10	0.65	3.33	1,000.00	1,021.63	0.65	3.27
Class R	1,000.00	1,056.70	1.15	5.88	1,000.00	1,019.14	1.15	5.77
Class R6	1,000.00	1,058.20	0.64	3.28	1,000.00	1,021.68	0.64	3.22
Class W	1,000.00	1,058.50	0.65	3.33	1,000.00	1,021.63	0.65	3.27

Voya Global High Dividend Low Volatility Fund
Class A	$1,000.00	$1,136.60	0.87%	$4.62	$1,000.00	$1,020.54	0.87%	$4.37
Class C	1,000.00	1,132.50	1.62	8.59	1,000.00	1,016.81	1.62	8.12
Class I	1,000.00	1,138.10	0.62	3.30	1,000.00	1,021.78	0.62	3.12
Class R6	1,000.00	1,138.30	0.59	3.14	1,000.00	1,021.93	0.59	2.97
Class W	1,000.00	1,138.00	0.62	3.30	1,000.00	1,021.78	0.62	3.12

Voya Global Perspectives® Fund*
Class A	$1,000.00	$1,108.60	0.63%	$3.30	$1,000.00	$1,021.73	0.63%	$3.17
Class C	1,000.00	1,105.20	1.38	7.22	1,000.00	1,018.00	1.38	6.92
Class I	1,000.00	1,110.70	0.38	1.99	1,000.00	1,022.97	0.38	1.91
Class R	1,000.00	1,106.80	0.88	4.61	1,000.00	1,020.49	0.88	4.42
Class W	1,000.00	1,110.40	0.38	1.99	1,000.00	1,022.97	0.38	1.91

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio*	Expenses Paid During the Period Ended April 30, 2024**	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio*	Expenses Paid During the Period Ended April 30, 2024**

Voya Multi-Manager International Small Cap Fund
Class A	$1,000.00	$1,170.80	1.54%	$8.31	$1,000.00	$1,017.21	1.54%	$7.72
Class C	1,000.00	1,166.20	2.29	12.33	1,000.00	1,013.48	2.29	11.46
Class I	1,000.00	1,172.60	1.21	6.54	1,000.00	1,018.85	1.21	6.07
Class R6	1,000.00	1,172.70	1.21	6.54	1,000.00	1,018.85	1.21	6.07
Class W	1,000.00	1,172.10	1.29	6.97	1,000.00	1,018.45	1.29	6.47

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2024 (Unaudited)

	Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund	Voya Global Perspectives® Fund
ASSETS:
Investments in securities at fair value+*	$255,351,473	$232,701,195	$–
Investments in affiliated underlying funds at fair value**	–	–	100,854,625
Investments in unaffiliated underlying funds at fair value***	–	–	11,004,700
Short-term investments at fair value†	8,393,364	1,327,199	–
Cash	–	70,593	72,525
Cash collateral for futures contracts	3,600,000	–	–
Cash pledged for centrally cleared swaps (Note 2)	1,986,000	–	–
Cash pledged as collateral for OTC derivatives (Note 2)	1,251,200	–	–
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	280,000	–	–
Foreign currencies at value‡	2,344,328	78,243	–
Receivables:
Investment securities sold	1,069,689	–	–
Investment securities sold on a delayed-delivery or when-issued basis	7,009,500	–	–
Investments in affiliated underlying funds sold	–	–	69,026
Fund shares sold	979,790	21,050	–
Dividends	2,649	531,637	–
Interest	2,443,369	33	153
Foreign tax reclaims	13,357	628,666	–
Variation margin on centrally cleared swaps	51,163	–	–
Unrealized appreciation on forward foreign currency contracts	90,144	–	–
Unrealized appreciation on forward premium swaptions	110,841	–	–
Unrealized appreciation on OTC swap agreements	17,199	–	–
Prepaid expenses	40,960	45,783	49,729
Reimbursement due from Investment Adviser	27,135	18,954	–
Other assets	14,504	43,424	2,001
Total assets	285,076,665	235,466,777	112,052,759

LIABILITIES:
Income distribution payable	930,084	–	–
Payable for investment securities purchased	2,163,997	–	–
Payable for investment securities purchased on a delayed-delivery or when-issued basis	20,027,810	–	–
Payable for fund shares redeemed	290,550	168,988	69,044
Payable upon receipt of securities loaned	2,688,342	976,199	–
Unrealized depreciation on forward foreign currency contracts	1,587,384	–	–
Unrealized depreciation on forward premium swaptions	48,988	–	–
Unrealized depreciation on OTC swap agreements	24,360	–	–
Variation margin payable on futures contracts	1,678,523	–	–
Payable for investment management fees	107,971	101,515	29,300
Payable for distribution and shareholder service fees	6,513	44,570	24,047
Payable to custodian due to bank overdraft	2,607	–	–
Payable to trustees under the deferred compensation plan (Note 6)	14,504	43,424	2,001
Payable for trustee fees	687	512	289
Other accrued expenses and liabilities	120,050	157,487	85,827
Written options, at fair value^	295,669	–	–
Total liabilities	29,988,039	1,492,695	210,508
NET ASSETS	$255,088,626	$233,974,082	$111,842,251

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2024 (Unaudited)(continued)

		Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund	Voya Global Perspectives® Fund
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$304,604,727	$233,547,960	$132,630,807
Total distributable earnings (loss)		(49,516,101)	426,122	(20,788,556)
NET ASSETS		$255,088,626	$233,974,082	$111,842,251

+	Including securities loaned at value	$2,592,741	$926,336	$—
*	Cost of investments in securities	$272,752,304	$208,521,558	$—
**	Cost of investments in affiliated underlying funds	$—	$—	$97,748,998
***	Cost of investments in unaffiliated underlying funds	$—	$—	$11,732,765
†	Cost of short-term investments	$8,394,110	$1,327,199	$—
‡	Cost of foreign currencies	$1,953,975	$78,423	$—
^	Premiums received on written options	$238,800	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2024 (Unaudited)(continued)

	Voya Global Bond Fund		Voya Global High Dividend Low Volatility Fund	Voya Global Perspectives® Fund
Class A
Net assets	$20,889,541		$205,186,616	$79,562,084
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	2,961,026		4,838,397	8,063,274
Net asset value and redemption price per share†	$7.05		$42.41	$9.87
Maximum offering price per share (5.75%)(1)	$7.23	(2)	$45.00	$10.47
Class C
Net assets	$608,244		$2,304,787	$1,282,119
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	86,602		58,825	130,486
Net asset value and redemption price per share†	$7.02		$39.18	$9.83
Class I
Net assets	$115,078,481		$23,081,914	$2,856,427
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	16,382,941		538,822	287,956
Net asset value and redemption price per share	$7.02		$42.84	$9.92
Class R
Net assets	$4,053,528		n/a	$15,473,375
Shares authorized	unlimited		n/a	unlimited
Par value	—		n/a	—
Shares outstanding	572,773		n/a	1,568,830
Net asset value and redemption price per share	$7.08		n/a	$9.86
Class R6
Net assets	$76,763,867		$124,189	n/a
Shares authorized	unlimited		unlimited	n/a
Par value	—		—	n/a
Shares outstanding	10,900,616		2,901	n/a
Net asset value and redemption price per share	$7.04		$42.81	n/a
Class W
Net assets	$37,694,965		$3,276,576	$12,668,246
Shares authorized	unlimited		unlimited	unlimited
Par value	—		—	—
Shares outstanding	5,435,316		76,555	1,273,058
Net asset value and redemption price per share	$6.94		$42.80	$9.95

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)	Maximum offering price is 2.50% and is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2024 (Unaudited)

Voya Multi-Manager International Small Cap Fund
ASSETS:
Investments in securities at fair value+*	$271,764,950
Short-term investments at fair value†	3,781,625
Foreign currencies at value‡	371,995
Receivables:
Investment securities and currencies sold	579,390
Fund shares sold	118,404
Dividends	1,195,318
Interest	13
Foreign tax reclaims	353,877
Unrealized appreciation on forward foreign currency contracts	73
Prepaid expenses	47,391
Reimbursement due from Investment Adviser	36,890
Other assets	11,773
Total assets	278,261,699

LIABILITIES:
Payable for investment securities and currencies purchased	444,267
Payable for fund shares redeemed	119,703
Payable upon receipt of securities loaned	2,555,286
Payable for investment management fees	224,772
Payable for distribution and shareholder service fees	11,931
Payable to custodian due to bank overdraft	54,728
Payable to trustees under the deferred compensation plan (Note 6)	11,773
Payable for trustee fees	673
Other accrued expenses and liabilities	145,825
Total liabilities	3,568,958
NET ASSETS	$274,692,741

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$265,167,331
Total distributable earnings	9,525,410
NET ASSETS	$274,692,741

+ Including securities loaned at value	$2,417,243
* Cost of investments in securities	$252,387,871
† Cost of short-term investments	$3,781,625
‡ Cost of foreign currencies	$516,531

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2024 (Unaudited)(continued)

Voya Multi-Manager International Small Cap Fund
Class A
Net assets	$49,733,041
Shares authorized	unlimited
Par value	—
Shares outstanding	865,278
Net asset value and redemption price per share†	$57.48
Maximum offering price per share (5.75%)(1)	$60.99
Class C
Net assets	$2,395,029
Shares authorized	unlimited
Par value	—
Shares outstanding	46,385
Net asset value and redemption price per share†	$51.63
Class I
Net assets	$197,079,681
Shares authorized	unlimited
Par value	—
Shares outstanding	3,438,296
Net asset value and redemption price per share	$57.32
Class R6
Net assets	$3,235
Shares authorized	unlimited
Par value	—
Shares outstanding	56
Net asset value and redemption price per share	$57.34
Class W
Net assets	$25,481,755
Shares authorized	unlimited
Par value	—
Shares outstanding	345,622
Net asset value and redemption price per share	$73.73

†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.
(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended April 30, 2024 (Unaudited)

	Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund	Voya Global Perspectives® Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$24,108	$3,904,552	$—
Dividends from affiliated underlying funds	—	—	1,914,939
Dividends from unaffiliated underlying funds	—	—	128,988
Interest, net of foreign taxes withheld*	6,675,800	873	3,371
Securities lending income, net	10,168	135	—
Other	647	568	267
Total investment income	6,710,723	3,906,128	2,047,565

EXPENSES:
Investment management fees	683,174	608,202	124,416
Distribution and shareholder service fees:
Class A	26,913	254,513	100,589
Class C	3,144	12,759	6,793
Class R	10,846	—	39,124
Transfer agent fees:
Class A	21,961	140,782	45,064
Class C	642	1,764	761
Class I	58,937	6,773	1,373
Class R	4,425	—	8,764
Class R6	387	23	—
Class W	48,150	2,226	7,373
Shareholder reporting expense	32,130	12,654	4,004
Registration fees	49,822	36,180	43,081
Professional fees	33,880	27,820	14,014
Custody and accounting expense	51,070	18,996	7,280
Trustee fees	3,435	2,559	1,447
Miscellaneous expense	13,305	20,336	11,118
Interest expense	—	6,723	—
Total expenses	1,042,221	1,152,310	415,201
Waived and reimbursed fees	(116,092)	(135,479)	(48,289)
Net expenses	926,129	1,016,831	366,912
Net investment income	5,784,594	2,889,297	1,680,653
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(668,166)	7,861,003	—
Sale of affiliated underlying funds	—	—	1,641,831
Sale of unaffiliated underlying funds	—	—	11,108
Forward foreign currency contracts	(2,616,023)	—	—
Foreign currency related transactions	1,611,450	(2,307)	—
Futures	1,855,446	—	—
Swaps	432,844	—	—
Written options	845,338	—	—
Net realized gain	1,460,889	7,858,696	1,652,939
Net change in unrealized appreciation (depreciation) on:
Investments	10,939,508	20,845,976	—
Affiliated underlying funds	—	—	8,424,698
Unaffiliated underlying funds	—	—	90,649
Forward foreign currency contracts	(526,567)	—	—
Foreign currency related transactions	(16,154)	(2,802)	—
Futures	(274,852)	—	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended April 30, 2024 (Unaudited)(continued)

	Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund	Voya Global Perspectives® Fund
Swaps	(60,031)	—	—
Written options	149,704	—	—
Net change in unrealized appreciation (depreciation)	10,211,608	20,843,174	8,515,347
Net realized and unrealized gain	11,672,497	28,701,870	10,168,286
Increase in net assets resulting from operations	$17,457,091	$31,591,167	$11,848,939
* Foreign taxes withheld	$7,164	$136,048	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended April 30, 2024 (Unaudited)

Voya Multi-Manager International Small Cap Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,532,449
Interest	304
Securities lending income, net	14,688
Other	600
Total investment income	3,548,041

EXPENSES:
Investment management fees	1,338,750
Distribution and shareholder service fees:
Class A	61,220
Class C	11,827
Transfer agent fees:
Class A	32,729
Class C	1,580
Class I	158,375
Class R6	18
Class W	17,354
Shareholder reporting expense	18,190
Registration fees	50,728
Professional fees	36,574
Custody and accounting expense	92,450
Trustee fees	3,367
Miscellaneous expense	18,823
Interest expense	6,633
Total expenses	1,848,618
Waived and reimbursed fees	(125,173)
Brokerage commission recapture	(284)
Net expenses	1,723,161
Net investment income	1,824,880
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,911,565
Forward foreign currency contracts	(8,168)
Foreign currency related transactions	(44,403)
Net realized gain	5,858,994
Net change in unrealized appreciation (depreciation) on:
Investments	32,845,817
Forward foreign currency contracts	73
Foreign currency related transactions	(7,289)
Net change in unrealized appreciation (depreciation)	32,838,601
Net realized and unrealized gain	38,697,595
Increase in net assets resulting from operations	$40,522,475
* Foreign taxes withheld	$479,534

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Bond Fund		Voya Global High Dividend Low Volatility Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
FROM OPERATIONS:
Net investment income	$5,784,594	$10,458,794	$2,889,297	$7,232,073
Net realized gain (loss)	1,460,889	(14,962,631)	7,858,696	382,352
Net change in unrealized appreciation (depreciation)	10,211,608	8,952,175	20,843,174	(1,839,743)
Increase in net assets resulting from operations	17,457,091	4,448,338	31,591,167	5,774,682

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(444,869)	(671,197)	(2,348,242)	(6,856,674)
Class C	(10,627)	(14,462)	(19,372)	(117,309)
Class I	(2,675,355)	(3,605,829)	(377,702)	(1,648,074)
Class P3(1)	—	(32,016)	—	—
Class R	(84,251)	(120,330)	—	—
Class R6	(1,709,268)	(2,487,494)	(1,567)	(3,940)
Class W	(1,033,680)	(1,685,779)	(40,501)	(113,162)
Return of capital:
Class A	—	(241,604)	—	—
Class C	—	(6,997)	—	—
Class I	—	(1,271,722)	—	—
Class R	—	(49,521)	—	—
Class R6	—	(852,688)	—	—
Class W	—	(604,814)	—	—
Total distributions	(5,958,050)	(11,644,453)	(2,787,384)	(8,739,159)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	29,482,230	120,111,818	12,151,619	15,022,296
Reinvestment of distributions	5,906,937	11,581,035	2,372,484	7,600,904
	35,389,167	131,692,853	14,524,103	22,623,200
Cost of shares redeemed	(73,966,801)	(111,761,425)	(48,131,346)	(39,090,306)
Net increase (decrease) in net assets resulting from capital share transactions	(38,577,634)	19,931,428	(33,607,243)	(16,467,106)
Net increase (decrease) in net assets	(27,078,593)	12,735,313	(4,803,460)	(19,431,583)

NET ASSETS:
Beginning of year or period	282,167,219	269,431,906	238,777,542	258,209,125
End of year or period	$255,088,626	$282,167,219	$233,974,082	$238,777,542

(1)	Class P3 was fully redeemed on close of business January 10, 2023.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Perspectives® Fund		Voya Multi-Manager International Small Cap Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
FROM OPERATIONS:
Net investment income	$1,680,653	$3,121,542	$1,824,880	$4,351,978
Net realized gain (loss)	1,652,939	(22,280,053)	5,858,994	(8,646,263)
Net change in unrealized appreciation (depreciation)	8,515,347	22,631,578	32,838,601	20,476,703
Increase in net assets resulting from operations	11,848,939	3,473,067	40,522,475	16,182,418

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(1,981,584)	(1,560,880)	(823,531)	(1,086,329)
Class C	(20,597)	(17,545)	(29,371)	(57,732)
Class I	(137,442)	(90,895)	(3,750,363)	(3,207,907)
Class R	(337,608)	(295,241)	—	—
Class R6	—	—	(63)	—
Class W	(355,822)	(311,232)	(398,223)	(478,762)
Total distributions	(2,833,053)	(2,275,793)	(5,001,551)	(4,830,730)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,488,527	10,442,363	45,520,935	102,221,420
Reinvestment of distributions	2,832,512	2,275,218	4,792,898	4,563,321
	5,321,039	12,717,581	50,313,833	106,784,741
Cost of shares redeemed	(12,325,516)	(18,229,338)	(47,699,170)	(79,512,540)
Net increase (decrease) in net assets resulting from capital share transactions	(7,004,477)	(5,511,757)	2,614,663	27,272,201
Net increase (decrease) in net assets	2,011,409	(4,314,483)	38,135,587	38,623,889

NET ASSETS:
Beginning of year or period	109,830,842	114,145,325	236,557,154	197,933,265
End of year or period	$111,842,251	$109,830,842	$274,692,741	$236,557,154

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Global Bond Fund
Class A
04-30-24+	6.81	0.14	•	0.25	0.39	0.15		—	—	0.15	—	7.05	5.66	1.09	0.90	0.90	4.01	20,890	108
10-31-23	6.98	0.25	•	(0.13)	0.12	0.21		—	0.08	0.29	—	6.81	1.51	1.09	0.90	0.90	3.47	20,493	292
10-31-22	9.34	0.17	•	(2.21)	(2.04)	0.00	*	—	0.32	0.32	—	6.98	(22.22)	1.05	0.90	0.90	2.04	23,251	218
10-31-21	9.77	0.18	•	(0.19)	(0.01)	0.04		—	0.38	0.42	—	9.34	(0.18)	1.02	0.90	0.90	1.90	34,657	191
10-31-20	9.74	0.26		0.20	0.46	0.32		0.06	0.05	0.43	—	9.77	4.88	1.02	0.90	0.90	2.67	34,928	208
10-31-19	9.40	0.25		0.51	0.76	0.37		—	0.05	0.42	—	9.74	8.27	1.05	0.90	0.90	2.69	33,186	247
Class C
04-30-24+	6.78	0.12	•	0.24	0.36	0.12		—	—	0.12	—	7.02	5.29	1.84	1.65	1.65	3.26	608	108
10-31-23	6.95	0.19	•	(0.13)	0.06	0.15		—	0.08	0.23	—	6.78	0.68	1.84	1.65	1.65	2.69	615	292
10-31-22	9.29	0.10	•	(2.18)	(2.08)	0.00	*	—	0.26	0.26	—	6.95	(22.73)	1.80	1.65	1.65	1.27	1,139	218
10-31-21	9.71	0.11	•	(0.18)	(0.07)	0.03		—	0.32	0.35	—	9.29	(0.85)	1.77	1.65	1.65	1.18	3,262	191
10-31-20	9.69	0.19	•	0.18	0.37	0.24		0.06	0.05	0.35	—	9.71	4.00	1.77	1.65	1.65	1.94	4,709	208
10-31-19	9.35	0.19	•	0.50	0.69	0.30		—	0.05	0.35	—	9.69	7.49	1.80	1.65	1.65	1.96	9,172	247
Class I
04-30-24+	6.78	0.15	•	0.25	0.40	0.16		—	—	0.16	—	7.02	5.81	0.73	0.65	0.65	4.26	115,078	108
10-31-23	6.95	0.27	•	(0.14)	0.13	0.22		—	0.08	0.30	—	6.78	1.68	0.73	0.65	0.65	3.75	117,805	292
10-31-22	9.29	0.19	•	(2.19)	(2.00)	0.00	*	—	0.34	0.34	—	6.95	(21.94)	0.71	0.65	0.65	2.29	107,231	218
10-31-21	9.72	0.20	•	(0.19)	0.01	0.04		—	0.40	0.44	—	9.29	0.05	0.67	0.65	0.65	2.05	160,932	191
10-31-20	9.69	0.28	•	0.20	0.48	0.34		0.06	0.05	0.45	—	9.72	5.15	0.67	0.65	0.65	2.90	36,988	208
10-31-19	9.35	0.29		0.49	0.78	0.39		—	0.05	0.44	—	9.69	8.57	0.71	0.65	0.65	2.92	55,250	247
Class R
04-30-24+	6.83	0.14	•	0.25	0.39	0.14		—	—	0.14	—	7.08	5.67	1.34	1.15	1.15	3.76	4,054	108
10-31-23	7.00	0.24	•	(0.14)	0.10	0.19		—	0.08	0.27	—	6.83	1.18	1.34	1.15	1.15	3.23	4,303	292
10-31-22	9.35	0.15	•	(2.21)	(2.06)	0.00	*	—	0.29	0.29	—	7.00	(22.39)	1.30	1.15	1.15	1.79	4,449	218
10-31-21	9.77	0.16	•	(0.20)	(0.04)	0.03		—	0.35	0.38	—	9.35	(0.44)	1.27	1.15	1.15	1.65	6,170	191
10-31-20	9.73	0.23		0.20	0.43	0.28		0.06	0.05	0.39	—	9.77	4.60	1.27	1.15	1.15	2.43	6,249	208
10-31-19	9.38	0.23		0.51	0.74	0.34		—	0.05	0.39	—	9.73	8.01	1.30	1.15	1.15	2.44	6,313	247
Class R6
04-30-24+	6.80	0.15	•	0.25	0.40	0.16		—	—	0.16	—	7.04	5.82	0.64	0.64	0.64	4.28	76,764	108
10-31-23	6.97	0.27	•	(0.13)	0.14	0.23		—	0.08	0.31	—	6.80	1.72	0.65	0.65	0.65	3.73	80,638	292
10-31-22	9.32	0.19	•	(2.19)	(2.00)	0.00	*	—	0.35	0.35	—	6.97	(21.94)	0.62	0.62	0.62	2.32	76,691	218
10-31-21	9.75	0.21	•	(0.20)	0.01	0.04		—	0.40	0.44	—	9.32	0.08	0.61	0.61	0.61	2.19	103,575	191
10-31-20	9.72	0.28		0.20	0.48	0.34		0.06	0.05	0.45	—	9.75	5.17	0.62	0.62	0.62	2.93	116,095	208
10-31-19	9.38	0.28	•	0.51	0.79	0.40		—	0.05	0.45	—	9.72	8.58	0.66	0.65	0.65	2.89	114,682	247
Class W
04-30-24+	6.70	0.15	•	0.25	0.40	0.16		—	—	0.16	—	6.94	5.85	0.84	0.65	0.65	4.26	37,695	108
10-31-23	6.86	0.27	•	(0.13)	0.14	0.22		—	0.08	0.30	—	6.70	1.78	0.84	0.65	0.65	3.73	58,313	292
10-31-22	9.17	0.19	•	(2.17)	(1.98)	0.00	*	—	0.33	0.33	—	6.86	(22.04)	0.80	0.65	0.65	2.30	53,389	218
10-31-21	9.57	0.21	•	(0.18)	0.03	0.04		—	0.39	0.43	—	9.17	0.18	0.77	0.65	0.65	2.19	90,343	191
10-31-20	9.53	0.27	•	0.20	0.47	0.32		0.06	0.05	0.43	—	9.57	5.14	0.77	0.65	0.65	2.85	133,137	208
10-31-19	9.18	0.28		0.50	0.78	0.38		—	0.05	0.43	—	9.53	8.63	0.80	0.65	0.65	2.93	78,002	247
Voya Global High Dividend Low Volatility Fund
Class A
04-30-24+	37.74	0.48	•	4.67	5.15	0.48		—	—	0.48	—	42.41	13.66	0.99	0.87	0.87	2.34	205,187	39
10-31-23	38.32	1.08	•	(0.34)	0.74	1.32		—	—	1.32	—	37.74	1.84	0.97	0.85	0.85	2.74	190,280	69
10-31-22	41.58	1.23	•	(3.53)	(2.30)	0.96		—	—	0.96	—	38.32	(5.56)	1.00	0.85	0.85	3.06	205,989	67
10-31-21	32.14	0.82	•	9.46	10.28	0.84		—	—	0.84	—	41.58	32.16	1.01	0.85	0.85	2.10	230,663	75

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Global High Dividend Low Volatility Fund (continued)
Class A (continued)
10-31-20	36.30	0.75	•	(4.16)	(3.41)	0.73	—	0.02	0.75	—	32.14	(9.35)	1.03	0.85	0.85	2.20	191,019	61
10-31-19	33.99	0.96		2.41	3.37	1.06	—	—	1.06	—	36.30	10.12	1.03	0.85	0.85	2.72	170,817	77
Class C
04-30-24+	34.87	0.31	•	4.31	4.62	0.31	—	—	0.31	—	39.18	13.25	1.74	1.62	1.62	1.62	2,305	39
10-31-23	35.51	0.73	•	(0.32)	0.41	1.05	—	—	1.05	—	34.87	1.06	1.72	1.60	1.60	1.99	3,099	69
10-31-22	38.61	0.84	•	(3.25)	(2.41)	0.69	—	—	0.69	—	35.51	(6.28)	1.75	1.60	1.60	2.25	4,208	67
10-31-21	29.90	0.48	•	8.81	9.29	0.58	—	—	0.58	—	38.61	31.17	1.76	1.60	1.60	1.33	6,174	75
10-31-20	33.77	0.46	•	(3.84)	(3.38)	0.47	—	0.02	0.49	—	29.90	(9.99)	1.78	1.60	1.60	1.41	5,795	61
10-31-19	31.64	0.64	•	2.25	2.89	0.76	—	—	0.76	—	33.77	9.30	1.78	1.60	1.60	1.99	33,041	77
Class I
04-30-24+	38.11	0.54	•	4.72	5.26	0.53	—	—	0.53	—	42.84	13.81	0.64	0.62	0.62	2.62	23,082	39
10-31-23	38.68	1.20	•	(0.35)	0.85	1.42	—	—	1.42	—	38.11	2.10	0.62	0.60	0.60	2.99	42,281	69
10-31-22	41.96	1.37	•	(3.59)	(2.22)	1.06	—	—	1.06	—	38.68	(5.33)	0.65	0.60	0.60	3.36	44,628	67
10-31-21	32.43	0.93	•	9.54	10.47	0.94	—	—	0.94	—	41.96	32.47	0.67	0.60	0.60	2.36	58,145	75
10-31-20	36.63	0.85		(4.21)	(3.36)	0.82	—	0.02	0.84	—	32.43	(9.13)	0.69	0.60	0.60	2.45	45,136	61
10-31-19	34.30	1.05		2.44	3.49	1.16	—	—	1.16	—	36.63	10.41	0.70	0.60	0.60	2.96	32,357	77
Class R6
04-30-24+	38.09	0.55	•	4.71	5.26	0.54	—	—	0.54	—	42.81	13.83	0.64	0.59	0.59	2.62	124	39
10-31-23	38.66	1.20	•	(0.34)	0.86	1.43	—	—	1.43	—	38.09	2.12	0.68	0.57	0.57	3.00	102	69
10-31-22	41.94	1.35	•	(3.56)	(2.21)	1.07	—	—	1.07	—	38.66	(5.30)	0.63	0.57	0.57	3.33	118	67
10-31-21	32.41	1.01	•	9.48	10.49	0.96	—	—	0.96	—	41.94	32.57	1.27	0.57	0.57	2.49	126	75
02-28-20(5)- 10-31-20	34.25	0.59	•	(1.75)	(1.16)	0.67	—	0.01	0.68	—	32.41	(3.26)	2.03	0.57	0.57	2.68	3	61
Class W
04-30-24+	38.08	0.54	•	4.71	5.25	0.53	—	—	0.53	—	42.80	13.80	0.74	0.62	0.62	2.59	3,277	39
10-31-23	38.65	1.19	•	(0.34)	0.85	1.42	—	—	1.42	—	38.08	2.10	0.72	0.60	0.60	2.99	3,017	69
10-31-22	41.93	1.35	•	(3.57)	(2.22)	1.06	—	—	1.06	—	38.65	(5.33)	0.75	0.60	0.60	3.33	3,266	67
10-31-21	32.40	0.92	•	9.55	10.47	0.94	—	—	0.94	—	41.93	32.51	0.76	0.60	0.60	2.35	3,745	75
10-31-20	36.60	0.83	•	(4.19)	(3.36)	0.82	—	0.02	0.84	—	32.40	(9.14)	0.78	0.60	0.60	2.42	3,117	61
10-31-19	34.27	1.04	•	2.45	3.49	1.16	—	—	1.16	—	36.60	10.42	0.78	0.60	0.60	2.97	2,523	77
Voya Global Perspectives® Fund(4)
Class A
04-30-24+	9.12	0.14	•	0.85	0.99	0.24	—	—	0.24	—	9.87	10.86	0.72	0.63	0.63	2.91	79,562	46
10-31-23	9.05	0.25	•	0.01	0.26	0.19	—	—	0.19	—	9.12	2.85	0.72	0.58	0.58	2.66	75,480	113
10-31-22	13.12	0.16	•	(2.73)	(2.57)	0.68	0.82	—	1.50	—	9.05	(22.13)	0.67	0.58	0.58	1.52	75,154	46
10-31-21	11.99	0.11	•	1.47	1.58	0.34	0.11	—	0.45	—	13.12	13.34	0.64	0.61	0.61	0.89	88,148	56
10-31-20	11.44	0.28		0.81	1.09	0.28	0.26	—	0.54	—	11.99	9.84	0.73	0.58	0.58	2.53	37,945	112
10-31-19	11.04	0.21	•	0.94	1.15	0.32	0.43	—	0.75	—	11.44	11.37	0.75	0.53	0.53	1.93	12,657	36
Class C
04-30-24+	9.02	0.11	•	0.84	0.95	0.14	—	—	0.14	—	9.83	10.52	1.47	1.38	1.38	2.24	1,282	46
10-31-23	8.91	0.19	•	(0.01)	0.18	0.07	—	—	0.07	—	9.02	2.04	1.47	1.33	1.33	2.01	1,329	113
10-31-22	12.93	0.09	•	(2.71)	(2.62)	0.58	0.82	—	1.40	—	8.91	(22.72)	1.42	1.33	1.33	0.83	2,549	46
10-31-21	11.82	0.04	•	1.42	1.46	0.24	0.11	—	0.35	—	12.93	12.44	1.39	1.36	1.36	0.29	4,738	56
10-31-20	11.25	0.25		0.75	1.00	0.17	0.26	—	0.43	—	11.82	9.14	1.48	1.33	1.33	2.10	4,189	112
10-31-19	10.87	0.14	•	0.90	1.04	0.23	0.43	—	0.66	—	11.25	10.40	1.50	1.28	1.28	1.31	4,564	36
Class I
04-30-24+	9.17	0.17	•	0.85	1.02	0.27	—	—	0.27	—	9.92	11.07	0.42	0.38	0.38	3.38	2,856	46
10-31-23	9.11	0.30	•	(0.03)	0.27	0.21	—	—	0.21	—	9.17	3.00	0.40	0.33	0.33	3.16	4,788	113
10-31-22	13.19	0.20	•	(2.75)	(2.55)	0.71	0.82	—	1.53	—	9.11	(21.91)	0.40	0.33	0.33	1.87	5,657	46

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Perspectives® Fund(4) (continued)
Class I (continued)
10-31-21	12.04	0.15	•	1.47	1.62	0.36	0.11	—	0.47	—	13.19	13.62	0.37	0.36	0.36	1.13	10,265	56
10-31-20	11.47	0.35	•	0.77	1.12	0.29	0.26	—	0.55	—	12.04	10.15	0.46	0.33	0.33	3.07	4,536	112
10-31-19	11.08	0.27		0.90	1.17	0.35	0.43	—	0.78	—	11.47	11.58	0.51	0.28	0.28	2.29	3,628	36
Class R
04-30-24+	9.10	0.13	•	0.84	0.97	0.21	—	—	0.21	—	9.86	10.68	0.97	0.88	0.88	2.66	15,473	46
10-31-23	9.03	0.23	•	—	0.23	0.16	—	—	0.16	—	9.10	2.54	0.97	0.83	0.83	2.43	15,249	113
10-31-22	13.08	0.14	•	(2.73)	(2.59)	0.64	0.82	—	1.46	—	9.03	(22.32)	0.92	0.83	0.83	1.32	16,864	46
10-31-21	11.94	0.10	•	1.44	1.54	0.29	0.11	—	0.40	—	13.08	13.06	0.89	0.86	0.86	0.80	25,350	56
10-31-20	11.37	0.31		0.75	1.06	0.23	0.26	—	0.49	—	11.94	9.67	0.98	0.83	0.83	2.59	24,073	112
10-31-19	10.99	0.20		0.90	1.10	0.29	0.43	—	0.72	—	11.37	10.94	1.00	0.78	0.78	1.78	24,978	36
Class W
04-30-24+	9.20	0.16	•	0.86	1.02	0.27	—	—	0.27	—	9.95	11.04	0.47	0.38	0.38	3.19	12,668	46
10-31-23	9.13	0.28	•	—	0.28	0.21	—	—	0.21	—	9.20	3.10	0.47	0.33	0.33	2.94	12,986	113
10-31-22	13.21	0.19	•	(2.76)	(2.57)	0.69	0.82	—	1.51	—	9.13	(21.96)	0.42	0.33	0.33	1.81	13,922	46
10-31-21	12.06	0.17	•	1.45	1.62	0.36	0.11	—	0.47	—	13.21	13.58	0.39	0.36	0.36	1.29	19,264	56
10-31-20	11.49	0.33	•	0.79	1.12	0.29	0.26	—	0.55	—	12.06	10.13	0.48	0.33	0.33	2.85	32,837	112
10-31-19	11.10	0.24	•	0.93	1.17	0.35	0.43	—	0.78	—	11.49	11.55	0.50	0.28	0.28	2.17	18,878	36
Voya Multi-Manager International Small Cap Fund
Class A
04-30-24+	49.96	0.30	•	8.16	8.46	0.94	—	—	0.94	—	57.48	17.08	1.55	1.54	1.54	1.09	49,733	51
10-31-23	46.91	0.80	•	3.40	4.20	1.15	—	—	1.15	—	49.96	8.93	1.57	1.53	1.53	1.51	44,397	90
10-31-22	72.04	1.02	•	(18.33)	(17.31)	0.97	6.85	—	7.82	—	46.91	(26.58)	1.57	1.53	1.53	1.82	44,707	72
10-31-21	52.86	0.55	•	19.43	19.98	0.80	—	—	0.80	—	72.04	38.09	1.60	1.53	1.53	0.81	65,656	79
10-31-20	51.61	0.31	•	2.06	2.37	1.12	—	—	1.12	—	52.86	4.56	1.67	1.53	1.53	0.62	46,220	91
10-31-19	55.06	0.55		1.38	1.93	0.69	4.69	—	5.38	—	51.61	4.77	1.76	1.54	1.54	1.01	46,448	57
Class C
04-30-24+	44.84	0.08	•	7.33	7.41	0.62	—	—	0.62	—	51.63	16.62	2.30	2.29	2.29	0.33	2,395	51
10-31-23	42.49	0.36	•	3.12	3.48	1.13	—	—	1.13	—	44.84	8.15	2.32	2.28	2.28	0.74	2,139	90
10-31-22	66.20	0.57	•	(16.72)	(16.15)	0.71	6.85	—	7.56	—	42.49	(27.12)	2.32	2.28	2.28	1.13	2,217	72
10-31-21	48.57	0.02	•	17.93	17.95	0.32	—	—	0.32	—	66.20	37.07	2.35	2.28	2.28	0.03	2,864	79
10-31-20	47.47	(0.35	)•	2.20	1.85	0.75	—	—	0.75	—	48.57	3.86	2.42	2.28	2.28	(0.73)	978	91
10-31-19	50.97	0.14	•	1.29	1.43	0.24	4.69	—	4.93	—	47.47	3.99	2.51	2.29	2.29	0.30	7,575	57
Class I
04-30-24+	49.92	0.40	•	8.13	8.53	1.13	—	—	1.13	—	57.32	17.26	1.34	1.21	1.21	1.45	197,080	51
10-31-23	46.73	1.00	•	3.35	4.35	1.16	—	—	1.16	—	49.92	9.30	1.33	1.20	1.20	1.89	165,079	90
10-31-22	71.82	1.23	•	(18.27)	(17.04)	1.20	6.85	—	8.05	—	46.73	(26.33)	1.29	1.20	1.20	2.25	126,178	72
10-31-21	52.68	0.78	•	19.34	20.12	0.98	—	—	0.98	—	71.82	38.54	1.30	1.20	1.20	1.14	121,433	79
10-31-20	51.44	0.44	•	2.10	2.54	1.30	—	—	1.30	—	52.68	4.91	1.35	1.20	1.20	0.88	54,488	91
10-31-19	54.99	0.75		1.30	2.05	0.91	4.69	—	5.60	—	51.44	5.10	1.46	1.21	1.21	1.45	72,771	57
Class R6
04-30-24+	49.94	0.40	•	8.14	8.54	1.14	—	—	1.14	—	57.34	17.27	2.29	1.21	1.21	1.44	3	51
02-28-23(5)- 10-31-23	53.20	0.70	•	(3.96)	(3.26)	—	—	—	—	—	49.94	(6.13)	2.41	1.20	1.20	1.93	3	90
Class W
04-30-24+	63.88	0.46	•	10.46	10.92	1.07	—	—	1.07	—	73.73	17.21	1.30	1.29	1.29	1.30	25,482	51
10-31-23	59.54	1.19	•	4.30	5.49	1.15	—	—	1.15	—	63.88	9.22	1.32	1.28	1.28	1.75	24,940	90
10-31-22	89.20	1.47	•	(23.16)	(21.69)	1.12	6.85	—	7.97	—	59.54	(26.40)	1.32	1.28	1.28	2.07	24,831	72
10-31-21	65.22	0.89	•	24.00	24.89	0.91	—	—	0.91	—	89.20	38.44	1.35	1.28	1.28	1.06	34,019	79
10-31-20	63.40	0.50	•	2.57	3.07	1.25	—	—	1.25	—	65.22	4.82	1.42	1.28	1.28	0.80	25,810	91

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Multi-Manager International Small Cap Fund (continued)
Class W (continued)
10-31-19	66.30	0.87	1.75	2.62	0.83	4.69	—	5.52	—	63.40	5.07	1.51	1.29	1.29	1.35	31,724	57

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of the Underlying Funds.

(5)	Commencement of operations.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are nine separate active investment series, four of which are included in this report (each, a “Fund” and collectively, the “Funds”): Voya Global Bond Fund (“Global Bond”), Voya Global High Dividend Low Volatility Fund (“Global High Dividend Low Volatility”), Voya Global Perspectives® Fund (“Global Perspectives®”), and Voya Multi-Manager International Small Cap Fund (“Multi-Manager International Small Cap”). Each Fund is a diversified series of the Trust.

Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agent fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to all Funds except Multi-Manager International Small Cap. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which certain Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which a Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine a Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds and Underlying Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Funds’ exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part,

from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At April 30, 2024, the maximum amount of loss that Global Bond would incur if its counterparties failed to perform

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

would be $412,533 which represents the gross payments to be received on open OTC purchased options, forward premium swaptions, volatility swaps, and forward foreign currency contracts were they to be unwound as of April 30, 2024. The fund did not receive any cash collateral for open OTC derivatives at April 30, 2024.

The Funds have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.

Global Bond had a liability position of $1,921,284 on forward foreign currency contracts, forward premium swaptions, OTC Interest rate swaps, volatility swaps and written OTC options with credit related contingent features. If a contingent feature would have been triggered as of April 30, 2024, Global Bond could have been required to pay this amount in cash to its counterparties. At April 30, 2024, Global Bond pledged $1,251,200 in cash collateral to certain counterparties for its open OTC derivative transactions.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund and Underlying Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds and Underlying Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Multi-Manager International Small Cap used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. Global Bond used forward foreign currency contracts primarily to gain currency exposure and to protect its non-

U.S. dollar denominated holdings from adverse currency movements. The Funds had an average contract amount on forward foreign currency contracts to buy and sell as follows:

	Buy	Sell
Global Bond	$290,750,060	$188,451,953
Multi-Manager International Small Cap	—	10,559

Please refer to the tables within the Portfolio of Investments for Global Bond and Multi-Manager International Small Cap for open forward foreign currency contracts at April 30, 2024.

Each Fund and Underlying Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund and Underlying Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into such a contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2024, Global Bond had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Futures contracts are purchased to provide immediate market exposure

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended April 30, 2024, Global Bond had an average notional value of $93,268,501 and $27,440,841 on futures contracts purchased and sold, respectively. Please refer to the table for Global Bond within the Portfolio of Investments for open futures contracts at April 30, 2024.

F. Options Contracts. The Funds may write call and put options on futures, interest rate caps and floors, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss

During the period ended April 30, 2024, Global Bond had purchased and written exchange-traded options to gain additional exposure to interest rates and to generate income. Global Bond had an average notional amount of $49,006,772 and $48,888,241 on purchased and written exchange-traded options, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written exchange-traded options at April 30, 2024.

During the period ended April 30, 2024, Global Bond had purchased and written interest rate swaptions to gain additional exposure to interest rates and to generate income. Global Bond had an average notional amount of $4,186,000 and $58,344,000 on purchased and written interest rate swaptions, respectively. There were no open purchased or written interest rate swaptions at April 30, 2024.

During the period ended April 30, 2024, Global Bond had purchased and written foreign currency options to gain additional exposure to foreign currencies and to generate income. Global Bond had an average notional amount of $11,344,583 and $10,827,906 on purchased and written foreign currency options, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written foreign currency options at April 30, 2024.

During the period ended April 30, 2024, Global Bond had purchased and written forward premium swaptions to manage duration and yield curve exposures. Global Bond had and average notional amount of $13,168,886 and $91,447,086 on purchased and written forward premium swaptions, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written forward premium swaptions at April 30, 2024.

G. Swap Agreements. Certain Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statements of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

For the period ended April 30, 2024, Global Bond had sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $7,269,500 to gain additional exposure with various sectors within the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Please refer to the table within the Portfolio of Investments for open credit default swaps to sell protection.

Interest Rate Swap Agreements. Certain Funds may enter into interest rate swaps. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

For the period ended April 30, 2024, Global Bond has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $68,454,620.

For the period ended April 30, 2024, Global Bond has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $119,596,899.

Global Bond entered into interest rate swaps to manage its duration. Please refer to the table within the Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at April 30, 2024.

At April 30, 2024, Global Bond had pledged $1,986,000 for open centrally cleared swaps.

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

There were no total return swaps entered into by any Fund during the period ended April 30, 2024.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended April 30, 2024, Global Bond entered into receiver volatility swaps on foreign currencies with an average notional amount of $104,000. Please refer to the tables within the Portfolio of Investments for open volatility swaps at April 30, 2024.

H. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund, except for Global Bond and Global High Dividend Low Volatility, declares and pays dividends, if any, annually. Global Bond declares dividends daily and pays dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

I.   Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

As a result of several court cases, in certain countries across the European Union, Global High Dividend Low Volatility filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Income recognized, if any, for EU reclaims is reflected as other income in the Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by Global High Dividend Low Volatility, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by Global High Dividend Low Volatility during the fiscal year exceed foreign withholding taxes paid, and Global High Dividend Low Volatility previously passed foreign tax credit on to its shareholders, Global High Dividend Low Volatility will enter into a closing agreement with the Internal Revenue Service (“IRS”) in order to pay the associated tax liability on behalf of the Fund’s shareholders.

J. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

K. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 ⅓% of its total assets (except Multi-Manager International Small Cap and Global High Dividend Low Volatility, which can each lend up to 30% of its total assets) to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

L. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Delayed-Delivery or When-Issued Transactions. Each Fund may purchase or sell securities on a when issued or a delayed-delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds’ Portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, the Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statements of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).

At April 30, 2024, Global Bond pledged $280,000 of cash collateral for delayed-delivery or when-issued transactions.

N. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended April 30, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Global Bond	$69,825,642	$58,085,077
Global High Dividend Low Volatility	93,133,654	126,526,677
Global Perspectives®	52,542,087	60,535,044
Multi-Manager International Small Cap	135,898,606	137,226,317

U.S. government securities not included above were as follows:

	Purchases	Sales
Global Bond	$218,443,469	$264,192,301

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi- Manager International Small Cap, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

Fund	As a Percentage of Average Daily Net Assets
Global Bond	0.50%
Global High Dividend Low Volatility	0.50%
Global Perspectives®	0.20% on affiliated Underlying Funds;
0.40% on unaffiliated Underlying
Funds or other direct investments
Multi-Manager International	1.00% on first $500 million;
Small Cap	0.95% on next $500 million; and
0.90% in excess of $1 billion

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for the various Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):

Fund	Sub-Adviser
Global Bond	Voya IM*
Global High Dividend Low Volatility	Voya IM*
Global Perspectives®	Voya IM*
Multi-Manager International Small Cap	Acadian Asset Management LLC and Victory Capital Management Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of a Fund pays the Distributor a Distribution and/ or Service Fee based on average daily net assets at the following annual rates:

	Class A	Class C	Class R
Global Bond	0.25%	1.00%	0.50%
Global High Dividend Low Volatility	0.25%	1.00%	N/A
Global Perspectives®	0.25%	1.00%	0.50%
Multi-Manager International Small Cap	0.25%	1.00%	N/A

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2024, the Distributor retained the following amounts in sales charges from the following Funds:

	Class A	Class C
Initial Sales Charges:
Global Bond	$78	$—
Global High Dividend Low Volatility	1,929	—
Global Perspectives®	103	—
Multi-Manager International Small Cap	314	—
	Class A	Class C
Contingent Deferred Sales Charges:
Global High Dividend Low Volatility	$—	$36
Global Perspectives®	—	61
Multi-Manager International Small Cap	—	39

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At April 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/Affiliated
Investment Company	Fund	Percentage
Voya Global Diversified Payment Fund	Global Bond	7.20%
Voya Institutional Trust Company	Global Bond	6.24
	Global Perspectives®	86.01

The Investment Adviser may request that the Funds’ sub-advisers use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture on the Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2024, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Fund	Amount
Global Bond	$10,676
Global High Dividend Low Volatility	3,457
Global Perspectives®	51,055
Multi-Manager International Small Cap	22,727

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and, for each Fund except Global Perspectives®, acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class	Class
Fund	A	C	I	R	R6	W
Global Bond	0.90%	1.65%	0.65%	1.15%	0.65%	0.65%
Global High Dividend Low Volatility	0.85%	1.60%	0.60%	N/A	0.57%	0.60%
Global Perspectives®(1)	1.23%	1.98%	0.98%	1.48%	N/A	0.98%
Multi-Manager International Small Cap	1.95%	2.60%	1.40%	N/A	1.40%	1.60%

(1)	For Global Perspectives®, the operating expense limits shown take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

Pursuant to a side letter agreement, through March 1, 2025, the Investment Adviser has further lowered the expense limits Multi-Manager International Small Cap to the levels listed below. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.

	Class	Class	Class	Class	Class
Fund	A	C	I	R6	W
Multi-Manager International Small Cap(2)	1.53%	2.28%	1.20%	1.20%	1.28%

(2)	Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of April 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	April 30,
	2025	2026	2027	Total
Global High Dividend Low Volatility	$146,619	$135,362	$21,043	$303,024
Global Perspectives®	44,527	65,567	—	110,094

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of April 30, 2024, are as follows:

	April 30,
	2025	2026	2027	Total
Global Bond
Class A	$40,608	$44,772	$40,622	$126,002
Class C	2,762	1,509	1,184	5,455
Class I	40,999	90,034	91,954	222,987
Class R	7,158	8,703	8,255	24,116
Class W	104,245	108,132	92,817	305,194
Global High Dividend Low Volatility
Class A	$205,039	$188,313	$208,486	$601,838
Class C	4,884	3,708	3,109	11,701
Class I	—	—	1,188	1,188
Class R6	446	95	22	563
Class W	3,327	2,956	3,200	9,483
Global Perspectives®
Class A	$22,352	$38,444	$112,736	$173,532
Class C	1,363	1,127	2,453	4,943
Class R	7,514	8,369	23,076	38,959
Class W	9,218	6,793	19,139	35,150

The Expense Limitation Agreement is contractual through March 1, 2025, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 12, 2023, the Funds, in addition to certain other funds managed by the Investment Adviser, entered agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the period ended April 30, 2024:

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global High Dividend Low Volatility	12	$3,186,083	6.33%
Multi-Manager International Small Cap	18	2,096,167	6.33

NOTE 9 — CAPITAL SHARES

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Global Bond
Class A
4/30/2024	223,551	—	57,865	(329,152)	—	(47,736)	1,638,841	—	420,015	(2,388,039)	—	(329,183)
10/31/2023	169,418	—	118,802	(609,483)	—	(321,263)	1,235,522	—	862,030	(4,400,787)	—	(2,303,235)
Class C
4/30/2024	377	—	1,467	(5,936)	—	(4,092)	2,725	—	10,603	(43,388)	—	(30,060)
10/31/2023	2,837	—	2,889	(79,046)	—	(73,320)	20,628	—	20,846	(568,913)	—	(527,439)
Class I
4/30/2024	1,663,265	—	366,672	(3,022,007)	—	(992,070)	11,985,694	—	2,649,728	(21,640,627)	—	(7,005,205)
10/31/2023	5,049,791	—	675,250	(3,788,169)	—	1,936,872	36,582,615	—	4,870,173	(27,441,664)	—	14,011,124
Class R
4/30/2024	8,547	—	11,559	(77,122)	—	(57,016)	62,212	—	84,176	(563,347)	—	(416,959)
10/31/2023	73,790	—	23,354	(102,972)	—	(5,828)	550,339	—	169,851	(754,130)	—	(33,940)
Class R6
4/30/2024	1,837,760	—	235,898	(3,034,658)	—	(961,000)	13,281,721	—	1,709,268	(22,160,216)	—	(7,169,227)
10/31/2023	5,313,067	—	461,331	(4,922,100)	—	852,298	38,458,576	—	3,340,134	(35,923,522)	—	5,875,188
Class W
4/30/2024	352,430	—	144,578	(3,770,249)	—	(3,273,241)	2,511,037	—	1,033,147	(27,171,184)	—	(23,627,000)
10/31/2023	6,041,781	—	320,929	(5,438,412)	—	924,298	42,910,221	—	2,290,190	(38,796,941)	—	6,403,470
Global High Dividend Low Volatility
Class A
4/30/2024	64,085	—	47,244	(315,456)	—	(204,127)	2,657,878	—	1,987,907	(13,084,851)	—	(8,439,066)
10/31/2023	93,360	—	146,741	(573,578)	—	(333,477)	3,682,609	—	5,771,822	(22,677,182)	—	(13,222,751)
Class C
4/30/2024	996	—	498	(31,537)	—	(30,043)	39,714	—	19,372	(1,183,423)	—	(1,124,337)
10/31/2023	12,108	—	3,193	(44,920)	—	(29,619)	445,171	—	116,488	(1,644,293)	—	(1,082,634)
Class I
4/30/2024	224,722	—	7,753	(803,166)	—	(570,691)	9,424,071	—	328,097	(33,695,480)	—	(23,943,312)
10/31/2023	273,432	—	40,509	(358,142)	—	(44,201)	10,782,445	—	1,608,592	(14,322,236)	—	(1,931,199)
Class R6
4/30/2024	260	—	37	(63)	—	234	10,178	—	1,567	(2,715)	—	9,030
10/31/2023	537	—	99	(1,009)	—	(373)	21,561	—	3,940	(41,025)	—	(15,524)
Class W
4/30/2024	470	—	836	(3,975)	—	(2,669)	19,778	—	35,541	(164,877)	—	(109,558)
10/31/2023	2,303	—	2,523	(10,098)	—	(5,272)	90,510	—	100,062	(405,570)	—	(214,998)
Global Perspectives®
Class A
4/30/2024	166,554	—	199,555	(582,413)	—	(216,304)	1,661,850	—	1,981,584	(5,744,441)	—	(2,101,007)
10/31/2023	732,572	—	170,391	(929,215)	—	(26,252)	6,978,302	—	1,560,778	(8,829,005)	—	(289,925)
Class C
4/30/2024	1,881	—	2,022	(20,742)	—	(16,839)	18,340	—	20,056	(203,635)	—	(165,239)
10/31/2023	9,530	—	1,872	(150,148)	—	(138,746)	89,384	—	17,072	(1,421,805)	—	(1,315,349)
Class I
4/30/2024	24,557	—	13,772	(272,199)	—	(233,870)	244,872	—	137,442	(2,733,862)	—	(2,351,548)
10/31/2023	155,166	—	9,880	(264,327)	—	(99,281)	1,443,000	—	90,895	(2,504,089)	—	(970,194)

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Global Perspectives® (continued)
Class R
4/30/2024	4,028	—	33,965	(145,150)	—	(107,157)	39,976	—	337,608	(1,403,952)	—	(1,026,368)
10/31/2023	34,974	—	32,232	(259,747)	—	(192,541)	330,942	—	295,241	(2,476,021)	—	(1,849,838)
Class W
4/30/2024	52,414	—	35,547	(226,011)	—	(138,050)	523,489	—	355,822	(2,239,626)	—	(1,360,315)
10/31/2023	166,903	—	33,720	(313,788)	—	(113,165)	1,600,735	—	311,232	(2,998,418)	—	(1,086,451)
Multi-Manager International Small Cap
Class A
4/30/2024	32,914	—	14,398	(70,618)	—	(23,306)	1,862,873	—	772,576	(3,951,059)	—	(1,315,610)
10/31/2023	66,291	—	20,279	(151,005)	—	(64,435)	3,536,800	—	1,019,127	(8,015,308)	—	(3,459,381)
Class C
4/30/2024	2,144	—	559	(4,018)	—	(1,315)	109,006	—	27,008	(205,620)	—	(69,606)
10/31/2023	4,474	—	1,175	(10,131)	—	(4,482)	208,984	—	53,352	(477,694)	—	(215,358)
Class I
4/30/2024	770,817	—	67,287	(706,441)	—	131,663	43,009,703	—	3,595,827	(39,422,009)	—	7,183,521
10/31/2023	1,805,580	—	60,177	(1,259,237)	—	606,520	96,059,785	—	3,012,782	(66,350,416)	—	32,722,151
Class R6
4/30/2024	—	—	1	—	—	1	—	—	63	—	—	63
2/28/2023(1)-
10/31/2023	55	—	—	—	—	55	3,000	—	—	—	—	3,000
Class W
4/30/2024	7,463	—	5,780	(58,022)	—	(44,779)	539,353	—	397,424	(4,120,482)	—	(3,183,705)
10/31/2023	35,530	—	7,457	(69,622)	—	(26,635)	2,412,851	—	478,060	(4,669,122)	—	(1,778,211)

(1)	Commencement of operations.

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted

Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

which are subject to offset under the Agreement as of April 30, 2024:

Global Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$477,070	$(477,070)	$—
BNP Paribas	205,223	(205,223)	—
BNP Paribas Prime Brokerage Intl Ltd	202,589	(202,589)	—
Daiwa Capital Markets America Inc.	26,797	(26,797)	—
Deutsche Bank Securities Inc.	38,348	(38,348)	—
Goldman, Sachs & Co. LLC	19,818	(19,818)	—
HSBC Securities (USA) Inc.	85,859	(85,859)	—
J.P. Morgan Securities LLC	204,356	(204,356)	—
JP Morgan Securities Plc.	164,239	(164,239)	—
Mizuho Securities USA LLC.	178,425	(178,425)	—
Morgan Stanley & Co. LLC	369,687	(369,687)	—
National Bank Financial Inc.	115,861	(115,861)	—
National Financial Services LLC	123,952	(123,952)	—
TD Securities (USA) Inc.	196,035	(196,035)	—
TD Securities Inc.	21,961	(21,961)	—
Truist Securities Inc.	81,153	(81,153)	—
UBS AG	46,547	(46,547)	—
US Bancorp Investments	34,821	(34,821)	—
Total	$2,592,741	$(2,592,741)	$—

(1)	Cash collateral with a fair value of $2,688,342 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Global High Dividend Low Volatility

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs International	$713,123	$(713,123)	$—
JP Morgan Securities Plc.	213,213	(213,213)	—
Total	$926,336	$(926,336)	$—

(1)	Cash collateral with a fair value of $976,199 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager International Small Cap

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$103,069	$(103,069)	$—
BNP Paribas Arbitrage	23,552	(23,552)	—
BofA Securities Inc	6,389	(6,389)	—
Citigroup Global Markets Limited	182,821	(182,821)	—
Daiwa Capital Markets America Inc.	116,418	(116,418)	—
Goldman, Sachs & Co. LLC	133,880	(133,880)	—
HSBC Bank PLC	25,329	(25,329)	—
J.P. Morgan Securities LLC	39,056	(39,056)	—
Jefferies International LTD.	14,543	(14,543)	—
JP Morgan Securities Plc.	259,535	(259,535)	—
Merrill Lynch International	81,728	(81,728)	—
Morgan Stanley & Co. LLC	665,273	(665,273)	—
Nomura International PLC	25,930	(25,930)	—
Scotia Capital (USA) Inc.	7,756	(7,756)	—
Societe Generale	690,867	(690,867)	—
UBS AG	41,097	(41,097)	—
Total	$2,417,243	$(2,417,243)	$—

(1)	Cash collateral with a fair value of $2,555,286 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, swaps, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	October 31, 2023		October 31, 2022
	Ordinary	Return of	Ordinary	Long-term	Return of
	Income	Capital	Income	Capital Gains	Capital
Global Bond	$8,617,108	$3,027,346	$—	$—	$14,067,899
Global High Dividend Low Volatility	8,739,159	—	6,651,653	—	—
Global Perspectives®	2,275,793	—	9,716,990	7,643,503	—
Multi-Manager International Small Cap	4,830,730	—	10,886,297	13,284,528	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of October 31, 2023 were:

	Undistributed	Unrealized				Total
	Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Global Bond	$—	$(29,665,883)	$(10,730,452)	Short-term	$(4,758)	$(61,015,142)
			(20,614,049)	Long-term
			$(31,344,501)
Global High Dividend Low Volatility	455,922	2,524,914	(22,896,109)	Short-term	(207,213)	(28,377,661)
			(8,255,175)	Long-term
			$(31,151,284)*
Global Perspectives®	1,700,465	(7,988,197)	(1,474,295)	Short-term	—	(29,804,442)
			(22,042,415)	Long-term
			$(23,516,710)
Multi-Manager International Small Cap	4,074,281	(15,732,422)	(11,173,543)	Short-term	(210,315)	(25,995,514)
			(2,953,515)	Long-term
			$(14,127,058)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of April 30, 2024, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Funds and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 13 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re- classification, as necessary) of a Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding a Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2023 through December 31, 2023, the Program supported the Funds’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund’s service providers.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to April 30, 2024, the following Funds paid dividends and distributions per share of:

	Net
	Investment	Payable	Record
	Income	Date	Date
Global Bond
Class A	$0.0251	June 3, 2024	Daily
Class C	$0.0204	June 3, 2024	Daily
Class I	$0.0265	June 3, 2024	Daily
Class R	$0.0237	June 3, 2024	Daily
Class R6	$0.0268	June 3, 2024	Daily
Class W	$0.0262	June 3, 2024	Daily

Line of Credit Renewal: Effective June 10, 2024, the funds to which the Credit Agreement is available will enter into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Reorganization: On May 22, 2024, the Board approved a proposal to reorganize Global Perspectives® Fund (the “Merging Fund”) with and into Voya Global Income & Growth Fund (the “Reorganization”), which is not included in this report. The proposed Reorganization is scheduled to be voted on by the shareholders of the Merging Fund at a shareholder meeting held on or about October 10, 2024. If the shareholder approval is obtained, the Reorganization will take place on or about close of business October 25, 2024.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.4%
	Australia: 0.2%
70,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	$69,468	0.1
65,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	63,739	0.0
35,000 (1)	CIMIC Finance USA Pty Ltd., 7.000%, 03/25/2034	34,574	0.0
70,000 (1)	CSL Finance PLC, 5.417%, 04/03/2054	65,933	0.0
22,000 (1)	Glencore Funding LLC, 5.893%, 04/04/2054	20,845	0.0
271,000 (1)(2)	NBN Co. Ltd., 2.500%, 01/08/2032	220,210	0.1
		474,769	0.2

	Bermuda: 0.1%
164,000 (1)	Triton Container International Ltd., 3.150%, 06/15/2031	131,134	0.1

	Brazil: 0.1%
200,000 (2)	Minerva Luxembourg SA, 4.375%, 03/18/2031	163,688	0.0
200,000 (1)	Raizen Fuels Finance SA, 6.450%, 03/05/2034	199,765	0.1
		363,453	0.1

	Canada: 0.7%
55,000 (3)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	54,439	0.0
50,000 (3)	Bank of Nova Scotia, 4.588%, 05/04/2037	44,152	0.0
51,000 (2)	Bank of Nova Scotia, 4.850%, 02/01/2030	49,417	0.0
85,000	Canadian Imperial Bank of Commerce, 5.260%, 04/08/2029	83,722	0.1
47,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	41,467	0.0
175,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	164,315	0.1
42,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	37,555	0.0
72,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	70,441	0.0
125,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	124,151	0.1
40,000	Enbridge, Inc., 5.625%, 04/05/2034	39,150	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Canada: (continued)
238,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	$233,846	0.1
192,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	180,863	0.1
253,000	National Bank of Canada, 5.600%, 12/18/2028	252,586	0.1
7,000	Nutrien Ltd., 5.875%, 12/01/2036	6,992	0.0
31,000	Nutrien Ltd., 5.950%, 11/07/2025	31,159	0.0
225,000 (1)(2)	Open Text Holdings, Inc., 4.125%, 12/01/2031	193,011	0.1
41,000	Royal Bank of Canada, 5.150%, 02/01/2034	39,621	0.0
65,000 (2)	Royal Bank of Canada, 5.200%, 08/01/2028	64,653	0.0
65,000	Toronto-Dominion Bank, 5.523%, 07/17/2028	65,236	0.0
		1,776,776	0.7

	Cayman Islands: 0.0%
114,750	Seagate HDD Cayman, 9.625%, 12/01/2032	128,810	0.0

	Chile: 0.4%
250,000 (1)	Antofagasta PLC, 6.250%, 05/02/2034	249,062	0.1
200,000 (1)(3)	Banco del Estado de Chile, 7.950%, 12/31/2199	201,981	0.1
250,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	243,359	0.1
200,000 (1)	Corp Nacional del Cobre de Chile, 6.440%, 01/26/2036	199,688	0.0
250,000 (1)	Inversiones CMPC SA, 6.125%, 02/26/2034	247,104	0.1
		1,141,194	0.4

	China: 0.0%
52,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 05/11/2041	36,801	0.0

	Colombia: 0.2%
250,000	Ecopetrol SA, 6.875%, 04/29/2030	239,761	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Colombia: (continued)
180,000	Ecopetrol SA, 8.375%, 01/19/2036	$175,275	0.1
		415,036	0.2

	Denmark: 0.1%
215,000 (1)(3)	Danske Bank A/S, 3.244%, 12/20/2025	211,007	0.1

	France: 0.1%
70,000	TotalEnergies Capital SA, 5.150%, 04/05/2034	69,006	0.1
65,000	TotalEnergies Capital SA, 5.488%, 04/05/2054	63,292	0.0
60,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	58,637	0.0
		190,935	0.1

	Germany: 0.4%
290,000 (1)	Siemens Financiering Smaatschappij NV, 2.350%, 10/15/2026	270,916	0.1
215,000 (1)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	210,785	0.1
205,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	203,288	0.1
200,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	206,872	0.1
150,000 (1)	ZF North America Capital, Inc., 7.125%, 04/14/2030	153,524	0.0
		1,045,385	0.4

	Guatemala: 0.2%
250,000	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.250%, 04/27/2029	233,625	0.1
325,000	CT Trust, 5.125%, 02/03/2032	283,450	0.1
		517,075	0.2

	India: 0.1%
200,000	JSW Steel Ltd., 5.050%, 04/05/2032	172,250	0.1

	Indonesia: 0.1%
250,000	Medco Maple Tree Pte Ltd., 8.960%, 04/27/2029	257,344	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Ireland: 0.2%
220,000	Icon Investments Six DAC, 5.849%, 05/08/2029	$220,000	0.1
202,000 (1)	SMBC Aviation Capital Finance DAC, 5.700%, 07/25/2033	196,784	0.1
		416,784	0.2

	Italy: 0.1%
200,000	Telecom Italia Capital SA, 7.721%, 06/04/2038	186,149	0.1

	Japan: 0.1%
200,000 (3)	Mizuho Financial Group, Inc., 5.579%, 05/26/2035	194,906	0.1
70,000 (1)(3)	Nippon Life Insurance Co., 5.950%, 04/16/2054	68,108	0.0
		263,014	0.1

	Luxembourg: 0.3%
325,000 (1)	CSN Resources SA, 8.875%, 12/05/2030	324,967	0.2
50,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	47,126	0.0
275,000 (1)	Minerva Luxembourg SA, 8.875%, 09/13/2033	283,147	0.1
53,000 (2)	Schlumberger Investment SA, 2.650%, 06/26/2030	45,891	0.0
24,000	Schlumberger Investment SA, 4.850%, 05/15/2033	23,232	0.0
		724,363	0.3

	Mexico: 0.5%
300,000 (3)	Cemex SAB de CV, 5.125%, 12/31/2199	288,990	0.1
150,000	Petroleos Mexicanos, 5.950%, 01/28/2031	118,913	0.0
387,000	Petroleos Mexicanos, 6.700%, 02/16/2032	317,959	0.1
425,000	Petroleos Mexicanos, 10.000%, 02/07/2033	417,934	0.2
225,000 (1)	Trust Fibra Uno, 7.375%, 02/13/2034	221,013	0.1
		1,364,809	0.5

	Morocco: 0.1%
250,000 (1)	OCP SA, 6.750%, 05/02/2034	246,750	0.1

	Netherlands: 0.2%
260,000 (1)(3)	Cooperatieve Rabobank UA, 5.447%, 03/05/2030	256,091	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Netherlands: (continued)
355,000	ING Groep NV, 4.050%, 04/09/2029	$331,228	0.1
		587,319	0.2

	Norway: 0.0%
56,000	Equinor ASA, 3.125%, 04/06/2030	50,421	0.0

	Panama: 0.1%
245,524 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	207,097	0.1

	Peru: 0.1%
250,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.550%, 09/18/2033	266,530	0.1

	Singapore: 0.2%
60,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	58,040	0.0
177,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	168,703	0.1
18,000	Pfizer Investment Enterprises Pte Ltd., 5.110%, 05/19/2043	16,766	0.0
41,000	Pfizer Investment Enterprises Pte Ltd., 5.300%, 05/19/2053	38,261	0.0
208,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	190,959	0.1
		472,729	0.2

	Spain: 0.1%
200,000 (3)	Banco Bilbao Vizcaya Argentaria SA, 7.883%, 11/15/2034	214,372	0.1

	Switzerland: 0.2%
250,000	Credit Suisse AG/ New York NY, 1.250%, 08/07/2026	226,857	0.1
200,000	UBS AG/London, 5.650%, 09/11/2028	200,979	0.1
200,000 (1)(3)	UBS Group AG, 4.751%, 05/12/2028	193,633	0.0
		621,469	0.2

	Tanzania: 0.1%
225,000	AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030	194,836	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Turkey: 0.1%
275,000 (1)	Sisecam UK PLC, 8.250%, 05/02/2029	$280,254	0.1

	United Arab Emirates: 0.2%
283,640 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	238,116	0.1
274,734 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	212,404	0.1
		450,520	0.2

	United Kingdom: 1.6%
600,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	595,578	0.2
123,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	120,584	0.1
205,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	201,305	0.1
30,000	BAT Capital Corp., 5.834%, 02/20/2031	30,001	0.0
97,000	BAT Capital Corp., 6.000%, 02/20/2034	96,459	0.0
81,000 (1)	CSL Finance PLC, 4.050%, 04/27/2029	76,212	0.0
20,000 (1)	CSL Finance PLC, 4.950%, 04/27/2062	17,137	0.0
217,000 (3)	HSBC Holdings PLC, 2.999%, 03/10/2026	211,608	0.1
200,000 (3)	Lloyds Banking Group PLC, 5.871%, 03/06/2029	200,376	0.1
200,000 (3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	198,012	0.1
200,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	194,417	0.1
240,000 (1)	LSEGA Financing PLC, 3.200%, 04/06/2041	173,515	0.1
116,000	National Grid PLC, 5.418%, 01/11/2034	111,586	0.0
200,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	193,315	0.1
655,000	Royalty Pharma PLC, 1.200%, 09/02/2025	616,977	0.2
400,000	Royalty Pharma PLC, 1.750%, 09/02/2027	353,857	0.1
75,000	Smith & Nephew PLC, 5.400%, 03/20/2034	72,320	0.0
200,000 (1)(3)	Swiss RE Subordinated Finance PLC, 5.698%, 04/05/2035	194,200	0.1
245,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	204,702	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United Kingdom: (continued)
200,000 (1)	Vmed O2 UK Financing I PLC, 7.750%, 04/15/2032	$197,082	0.1
12,000	Vodafone Group PLC, 5.750%, 02/10/2063	11,346	0.0
		4,070,589	1.6

	United States: 21.5%
655,000	AbbVie, Inc., 3.800%, 03/15/2025	645,224	0.3
51,000	AbbVie, Inc., 4.050%, 11/21/2039	43,235	0.0
3,000	AbbVie, Inc., 4.300%, 05/14/2036	2,702	0.0
123,000	AbbVie, Inc., 4.950%, 03/15/2031	120,696	0.1
75,000	AbbVie, Inc., 5.050%, 03/15/2034	73,179	0.0
45,000	AbbVie, Inc., 5.350%, 03/15/2044	43,545	0.0
57,000	AbbVie, Inc., 5.400%, 03/15/2054	55,226	0.0
57,000	AbbVie, Inc., 5.500%, 03/15/2064	55,000	0.0
70,000 (2)	Adobe, Inc., 4.950%, 04/04/2034	68,316	0.0
185,000 (1)(2)	ADT Security Corp., 4.125%, 08/01/2029	167,372	0.1
332,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	322,219	0.1
56,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	53,916	0.0
139,000	AES Corp., 2.450%, 01/15/2031	111,891	0.1
76,000	AES Corp., 5.450%, 06/01/2028	74,858	0.0
60,000	AGCO Corp., 5.450%, 03/21/2027	59,804	0.0
40,000	AGCO Corp., 5.800%, 03/21/2034	39,152	0.0
52,000	Air Products and Chemicals, Inc., 4.850%, 02/08/2034	49,683	0.0
47,000	Alabama Power Co., 5.850%, 11/15/2033	47,970	0.0
190,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	167,837	0.1
34,000	Alleghany Corp., 3.250%, 08/15/2051	22,497	0.0
86,000	Alleghany Corp., 4.900%, 09/15/2044	78,191	0.0
76,000	Altria Group, Inc., 6.200%, 11/01/2028	77,913	0.0
72,000	Amazon.com, Inc., 3.150%, 08/22/2027	67,821	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
97,000	Ameren Corp., 5.000%, 01/15/2029	$94,638	0.1
60,456	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	56,639	0.0
16,188	American Airlines Pass Through Trust 2016-2, A, 3.650%, 12/15/2029	14,642	0.0
381,620	American Airlines Pass Through Trust 2021-1, A, 2.875%, 01/11/2036	319,669	0.1
60,000	American Electric Power Co., Inc., 3.250%, 03/01/2050	38,806	0.0
47,000 (2)	American Electric Power Co., Inc., 5.625%, 03/01/2033	45,965	0.0
36,000 (3)	American Express Co., 4.990%, 05/01/2026	35,719	0.0
70,000 (3)	American Express Co., 5.098%, 02/16/2028	69,229	0.0
85,000 (3)	American Express Co., 5.532%, 04/25/2030	84,876	0.0
33,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	28,239	0.0
155,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	149,515	0.1
86,000	American Honda Finance Corp., 4.700%, 01/12/2028	84,467	0.0
14,000	American Honda Finance Corp., 4.900%, 01/10/2034	13,343	0.0
49,000	American Honda Finance Corp., 5.125%, 07/07/2028	48,695	0.0
55,000	American Honda Finance Corp., 5.650%, 11/15/2028	55,771	0.0
81,000	American Honda Finance Corp., 5.850%, 10/04/2030	82,972	0.0
95,000	American International Group, Inc., 3.400%, 06/30/2030	84,811	0.0
117,000	American International Group, Inc., 4.200%, 04/01/2028	111,956	0.1
77,000	American International Group, Inc., 5.125%, 03/27/2033	73,894	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
527,000	American Tower Corp., 2.750%, 01/15/2027	$490,298	0.2
63,000	American Tower Corp., 3.650%, 03/15/2027	59,807	0.0
86,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	69,609	0.0
50,000	American Water Capital Corp., 5.150%, 03/01/2034	48,483	0.0
99,000	American Water Capital Corp., 5.450%, 03/01/2054	93,441	0.1
64,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	64,731	0.0
69,000	Amgen, Inc., 5.600%, 03/02/2043	66,575	0.0
30,000	Amgen, Inc., 5.650%, 03/02/2053	28,810	0.0
49,000	Amgen, Inc., 5.750%, 03/02/2063	46,847	0.0
150,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 6.625%, 02/01/2032	149,665	0.1
69,000	Aon North America, Inc., 5.125%, 03/01/2027	68,547	0.0
163,000	Aon North America, Inc., 5.150%, 03/01/2029	160,897	0.1
50,000	Arrow Electronics, Inc., 5.875%, 04/10/2034	48,220	0.0
106,000	Arthur J Gallagher & Co., 5.450%, 07/15/2034	103,026	0.1
23,000	Arthur J Gallagher & Co., 5.750%, 03/02/2053	21,771	0.0
30,000	Arthur J Gallagher & Co., 5.750%, 07/15/2054	28,530	0.0
10,000	Arthur J Gallagher & Co., 6.750%, 02/15/2054	10,778	0.0
185,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	167,886	0.1
38,000	AT&T, Inc., 3.650%, 09/15/2059	24,672	0.0
207,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	206,607	0.1
15,000	Athene Holding Ltd., 6.250%, 04/01/2054	14,592	0.0
Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
36,000 (2)	AutoZone, Inc., 6.250%, 11/01/2028	$37,111	0.0
67,000	Avnet, Inc., 5.500%, 06/01/2032	62,984	0.0
52,000	Avnet, Inc., 6.250%, 03/15/2028	52,701	0.0
319,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	292,726	0.1
75,000 (3)	Bank of America Corp., 2.087%, 06/14/2029	65,270	0.0
211,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	168,156	0.1
105,000 (3)	Bank of America Corp., 2.551%, 02/04/2028	96,731	0.1
152,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	122,675	0.1
190,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	156,623	0.1
245,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	227,156	0.1
83,000 (3)	Bank of America Corp., 3.593%, 07/21/2028	78,035	0.0
64,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	63,029	0.0
92,000 (3)	Bank of America Corp., 5.288%, 04/25/2034	88,659	0.0
226,000 (3)	Bank of America Corp., 5.468%, 01/23/2035	219,872	0.1
304,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	304,693	0.1
143,000 (3)	Bank of America Corp. N, 2.651%, 03/11/2032	117,961	0.1
105,000 (3)	Bank of New York Mellon Corp., 4.975%, 03/14/2030	102,845	0.1
234,000 (3)	Bank of New York Mellon Corp., 5.188%, 03/14/2035	225,147	0.1
61,000	BAT Capital Corp., 7.079%, 08/02/2043	63,243	0.0
67,000	BAT Capital Corp., 7.081%, 08/02/2053	70,179	0.0
180,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	175,827	0.1
86,000	Becton Dickinson & Co., 4.693%, 02/13/2028	83,706	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
482,000	Berry Global, Inc., 1.650%, 01/15/2027	$434,814	0.2
39,000	BlackRock Funding, Inc., 5.000%, 03/14/2034	37,896	0.0
63,000	BlackRock Funding, Inc., 5.250%, 03/14/2054	59,525	0.0
62,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	47,310	0.0
35,000 (1)	Blue Owl Credit Income Corp., 6.650%, 03/15/2031	33,707	0.0
100,000	Boeing Co., 5.705%, 05/01/2040	90,858	0.0
45,000 (1)	Boeing Co., 6.298%, 05/01/2029	45,207	0.0
35,000 (1)	Boeing Co., 6.388%, 05/01/2031	35,186	0.0
42,000 (1)	Boeing Co., 6.528%, 05/01/2034	42,348	0.0
30,000 (1)	Boeing Co., 6.858%, 05/01/2054	30,138	0.0
89,000 (1)	Boeing Co., 7.008%, 05/01/2064	89,259	0.0
57,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	52,776	0.0
48,000 (1)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	43,985	0.0
39,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	37,488	0.0
22,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	21,253	0.0
51,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	50,200	0.0
42,000	Bristol-Myers Squibb Co., 5.650%, 02/22/2064	40,230	0.0
44,000	Bristol-Myers Squibb Co., 6.250%, 11/15/2053	46,648	0.0
60,000	Bristol-Myers Squibb Co., 6.400%, 11/15/2063	63,971	0.0
222,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	170,311	0.1
131,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	119,687	0.1
67,000	Brookfield Finance LLC / Brookfield Finance, Inc., 3.450%, 04/15/2050	44,472	0.0
Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
135,000 (1)	Builders FirstSource, Inc., 6.375%, 03/01/2034	$132,663	0.1
100,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	77,460	0.0
175,000 (1)	Calpine Corp., 5.000%, 02/01/2031	158,766	0.1
103,000	Camden Property Trust, 4.900%, 01/15/2034	96,853	0.1
90,000	Camden Property Trust, 5.850%, 11/03/2026	90,732	0.0
80,000	Campbell Soup Co., 5.200%, 03/21/2029	78,892	0.0
20,000	Cardinal Health, Inc., 5.450%, 02/15/2034	19,611	0.0
43,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	34,279	0.0
41,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	34,315	0.0
108,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	86,285	0.0
20,000	Carrier Global Corp., 2.722%, 02/15/2030	17,265	0.0
31,000	Carrier Global Corp., 5.900%, 03/15/2034	31,688	0.0
81,000	Cencora, Inc., 5.125%, 02/15/2034	78,296	0.0
92,000	Centene Corp., 2.500%, 03/01/2031	74,022	0.0
241,000	Centene Corp., 3.000%, 10/15/2030	202,230	0.1
118,000	Centene Corp., 4.625%, 12/15/2029	109,980	0.1
86,000	CenterPoint Energy, Inc., 4.250%, 11/01/2028	80,732	0.0
32,000 (3)	Charles Schwab Corp. H, 4.000%, 12/31/2199	26,084	0.0
78,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	65,128	0.0
49,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	30,359	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2024 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
14,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	$9,801	0.0
16,000 (2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	12,018	0.0
102,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.650%, 02/01/2034	100,624	0.1
92,000	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	91,816	0.1
20,000	Chubb INA Holdings, Inc., 3.050%, 12/15/2061	12,382	0.0
390,000	Cigna Group, 3.050%, 10/15/2027	361,961	0.2
75,000	Cigna Group, 5.250%, 02/15/2034	72,308	0.0
35,000 (2)	Cigna Group, 5.400%, 03/15/2033	34,397	0.0
117,000	Cigna Group, 5.600%, 02/15/2054	110,276	0.1
34,000	Cisco Systems, Inc., 4.800%, 02/26/2027	33,722	0.0
67,000	Cisco Systems, Inc., 4.850%, 02/26/2029	66,192	0.0
84,000	Cisco Systems, Inc., 4.950%, 02/26/2031	82,660	0.0
85,000	Cisco Systems, Inc., 5.050%, 02/26/2034	83,189	0.0
42,000	Cisco Systems, Inc., 5.300%, 02/26/2054	40,444	0.0
50,000	Cisco Systems, Inc., 5.350%, 02/26/2064	47,625	0.0
96,000	Citizens Financial Group, Inc., 2.500%, 02/06/2030	79,307	0.0
93,000 (3)	Citizens Financial Group, Inc., 5.641%, 05/21/2037	84,727	0.0
75,000 (3)	Citizens Financial Group, Inc., 6.645%, 04/25/2035	75,243	0.0
259,000 (1)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	238,701	0.1
Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
170,000 (1)	Cleveland-Cliffs, Inc., 6.750%, 04/15/2030	$166,217	0.1
80,000 (1)	Cleveland-Cliffs, Inc., 7.000%, 03/15/2032	78,231	0.0
100,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	97,898	0.1
105,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	104,678	0.1
33,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	33,310	0.0
64,000	Comcast Corp., 1.950%, 01/15/2031	51,698	0.0
168,000	Comcast Corp., 3.750%, 04/01/2040	133,210	0.1
89,000	Comcast Corp., 4.250%, 01/15/2033	81,409	0.0
119,000	Comcast Corp., 5.500%, 05/15/2064	110,942	0.1
70,000	Comcast Corp., 5.650%, 06/15/2035	70,077	0.0
69,000	ConocoPhillips Co., 5.700%, 09/15/2063	67,795	0.0
49,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	40,508	0.0
28,000	Corebridge Financial, Inc., 3.850%, 04/05/2029	25,718	0.0
257,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	224,320	0.1
53,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	52,095	0.0
63,000 (1)	Corebridge Financial, Inc., 6.050%, 09/15/2033	63,047	0.0
118,000 (3)	Corebridge Financial, Inc., 6.875%, 12/15/2052	116,853	0.1
155,000 (1)	Crescent Energy Finance LLC, 9.250%, 02/15/2028	163,892	0.1
200,000 (1)(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	198,198	0.1
44,000	Crown Castle, Inc., 2.900%, 03/15/2027	40,784	0.0
40,000	Crown Castle, Inc., 4.150%, 07/01/2050	30,073	0.0
25,000	Crown Castle, Inc., 4.800%, 09/01/2028	24,086	0.0
58,000	Crown Castle, Inc., 5.600%, 06/01/2029	57,669	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2024 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
77,000	Crown Castle, Inc., 5.800%, 03/01/2034	$76,311	0.0
56,000	CSX Corp., 4.500%, 08/01/2054	46,658	0.0
106,000	Cummins, Inc., 2.600%, 09/01/2050	84,830	0.0
30,000	Cummins, Inc., 4.900%, 02/20/2029	29,656	0.0
26,000	Cummins, Inc., 5.450%, 02/20/2054	25,047	0.0
7,000	CVS Health Corp., 3.250%, 08/15/2029	6,279	0.0
3,000	CVS Health Corp., 4.125%, 04/01/2040	2,398	0.0
36,000	CVS Health Corp., 5.050%, 03/25/2048	30,728	0.0
35,000	CVS Health Corp., 5.625%, 02/21/2053	32,308	0.0
19,000	CVS Health Corp., 5.875%, 06/01/2053	18,113	0.0
12,000	CVS Health Corp., 6.000%, 06/01/2063	11,500	0.0
210,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	173,001	0.1
220,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	192,944	0.1
96,000	Deere & Co., 3.100%, 04/15/2030	85,802	0.0
49,000	Dell International LLC / EMC Corp., 5.400%, 04/15/2034	47,493	0.0
66,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	66,410	0.0
84,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	64,547	0.0
44,000	Diamondback Energy, Inc., 5.400%, 04/18/2034	42,774	0.0
58,000	Diamondback Energy, Inc., 5.750%, 04/18/2054	55,409	0.0
64,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	60,927	0.0
64,000	Discovery Communications LLC, 5.300%, 05/15/2049	50,393	0.0
28,000	Dollar General Corp., 3.500%, 04/03/2030	25,112	0.0
86,000 (3)	Dominion Energy, Inc. B, 4.650%, 12/31/2199	84,369	0.0
158,000 (3)	Dominion Energy, Inc. C, 4.350%, 12/31/2199	145,461	0.1
185,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	164,369	0.1
266,000	DTE Electric Co., 2.250%, 03/01/2030	224,842	0.1
Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
82,000	DTE Electric Co., 4.300%, 07/01/2044	$67,590	0.0
167,000	DTE Energy Co., 5.100%, 03/01/2029	163,094	0.1
10,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	7,376	0.0
3,000	Duke Energy Carolinas LLC, 3.875%, 03/15/2046	2,261	0.0
3,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	2,465	0.0
19,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	17,702	0.0
804,000	Duke Energy Corp., 2.650%, 09/01/2026	753,625	0.3
93,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	75,954	0.0
37,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	37,836	0.0
32,000	Duke Energy Indiana LLC, 5.400%, 04/01/2053	29,686	0.0
3,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	2,191	0.0
26,000	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	25,390	0.0
15,000	Duke Energy Ohio, Inc., 5.650%, 04/01/2053	14,391	0.0
3,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	2,377	0.0
37,000	Elevance Health, Inc., 4.900%, 02/08/2026	36,558	0.0
50,000	Eli Lilly & Co., 4.700%, 02/09/2034	47,891	0.0
54,000	Eli Lilly & Co., 5.000%, 02/09/2054	50,255	0.0
165,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	163,728	0.1
195,000 (1)	Energizer Holdings, Inc., 4.375%, 03/31/2029	172,444	0.1
43,000 (2)	Energy Transfer L.P., 5.550%, 05/15/2034	41,874	0.0
75,000	Energy Transfer L.P., 5.950%, 05/15/2054	70,735	0.0
165,000 (1)	EnLink Midstream LLC, 6.500%, 09/01/2030	167,200	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2024 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
10,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	$6,541	0.0
28,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	21,851	0.0
157,000	Entergy Corp., 2.800%, 06/15/2030	133,984	0.1
21,000	Entergy Louisiana LLC, 5.350%, 03/15/2034	20,380	0.0
75,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	71,389	0.0
18,000	Entergy Texas, Inc., 5.800%, 09/01/2053	17,678	0.0
118,000	Essential Utilities, Inc., 2.704%, 04/15/2030	100,391	0.1
46,000	Essential Utilities, Inc., 5.375%, 01/15/2034	44,320	0.0
54,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	35,216	0.0
65,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	52,404	0.0
34,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	34,472	0.0
106,000	Eversource Energy, 2.900%, 03/01/2027	98,391	0.1
45,000	Eversource Energy, 5.125%, 05/15/2033	42,458	0.0
60,000	Eversource Energy, 5.450%, 03/01/2028	59,538	0.0
58,000	Eversource Energy, 5.500%, 01/01/2034	55,860	0.0
76,000	Eversource Energy, 5.950%, 02/01/2029	76,895	0.0
92,000	Eversource Energy U, 1.400%, 08/15/2026	83,457	0.0
97,000	Exelon Corp., 5.150%, 03/15/2028	95,746	0.1
83,000	Exelon Corp., 5.150%, 03/15/2029	81,610	0.0
110,000	Extra Space Storage L.P., 2.350%, 03/15/2032	85,869	0.0
58,000	Exxon Mobil Corp., 2.995%, 08/16/2039	43,100	0.0
42,000 (2)	FedEx Corp., 5.250%, 05/15/2050	37,945	0.0
500,000 (2)	First Horizon Bank, 5.750%, 05/01/2030	461,700	0.2
74,000	Fiserv, Inc., 5.150%, 03/15/2027	73,292	0.0
11,000	Florida Power & Light Co., 2.875%, 12/04/2051	6,778	0.0
Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
94,000	Florida Power & Light Co., 4.125%, 02/01/2042	$77,625	0.0
49,000	Florida Power & Light Co., 4.625%, 05/15/2030	47,518	0.0
35,000	FMC Corp., 5.150%, 05/18/2026	34,577	0.0
210,000	Ford Motor Co., 6.100%, 08/19/2032	206,072	0.1
200,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	190,625	0.1
200,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	196,597	0.1
56,000	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	55,746	0.0
227,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	210,022	0.1
185,000 (1)	GCI LLC, 4.750%, 10/15/2028	165,237	0.1
248,000	General Mills, Inc., 2.875%, 04/15/2030	216,027	0.1
102,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	82,024	0.0
301,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	298,565	0.1
105,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	103,369	0.1
55,000	General Motors Financial Co., Inc., 5.950%, 04/04/2034	53,816	0.0
48,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	47,706	0.0
40,000	Georgia Power Co., 4.650%, 05/16/2028	38,905	0.0
105,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	104,347	0.1
85,000	Goldman Sachs BDC, Inc., 6.375%, 03/11/2027	85,352	0.0
99,000 (3)	Goldman Sachs Group, Inc., 3.102%, 02/24/2033	82,396	0.0
40,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	40,077	0.0
85,000 (2)(3)	Goldman Sachs Group, Inc., 5.851%, 04/25/2035	85,078	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2024 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
40,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	$41,286	0.0
180,000 (1)	Gray Television, Inc., 7.000%, 05/15/2027	163,960	0.1
185,000 (1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	163,905	0.1
44,000	HCA, Inc., 2.375%, 07/15/2031	35,245	0.0
24,000	HCA, Inc., 3.125%, 03/15/2027	22,452	0.0
267,000	HCA, Inc., 4.125%, 06/15/2029	248,150	0.1
2,000	HCA, Inc., 4.375%, 03/15/2042	1,599	0.0
145,000	HCA, Inc., 5.250%, 04/15/2025	144,255	0.1
214,000	HCA, Inc., 5.375%, 09/01/2026	212,466	0.1
70,000	HCA, Inc., 5.450%, 04/01/2031	68,561	0.0
34,000	HCA, Inc., 6.000%, 04/01/2054	32,426	0.0
30,000	HCA, Inc., 6.100%, 04/01/2064	28,434	0.0
152,000	Healthpeak OP LLC, 3.000%, 01/15/2030	131,914	0.1
100,000	Healthpeak OP LLC, 5.250%, 12/15/2032	96,211	0.1
111,000	HEICO Corp., 5.250%, 08/01/2028	109,857	0.1
129,000	Hess Corp., 4.300%, 04/01/2027	124,873	0.1
200,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	191,678	0.1
175,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 8.375%, 11/01/2033	187,866	0.1
79,000	Home Depot, Inc., 2.700%, 04/15/2030	68,869	0.0
89,000	Home Depot, Inc., 4.900%, 04/15/2029	88,115	0.0
101,000	Honeywell International, Inc., 5.250%, 03/01/2054	95,817	0.1
42,000	HP, Inc., 2.650%, 06/17/2031	34,621	0.0
74,000	Humana, Inc., 5.375%, 04/15/2031	72,172	0.0
35,000 (3)	Huntington Bancshares, Inc., 2.487%, 08/15/2036	25,809	0.0
152,000 (3)	Huntington Bancshares, Inc., 5.709%, 02/02/2035	145,788	0.1
150,000 (3)	Huntington National Bank, 4.125%, 07/02/2029	146,294	0.1
Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
24,000 (1)	Hyundai Capital America, 5.400%, 01/08/2031	$23,478	0.0
80,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	79,709	0.0
129,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	130,533	0.1
87,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	89,658	0.0
147,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	140,883	0.1
101,000	IBM International Capital Pte Ltd., 5.250%, 02/05/2044	93,392	0.1
175,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	161,284	0.1
37,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	36,915	0.0
18,000	Ingersoll Rand, Inc., 5.700%, 08/14/2033	17,887	0.0
56,000	Intel Corp., 3.750%, 08/05/2027	53,474	0.0
75,000	Intel Corp., 5.125%, 02/10/2030	74,247	0.0
36,000	Intel Corp., 5.600%, 02/21/2054	33,900	0.0
17,000	Intel Corp., 5.700%, 02/10/2053	16,244	0.0
60,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	49,899	0.0
34,000	Interstate Power and Light Co., 3.100%, 11/30/2051	21,036	0.0
147,000	Intuit, Inc., 5.125%, 09/15/2028	146,636	0.1
84,000	Intuit, Inc., 5.200%, 09/15/2033	82,942	0.0
91,000	Intuit, Inc., 5.500%, 09/15/2053	89,043	0.0
196,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	179,970	0.1
60,000	Jefferies Financial Group, Inc., 6.200%, 04/14/2034	59,343	0.0
54,000	John Deere Capital Corp., 4.500%, 01/16/2029	52,546	0.0
184,000	John Deere Capital Corp., 4.700%, 06/10/2030	179,293	0.1
125,000	John Deere Capital Corp., 4.900%, 03/07/2031	122,196	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
118,000	Johnson & Johnson, 3.625%, 03/03/2037	$100,040	0.1
66,000	Jones Lang LaSalle, Inc., 6.875%, 12/01/2028	68,443	0.0
268,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	243,103	0.1
121,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	111,700	0.1
291,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	254,392	0.1
201,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	181,754	0.1
48,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	46,743	0.0
337,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	313,747	0.1
802,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	758,559	0.3
604,000 (3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	576,400	0.2
49,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	46,910	0.0
265,000 (3)	JPMorgan Chase & Co., 5.336%, 01/23/2035	256,991	0.1
170,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	170,185	0.1
463,000 (3)	JPMorgan Chase & Co. R, 8.868%, (TSFR3M + 3.562%), 12/31/2199	463,000	0.2
28,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	27,812	0.0
100,000	Kenvue, Inc., 4.900%, 03/22/2033	96,853	0.1
42,000	Kenvue, Inc., 5.050%, 03/22/2028	41,856	0.0
50,000	Kenvue, Inc., 5.200%, 03/22/2063	46,327	0.0
37,000	Keurig Dr Pepper, Inc., 5.050%, 03/15/2029	36,473	0.0
58,000 (3)	KeyCorp, 4.789%, 06/01/2033	51,466	0.0
128,000 (3)	KeyCorp, 6.401%, 03/06/2035	125,967	0.1
199,000	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	197,845	0.1
Principal Amount†	RA	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
39,000	KLA Corp., 4.700%, 02/01/2034	$37,117	0.0
43,000	KLA Corp., 5.250%, 07/15/2062	39,884	0.0
53,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	51,847	0.0
220,000 (1)(2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	196,519	0.1
36,000 (1)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	24,323	0.0
153,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	149,558	0.1
56,000	Lockheed Martin Corp., 4.800%, 08/15/2034	53,568	0.0
48,000	Lockheed Martin Corp., 5.200%, 02/15/2064	44,605	0.0
39,000	Lockheed Martin Corp., 5.250%, 01/15/2033	38,937	0.0
22,000	Lockheed Martin Corp., 5.900%, 11/15/2063	22,824	0.0
28,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	27,738	0.0
32,000	Lowe’s Cos., Inc., 5.750%, 07/01/2053	31,127	0.0
24,000	Lowe’s Cos., Inc., 5.850%, 04/01/2063	23,260	0.0
205,000	Macy’s Retail Holdings LLC, 4.500%, 12/15/2034	174,918	0.1
31,000 (2)	Marriott International, Inc., 4.875%, 05/15/2029	30,110	0.0
40,000	Marriott International, Inc., 5.300%, 05/15/2034	38,378	0.0
135,000 (1)	Mars, Inc., 2.375%, 07/16/2040	89,059	0.0
42,000	Marsh & McLennan Cos., Inc., 5.450%, 03/15/2054	40,116	0.0
40,000	Marsh & McLennan Cos., Inc., 5.700%, 09/15/2053	39,498	0.0
52,000	Marvell Technology, Inc., 5.750%, 02/15/2029	52,256	0.0
210,000 (1)	Match Group Holdings II LLC, 3.625%, 10/01/2031	173,576	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
205,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	$183,853	0.1
25,000 (2)	Merck & Co., Inc., 4.500%, 05/17/2033	23,642	0.0
48,000	Meta Platforms, Inc., 3.500%, 08/15/2027	45,632	0.0
72,000	Meta Platforms, Inc., 4.450%, 08/15/2052	59,987	0.0
20,000	Meta Platforms, Inc., 4.650%, 08/15/2062	16,654	0.0
137,000	Meta Platforms, Inc., 5.750%, 05/15/2063	136,631	0.1
374,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	366,869	0.2
53,000	MidAmerican Energy Co., 5.850%, 09/15/2054	53,360	0.0
168,000	Mississippi Power Co. 12-A, 4.250%, 03/15/2042	135,262	0.1
43,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	43,478	0.0
58,000	Mondelez International, Inc., 4.750%, 02/20/2029	56,409	0.0
75,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	74,807	0.0
218,000 (3)	Morgan Stanley, 1.164%, 10/21/2025	213,030	0.1
65,000 (3)	Morgan Stanley, 1.512%, 07/20/2027	59,370	0.0
380,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	350,304	0.2
107,000 (3)	Morgan Stanley, 2.720%, 07/22/2025	106,186	0.1
681,000	Morgan Stanley, 3.125%, 07/27/2026	647,446	0.3
41,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	38,588	0.0
82,000 (3)	Morgan Stanley, 5.164%, 04/20/2029	80,683	0.0
130,000 (3)	Morgan Stanley, 5.250%, 04/21/2034	124,794	0.1
86,000 (3)	Morgan Stanley, 5.466%, 01/18/2035	83,700	0.0
105,000 (3)	Morgan Stanley, 5.831%, 04/19/2035	104,997	0.1
166,000 (3)	Morgan Stanley, 5.864%, (SOFRRATE + 0.509%), 01/22/2025	166,155	0.1
309,000 (3)	Morgan Stanley, 5.942%, 02/07/2039	297,449	0.1
245,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	250,239	0.1
53,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	51,848	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
72,000	MPLX L.P., 2.650%, 08/15/2030	$60,687	0.0
319,000	MPLX L.P., 4.000%, 03/15/2028	302,472	0.1
215,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	144,386	0.1
250,000	National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	235,701	0.1
83,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	74,911	0.0
55,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 02/07/2031	53,433	0.0
51,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	51,739	0.0
190,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	170,884	0.1
180,000	Navient Corp., 5.000%, 03/15/2027	169,858	0.1
22,000	Nevada Power Co., 6.000%, 03/15/2054	21,974	0.0
2,000 (1)	New York Life Insurance Co., 3.750%, 05/15/2050	1,449	0.0
12,000 (1)	New York Life Insurance Co., 4.450%, 05/15/2069	9,182	0.0
73,000 (1)	Newmont Corp. / Newcrest Finance Pty Ltd., 5.300%, 03/15/2026	72,565	0.0
84,000	NextEra Energy Capital Holdings, Inc., 4.255%, 09/01/2024	83,536	0.0
89,000	NextEra Energy Capital Holdings, Inc., 6.051%, 03/01/2025	89,192	0.0
50,000 (2)(3)	NextEra Energy Capital Holdings, Inc., 6.700%, 09/01/2054	49,555	0.0
71,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	66,890	0.0
29,000	Norfolk Southern Corp., 2.550%, 11/01/2029	25,080	0.0
45,000	Norfolk Southern Corp., 5.050%, 08/01/2030	44,243	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
42,000	Norfolk Southern Corp., 5.550%, 03/15/2034	$42,160	0.0
75,000	Norfolk Southern Corp., 5.950%, 03/15/2064	75,219	0.0
75,000 (3)	Northern Trust Corp., 3.375%, 05/08/2032	69,420	0.0
20,000 (1)	Northwestern Mutual Life Insurance Co., 3.450%, 03/30/2051	13,540	0.0
6,000 (1)	Northwestern Mutual Life Insurance Co., 3.625%, 09/30/2059	3,926	0.0
190,000 (1)	Novelis Corp., 4.750%, 01/30/2030	174,034	0.1
52,000	Nucor Corp., 4.300%, 05/23/2027	50,519	0.0
153,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	151,891	0.1
90,000 (2)	Occidental Petroleum Corp., 6.125%, 01/01/2031	91,201	0.1
96,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	95,320	0.1
15,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	15,455	0.0
220,000	Old Republic International Corp., 5.750%, 03/28/2034	214,324	0.1
180,000	Olin Corp., 5.000%, 02/01/2030	168,156	0.1
254,000	Oracle Corp., 2.800%, 04/01/2027	236,011	0.1
440,000	Oracle Corp., 2.950%, 05/15/2025	427,991	0.2
144,000	Oracle Corp., 3.800%, 11/15/2037	115,396	0.1
63,000	Oracle Corp., 6.150%, 11/09/2029	64,990	0.0
38,000	O’Reilly Automotive, Inc., 3.600%, 09/01/2027	35,895	0.0
92,000	O’Reilly Automotive, Inc., 4.350%, 06/01/2028	88,922	0.0
250,000 (1)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 4.125%, 04/30/2028	227,927	0.1
30,000	Ovintiv, Inc., 5.650%, 05/15/2028	29,980	0.0
35,000	Ovintiv, Inc., 7.100%, 07/15/2053	37,828	0.0
175,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	175,487	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
81,000	PACCAR Financial Corp. mtn, 5.000%, 03/22/2034	$78,761	0.0
24,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	17,821	0.0
20,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	14,944	0.0
31,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	24,239	0.0
33,000	Pacific Gas and Electric Co., 6.750%, 01/15/2053	34,047	0.0
265,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	266,544	0.1
17,000	Paramount Global, 4.950%, 05/19/2050	11,873	0.0
32,000	Paramount Global, 5.850%, 09/01/2043	25,346	0.0
10,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	8,882	0.0
5,000 (2)	PayPal Holdings, Inc., 4.400%, 06/01/2032	4,709	0.0
61,000	PayPal Holdings, Inc., 5.250%, 06/01/2062	55,004	0.0
32,000 (2)	PECO Energy Co., 4.900%, 06/15/2033	30,887	0.0
49,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	48,308	0.0
126,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	123,852	0.1
161,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.200%, 06/15/2030	164,214	0.1
83,000	Philip Morris International, Inc., 4.875%, 02/13/2029	81,056	0.0
56,000	Philip Morris International, Inc., 5.250%, 02/13/2034	54,047	0.0
74,000	Phillips 66, 3.850%, 04/09/2025	72,730	0.0
262,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	259,108	0.1
109,000 (3)	PNC Financial Services Group, Inc., 5.676%, 01/22/2035	106,835	0.1
45,000 (3)	PNC Financial Services Group, Inc., 6.875%, 10/20/2034	47,786	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
139,000 (3)	PNC Financial Services Group, Inc. W, 6.250%, 12/31/2199	$131,022	0.1
185,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	167,198	0.1
180,000 (1)	Post Holdings, Inc., 5.500%, 12/15/2029	170,922	0.1
25,000 (1)	Post Holdings, Inc., 6.250%, 02/15/2032	24,697	0.0
195,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	178,169	0.1
37,000	Prologis L.P., 2.250%, 01/15/2032	29,498	0.0
27,000	Prologis L.P., 5.250%, 03/15/2054	24,676	0.0
46,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	45,143	0.0
35,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	33,978	0.0
6,000	Public Service Electric and Gas Co., 3.800%, 03/01/2046	4,580	0.0
65,000	Public Service Electric and Gas Co., 5.200%, 08/01/2033	63,746	0.0
50,000	Public Service Electric and Gas Co., 5.200%, 03/01/2034	48,893	0.0
149,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	119,971	0.1
158,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	155,122	0.1
34,000	Puget Sound Energy, Inc., 3.250%, 09/15/2049	22,111	0.0
30,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	25,064	0.0
25,000 (2)	Quest Diagnostics, Inc., 2.950%, 06/30/2030	21,656	0.0
62,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	64,962	0.0
149,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	126,669	0.1
90,000	Realty Income Corp., 5.125%, 02/15/2034	85,632	0.0
35,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	27,384	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
18,000	Reynolds American, Inc., 5.850%, 08/15/2045	$16,236	0.0
215,000 (1)	Roche Holdings, Inc., 5.489%, 11/13/2030	217,377	0.1
118,000	Roper Technologies, Inc., 1.750%, 02/15/2031	92,694	0.1
28,000	Ross Stores, Inc., 4.700%, 04/15/2027	27,242	0.0
86,000	Ryder System, Inc., 5.250%, 06/01/2028	85,264	0.0
65,000	Ryder System, Inc., 5.500%, 06/01/2029	64,659	0.0
62,000 (2)	Ryder System, Inc., 6.300%, 12/01/2028	63,875	0.0
77,000	Ryder System, Inc., 6.600%, 12/01/2033	80,870	0.0
25,000 (2)	S&P Global, Inc., 1.250%, 08/15/2030	19,772	0.0
96,000	S&P Global, Inc., 2.700%, 03/01/2029	85,624	0.0
360,000	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	348,357	0.2
55,000 (1)	Sammons Financial Group, Inc., 6.875%, 04/15/2034	54,285	0.0
73,000	San Diego Gas & Electric Co., 4.950%, 08/15/2028	71,962	0.0
108,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	97,108	0.1
175,000 (1)	Sealed Air Corp/ Sealed Air Corp. US, 7.250%, 02/15/2031	178,374	0.1
61,000	Selective Insurance Group, Inc., 5.375%, 03/01/2049	54,950	0.0
175,000 (1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	162,583	0.1
70,000 (1)	Solventum Corp., 5.450%, 03/13/2031	67,854	0.0
77,000 (1)	Solventum Corp., 5.600%, 03/23/2034	74,292	0.0
28,000 (1)	Solventum Corp., 5.900%, 04/30/2054	26,160	0.0
44,000	Southern California Gas Co., 5.200%, 06/01/2033	42,831	0.0
74,000	Southern Co., 5.113%, 08/01/2027	72,946	0.0
38,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	36,234	0.0
97,000	Sprint Capital Corp., 6.875%, 11/15/2028	101,659	0.1
231,000	Sprint Capital Corp., 8.750%, 03/15/2032	272,936	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
190,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	$155,810	0.1
205,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	181,726	0.1
83,000 (3)	State Street Corp., 5.684%, 11/21/2029	83,913	0.0
270,000 (3)	State Street Corp., 6.123%, 11/21/2034	273,921	0.1
180,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 7.250%, 01/15/2031	185,051	0.1
102,000	Sun Communities Operating L.P., 5.500%, 01/15/2029	100,267	0.1
30,000	Targa Resources Corp., 4.200%, 02/01/2033	26,494	0.0
36,000	Targa Resources Corp., 6.500%, 03/30/2034	37,530	0.0
25,000 (1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	16,579	0.0
46,000 (1)	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/2044	39,983	0.0
75,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	61,821	0.0
215,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	191,368	0.1
92,000	Texas Instruments, Inc., 5.050%, 05/18/2063	83,409	0.0
162,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	159,289	0.1
95,000	Thermo Fisher Scientific, Inc., 5.000%, 01/31/2029	94,177	0.1
44,000 (2)	Thermo Fisher Scientific, Inc., 5.404%, 08/10/2043	42,954	0.0
86,000	Time Warner Cable LLC, 5.500%, 09/01/2041	68,513	0.0
4,000	Time Warner Cable LLC, 5.875%, 11/15/2040	3,309	0.0
7,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	6,190	0.0
2,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	1,887	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
46,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	$42,111	0.0
43,000	T-Mobile USA, Inc., 6.000%, 06/15/2054	43,305	0.0
105,000	Toyota Motor Credit Corp., 4.550%, 09/20/2027	102,666	0.1
101,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	102,046	0.1
7,000	Transatlantic Holdings, Inc., 8.000%, 11/30/2039	8,657	0.0
26,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	22,918	0.0
350,000 (1)	TransDigm, Inc., 7.125%, 12/01/2031	357,114	0.2
141,000 (3)	Truist Financial Corp., 4.916%, 07/28/2033	127,026	0.1
123,000 (3)	Truist Financial Corp., 5.435%, 01/24/2030	120,525	0.1
97,000 (3)	Truist Financial Corp., 5.711%, 01/24/2035	94,177	0.1
50,000 (3)	Truist Financial Corp., 6.241%, (TSFR3M + 0.912%), 03/15/2028	47,276	0.0
63,000	Tyson Foods, Inc., 5.400%, 03/15/2029	62,364	0.0
13,000	Union Pacific Corp., 3.750%, 02/05/2070	8,917	0.0
40,000	Union Pacific Corp., 4.050%, 11/15/2045	31,839	0.0
105,000 (1)	United Airlines, Inc., 4.625%, 04/15/2029	96,877	0.1
158,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	110,778	0.1
82,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	59,386	0.0
60,000	UnitedHealth Group, Inc., 5.000%, 04/15/2034	58,060	0.0
30,000	UnitedHealth Group, Inc., 5.050%, 04/15/2053	27,312	0.0
49,000	UnitedHealth Group, Inc., 5.200%, 04/15/2063	44,670	0.0
45,000	UnitedHealth Group, Inc., 5.375%, 04/15/2054	42,776	0.0
50,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	47,483	0.0
195,000 (1)	Univision Communications, Inc., 4.500%, 05/01/2029	169,807	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
29,435	US Airways Pass Through Trust 2012-1, A, 5.900%, 04/01/2026	$29,385	0.0
8,113	US Airways Pass Through Trust 2012-2, A, 4.625%, 12/03/2026	8,009	0.0
88,000 (3)	US Bancorp, 5.384%, 01/23/2030	86,800	0.0
261,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	250,350	0.1
33,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	26,384	0.0
350,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	359,405	0.2
9,000	Verizon Communications, Inc., 1.750%, 01/20/2031	7,110	0.0
6,000	Verizon Communications, Inc., 2.550%, 03/21/2031	4,982	0.0
91,000	Verizon Communications, Inc., 4.125%, 08/15/2046	71,757	0.0
7,000	Verizon Communications, Inc., 4.400%, 11/01/2034	6,351	0.0
135,000	Verizon Communications, Inc., 4.812%, 03/15/2039	122,326	0.1
54,000	Verizon Communications, Inc., 5.500%, 02/23/2054	51,320	0.0
215,000 (1)(2)	Viasat, Inc., 5.625%, 04/15/2027	196,965	0.1
152,000	Viatris, Inc., 2.700%, 06/22/2030	125,743	0.1
39,000	Viatris, Inc., 3.850%, 06/22/2040	27,561	0.0
435,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	396,468	0.2
181,000	VMware, Inc., 1.400%, 08/15/2026	164,629	0.1
97,000	Walmart, Inc., 4.000%, 04/15/2030	92,428	0.1
146,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	137,605	0.1
25,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	20,024	0.0
41,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	31,423	0.0
13,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	9,960	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
22,000	Waste Management, Inc., 2.000%, 06/01/2029	$18,899	0.0
40,000	Waste Management, Inc., 4.625%, 02/15/2030	38,758	0.0
80,000	Waste Management, Inc., 4.875%, 02/15/2034	76,970	0.0
20,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	19,814	0.0
28,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	27,712	0.0
53,000 (3)	Wells Fargo & Co., 2.164%, 02/11/2026	51,504	0.0
81,000	Wells Fargo & Co., 3.000%, 10/23/2026	76,204	0.0
60,000 (3)	Wells Fargo & Co., 3.526%, 03/24/2028	56,636	0.0
64,000 (3)	Wells Fargo & Co., 4.540%, 08/15/2026	62,994	0.0
125,000 (3)	Wells Fargo & Co., 5.389%, 04/24/2034	120,510	0.1
140,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	136,045	0.1
40,000 (3)	Wells Fargo & Co., 5.557%, 07/25/2034	39,007	0.0
57,000	Western Midstream Operating L.P., 4.750%, 08/15/2028	55,050	0.0
301,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	251,947	0.1
29,000	Westlake Corp., 3.125%, 08/15/2051	17,612	0.0
50,000	Weyerhaeuser Co., 4.750%, 05/15/2026	49,235	0.0
27,000	Williams Cos., Inc., 4.900%, 03/15/2029	26,254	0.0
45,000	Willis North America, Inc., 5.900%, 03/05/2054	43,191	0.0
51,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	49,612	0.0
185,000 (1)	XHR L.P., 4.875%, 06/01/2029	169,026	0.1
71,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	70,705	0.0
		54,850,272	21.5
	Total Corporate Bonds/Notes (Cost $75,698,290)	72,330,246	28.4

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 20.2%
	Australia: 0.2%
AUD837,000 (1)	Queensland Treasury Corp., 1.750%, 07/20/2034	$394,715	0.2

	Belgium: 0.7%
1,954,000 (1)	Kingdom of Belgium Government International Bond, 4.875%, 06/10/2055	1,870,320	0.7

	Brazil: 0.5%
BRL1,310,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	1,064,833	0.4
200,000	Brazilian Government International Bond, 6.125%, 03/15/2034	191,400	0.1
		1,256,233	0.5

	Canada: 0.8%
CAD1,100,000	Canadian Government Bond 000A, 2.000%, 12/01/2051	565,002	0.2
1,501,000	Province of British Columbia Canada, 4.200%, 07/06/2033	1,406,913	0.6
		1,971,915	0.8

	China: 9.1%
CNY9,950,000	China Government Bond 1824, 4.080%, 10/22/2048	1,737,908	0.7
CNY34,570,000	China Government Bond 1827, 3.250%, 11/22/2028	5,020,389	2.0
CNY1,110,000	China Government Bond 1906, 3.290%, 05/23/2029	162,241	0.1
CNY29,170,000	China Government Bond 1907, 3.250%, 06/06/2026	4,146,545	1.6
CNY23,400,000	China Government Bond INBK, 2.520%, 08/25/2033	3,276,991	1.3
CNY4,500,000	China Government Bond INBK, 2.690%, 08/12/2026	631,377	0.2
CNY6,300,000	China Government Bond INBK, 2.800%, 11/15/2032	900,494	0.4
CNY35,120,000	China Government Bond INBK, 2.850%, 06/04/2027	4,971,130	1.9
CNY1,800,000	China Government Bond INBK, 2.880%, 02/25/2033	258,684	0.1
CNY3,400,000	China Government Bond INBK, 3.120%, 10/25/2052	517,826	0.2
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	China: (continued)
CNY2,970,000	China Government Bond INBK, 3.320%, 04/15/2052	$467,647	0.2
CNY7,750,000	China Government Bond SH, 2.690%, 08/15/2032	1,097,603	0.4
		23,188,835	9.1

	Colombia: 0.3%
303,000	Colombia Government International Bond, 8.000%, 11/14/2035	305,727	0.1
COP2,551,900,000	Colombian TES B, 7.750%, 09/18/2030	578,739	0.2
		884,466	0.3

	Czechia: 0.1%
CZK9,220,000	Czech Republic Government Bond 105, 2.750%, 07/23/2029	364,826	0.1

	Germany: 0.1%
EUR60,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	59,121	0.1
EUR40,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/2025	41,488	0.0
EUR30,000	Bundesrepublik Deutschland Bundesanleihe, 2.730%, 08/15/2026	29,979	0.0
		130,588	0.1

	Indonesia: 0.4%
IDR13,833,000,000	Indonesia Treasury Bond FR79, 8.375%, 04/15/2039	941,375	0.4

	Italy: 0.5%
EUR641,000 (1)	Italy Buoni Poliennali Del Tesoro 30Y, 3.850%, 09/01/2049	638,828	0.2
EUR641,000 (1)	Italy Buoni Poliennali Del Tesoro 31Y, 5.000%, 08/01/2034	749,447	0.3
		1,388,275	0.5

	Malaysia: 1.5%
MYR18,342,000	Malaysia Government Bond 0419, 3.828%, 07/05/2034	3,799,840	1.5

	Mexico: 1.2%
MXN58,700,000	Mexican Bonos M, 7.750%, 05/29/2031	3,035,742	1.2

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Mexico: (continued)
200,000	Mexico Government International Bond, 3.750%, 04/19/2071	$118,800	0.0
		3,154,542	1.2

	Panama: 0.2%
200,000	Panama Government International Bond, 6.875%, 01/31/2036	189,375	0.0
200,000	Panama Government International Bond, 7.500%, 03/01/2031	203,312	0.1
230,000	Panama Government International Bond, 8.000%, 03/01/2038	235,391	0.1
		628,078	0.2

	Peru: 0.4%
PEN4,000,000	Peru Government Bond, 6.350%, 08/12/2028	1,083,190	0.4

	Poland: 0.2%
PLN1,525,000	Republic of Poland Government Bond 0728, 7.500%, 07/25/2028	403,104	0.2

	Portugal: 0.6%
EUR1,664,000 (1)	Portugal Obrigacoes do Tesouro OT 15Y, 2.250%, 04/18/2034	1,643,844	0.6

	Romania: 0.1%
194,000 (1)	Romanian Government International Bond, 6.375%, 01/30/2034	189,877	0.1

	Russian Federation: 0.1%
RUB47,938,000 (4)	Russian Federal Bond - OFZ 6224, 6.900%, 05/23/2029	269,315	0.1

	Saudi Arabia: 0.1%
200,000 (1)	Saudi Government International Bond, 5.750%, 01/16/2054	187,000	0.1

	South Africa: 1.1%
ZAR55,875,000	Republic of South Africa Government Bond 2035, 8.875%, 02/28/2035	2,389,614	0.9
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	South Africa: (continued)
475,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	$424,234	0.2
		2,813,848	1.1

	Spain: 0.9%
EUR1,284,000 (1)	Spain Government Bond, 1.450%, 04/30/2029	1,271,259	0.5
EUR1,092,000 (1)	Spain Government Bond 30Y, 2.700%, 10/31/2048	961,293	0.4
		2,232,552	0.9

	Supranational: 0.3%
800,000 (5)	European Bank for Reconstruction & Development, 20.000%, 03/19/2025	827,152	0.3

	Thailand: 0.6%
THB1,200,000	Thailand Government Bond, 0.750%, 06/17/2024	32,341	0.0
THB41,793,000	Thailand Government Bond, 2.875%, 12/17/2028	1,143,387	0.5
THB8,250,000	Thailand Government Bond, 3.350%, 06/17/2033	232,541	0.1
		1,408,269	0.6

	Ukraine: 0.2%
250,000 (4)	Ukraine Government International Bond, 7.253%, 03/15/2035	62,600	0.0
525,000 (4)	Ukraine Government International Bond, 7.375%, 09/25/2034	132,352	0.1
800,000 (4)	Ukraine Government International Bond, 7.750%, 09/01/2027	229,600	0.1
		424,552	0.2
	Total Sovereign Bonds (Cost $57,041,467)	51,456,711	20.2
COLLATERALIZED MORTGAGE OBLIGATIONS: 18.2%
	United States: 18.2%
230,649 (3)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.847%, 05/25/2036	198,736	0.1
60,519 (3)	Alternative Loan Trust 2005-53T2 2A6, 5.931%, (TSFR1M + 0.614%), 11/25/2035	32,793	0.0
103,593	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	49,996	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
145,604 (3)	Alternative Loan Trust 2007-23CB A3, 5.931%, (TSFR1M + 0.614%), 09/25/2037	$56,667	0.0
320,884	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	153,263	0.1
253,159	CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	217,454	0.1
986,855 (1)(3)	COLT Mortgage Loan Trust 2021-1 A1, 0.910%, 06/25/2066	798,073	0.3
703,075 (1)(3)	COLT Mortgage Loan Trust 2021-2 A1, 0.924%, 08/25/2066	560,958	0.2
279,842 (1)(3)	COLT Mortgage Loan Trust 2021-3 A1, 0.956%, 09/27/2066	221,864	0.1
144,721 (1)(3)	CSMC Trust 2015- 2 B3, 3.887%, 02/25/2045	133,160	0.1
99,185 (1)(3)	CSMC Trust 2015- 3 B1, 3.807%, 03/25/2045	92,660	0.0
5,752 (1)(3)	Fannie Mae Connecticut Avenue Securities 2019- R01 2M2, 7.895%, (SOFR30A + 2.564%), 07/25/2031	5,760	0.0
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020- SBT1 2M2, 9.095%, (SOFR30A + 3.764%), 02/25/2040	1,066,862	0.4
84,724	Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	85,075	0.0
2,257,648 (3)(6)	Fannie Mae REMIC Trust 2005- 18 SC, 1.064%, (-1.000*SOFR30A + 4.536%), 03/25/2035	51,460	0.0
70,959 (3)	Fannie Mae REMIC Trust 2005- 74 DK, 2.222%, (-1.000*SOFR30A + 23.542%), 07/25/2035	64,478	0.0
62,927 (3)	Fannie Mae REMIC Trust 2006- 104 ES, 6.228%, (-1.000*SOFR30A + 32.878%), 11/25/2036	73,392	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
817,387 (3)(6)	Fannie Mae REMIC Trust 2007- 36 SN, 1.326%, (-1.000*SOFR30A + 6.656%), 04/25/2037	$60,516	0.0
48,994 (3)	Fannie Mae REMIC Trust 2007- 55 DS, 1.389%, (-1.000*SOFR30A + 14.714%), 06/25/2037	39,997	0.0
329,866 (3)(6)	Fannie Mae REMIC Trust 2007- 9 SE, 0.636%, (-1.000*SOFR30A + 5.966%), 03/25/2037	16,660	0.0
526,575 (3)(6)	Fannie Mae REMIC Trust 2008- 41 S, 1.356%, (-1.000*SOFR30A + 6.686%), 11/25/2036	43,072	0.0
546,706 (3)(6)	Fannie Mae REMIC Trust 2008- 53 FI, 0.656%, (-1.000*SOFR30A + 5.986%), 07/25/2038	28,284	0.0
278,633 (3)(6)	Fannie Mae REMIC Trust 2008- 58 SM, 0.656%, (-1.000*SOFR30A + 5.986%), 07/25/2038	18,876	0.0
1,616,167 (3)(6)	Fannie Mae REMIC Trust 2009- 106 SA, 0.806%, (-1.000*SOFR30A + 6.136%), 01/25/2040	90,957	0.0
147,528 (3)	Fannie Mae REMIC Trust 2009- 66 SL, 5.407%, (-1.000*SOFR30A + 15.452%), 09/25/2039	100,024	0.0
93,200 (3)	Fannie Mae REMIC Trust 2009- 66 SW, 5.574%, (-1.000*SOFR30A + 15.618%), 09/25/2039	59,782	0.0
2,168,792 (3)(6)	Fannie Mae REMIC Trust 2010- 123 SL, 0.626%, (-1.000*SOFR30A + 5.956%), 11/25/2040	107,674	0.1
2,239,525 (3)(6)	Fannie Mae REMIC Trust 2011- 55 SK, 1.116%, (-1.000*SOFR30A + 6.446%), 06/25/2041	188,163	0.1
896,019 (3)(6)	Fannie Mae REMIC Trust 2011- 86 NS, 0.506%, (-1.000*SOFR30A + 5.836%), 09/25/2041	43,243	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
138,731 (3)(6)	Fannie Mae REMIC Trust 2012- 10 US, 1.006%, (-1.000*SOFR30A + 6.336%), 02/25/2042	$12,287	0.0
406,700 (3)(6)	Fannie Mae REMIC Trust 2012- 24 HS, 1.106%, (-1.000*SOFR30A + 6.436%), 09/25/2040	5,522	0.0
365,511 (6)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	23,268	0.0
556,750 (6)	Fannie Mae REMIC Trust 2013-44 DI, 3.000%, 05/25/2033	46,775	0.0
3,957,165 (6)	Fannie Mae REMIC Trust 2015-34 DI, 6.500%, 06/25/2045	929,219	0.4
11,117,502 (6)	Fannie Mae REMIC Trust 2015-58 KI, 6.000%, 03/25/2037	1,944,470	0.8
5,824,850 (3)(6)	Fannie Mae REMIC Trust 2015- 59 SK, 0.206%, (-1.000*SOFR30A + 5.536%), 08/25/2045	332,731	0.1
10,617,631 (3)(6)	Fannie Mae REMIC Trust 2016- 54 SL, 0.556%, (-1.000*SOFR30A + 5.886%), 08/25/2046	863,406	0.3
4,130,975 (6)	Fannie Mae REMIC Trust 2017-15 GI, 4.500%, 03/25/2047	601,255	0.2
3,598,204 (6)	Fannie Mae REMIC Trust 2020-49 PI, 2.000%, 07/25/2050	451,077	0.2
862,896 (1)(3)	Flagstar Mortgage Trust 2018-2 B2, 4.009%, 04/25/2048	753,408	0.3
71,188 (3)(6)	Freddie Mac REMIC Trust 2303 SY, 3.256%, (-1.000*SOFR30A + 8.586%), 04/15/2031	6,912	0.0
539,071 (3)(6)	Freddie Mac REMIC Trust 2989 GU, 1.556%, (-1.000*SOFR30A + 6.886%), 02/15/2033	28,381	0.0
579,191 (3)(6)	Freddie Mac REMIC Trust 3271 SB, 0.606%, (-1.000*SOFR30A + 5.936%), 02/15/2037	33,321	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
1,738,552 (3)(6)	Freddie Mac REMIC Trust 3424 HI, 0.456%, (-1.000*SOFR30A + 5.786%), 04/15/2038	$100,281	0.0
292,231 (6)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	31,829	0.0
1,236,644 (3)(6)	Freddie Mac REMIC Trust 3693 SC, 1.056%, (-1.000*SOFR30A + 6.386%), 07/15/2040	107,559	0.0
2,037,296 (3)(6)	Freddie Mac REMIC Trust 3856 KS, 1.106%, (-1.000*SOFR30A + 6.436%), 05/15/2041	162,916	0.1
296,117 (3)(6)	Freddie Mac REMIC Trust 3925 SD, 0.606%, (-1.000*SOFR30A + 5.936%), 07/15/2040	4,586	0.0
4,333,286 (3)(6)	Freddie Mac REMIC Trust 3988 NS, 1.031%, (-1.000*SOFR30A + 6.361%), 01/15/2042	387,963	0.2
909,582 (3)(6)	Freddie Mac REMIC Trust 4040 SW, 1.186%, (-1.000*SOFR30A + 6.516%), 05/15/2032	44,908	0.0
39,554 (3)(6)	Freddie Mac REMIC Trust 4077 SM, 1.256%, (-1.000*SOFR30A + 6.586%), 08/15/2040	79	0.0
3,341,709 (6)	Freddie Mac REMIC Trust 4091 IK, 5.000%, 10/15/2041	687,442	0.3
8,079,082 (3)(6)	Freddie Mac REMIC Trust 4096 SB, 0.556%, (-1.000*SOFR30A + 5.886%), 08/15/2042	641,731	0.3
411,143 (6)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	27,948	0.0
649,221 (6)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	62,579	0.0
5,168,399 (3)(6)	Freddie Mac REMIC Trust 4480 WS, 0.736%, (-1.000*SOFR30A + 6.066%), 06/15/2045	459,430	0.2

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
7,863,389 (3)(6)	Freddie Mac REMIC Trust 4623 MS, 0.556%, (-1.000*SOFR30A + 5.886%), 10/15/2046	$665,133	0.3
11,651,172 (6)	Freddie Mac REMIC Trust 4695 IO, 4.500%, 10/15/2041	2,318,904	0.9
1,121,324	Freddie Mac REMIC Trust 4800 MZ, 4.000%, 06/15/2048	1,000,707	0.4
1,214,594	Freddie Mac REMIC Trust 4879 ZA, 4.000%, 05/15/2049	1,079,186	0.4
9,421,229 (3)(6)	Freddie Mac REMIC Trust 4938 ES, 0.556%, (-1.000*SOFR30A + 5.886%), 12/25/2049	696,483	0.3
12,362,543 (6)	Freddie Mac REMIC Trust 5046 IO, 2.000%, 11/25/2040	1,198,343	0.5
700,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021- HQA3 M2, 7.430%, (SOFR30A + 2.100%), 09/25/2041	702,453	0.3
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022- DNA1 M1B, 7.180%, (SOFR30A + 1.850%), 01/25/2042	1,009,558	0.4
600,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022- DNA2 M1B, 7.730%, (SOFR30A + 2.400%), 02/25/2042	613,878	0.2
500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022- DNA2 M2, 9.080%, (SOFR30A + 3.750%), 02/25/2042	525,747	0.2
1,100,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022- HQA1 M2, 10.580%, (SOFR30A + 5.250%), 03/25/2042	1,192,272	0.5
950,000 (1)(3)	Freddie Mac STACR REMIC Trust 2023- HQA2 M1B, 8.680%, (SOFR30A + 3.350%), 06/25/2043	1,005,905	0.4
7,474,721 (6)	Freddie Mac Strips 324 C21, 6.000%, 06/15/2039	1,589,657	0.6
123,657 (3)(6)	Freddie Mac Strips 351 103, 4.000%, 01/15/2031	9,754	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
430,740 (3)(6)	Freddie Mac Strips 351 200, 3.500%, 02/15/2046	$55,767	0.0
2,526,122 (6)	Freddie Mac Strips 351 C14, 3.500%, 02/15/2031	184,052	0.1
7,148,111 (6)	Freddie Mac Strips 351 C22, 3.500%, 02/15/2046	1,344,698	0.5
5,401,434 (6)	Freddie Mac Strips 351 C23, 4.000%, 02/15/2046	1,145,259	0.5
1,009,199 (3)(6)	Freddie Mac Strips 351 C30, 2.500%, 02/15/2031	41,594	0.0
1,244,160 (3)(6)	Freddie Mac Strips 351 C31, 3.000%, 02/15/2031	69,421	0.0
820,145 (3)(6)	Freddie Mac Strips 351 C32, 3.500%, 02/15/2031	57,385	0.0
2,902,863 (3)(6)	Freddie Mac Strips 351 C33, 4.000%, 02/15/2046	486,853	0.2
5,764,932 (3)(6)	Freddie Mac Strips 351 C34, 3.500%, 02/15/2046	1,032,838	0.4
6,958,096 (6)	Freddie Mac Strips 390 C5, 2.000%, 04/15/2042	660,484	0.3
183,740 (1)(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	169,763	0.1
134,447 (3)	Ginnie Mae 2007- 8 SP, 4.442%, (-1.000*TSFR1M + 21.677%), 03/20/2037	144,396	0.1
8,035,603 (3)(6)	Ginnie Mae 2009- 106 CM, 1.166%, (-1.000*TSFR1M + 6.486%), 01/16/2034	178,321	0.1
705,224 (3)(6)	Ginnie Mae 2010- 116 NS, 1.216%, (-1.000*TSFR1M + 6.536%), 09/16/2040	39,340	0.0
75,769 (6)	Ginnie Mae 2010- 6 IA, 5.000%, 11/20/2039	3,014	0.0
242,055 (6)	Ginnie Mae 2011- 116 BI, 4.000%, 08/16/2026	3,984	0.0
677,828 (6)	Ginnie Mae 2013- 115 NI, 4.500%, 01/16/2043	76,467	0.0
240,135 (6)	Ginnie Mae 2013- 5 NI, 3.000%, 01/20/2028	7,440	0.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
8,268,745 (6)	Ginnie Mae 2015- 10 IX, 4.500%, 01/20/2045	$1,742,631	0.7
719,171 (6)	Ginnie Mae 2015- 178 GI, 4.000%, 05/20/2044	63,171	0.0
3,252,317 (6)	Ginnie Mae 2016- 161 CI, 5.500%, 11/20/2046	561,965	0.2
5,565,649 (6)	Ginnie Mae 2019- 89 QI, 4.000%, 04/20/2046	885,292	0.4
152,724 (3)	GreenPoint Mortgage Funding Trust 2006- AR3 4A1, 5.851%, (TSFR1M + 0.534%), 04/25/2036	128,975	0.1
9,345 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	8,471	0.0
12,293 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	10,974	0.0
773,212 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 A4, 2.500%, 08/25/2051	591,649	0.2
1,112,859 (1)(3)	GS Mortgage-Backed Securities Trust 2021- PJ10 A8, 2.500%, 03/25/2052	947,171	0.4
351,775 (1)(3)	GS Mortgage-Backed Securities Trust 2022- PJ1 A4, 2.500%, 05/28/2052	268,735	0.1
1,369,537 (1)(3)	GS Mortgage-Backed Securities Trust 2022- PJ6 A24, 3.000%, 01/25/2053	1,093,136	0.4
439,694 (1)(3)	J.P. Morgan Mortgage Trust 2022-4 A17A, 3.000%, 10/25/2052	350,954	0.1
711,788 (1)(3)	J.P. Morgan Mortgage Trust 2022-6 A3, 3.000%, 11/25/2052	573,452	0.2
2,134,004 (1)(3)	J.P. Morgan Mortgage Trust 2023-2 A3A, 5.000%, 07/25/2053	2,010,133	0.8
331,412 (1)(3)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	285,041	0.1
50,304 (1)(3)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	43,904	0.0
83,840 (1)(3)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	73,341	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
9,949 (1)(3)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	$9,607	0.0
67,411 (1)(3)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	55,654	0.0
162,149 (1)(3)	JP Morgan Trust 2015-3 A3, 3.500%, 05/25/2045	143,230	0.1
300,000 (1)(3)	Mill City Mortgage Loan Trust 2017- 1 M2, 3.250%, 11/25/2058	288,217	0.1
300,000 (1)(3)	Mill City Mortgage Loan Trust 2017- 2 M2, 3.250%, 07/25/2059	277,208	0.1
288,816 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2021- 2 A9, 2.500%, 05/25/2051	221,170	0.1
49,491 (1)(3)	OBX Trust 2019- INV2 A25, 4.000%, 05/27/2049	44,182	0.0
149,800 (1)(3)	OBX Trust 2020- INV1 A21, 3.500%, 12/25/2049	128,479	0.1
528,542 (1)(3)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	403,773	0.2
806,646 (1)(3)	RCKT Mortgage Trust 2021-1 A1, 2.500%, 03/25/2051	622,254	0.3
17,259 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	15,546	0.0
300,000 (1)(3)	Sequoia Mortgage Trust 2020-4 A8, 2.500%, 11/25/2050	202,235	0.1
1,722 (3)	Structured Asset Securities Corp. 2004-4XS 1A6, 4.870%, 02/25/2034	1,660	0.0
1,000,000 (1)(3)	Verus Securitization Trust 2021-1 M1, 1.968%, 01/25/2066	733,786	0.3
5,524,873 (3)(6)	WaMu Mortgage Pass- Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	5,292	0.0
36,344 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR12 1A1, 4.481%, 10/25/2036	32,135	0.0
125,858 (3)	WaMu Mortgage Pass- Through Certificates 2006-AR8 1A4, 4.382%, 08/25/2046	109,313	0.1

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
257,987 (3)	WaMu Mortgage Pass- Through Certificates 2007-HY2 1A1, 4.037%, 12/25/2036	$224,671	0.1
63,073 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 5.861%, (TSFR1M + 0.544%), 06/25/2037	51,288	0.0
364,662 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2021-1 A17, 2.500%, 12/25/2050	279,251	0.1
269,719 (1)(3)	WinWater Mortgage Loan Trust 2015- 5 B4, 3.754%, 08/20/2045	236,936	0.1
		46,445,120	18.2

	Total Collateralized Mortgage Obligations (Cost $52,674,147)	46,445,120	18.2
ASSET-BACKED SECURITIES: 10.1%
	Cayman Islands: 0.9%
850,000 (1)(3)	Barings CLO Ltd. 2024-1A A, 6.899%, (TSFR3M + 1.630%), 01/20/2037	855,058	0.4
1,350,000 (1)(3)	Octagon Investment Partners 43 Ltd. 2019-1A CR, (TSFR3M + 2.450%), 10/25/2032	1,352,068	0.5
		2,207,126	0.9

	United States: 9.2%
250,000 (1)(3)	AIG CLO LLC 2021- 1A C, 7.336%, (TSFR3M + 2.012%), 04/22/2034	247,132	0.1
400,000 (1)(3)	Apidos CLO XXIV 2016-24A BRR, 7.636%, (TSFR3M + 2.312%), 10/20/2030	400,480	0.2
1,000,000 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 6.785%, (TSFR1M + 1.464%), 11/15/2036	997,163	0.4
300,000 (1)(3)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 6.979%, (TSFR3M + 1.662%), 10/17/2030	300,566	0.1
750,000 (1)(3)	Barings Clo Ltd. 2019-4A C, 8.390%, (TSFR3M + 3.062%), 01/15/2033	750,832	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States: (continued)
500,000 (1)(3)	BlueMountain CLO Ltd. 2013-2A CR, 7.536%, (TSFR3M + 2.212%), 10/22/2030	$494,215	0.2
250,000 (1)(3)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 7.590%, (TSFR3M + 2.262%), 04/15/2034	248,178	0.1
650,000 (1)(3)	BlueMountain CLO XXXI Ltd. 2021-31A A1, 6.738%, (TSFR3M + 1.412%), 04/19/2034	650,482	0.2
500,000 (1)(3)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 6.988%, (TSFR3M + 1.662%), 04/19/2034	500,571	0.2
300,000 (1)(3)	Carlyle US Clo Ltd. 2017-2A A2R, 7.186%, (TSFR3M + 1.862%), 07/20/2031	300,154	0.1
450,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 7.029%, (TSFR3M + 1.712%), 10/17/2034	450,598	0.2
750,000 (1)(3)	CIFC Funding Ltd. 2013-1A BR, 7.989%, (TSFR3M + 2.662%), 07/16/2030	751,033	0.3
865,000 (1)(3)	CIFC Funding Ltd. 2015-4A BR2, 7.486%, (TSFR3M + 2.162%), 04/20/2034	860,721	0.3
343,980 (3)	Citigroup Mortgage Loan Trust 2006- WF1 A2E, 4.571%, 03/25/2036	159,736	0.1
1,000,000 (1)(3)	Dryden 49 Senior Loan Fund 2017- 49A CR, 7.639%, (TSFR3M + 2.312%), 07/18/2030	1,000,985	0.4
1,000,000 (1)(3)	Galaxy XV CLO Ltd. 2013-15A CRR, 7.440%, (TSFR3M + 2.112%), 10/15/2030	1,000,914	0.4
600,000 (1)(3)	Galaxy XXI CLO Ltd. 2015-21A CR, 7.336%, (TSFR3M + 2.012%), 04/20/2031	600,463	0.2
400,000 (1)(3)	LCM XXIV Ltd. 24A CR, 7.486%, (TSFR3M + 2.162%), 03/20/2030	398,824	0.2
500,000 (1)(3)	Madison Park Funding XXXI Ltd. 2018-31A C, 7.738%, (TSFR3M + 2.412%), 01/23/2031	501,122	0.2
600,000 (1)(3)	MF1 Ltd. 2021-FL7 D, 7.983%, (TSFR1M + 2.664%), 10/16/2036	562,284	0.2

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States: (continued)
1,100,000 (1)(3)	Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, 7.336%, (TSFR3M + 2.012%), 01/20/2031	$1,098,500	0.4
600,000 (1)(3)	Neuberger Berman Loan Advisers Clo 40 Ltd. 2021-40A C, 7.339%, (TSFR3M + 2.012%), 04/16/2033	598,688	0.2
800,000 (1)(3)	Oaktree CLO Ltd. 2019-1A A1R, 6.696%, (TSFR3M + 1.372%), 04/22/2030	801,538	0.3
1,000,000 (1)(3)	OCP CLO Ltd. 2014- 5A BR, 7.386%, (TSFR3M + 2.062%), 04/26/2031	996,302	0.4
1,000,000 (1)(3)	Octagon Investment Partners XXI Ltd. 2014-1A BR3, 7.318%, (TSFR3M + 2.012%), 02/14/2031	997,535	0.4
250,000 (1)(3)	OHA Credit Funding 8 Ltd. 2021-8A C, 7.489%, (TSFR3M + 2.162%), 01/18/2034	250,297	0.1
1,000,000 (1)(3)	OHA Credit Partners VII Ltd. 2012- 7A CR3, 7.381%, (TSFR3M + 2.062%), 02/20/2034	1,001,243	0.4
1,000,000 (1)(3)	Palmer Square CLO Ltd. 2015-1A BR4, 7.426%, (TSFR3M + 2.112%), 05/21/2034	1,001,231	0.4
250,000 (1)(3)	Rad CLO 10 Ltd. 2021-10A C, 7.338%, (TSFR3M + 2.012%), 04/23/2034	249,832	0.1
1,000,000 (1)(3)	Recette Clo Ltd. 2015-1A CRR, 7.336%, (TSFR3M + 2.012%), 04/20/2034	983,996	0.4
650,000 (1)(3)	Shackleton CLO Ltd. 2019-15A CR, 7.740%, (TSFR3M + 2.412%), 01/15/2032	650,795	0.3
1,000,000 (1)(3)	Sound Point CLO IX Ltd. 2015-2A ARRR, 6.796%, (TSFR3M + 1.472%), 07/20/2032	1,000,136	0.4
1,000,000 (1)(3)	Sound Point Clo XV Ltd. 2017-1A CR, 7.638%, (TSFR3M + 2.312%), 01/23/2029	1,005,433	0.4
300,000 (1)(3)	Symphony CLO XXVI Ltd. 2021-26A CR, 7.586%, (TSFR3M + 2.262%), 04/20/2033	295,186	0.1
Principal Amount†	RA	Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States: (continued)
350,000 (1)(3)	TCI-Flatiron Clo Ltd. 2018-1A CR, 7.336%, (TSFR3M + 2.012%), 01/29/2032	$350,083	0.1
450,000 (1)(3)	TCW CLO Ltd. 2021-1A C, 7.486%, (TSFR3M + 2.162%), 03/18/2034	447,134	0.2
600,000 (1)(3)	Venture XXVII CLO Ltd. 2017-27A CR, 7.886%, (TSFR3M + 2.562%), 07/20/2030	596,189	0.2
		23,500,571	9.2
	Total Asset-Backed Securities (Cost $25,717,481)	25,707,697	10.1
COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.7%
	United States: 9.7%
500,000 (3)	BANK 2017-BNK4 C, 4.372%, 05/15/2050	422,440	0.2
6,299,438 (3)(6)	BANK 2017- BNK5 XA, 1.082%, 06/15/2060	145,653	0.1
926,108 (3)(6)	BANK 2019- BN16 XA, 1.101%, 02/15/2052	32,440	0.0
8,670,288 (3)(6)	BBCMS Mortgage Trust 2022-C17 XA, 1.325%, 09/15/2055	622,595	0.2
935,646 (1)(3)	BDS Ltd. 2020-FL5 C, 7.483%, (TSFR1M + 2.164%), 02/16/2037	930,888	0.4
280,000 (1)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	167,066	0.1
1,361,446 (3)(6)	Benchmark Mortgage Trust 2019-B9 XA, 1.181%, 03/15/2052	49,902	0.0
10,326,907 (3)(6)	Benchmark Mortgage Trust 2020-B21 XA, 1.556%, 12/17/2053	646,322	0.3
6,400,648 (3)(6)	Benchmark Mortgage Trust 2021-B23 XA, 1.372%, 02/15/2054	359,960	0.1
191,565 (1)(3)	BX 2021-MFM1 D, 6.935%, (TSFR1M + 1.614%), 01/15/2034	189,465	0.1
700,000 (1)(3)	BX Commercial Mortgage Trust 2021- 21M E, 7.606%, (TSFR1M + 2.285%), 10/15/2036	689,741	0.3
1,888,000 (1)(3)	BX Commercial Mortgage Trust 2021- IRON E, 7.785%, (TSFR1M + 2.464%), 02/15/2038	1,798,537	0.7

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
1,000,000 (1)(3)	BX Commercial Mortgage Trust 2021- VOLT A, 6.135%, (TSFR1M + 0.814%), 09/15/2036	$990,685	0.4
500,000 (1)(3)	BX Trust 2021- LBA EJV, 7.435%, (TSFR1M + 2.114%), 02/15/2036	490,219	0.2
395,405 (1)(3)	BX Trust 2021-LBA EV, 7.435%, (TSFR1M + 2.114%), 02/15/2036	388,396	0.1
600,000 (1)(3)	BX Trust 2021-LGCY D, 6.737%, (TSFR1M + 1.416%), 10/15/2036	586,178	0.2
1,103,141 (1)(3)	BX Trust 2021-SDMF D, 6.822%, (TSFR1M + 1.501%), 09/15/2034	1,079,770	0.4
750,000 (1)(3)	BX Trust 2023-DELC A, 8.011%, (TSFR1M + 2.690%), 05/15/2038	759,084	0.3
440,000 (1)(3)	CAMB Commercial Mortgage Trust 2021- CX2 C, 2.864%, 11/10/2046	338,078	0.1
2,661,118 (3)(6)	CD Mortgage Trust 2016-CD1 XA, 1.495%, 08/10/2049	52,363	0.0
8,581,000 (3)(6)	Citigroup Commercial Mortgage Trust 2016- C2 XB, 0.942%, 08/10/2049	138,151	0.1
1,400,000 (3)	Citigroup Commercial Mortgage Trust 2016-P4 C, 4.095%, 07/10/2049	1,243,879	0.5
2,767,059 (3)(6)	Citigroup Commercial Mortgage Trust 2017- C4 XA, 1.127%, 10/12/2050	72,627	0.0
5,791,208 (3)(6)	COMM Mortgage Trust 2016-CR28 XA, 0.775%, 02/10/2049	48,568	0.0
11,071,671 (1)(3)(6)	Commercial Mortgage Pass Through Certificates 2012- LTRT XA, 0.929%, 10/05/2030	37,450	0.0
500,000 (3)	CSAIL Commercial Mortgage Trust 2018-C14 B, 5.041%, 11/15/2051	438,999	0.2
7,036,143 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.968%, 11/25/2030	310,446	0.1
Principal Amount†	RA	Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
24,895,406 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K151 X1, 0.498%, 04/25/2030	$418,336	0.2
3,517,957 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.436%, 07/25/2035	348,297	0.1
5,490,906 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.953%, 10/25/2035	350,802	0.1
1,800,000 (1)(7)	FREMF Mortgage Trust 2019-KG01 C, 0.000%, 05/25/2029	1,111,996	0.4
50,699,732 (1)(6)	FREMF Mortgage Trust 2019-KG01 X2A, 0.100%, 04/25/2029	125,578	0.0
5,680,000 (1)(6)	FREMF Mortgage Trust 2019-KG01 X2B, 0.100%, 05/25/2029	20,563	0.0
557,000 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 2.000%, 11/27/2050	449,982	0.2
215,000 (1)(7)	GAM RE-REMIC Trust 2022-FRR3 C728, 0.000%, 08/27/2050	206,520	0.1
220,000 (1)(7)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	199,001	0.1
215,000 (1)(7)	GAM RE-REMIC Trust 2022-FRR3 D728, 0.000%, 08/27/2050	204,530	0.1
173,000 (1)(7)	GAM RE-REMIC Trust 2022-FRR3 DK41, 0.000%, 10/27/2047	164,458	0.1
220,000 (1)(7)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	196,936	0.1
1,760,000 (1)(3)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.744%, 10/10/2032	1,699,281	0.7
7,380,459 (3)(6)	GS Mortgage Securities Trust 2017- GS6 XA, 1.154%, 05/10/2050	176,866	0.1
1,000,000 (1)(3)	KSL Commercial Mortgage Trust 2023-HT A, 7.611%, (TSFR1M + 2.290%), 12/15/2036	1,006,808	0.4

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
3,522,737 (1)(3)(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.984%, 03/10/2050	$48,935	0.0
1,492,836 (1)(3)	Med Trust 2021- MDLN D, 7.435%, (TSFR1M + 2.114%), 11/15/2038	1,488,246	0.6
21,550,000 (1)(3)(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 2014-C19 XB, 0.528%, 12/15/2047	41,257	0.0
180,000 (1)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	153,544	0.1
150,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.400%, 11/08/2049	128,132	0.0
230,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB64, 2.250%, 03/01/2050	194,140	0.1
60,000 (1)(7)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	49,667	0.0
70,000 (1)(7)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	54,277	0.0
1,000,000 (1)(3)	SMRT 2022-MINI A, 6.321%, (TSFR1M + 1.000%), 01/15/2039	990,245	0.4
350,000	Wells Fargo Commercial Mortgage Trust 2014-LC18 B, 3.959%, 12/15/2047	341,756	0.1
950,000 (3)	Wells Fargo Commercial Mortgage Trust 2017-C41 B, 4.188%, 11/15/2050	827,305	0.3
5,097,772 (3)(6)	Wells Fargo Commercial Mortgage Trust 2020-C55 XA, 1.421%, 02/15/2053	265,068	0.1
585,000	WFRBS Commercial Mortgage Trust 2014- C24 AS, 3.931%, 11/15/2047	564,871	0.2
		24,857,299	9.7

	Total Commercial Mortgage-Backed Securities (Cost $25,419,232)	24,857,299	9.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.8%
	Federal Home Loan Mortgage Corporation: 0.2%(8)
410,622 (8)	3.500%, 01/01/2048	361,668	0.2
40,628 (8)	4.000%, 09/01/2045	37,193	0.0
41,690 (8)	4.000%, 09/01/2045	38,034	0.0
67,780 (8)	4.000%, 05/01/2046	62,192	0.0
		499,087	0.2
Principal Amount†	RA	Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: 1.1%(8)
3,390,000 (8)(9)	3.000%, 05/01/2054	$2,799,539	1.1

	Government National Mortgage Association: 2.2%
2,036,732	2.500%, 05/20/2051	1,670,617	0.7
348,155	2.500%, 05/20/2052	285,705	0.1
199,984	2.500%, 08/20/2052	164,185	0.1
1,618,000 (9)	3.000%, 06/15/2053	1,377,642	0.5
72,472	4.500%, 08/20/2041	69,337	0.0
1,510,285	4.500%, 05/20/2053	1,407,523	0.5
9,921	5.500%, 03/20/2039	10,147	0.0
720,000 (9)	5.500%, 06/20/2054	704,821	0.3
		5,689,977	2.2
	Uniform Mortgage-Backed Securities: 5.3%
4,984,178	2.000%, 02/01/2052	3,790,344	1.5
22,589	2.500%, 06/01/2030	21,097	0.0
31,053	2.500%, 06/01/2030	28,959	0.0
12,997	2.500%, 07/01/2030	12,112	0.0
3,544,000 (9)	2.500%, 05/01/2054	2,804,333	1.1
90,277	3.500%, 06/01/2034	84,458	0.0
867,110	3.500%, 03/01/2043	774,760	0.3
3,791,000 (9)	3.500%, 06/15/2053	3,270,193	1.3
43,333	4.000%, 05/01/2045	39,721	0.0
770,553	4.000%, 04/01/2049	699,841	0.3
68,294	4.500%, 12/01/2040	64,935	0.0
125,898	4.500%, 12/01/2040	119,704	0.1
1,790,000 (9)	4.500%, 06/15/2053	1,650,031	0.6
189,847	5.000%, 05/01/2042	185,446	0.1
		13,545,934	5.3

	Total U.S. Government Agency Obligations (Cost $23,829,880)	22,534,537	8.8
U.S. TREASURY OBLIGATIONS: 4.6%
	United States Treasury Bonds: 1.9%
222,700	2.875%, 05/15/2052	156,768	0.1
96,700	3.250%, 05/15/2042	77,704	0.0
500	4.250%, 02/15/2054	458	0.0
1,531,500	4.375%, 08/15/2043	1,430,756	0.6
2,576,000	4.500%, 02/15/2044	2,446,395	0.9
763,500	4.750%, 11/15/2053	759,802	0.3
		4,871,883	1.9
	United States Treasury Notes: 2.7%
771,000	0.250%, 06/15/2024	766,058	0.3
408,600	1.500%, 11/30/2028	354,556	0.1
151,000	2.750%, 08/15/2032	130,966	0.1
1,951,700	4.000%, 02/15/2034	1,848,321	0.7
281,400	4.500%, 04/15/2027	278,564	0.1
206,700	4.625%, 04/30/2029	205,925	0.1
3,324,000	4.625%, 04/30/2031	3,308,678	1.3
39,000	4.875%, 04/30/2026	38,885	0.0
		6,931,953	2.7

	Total U.S. Treasury Obligations (Cost $12,090,025)	11,803,836	4.6

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
PURCHASED OPTIONS(10): 0.1%
	Total Purchased Options (Cost $281,782)	$216,027	0.1
	Total Long-Term Investments (Cost $272,752,304)	255,351,473	100.1

SHORT-TERM INVESTMENTS: 3.3%
	Repurchase Agreements: 1.1%
688,342 (11)	Bank of America Securities Inc., Repurchase Agreement dated 04/30/2024, 5.300%, due 05/01/2024 (Repurchase Amount $688,442, collateralized by various U.S. Government Securities, 0.000%- 4.625%, Market Value plus accrued interest $702,109, due 09/15/26-11/15/44)	688,342	0.3
1,000,000 (11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 04/30/2024, 5.390%, due 05/01/2024 (Repurchase Amount $1,000,148, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 7.500%, Market Value plus accrued interest $1,020,000, due 03/31/26-03/20/74)	1,000,000	0.4
Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (11)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 04/30/2024, 5.350%, due 05/01/2024 (Repurchase Amount $1,000,147, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $1,020,000, due 05/07/24-05/01/54)	$1,000,000	0.4
	Total Repurchase Agreements (Cost $2,688,342)	2,688,342	1.1

	Commercial Paper: 2.0%
1,300,000	American Electric Power Co., Inc., 5.580%, 05/15/2024	1,297,032	0.5
1,000,000	Dominion Energy, Inc., 5.550%, 05/13/2024	998,033	0.4
580,000	PPG Industries, inc., 5.520%, 05/06/2024	579,475	0.2
400,000	SYSCO Corp., 5.460%, 05/01/2024	399,941	0.1
2,000,000	VW Credit, Inc., 5.700%, 06/06/2024	1,988,541	0.8
	Total Commercial Paper (Cost $5,263,768)	5,263,022	2.0

Shares	RA	Value	Percentage of Net Assets
	Mutual Funds: 0.2%
442,000 (12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $442,000)	$442,000	0.2

	Total Short-Term Investments (Cost $8,394,110)	8,393,364	3.3
	Total Investments in Securities (Cost $281,146,414)	$263,744,837	103.4
	Liabilities in Excess of Other Assets	(8,656,211)	(3.4)
	Net Assets	$255,088,626	100.0

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of April 30, 2024.
(4)	Defaulted security.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	Represents or includes a TBA transaction.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of April 30, 2024.

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	EU Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
ZAR	South African Rand

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
Sector Diversification	Percentage of Net Assets
Sovereign Bonds	20.2%
Collateralized Mortgage Obligations	18.2
Asset-Backed Securities	10.1
Commercial Mortgage-Backed Securities	9.7
U.S. Government Agency Obligations	8.8
Financial	8.6
U.S. Treasury Obligations	4.6
Consumer, Non-cyclical	4.6
Utilities	3.2
Industrial	2.7
Energy	2.7
Consumer, Cyclical	2.2
Communications	1.7
Basic Materials	1.5
Technology	1.2
Purchased Options	0.1
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(3.4)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$72,330,246	$—	$72,330,246
Sovereign Bonds	—	50,629,559	827,152	51,456,711
Collateralized Mortgage Obligations	—	46,445,120	—	46,445,120
Asset-Backed Securities	—	25,707,697	—	25,707,697
Commercial Mortgage-Backed Securities	—	24,857,299	—	24,857,299
U.S. Government Agency Obligations	—	22,534,537	—	22,534,537
U.S. Treasury Obligations	—	11,803,836	—	11,803,836
Purchased Options	21,678	194,349	—	216,027
Short-Term Investments	442,000	7,951,364	—	8,393,364
Total Investments, at fair value	$463,678	$262,454,007	$827,152	$263,744,837
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	2,531	—	2,531
Centrally Cleared Interest Rate Swaps	—	4,364,841	—	4,364,841
Forward Foreign Currency Contracts	—	90,144	—	90,144
Forward Premium Swaptions	—	110,841	—	110,841
Futures	515,917	—	—	515,917
OTC volatility swaps	—	17,199	—	17,199
Total Assets	$979,595	$267,039,563	$827,152	$268,846,310
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(3,428,798)	$—	$(3,428,798)
Forward Foreign Currency Contracts	—	(1,587,384)	—	(1,587,384)
Forward Premium Swaptions	—	(48,988)	—	(48,988)
Futures	(1,401,814)	—	—	(1,401,814)
OTC interest rate swaps	—	(21,745)	—	(21,745)
OTC volatility swaps	—	(2,615)	—	(2,615)
Written Options	(35,117)	(260,552)	—	(295,669)
Total Liabilities	$(1,436,931)	$(5,350,082)	$—	$(6,787,013)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At April 30, 2024, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Currency	Purchased	Currency	Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	723,676	JPY	111,393,281	Bank of America N.A.	06/14/24	$12,602
USD	203,542	TRY	9,424,000	Bank of America N.A.	04/03/25	(3,332)
USD	1,279,069	EUR	1,192,507	Barclays Bank PLC	06/14/24	4,122
EUR	2,216,939	USD	2,366,844	Barclays Bank PLC	06/14/24	3,356
USD	2,954,298	MYR	14,107,661	Barclays Bank PLC	06/28/24	1,422
USD	2,016,534	MXN	35,014,439	BNP Paribas	06/28/24	(8,637)
USD	1	EUR	1	Brown Brothers Harriman & Co.	06/14/24	—
JPY	2,082,346	USD	13,607	Brown Brothers Harriman & Co.	06/14/24	(314)
USD	234,410	GBP	187,832	Brown Brothers Harriman & Co.	06/14/24	(350)
DKK	3,626,352	USD	523,824	Brown Brothers Harriman & Co.	06/14/24	(3,758)
CNY	9,096,908	USD	1,256,922	Brown Brothers Harriman & Co.	06/28/24	21,345
HKD	547,037	USD	69,991	Brown Brothers Harriman & Co.	06/28/24	59
SGD	804,588	USD	592,027	Brown Brothers Harriman & Co.	06/28/24	(1,003)
USD	123,564	CZK	2,938,397	Brown Brothers Harriman & Co.	06/28/24	(1,146)

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Currency	Purchased	Currency	Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	547,929	CNY	3,973,323	Brown Brothers Harriman & Co.	06/28/24	$(10,388)
IDR	2,061,305,761	USD	126,436	Citibank N.A.	06/28/24	118
USD	319,969	COP	1,271,661,170	Citibank N.A.	06/28/24	(1,309)
KRW	4,039,401,296	USD	2,935,526	Citibank N.A.	06/28/24	(12,664)
ILS	1,073,195	USD	285,411	Deutsche Bank AG	06/28/24	2,151
USD	672,512	THB	24,888,520	Deutsche Bank AG	06/28/24	(2,139)
USD	1,182,264	PEN	4,369,132	Goldman Sachs International	06/28/24	22,488
TRY	9,424,000	USD	203,323	Goldman Sachs International	04/03/25	3,552
PLN	924,793	USD	227,507	HSBC Bank USA N.A.	06/28/24	317
USD	1,005,019	BRL	5,269,544	HSBC Bank USA N.A.	06/28/24	(4,017)
EUR	1,327,624	USD	1,416,018	Morgan Stanley Capital Services LLC	06/14/24	3,388
USD	452,292	GBP	363,707	Morgan Stanley Capital Services LLC	06/14/24	(2,283)
NOK	2,251,502	USD	208,059	Morgan Stanley Capital Services LLC	06/14/24	(5,149)
NZD	694,340	USD	414,776	Morgan Stanley Capital Services LLC	06/14/24	(5,637)
CHF	1,208,642	USD	1,333,545	Morgan Stanley Capital Services LLC	06/14/24	(12,199)
AUD	4,848,586	USD	3,160,667	Morgan Stanley Capital Services LLC	06/14/24	(15,583)
SEK	9,892,509	USD	925,254	Morgan Stanley Capital Services LLC	06/14/24	(25,816)
CAD	9,054,402	USD	6,618,381	Morgan Stanley Capital Services LLC	06/14/24	(36,489)
GBP	9,566,264	USD	11,998,122	Morgan Stanley Capital Services LLC	06/14/24	(41,841)
EUR	50,392,616	USD	54,265,148	Morgan Stanley Capital Services LLC	06/14/24	(388,773)
JPY	4,230,847,822	USD	27,945,026	Morgan Stanley Capital Services LLC	06/14/24	(937,633)
HUF	53,585,311	USD	143,903	Morgan Stanley Capital Services LLC	06/28/24	1,782
EUR	826	USD	879	Standard Chartered Bank	06/14/24	3
USD	2,377,337	ZAR	45,811,814	State Street Bank and Trust Co.	06/28/24	(45,340)
USD	3,652,704	EUR	3,410,953	The Bank of Montreal	06/14/24	5,944
GBP	1,145,162	USD	1,426,725	The Bank of Montreal	06/14/24	4,542
EUR	1,111,624	USD	1,189,816	The Bank of Montreal	06/14/24	(1,343)
USD	1,401,253	EUR	1,316,877	The Bank of Montreal	06/14/24	(6,663)
USD	1,319,324	GBP	1,063,369	The Bank of Montreal	06/14/24	(9,715)
GBP	187,832	USD	231,814	Toronto Dominion Securities	06/14/24	2,946
CLP	153,647,743	USD	160,674	Toronto Dominion Securities	06/28/24	(714)
USD	890	EUR	826	UBS AG	06/14/24	7
USD	969,130	RON	4,537,900	UBS AG	06/28/24	(3,149)
						$(1,497,240)

At April 30, 2024, the following futures contracts were outstanding for Voya Global Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 3-Year Bond	27	06/17/24	$1,845,510	$(25,132)
Australia 10-Year Bond	29	06/17/24	2,114,015	(77,141)
Canada 10-Year Bond	64	06/19/24	5,438,826	(135,612)
CBOE Volatility Index	44	06/18/24	701,888	4,231
Euro-Bobl 5-Year	119	06/06/24	14,786,261	(218,628)
Euro-Bund	37	06/06/24	5,136,399	(120,956)
Euro-Buxl 30-year German Government Bond	30	06/06/24	4,127,509	(195,789)
Euro-OAT	57	06/06/24	7,632,402	(181,655)
Euro-Schatz	101	06/06/24	11,329,530	(63,329)
Japan 10-Year Bond (TSE)	5	06/13/24	4,581,048	(30,435)
Japanese Government Bonds 10-Year Mini	22	06/12/24	2,015,382	(13,714)
Long Gilt	45	06/26/24	5,385,673	(113,272)
Long-Term Euro-BTP	32	06/06/24	3,995,262	(55,822)
U.S. Treasury 2-Year Note	115	06/28/24	23,305,469	(134,847)
U.S. Treasury Ultra Long Bond	5	06/18/24	597,812	(35,482)
			$92,992,986	$(1,397,583)
Short Contracts:
U.S. Treasury 5-Year Note	(54)	06/28/24	(5,656,078)	57,240
U.S. Treasury 10-Year Note	(106)	06/18/24	(11,388,375)	118,792
U.S. Treasury Long Bond	(23)	06/18/24	(2,617,688)	104,545
U.S. Treasury Ultra 10-Year Note	(62)	06/18/24	(6,833,562)	231,109

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
			$(26,495,703)	$511,686

At April 30, 2024, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)

CDX.North American High Yield Index, Series 42, Version 1	Sell	5.000	06/20/29	USD	2,700,000	$158,645	$2,531
						$158,645	$2,531

At April 30, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)

Pay	1-day BRL-CDI-CETIP	Annual	9.693%	Annual	01/02/26	BRL	30,413,436	$(91,456)	$(91,456)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649	Annual	04/14/52	GBP	2,400,000	(1,202,637)	(1,202,637)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	2.169	Annual	04/14/25	GBP	3,500,000	(114,751)	(114,751)
Pay	1-day Overnight Tokyo Average Rate	Annual	1.000	Annual	12/28/37	JPY	60,000,000	(9,827)	(9,827)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.410	Annual	06/20/29	JPY	100,000,000	(7,115)	(7,115)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.659	Annual	04/06/33	JPY	130,000,000	(18,205)	(18,205)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.874	Annual	04/06/38	JPY	130,000,000	(36,746)	(36,746)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.138	Annual	06/10/27	JPY	200,000,000	(13,581)	(13,581)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.978	Annual	06/28/52	JPY	262,000,000	(258,013)	(258,013)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.826	Annual	05/20/47	JPY	350,000,000	(327,880)	(327,880)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.664	Annual	07/15/37	JPY	400,000,000	(161,357)	(161,357)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.743	Annual	06/10/42	JPY	400,000,000	(282,579)	(282,579)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.150	Annual	06/20/24	JPY	3,150,000,000	1,912	1,912
Pay	28-day MXN TIIE-BANXICO	Monthly	8.440	Monthly	07/20/28	MXN	59,816,000	(167,378)	(167,378)
Pay	28-day MXN TIIE-BANXICO	Monthly	9.310	Monthly	02/03/27	MXN	59,905,000	(73,119)	(73,119)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.058	Monthly	08/08/29	USD	1,200,000	(75,065)	(75,083)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.150	Monthly	10/27/47	USD	1,465,000	(208,009)	(207,948)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.098	Monthly	08/08/32	USD	1,600,000	(130,062)	(135,785)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.040	Monthly	05/08/31	USD	2,500,000	(190,940)	(190,249)
Pay	1-day Secured Overnight Financing Rate	Annual	3.393	Annual	08/25/24	USD	7,800,000	(51,990)	(51,990)
Receive	1-day CLP-ICP-ABIF	Annual	5.390	Annual	04/17/34	CLP	1,097,281,000	(3,099)	(3,099)
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.674	Annual	09/30/52	GBP	200,000	17,181	17,181
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	2.999	Annual	09/13/52	GBP	500,000	112,713	112,713
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.803	Annual	09/13/25	GBP	800,000	14,819	14,819
Receive	28-day MXN TIIE-BANXICO	Monthly	8.960	Monthly	11/03/33	MXN	24,686,000	53,620	53,620
Receive	1-day Secured Overnight Financing Rate	Annual	1.847	Annual	02/17/32	USD	2,000,000	327,881	327,881
Receive	1-day Secured Overnight Financing Rate	Monthly	3.562	Monthly	11/03/26	USD	4,000,000	112,300	112,275
Receive	1-day Secured Overnight Financing Rate	Annual	2.188	Annual	03/24/27	USD	5,000,000	344,251	344,251
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD	5,000,000	252,563	252,563
Receive	1-day Secured Overnight Financing Rate	Monthly	3.121	Monthly	02/08/28	USD	5,000,000	244,798	246,224
Receive	1-day Secured Overnight Financing Rate	Annual	3.605	Annual	01/08/31	USD	5,000,000	226,735	226,735
Receive	1-day Secured Overnight Financing Rate	Annual	3.464	Annual	09/26/32	USD	7,000,000	428,548	428,548
Receive	1-day Secured Overnight Financing Rate	Annual	3.956	Annual	02/01/27	USD	10,000,000	214,446	214,446
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	12,000,000	1,496,804	1,496,804
Receive	1-day Secured Overnight Financing Rate	Monthly	4.068	Monthly	05/03/25	USD	13,000,000	141,052	140,748
Receive	1-day Secured Overnight Financing Rate	Annual	2.590	Annual	04/13/25	USD	15,000,000	374,121	374,121
								$939,935	$936,043

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

At April 30, 2024, the following OTC interest rate swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-day BRL-CDI-CETIP	Annual	BNP Paribas	10.060	Annual	01/02/25	BRL	65,627,568	$(21,745)	$—	$(21,745)
									$(21,745)	$—	$(21,745)

At April 30, 2024, the following OTC volatility swaps were outstanding for Voya Global Bond Fund:

Pay/ Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CAD Spot Exchange Rate	5.187%	BNP Paribas	09/13/24	USD	22,000	$3,083	$3,083
Receive	USD vs. CAD Spot Exchange Rate	5.555%	BNP Paribas	10/10/24	USD	7,000	(1,307)	(1,307)
Receive	GBP vs. USD Spot Exchange Rate	6.625%	BNP Paribas	09/17/24	USD	11,000	2,172	2,172
Receive	USD vs. CAD Spot Exchange Rate	5.200%	Deutsche Bank AG	09/13/24	USD	22,000	2,803	2,803
Receive	GBP vs. USD Spot Exchange Rate	6.600%	Deutsche Bank AG	09/17/24	USD	11,000	2,441	2,441
Receive	GBP vs. USD Spot Exchange Rate	6.525%	Goldman Sachs International	09/17/24	USD	11,000	3,250	3,250
Receive	USD vs. CAD Spot Exchange Rate	5.555%	Standard Chartered Bank	10/10/24	USD	7,000	(1,308)	(1,308)
Receive	USD vs. CAD Spot Exchange Rate	5.200%	UBS AG	10/03/24	USD	13,000	3,450	3,450
							$14,584	$14,584

At April 30, 2024, the following purchased exchange-traded options were outstanding for Voya Global Bond Fund:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount		Cost	Fair Value
3-month SOFRRATE	Put	12/16/24	96.38 EUR	65	EUR	15,710,500	$8,888	$13,874
3-month SOFRRATE	Call	12/16/24	97.38 EUR	65	EUR	15,710,500	17,690	7,804
							$26,578	$21,678

At April 30, 2024, the following exchange-traded written options were outstanding for Voya Global Bond Fund:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
3-month SOFRRATE	Put	12/16/24	96.63 EUR	65	EUR	15,710,500	$17,519	$(30,348)
3-month SOFRRATE	Call	12/16/24	97.63 EUR	65	EUR	15,710,500	10,477	(4,769)
							$27,996	$(35,117)

At April 30, 2024, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	1,867,000	$92,603	$847
Call MXN vs. Put EUR	Deutsche Bank AG	07/19/24	17.500	EUR	221,000	24,570	16,655
Call TRY vs. Put USD	Bank of America N.A.	04/02/25	36.000	USD	265,000	18,948	18,722
Call USD vs. Put JPY	Bank of America N.A.	09/09/32	140.000	USD	2,055,300	36,584	42,504
Call USD vs. Put JPY	BNP Paribas	09/09/32	140.000	USD	2,055,300	39,215	42,504
Call USD vs. Put JPY	Goldman Sachs International	11/26/25	165.000	USD	511,000	32,193	68,742
Put EUR vs. Call BRL	Bank of America N.A.	06/12/24	5.400	EUR	2,603,000	11,091	4,375
						$255,204	$194,349

At April 30, 2024, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call EUR vs. Put BRL	Bank of America N.A.	09/12/24	5.750	EUR	2,759,000	$46,270	$(55,165)
Call EUR vs. Put MXN	Deutsche Bank AG	07/19/24	19.500	EUR	2,212,000	24,592	(15,708)
Call USD vs. Put JPY	Bank of America N.A.	09/09/27	140.000	USD	2,055,300	58,206	(90,235)
Call USD vs. Put JPY	BNP Paribas	09/09/27	140.000	USD	2,055,300	56,315	(90,235)

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Put EUR vs. Call BRL	Bank of America N.A.	09/12/24	5.250	EUR	2,759,000	$25,421	$(9,209)
						$210,804	$(260,552)

At April 30, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate(1)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(2)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	3,136,000	$(548,800)	$41,239
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	7,382,300	(1,328,814)	69,602
								$(1,877,614)	$110,841

At April 30, 2024, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Fund:

Description	Counterparty	Exercise Rate(1)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(2)	Unrealized Appreciation/ (Depreciation)
Put on 2-Year Interest Rate Swap	Goldman Sachs International	3.100%	Receive	6-month EUR-EURIBOR	04/23/26	EUR	11,915,000	$79,219	$(9,073)
Put on 5-Year Interest Rate Swap	UBS AG	3.000%	Receive	6-month EUR-EURIBOR	04/09/29	EUR	8,849,000	240,813	(39,915)
								$320,032	$(48,988)

(1)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	EU Euro
GBP	—	British Pound
HKD	—	Hong Kong Sar Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
Currency Abbreviations:

ILS	—	Israeli New Shekel
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2024 was as follows:

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$194,349
Interest rate contracts	Investments in securities at value*	21,678
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	90,144
Interest rate contracts	Unrealized appreciation on forward premium swaptions	110,841
Interest rate contracts	Variation margin receivable on futures contracts**	511,686
Equity contracts	Variation margin receivable on futures contracts**	4,231
Credit contracts	Variation margin receivable on centrally cleared swaps**	2,531
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	4,364,841
Foreign exchange contracts	Unrealized appreciation on OTC swap agreements	17,199
Total Asset Derivatives		$5,317,500

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,587,384
Interest rate contracts	Unrealized depreciation on forward premium swaptions	48,988
Interest rate contracts	Variation margin payable on futures contracts**	1,401,814
Interest rate contracts	Variation margin payable on centrally cleared swaps**	3,428,798
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	2,615
Interest rate contracts	Unrealized depreciation on OTC swap agreements	21,745
Foreign exchange contracts	Written options, at fair value	260,552
Interest rate contracts	Written options, at fair value	35,117
Total Liability Derivatives		$6,787,013

*	Includes purchased options.

**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$519,444	$—	$519,444
Equity contracts	—	—	5,750	—	—	5,750
Foreign exchange contracts	(141,678)	(2,616,023)	—	—	98,938	(2,658,763)
Interest rate contracts	(57,894)	—	1,849,696	(86,600)	746,400	2,451,602
Total	$(199,572)	$(2,616,023)	$1,855,446	$432,844	$845,338	$318,033

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$72,206	$—	$72,206
Equity contracts	—	—	4,231	—	—	4,231
Foreign exchange contracts	103,107	(526,567)	—	14,584	(47,593)	(456,469)
Interest rate contracts	198,113	—	(279,083)	(146,821)	197,297	(30,494)
Total	$301,220	$(526,567)	$(274,852)	$(60,031)	$149,704	$(410,526)

See Accompanying Notes to Financial Statements

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (Unaudited) (continued)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2024:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	State Street Bank and Trust Co.
Assets:
Purchased options	$65,601	$—	$43,351	$—	$—	$16,655	$68,742	$—	$—	$—	$—
Forward foreign currency contracts	12,602	8,900	—	21,404	118	2,151	26,040	317	5,170	3	—
Forward premium swaptions	—	110,841	—	—	—	—	—	—	—	—	—
Volatility Swaps	—	—	5,255	—	—	5,244	3,250	—	—	—	—
Total Assets	$78,203	$119,741	$48,606	$21,404	$118	$24,050	$98,032	$317	$5,170	$3	$—
Liabilities:
Forward foreign currency contracts	$3,332	$—	$8,637	$16,959	$13,973	$2,139	$—	$4,017	$1,471,403	$—	$45,340
Forward premium swaptions	—	—	—	—	—	—	9,073	—	—	—	—
OTC interest rate swaps	—	—	21,745	—	—	—	—	—	—	—	—
Volatility Swaps	—	—	1,307	—	—	—	—	—	—	1,308	—
Written options	154,609	—	90,235	—	—	15,708	—	—	—	—	—
Total Liabilities	$157,941	$—	$121,924	$16,959	$13,973	$17,847	$9,073	$4,017	$1,471,403	$1,308	$45,340
Net OTC derivative instruments by counterparty, at fair value	$(79,738)	$119,741	$(73,318)	$4,445	$(13,855)	$6,203	$88,959	$(3,700)	$(1,466,233)	$(1,305)	$(45,340)
Total collateral pledged by the Fund/(Received from counterparty)	$79,738	$—	$—	$—	$—	$—	$—	$—	$1,150,000	$1,305	$—
Net Exposure(1)(2)	$—	$119,741	$(73,318)	$4,445	$(13,855)	$6,203	$88,959	$(3,700)	$(316,233)	$—	$(45,340)

								The Bank of Montreal	Toronto Dominion Securities	UBS AG	Total
Assets:
Purchased options								$—	$—	$—	$194,349
Forward foreign currency contracts								10,486	2,946	7	90,144
Forward premium swaptions								—	—	—	110,841
Volatility Swaps								—	—	3,450	17,199
Total Assets								$10,486	$2,946	$3,457	$412,533
Liabilities:
Forward foreign currency contracts								$17,721	$714	$3,149	$1,587,384
Forward premium swaptions								—	—	39,915	48,988
OTC interest rate swaps								—	—	—	21,745
Volatility Swaps								—	—	—	2,615
Written options								—	—	—	260,552
Total Liabilities								$17,721	$714	$43,064	$1,921,284
Net OTC derivative instruments by counterparty, at fair value								$(7,235)	$2,232	$(39,607)	$(1,508,751)
Total collateral pledged by the Fund/(Received from counterparty)								$—	$—	$—	$1,231,043
Net Exposure(1)(2)								$(7,235)	$2,232	$(39,607)	$(277,708)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At April 30, 2024, the Fund had pledged $90,000 and $11,200 in cash collateral to Bank of America N.A. and Standard Chartered Bank, respectively. Excess cash collateral is not shown for financial reporting purposes.

At April 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $283,456,590.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$8,910,073
Gross Unrealized Depreciation	(28,364,350)
Net Unrealized Depreciation	$(19,454,277)

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 96.9%
	Australia: 2.2%
27,436	Ampol Ltd.	$647,867	0.3
152,764	Aurizon Holdings Ltd.	375,226	0.1
97,844	Brambles Ltd.	920,480	0.4
214,914	Medibank Pvt Ltd.	492,552	0.2
82,292	QBE Insurance Group Ltd.	941,333	0.4
3,031	Rio Tinto Ltd.	252,253	0.1
486,043	Telstra Group Ltd.	1,148,328	0.5
51,869	Transurban Group	416,427	0.2
		5,194,466	2.2
	Bermuda: 0.4%
16,671	Axis Capital Holdings Ltd.	1,022,432	0.4

	Brazil: 0.4%
50,134	XP, Inc. - Class A	1,026,243	0.4

	Canada: 3.0%
12,910	Brookfield Asset Management Ltd. - Class A	493,180	0.2
8,288	Canadian Imperial Bank of Commerce	386,872	0.2
43,481	Cenovus Energy, Inc.	893,214	0.4
8,716	iA Financial Corp., Inc.	528,411	0.2
18,163	Parkland Corp.	559,542	0.3
8,878	Pembina Pipeline Corp.	312,389	0.1
7,848	Rogers Communications, Inc. - Class B	293,990	0.1
31,170	Suncor Energy, Inc.	1,189,380	0.5
29,917	TELUS Corp.	480,489	0.2
9,182	Thomson Reuters Corp.	1,386,855	0.6
5,260	West Fraser Timber Co. Ltd.	402,872	0.2
		6,927,194	3.0
	Denmark: 0.6%
47,380	Danske Bank A/S	1,363,929	0.6

	France: 2.5%
40,472	AXA SA	1,398,374	0.6
8,111	BNP Paribas SA	583,683	0.3
16,396 (1)	Carrefour SA	275,834	0.1
5,024	Cie de Saint-Gobain	397,312	0.2
29,733	Getlink SE	506,166	0.2
114,212	Orange SA	1,271,214	0.5
7,473	Sanofi	738,281	0.3
4,072	Thales SA	684,372	0.3
		5,855,236	2.5
	Germany: 1.1%
3,760	Allianz SE	1,067,033	0.5
15,852	Daimler Truck Holding AG	714,866	0.3
2,376	Heidelberg Materials AG	239,111	0.1
6,356 (2)	Scout24 SE	466,897	0.2
		2,487,907	1.1
	Hong Kong: 1.5%
298,000	BOC Hong Kong Holdings Ltd.	913,398	0.4
159,500	CK Asset Holdings Ltd.	680,359	0.3
156,000	CK Hutchison Holdings Ltd.	757,657	0.3
245,000	Hang Lung Properties Ltd.	270,410	0.1
10,700	Jardine Matheson Holdings Ltd.	410,559	0.2
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
87,000	Power Assets Holdings Ltd.	$499,045	0.2
		3,531,428	1.5
	Israel: 0.2%
51,693	Bank Leumi Le-Israel BM	402,798	0.2

	Italy: 1.6%
410,105	Intesa Sanpaolo SpA	1,535,027	0.6
48,828 (2)	Poste Italiane SpA	620,269	0.3
45,072	UniCredit SpA	1,654,342	0.7
		3,809,638	1.6
	Japan: 6.8%
54,800	Central Japan Railway Co.	1,253,166	0.5
53,900	Chubu Electric Power Co., Inc.	691,858	0.3
9,400	Dai-ichi Life Holdings, Inc.	217,714	0.1
24,100	Daiwa House Industry Co. Ltd.	678,148	0.3
700	Disco Corp.	199,392	0.1
195,000	ENEOS Holdings, Inc.	900,942	0.4
2,400	Hoya Corp.	278,256	0.1
17,100	Japan Airlines Co. Ltd.	302,991	0.1
59,800	Japan Post Bank Co. Ltd.	606,989	0.3
50,200	Japan Post Holdings Co. Ltd.	482,086	0.2
63,300	Japan Tobacco, Inc.	1,702,872	0.7
9,400	NEC Corp.	680,579	0.3
6,500	Nippon Express Holdings, Inc.	332,529	0.1
642,300	Nippon Telegraph & Telephone Corp.	693,467	0.3
10,600	Nitto Denko Corp.	876,468	0.4
13,800	Ono Pharmaceutical Co. Ltd.	198,766	0.1
10,800	ORIX Corp.	221,026	0.1
11,500	Secom Co. Ltd.	798,819	0.3
23,900	Sekisui Chemical Co. Ltd.	347,698	0.1
56,200	Sekisui House Ltd.	1,291,496	0.6
10,000	Sumitomo Corp.	262,972	0.1
23,700	Sumitomo Mitsui Financial Group, Inc.	1,346,250	0.6
23,600	Takeda Pharmaceutical Co. Ltd.	620,257	0.3
13,900	Trend Micro, Inc./Japan	684,967	0.3
35,900	USS Co. Ltd.	274,251	0.1
		15,943,959	6.8
	Jordan: 0.2%
22,314	Hikma Pharmaceuticals PLC	535,771	0.2

	Netherlands: 1.4%
3,248	BE Semiconductor Industries NV	430,926	0.2
122,220	Koninklijke KPN NV	444,164	0.2
30,297	NN Group NV	1,397,630	0.6
7,388	Wolters Kluwer NV	1,106,033	0.4
		3,378,753	1.4
	Norway: 0.3%
51,574	Telenor ASA	593,808	0.3

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Singapore: 0.3%
759,500	Genting Singapore Ltd.	$506,868	0.2
27,600	Oversea-Chinese Banking Corp. Ltd.	286,531	0.1
		793,399	0.3
	Spain: 1.9%
14,431	ACS Actividades de
	Construccion y Servicios SA	577,969	0.2
3,625 (2)	Aena SME SA	660,619	0.3
27,053	Industria de Diseno Textil SA	1,231,750	0.5
21,137	Red Electrica Corp. SA	352,854	0.2
50,643	Repsol SA	794,898	0.3
183,341 (1)	Telefonica SA	821,295	0.4
		4,439,385	1.9
	Sweden: 0.5%
5,708	Holmen AB - Class B	222,311	0.1
18,858	SKF AB - Class B	387,684	0.2
28,185	Swedbank AB - Class A	538,961	0.2
		1,148,956	0.5
	Switzerland: 1.4%
18,449	Holcim AG	1,544,325	0.7
17,798	Novartis AG, Reg	1,727,430	0.7
		3,271,755	1.4
	United Kingdom: 3.6%
89,969	BAE Systems PLC	1,496,380	0.6
46,469	British American Tobacco PLC	1,364,154	0.6
196,248	Centrica PLC	313,265	0.1
17,921	Compass Group PLC	498,449	0.2
54,975	Imperial Brands PLC	1,256,184	0.5
72,752	J Sainsbury PLC	238,639	0.1
28,638	Smiths Group PLC	577,340	0.3
32,369	Standard Chartered PLC	278,099	0.1
295,531	Vodafone Group PLC	249,221	0.1
16,744	Whitbread PLC	659,926	0.3
5,999	Willis Towers Watson PLC	1,506,589	0.7
		8,438,246	3.6
	United States: 67.0%
20,337	AbbVie, Inc.	3,307,610	1.4
2,676	Acuity Brands, Inc.	664,451	0.3
8,675	AECOM	801,223	0.3
17,071	Agree Realty Corp.	976,803	0.4
5,143	Allison Transmission Holdings, Inc.	378,268	0.2
43,107	Altria Group, Inc.	1,888,518	0.8
14,068	Amdocs Ltd.	1,181,571	0.5
18,256	American Electric Power Co., Inc.	1,570,564	0.7
2,731	American Financial Group, Inc.	348,885	0.2
704	Ameriprise Financial, Inc.	289,900	0.1
7,117	AmerisourceBergen Corp.	1,701,319	0.7
7,298	AMETEK, Inc.	1,274,669	0.5
5,332	Amgen, Inc.	1,460,648	0.6
3,696	Aon PLC - Class A	1,042,309	0.4
4,237	Applied Materials, Inc.	841,680	0.4
6,857	Assurant, Inc.	1,195,861	0.5
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
26,531	AT&T, Inc.	$448,109	0.2
6,393	Atmos Energy Corp.	753,735	0.3
5,232	Automatic Data Processing, Inc.	1,265,569	0.5
2,094	AvalonBay Communities, Inc.	396,960	0.2
24,637	Avnet, Inc.	1,204,010	0.5
39,194	Baker Hughes Co.	1,278,508	0.5
8,091	Black Hills Corp.	444,196	0.2
39,492	Bristol-Myers Squibb Co.	1,735,279	0.7
25,309	Brixmor Property Group, Inc.	559,329	0.2
4,362	Broadridge Financial Solutions, Inc.	843,654	0.4
7,910	Brown & Brown, Inc.	644,981	0.3
3,666	Capital One Financial Corp.	525,814	0.2
12,937	Cardinal Health, Inc.	1,333,028	0.6
7,724	Cboe Global Markets, Inc.	1,399,203	0.6
22,101	Chevron Corp.	3,564,228	1.5
10,035	Church & Dwight Co., Inc.	1,082,676	0.5
5,916	Cigna Group	2,112,249	0.9
1,770	Cintas Corp.	1,165,262	0.5
55,549	Cisco Systems, Inc.	2,609,692	1.1
27,094	Citigroup, Inc.	1,661,675	0.7
7,691	CME Group, Inc.	1,612,341	0.7
15,819	CNO Financial Group, Inc.	416,514	0.2
12,480	Coca-Cola Co.	770,890	0.3
21,234	Colgate-Palmolive Co.	1,951,829	0.8
23,108	Comcast Corp. - Class A	880,646	0.4
19,238	Commerce Bancshares, Inc.	1,051,934	0.5
9,787	ConocoPhillips	1,229,443	0.5
35,465	Coterra Energy, Inc.	970,322	0.4
9,120	CSX Corp.	302,966	0.1
26,462	CVS Health Corp.	1,791,742	0.8
29,609	Dow, Inc.	1,684,752	0.7
10,769	DTE Energy Co.	1,188,036	0.5
22,156	Dun & Bradstreet Holdings, Inc.	201,620	0.1
20,681	Edison International	1,469,592	0.6
11,822	Electronic Arts, Inc.	1,499,266	0.6
20,895	Element Solutions, Inc.	483,301	0.2
2,459	Elevance Health, Inc.	1,299,778	0.6
6,132	EOG Resources, Inc.	810,221	0.3
17,886	Equitable Holdings, Inc.	660,172	0.3
23,087	Equity Residential	1,486,803	0.6
17,630	Essent Group Ltd.	933,861	0.4
26,388	Evergy, Inc.	1,384,051	0.6
10,769	Fortive Corp.	810,583	0.4
25,371	Gaming and Leisure Properties, Inc.	1,084,103	0.5
22,707	General Mills, Inc.	1,599,935	0.7
13,612	General Motors Co.	606,142	0.3
37,563	Genpact Ltd.	1,154,687	0.5
32,981	Gentex Corp.	1,131,248	0.5
8,455	Genuine Parts Co.	1,329,211	0.6
26,257	Gilead Sciences, Inc.	1,711,956	0.7
4,747	Globe Life, Inc.	361,579	0.2

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
1,748	Goldman Sachs Group, Inc.	$745,889	0.3
26,067	H&R Block, Inc.	1,231,144	0.5
15,238	Hartford Financial Services Group, Inc.	1,476,410	0.6
14,265	Hewlett Packard Enterprise Co.	242,505	0.1
30,221	Host Hotels & Resorts, Inc.	570,270	0.2
2,708	Humana, Inc.	818,060	0.4
2,044	Ingredion, Inc.	234,222	0.1
8,488	International Bancshares Corp.	472,357	0.2
5,836	International Business Machines Corp.	969,943	0.4
10,205	Iridium Communications, Inc.	314,212	0.1
26,390	Johnson & Johnson	3,815,730	1.6
12,110	Kimberly-Clark Corp.	1,653,378	0.7
818	KLA Corp.	563,839	0.2
30,893	Kraft Heinz Co.	1,192,779	0.5
10,987	Leidos Holdings, Inc.	1,540,597	0.7
11,085	LKQ Corp.	478,096	0.2
19,304	Loews Corp.	1,450,696	0.6
3,129	ManpowerGroup, Inc.	236,083	0.1
3,358	Marsh & McLennan Cos., Inc.	669,686	0.3
2,572	McKesson Corp.	1,381,704	0.6
29,387	Merck & Co., Inc.	3,797,388	1.6
17,757	MetLife, Inc.	1,262,168	0.5
67,648	MGIC Investment Corp.	1,371,901	0.6
6,470	Molson Coors Beverage Co. - Class B	370,472	0.2
3,274	Mondelez International, Inc. - Class A	235,532	0.1
586	Monolithic Power Systems, Inc.	392,227	0.2
13,149	MSC Industrial Direct Co., Inc. - Class A	1,199,715	0.5
17,029	National Fuel Gas Co.	904,240	0.4
12,182	NetApp, Inc.	1,245,122	0.5
1,643	NewMarket Corp.	865,730	0.4
35,371	NiSource, Inc.	985,436	0.4
17,576	NorthWestern Corp.	886,533	0.4
1,591	NVIDIA Corp.	1,374,656	0.6
1,070	Old Dominion Freight Line, Inc.	194,430	0.1
5,837	ONE Gas, Inc.	376,603	0.2
12,595	OneMain Holdings, Inc.	656,325	0.3
4,004	Owens Corning	673,513	0.3
18,047	PepsiCo, Inc.	3,174,648	1.4
29,975	PG&E Corp.	512,872	0.2
24,450	Philip Morris International, Inc.	2,321,283	1.0
13,164	Phillips 66	1,885,216	0.8
5,067	PPG Industries, Inc.	653,643	0.3
7,294	Procter & Gamble Co.	1,190,381	0.5
8,500	Prudential Financial, Inc.	939,080	0.4
7,439	Qualcomm, Inc.	1,233,758	0.5
5,573	Regency Centers Corp.	330,033	0.1
			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
7,052	Reinsurance Group of America, Inc.	$1,318,653	0.6
2,214	Reliance Steel & Aluminum Co.	630,370	0.3
84,662	Rithm Capital Corp.	941,441	0.4
27,893	Rollins, Inc.	1,242,912	0.5
5,356	RPM International, Inc.	572,610	0.2
6,621	Ryder System, Inc.	806,769	0.3
14,722	Sempra Energy	1,054,537	0.5
3,955	Sherwin-Williams Co.	1,184,958	0.5
2,151	Skyworks Solutions, Inc.	229,275	0.1
18,459	SLM Corp.	391,146	0.2
4,922	Snap-on, Inc.	1,318,899	0.6
16,006	Sonoco Products Co.	897,136	0.4
20,928	SS&C Technologies Holdings, Inc.	1,295,234	0.6
19,800	Synchrony Financial	870,804	0.4
10,918	Tapestry, Inc.	435,847	0.2
17,199	TEGNA, Inc.	234,594	0.1
7,528	Travelers Cos., Inc.	1,597,140	0.7
7,019	UnitedHealth Group, Inc.	3,395,090	1.5
27,875	Unum Group	1,413,263	0.6
12,120	Valero Energy Corp.	1,937,624	0.8
66,840	Verizon Communications, Inc.	2,639,512	1.1
46,880	VICI Properties, Inc.	1,338,424	0.6
1,138	Watts Water Technologies, Inc. - Class A	225,848	0.1
36,274	Wells Fargo & Co.	2,151,774	0.9
69,019	Wendy’s Co.	1,379,690	0.6
4,407	Xcel Energy, Inc.	236,788	0.1
		156,652,803	67.0
	Total Common Stock (Cost $202,588,701)	226,818,106	96.9

EXCHANGE-TRADED FUNDS: 2.5%
31,993	iShares MSCI EAFE Value ETF	1,710,666	0.7
24,329	iShares Russell 1000 Value ETF	4,172,423	1.8
		5,883,089	2.5
	Total Exchange-Traded Funds (Cost $5,932,857)	5,883,089	2.5
	Total Long-Term Investments (Cost $208,521,558)	232,701,195	99.4

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreements: 0.4%
976,199 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 04/30/2024, 5.350%, due 05/01/2024 (Repurchase Amount $976,342, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $995,723, due 05/07/24-05/01/54)	$976,199	0.4
	Total Repurchase Agreements (Cost $976,199)	976,199	0.4

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.2%
351,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $351,000)	$351,000	0.2
	Total Short-Term Investments (Cost $1,327,199)	1,327,199	0.6
	Total Investments in Securities (Cost $209,848,757)	$234,028,394	100.0
	Liabilities in Excess of Other Assets	(54,312)	0.0
	Net Assets	$233,974,082	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of April 30, 2024.
Percentage
Sector Diversification	of Net Assets
Financials	22.4%
Health Care	14.4
Industrials	13.3
Consumer Staples	9.6
Energy	7.3
Information Technology	6.4
Utilities	5.8
Communication Services	5.3
Consumer Discretionary	4.9
Materials	4.5
Real Estate	3.0
Exchange-Traded Funds	2.5
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	—
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$5,194,466	$—	$5,194,466
Bermuda	1,022,432	—	—	1,022,432
Brazil	1,026,243	—	—	1,026,243
Canada	6,927,194	—	—	6,927,194
Denmark	—	1,363,929	—	1,363,929
France	—	5,855,236	—	5,855,236
Germany	—	2,487,907	—	2,487,907
Hong Kong	410,559	3,120,869	—	3,531,428
Israel	—	402,798	—	402,798
Italy	—	3,809,638	—	3,809,638
Japan	—	15,943,959	—	15,943,959
Jordan	—	535,771	—	535,771
Netherlands	—	3,378,753	—	3,378,753
Norway	593,808	—	—	593,808
Singapore	—	793,399	—	793,399
Spain	—	4,439,385	—	4,439,385
Sweden	—	1,148,956	—	1,148,956
Switzerland	—	3,271,755	—	3,271,755
United Kingdom	1,506,589	6,931,657	—	8,438,246
United States	156,652,803	—	—	156,652,803
Total Common Stock	168,139,628	58,678,478	—	226,818,106
Exchange-Traded Funds	5,883,089	—	—	5,883,089
Short-Term Investments	351,000	976,199	—	1,327,199
Total Investments, at fair value	$174,373,717	$59,654,677	$—	$234,028,394

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $210,674,377.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$31,632,402
Gross Unrealized Depreciation	(8,264,313)
Net Unrealized Appreciation	$23,368,089

See Accompanying Notes to Financial Statements

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.8%
497,500	iShares Global REIT ETF	$11,004,700	9.8

	Total Exchange-Traded Funds (Cost $11,732,765)	11,004,700	9.8

MUTUAL FUNDS: 90.2%
	Affiliated Investment Companies: 90.2%
1,603,484	Voya Global Bond Fund - Class R6	11,288,527	10.1
1,593,552	Voya GNMA Income Fund - Class R6	11,314,221	10.1
1,694,083	Voya High Yield Bond Fund - Class R6	11,502,826	10.3
1,342,197	Voya Intermediate Bond Fund - Class R6	11,341,561	10.1
214,275	Voya Large Cap Growth Fund - Class R6	10,951,589	9.8
562,985	Voya Mid Cap Research Enhanced Index Fund - Class I	10,927,545	9.8
1,147,886	Voya Multi-Manager Emerging Markets Equity Fund - Class I	11,237,809	10.1
1,120,493	Voya Multi-Manager International Equity Fund - Class I	11,328,184	10.1
767,673	Voya Small Company Fund - Class R6	10,962,363	9.8
	Total Mutual Funds (Cost $97,748,998)	100,854,625	90.2

	Total Long-Term Investments (Cost $109,481,763)	111,859,325	100.0

	Total Investments in Securities (Cost $109,481,763)	$111,859,325	100.0
	Liabilities in Excess of Other Assets	(17,074)	0.0
	Net Assets	$111,842,251	100.0

See Accompanying Notes to Financial Statements

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,004,700	$—	$—	$11,004,700
Mutual Funds	100,854,625	—	—	100,854,625
Total Investments, at fair value	$111,859,325	$—	$—	$111,859,325

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended April 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 4/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$19,372,358	$1,413,325	$(10,729,385)	$1,232,229	$11,288,527	$321,243	$(170,386)	$—
Voya GNMA Income Fund - Class R6	19,274,601	1,437,330	(10,577,527)	1,179,817	11,314,221	291,391	(232,924)	—
Voya High Yield Bond Fund - Class R6	19,459,552	1,295,846	(10,111,485)	858,913	11,502,826	510,059	154,220	—
Voya Intermediate Bond Fund -Class R6	19,292,845	1,343,809	(9,839,148)	544,055	11,341,561	346,237	473,475	—
Voya Large Cap Growth Fund -Class R6	5,441,995	6,106,981	(2,114,892)	1,517,505	10,951,589	9,529	429,041	—
Voya Mid Cap Research Enhanced Index Fund - Class I	5,312,052	5,852,999	(1,560,739)	1,323,233	10,927,545	58,856	198,768	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,461,161	6,073,797	(1,266,214)	969,065	11,237,809	119,052	69,334	—
Voya Multi-Manager International Equity Fund - Class I	—	11,649,772	(97,850)	(223,738)	11,328,184	—	(1,305)	—
Voya Multi-Manager International Factors Fund - Class I	5,418,241	6,078,616	(11,861,648)	364,791	—	232,384	678,011	—
Voya Small Company Fund - Class R6	5,274,370	5,763,489	(734,324)	658,828	10,962,363	26,188	43,597	—
	$104,307,175	$47,015,964	$(58,893,212)	$8,424,698	$100,854,625	$1,914,939	$1,641,831	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At April 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $111,361,213.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,347,546
Gross Unrealized Depreciation	(2,849,435)
Net Unrealized Appreciation	$498,111

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.8%
	Australia: 4.4%
72,669	AGL Energy Ltd.	$442,594	0.2
222,622 (1)	Alkane Resources Ltd.	89,085	0.0
43,953	ALS Ltd.	367,491	0.1
5,509	Altium Ltd.	232,754	0.1
8,830 (1)	Audinate Group Ltd.	106,011	0.1
79,793	Austin Engineering Ltd.	26,103	0.0
310,498	Base Resources Ltd.	50,285	0.0
1,114,951	Beacon Minerals Ltd.	21,668	0.0
12,335 (1)	Capricorn Metals Ltd.	39,048	0.0
17,538 (1)	Cettire Ltd.	33,338	0.0
122,982	Champion Iron Ltd.	557,332	0.2
48,259	Charter Hall Group	366,489	0.1
1,655	Clinuvel Pharmaceuticals Ltd.	15,985	0.0
5,774	Codan Ltd.	40,693	0.0
12,368 (1)(2)	DGL Group Ltd./Au	4,887	0.0
34,151	Duratec Ltd.	22,557	0.0
69,787	Emeco Holdings Ltd.	32,384	0.0
145,237	Gold Road Resources Ltd.	150,296	0.1
16,365	GR Engineering Services Ltd.	24,167	0.0
53,562	Grange Resources Ltd.	14,419	0.0
32,679	Helia Group Ltd.	83,878	0.0
22,825	Helloworld Travel Ltd.	40,034	0.0
156,949	Horizon Oil Ltd.	17,792	0.0
95,622	Iluka Resources Ltd.	464,972	0.2
122,226 (1)	Image Resources NL	6,968	0.0
70,931	Imdex Ltd.	95,124	0.1
35,650	Inghams Group Ltd.	84,379	0.0
15,081	JB Hi-Fi Ltd.	588,491	0.2
274,207 (1)	Karoon Energy Ltd.	338,440	0.1
352,652	Macmahon Holdings Ltd.	56,681	0.0
67,680	Magellan Financial Group Ltd.	384,295	0.2
27,563	Netwealth Group Ltd.	346,922	0.1
157,619	New Hope Corp. Ltd.	458,516	0.2
100,021	Nufarm Ltd.	330,597	0.1
1,805	Objective Corp. Ltd.	14,569	0.0
282,964	OceanaGold Corp.	612,525	0.2
36,306	OM Holdings Ltd.	11,289	0.0
61,824	Orora Ltd.	86,658	0.0
63,070	Perenti Ltd.	38,712	0.0
399,504	Perseus Mining Ltd.	584,362	0.2
55,885	PointsBet Holdings Ltd.	18,318	0.0
392,247	Ramelius Resources Ltd.	520,319	0.2
162,578 (1)	Regis Resources Ltd.	229,003	0.1
35,026	Seven Group Holdings Ltd.	851,099	0.3
188,925 (1)	Silver Lake Resources Ltd.	174,338	0.1
45,523	SmartGroup Corp. Ltd.	279,131	0.1
47,344	Southern Cross Electrical Engineering Ltd.	37,723	0.0
56,441	Super Retail Group Ltd.	524,809	0.2
79,349	Technology One Ltd.	821,833	0.3
28,889 (1)	Temple & Webster Group Ltd.	210,839	0.1
207,970	Ventia Services Group Pty Ltd.	484,018	0.2
365,038	Westgold Resources Ltd.	521,503	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Australia (continued)
188,965 (1)	Zip Co. Ltd.	$148,092	0.1
		12,103,815	4.4
	Austria: 0.1%
1,638	Addiko Bank AG	32,340	0.0
333	DO & Co. AG	51,103	0.0
8,697	Kontron AG	175,076	0.1
1,609	Palfinger AG	36,231	0.0
2,747	Porr AG	41,638	0.0
590	Zumtobel Group AG	3,765	0.0
		340,153	0.1
	Belgium: 0.4%
1,528	Barco NV	21,198	0.0
533	Cie d’Entreprises CFE	4,351	0.0
19,204	Colruyt Group N.V	889,873	0.4
11,865	Deceuninck NV	32,209	0.0
2,945 (1)	Materialise NV, ADR	15,373	0.0
478	Sipef NV	28,771	0.0
3,786 (1)	TINC Comm VA	48,072	0.0
489	Wereldhave Belgium Comm VA	23,432	0.0
		1,063,279	0.4
	Bermuda: 0.4%
40,502	DHT Holdings, Inc.	462,533	0.2
1,809	Ocean Wilsons Holdings Ltd.	32,324	0.0
10,110 (1)	Seadrill Ltd.	490,349	0.2
		985,206	0.4
	Brazil: 0.1%
27,000 (1)	C&A MODAS SA	58,081	0.0
18,900	Cia de Saneamento do Parana	93,579	0.0
60,000	Santos Brasil Participacoes SA	156,569	0.1
		308,229	0.1
	Burkina Faso: 0.2%
25,867	Endeavour Mining PLC	540,583	0.2

	Canada: 9.4%
1,900	ADENTRA, Inc.	58,767	0.0
10,500	Aecon Group, Inc.	128,976	0.1
4,300	AGF Management Ltd. - Class B	24,613	0.0
24,954	AirBoss of America Corp.	106,403	0.0
61,888	Alamos Gold, Inc. - Class A	910,349	0.3
100,300 (1)	Athabasca Oil Corp.	349,719	0.1
19,409	Bird Construction, Inc.	266,889	0.1
22,700	Black Diamond Group Ltd.	139,664	0.1
15,951	Boardwalk Real Estate Investment Trust	821,158	0.3
10,077 (1)	Bombardier, Inc. - Class B	459,107	0.2
23,590	Boralex, Inc. - Class A	473,462	0.2
9,500	Canadian Western Bank	182,250	0.1
19,208 (1)	Canfor Corp.	202,454	0.1
2,696 (1)	Canfor Pulp Products, Inc.	2,977	0.0
39,100	Cascades, Inc.	262,437	0.1
66,503 (1)	Celestica, Inc.	2,879,631	1.1
13,700	Centerra Gold, Inc.	83,395	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Canada (continued)
63,178	CES Energy Solutions Corp.	$260,211	0.1
76,152	CI Financial Corp.	899,453	0.3
5,500 (1)	Coveo Solutions, Inc.	33,560	0.0
34,759 (1)	Crew Energy, Inc.	114,125	0.0
8,207 (1)	Docebo, Inc.	366,875	0.1
124,215	Dundee Precious Metals, Inc.	940,196	0.4
14,613	Enghouse Systems Ltd.	316,430	0.1
15,600 (1)	Ensign Energy Services, Inc.	28,896	0.0
7,369	EQB, Inc.	444,875	0.2
10,508	Exco Technologies Ltd.	53,966	0.0
45,994	Finning International, Inc.	1,442,982	0.5
31,600 (1)	Fortuna Silver Mines, Inc.	143,464	0.1
2,459	Hammond Power Solutions, Inc.	206,058	0.1
130,492	Headwater Exploration, Inc.	709,026	0.3
14,459	High Arctic Energy Services, Inc.	14,074	0.0
1,852	Information Services Corp.	35,664	0.0
3,500 (1)	Kinaxis, Inc.	372,691	0.1
3,400	Leon’s Furniture Ltd.	55,990	0.0
13,589	Linamar Corp.	639,941	0.2
21,528 (1)	Major Drilling Group International, Inc.	149,499	0.1
19,475	Martinrea International, Inc.	161,979	0.1
74,200 (1)	MEG Energy Corp.	1,687,576	0.6
2,200	Melcor Developments Ltd.	18,122	0.0
1,400	Morguard Corp.	112,547	0.0
10,159	Mullen Group Ltd.	94,310	0.0
4,400	Neo Performance Materials, Inc.	18,250	0.0
116,666 (1)	NuVista Energy Ltd.	1,054,244	0.4
200 (1)	O3 Mining, Inc.	211	0.0
14,974	Onex Corp.	1,062,369	0.4
4,074 (1)	Osisko Mining, Inc.	8,996	0.0
19,100	Paramount Resources Ltd. - Class A	432,877	0.2
31,829	Parex Resources, Inc.	554,895	0.2
18,400	Parkland Corp.	566,843	0.2
15,815	Pason Systems, Inc.	179,788	0.1
23,900	PHX Energy Services Corp.	155,554	0.1
3,100	Propel Holdings, Inc.	50,104	0.0
34,234	Russel Metals, Inc.	964,117	0.4
22,300	Secure Energy Services, Inc.	188,877	0.1
8,920	Silvercorp Metals, Inc.	28,315	0.0
11,625	SNC-Lavalin Group, Inc.	446,372	0.2
12,500	Stelco Holdings, Inc.	362,383	0.1
14,589	Stella-Jones, Inc.	847,585	0.3
57,426	Superior Plus Corp.	389,195	0.1
2,000	TECSYS, Inc.	56,282	0.0
10,900 (1)	Thinkific Labs, Inc.	27,000	0.0
40,700 (1)	Torex Gold Resources, Inc.	573,552	0.2
15,400	Total Energy Services, Inc.	108,286	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Canada (continued)
5,229 (1)	Valeura Energy, Inc.	$21,157	0.0
25,700 (1)	Vitalhub Corp.	115,558	0.0
1,100	Wajax Corp.	27,032	0.0
10,400	Westshore Terminals Investment Corp.	200,045	0.1
81,487	Whitecap Resources, Inc.	617,967	0.2
		25,712,615	9.4
	Chile: 0.2%
55,305	Lundin Mining Corp.	631,529	0.2

	China: 0.7%
114,500	AAC Technologies Holdings, Inc.	364,412	0.1
134,940 (1)	Anhui Genuine New Materials Co. Ltd. - Class A	108,824	0.0
81,400	Canny Elevator Co. Ltd. - Class A	78,208	0.0
78,400	Central China Land Media Co. Ltd. - Class A	111,200	0.1
284,000	Ever Sunshine Services Group Ltd.	59,653	0.0
909,897 (1)	Greenland Hong Kong Holdings Ltd.	25,706	0.0
38,913	Hello Group, Inc., ADR	226,863	0.1
11,000	KHGEARS International Ltd.	32,470	0.0
27,000	Lemtech Holdings Co. Ltd.	107,594	0.0
31,758	Pacific Online Ltd.	1,705	0.0
3,411	Qifu Technology, Inc., ADR	62,387	0.0
24,311 (1)	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. - Class A	80,438	0.0
300,213	Ten Pao Group Holdings Ltd.	45,285	0.0
206,666	Xiamen Comfort Science & Technology Group Co. Ltd. - Class A	197,205	0.1
70,300	Xiamen Jihong Technology Co. Ltd. - Class A	146,267	0.1
31,666 (1)	Yiren Digital Ltd., ADR	159,597	0.1
38,486 (1)	Zhiou Home Furnishing Technology Co. Ltd. - Class A	124,411	0.1
		1,932,225	0.7
	Colombia: 0.1%
33,300 (1)	Aris Mining Corp.	134,976	0.1

	Denmark: 3.6%
25,512 (1)	ALK-Abello A/S	472,967	0.2
7,497 (1)	Ascendis Pharma A/S, ADR	1,037,885	0.4
14,811 (1)	Bang & Olufsen A/S	20,084	0.0
18,712 (1)(2)	Bavarian Nordic A/S	408,346	0.2
6,155	D/S Norden A/S	259,524	0.1
20,831	ISS A/S	390,027	0.1
9,340	Jyske Bank A/S, Reg	755,698	0.3
4,448 (1)	NKT A/S	368,981	0.1
82	North Media A/S	709	0.0
21,107	Pandora A/S	3,212,484	1.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Denmark (continued)
1,801	Per Aarsleff Holding A/S	$84,390	0.0
7,915	Rockwool A/S - Class B	2,580,201	0.9
1,323	Skjern Bank	37,292	0.0
4,135	Sparekassen Sjaelland-Fyn A/S	127,635	0.1
		9,756,223	3.6
	Egypt: 0.0%
234,266 (1)	Emaar Misr for Development SAE	20,709	0.0
7,129	Orascom Construction PLC	37,275	0.0
		57,984	0.0
	Finland: 0.7%
30	Alandsbanken Abp - Class B	1,053	0.0
4,809	Cargotec Oyj - Class B	379,287	0.2
27,935	Konecranes Oyj	1,468,136	0.5
35,682	Oriola Oyj - Class B	34,011	0.0
39	Ponsse Oyj	953	0.0
3	Relais Group Oyj	39	0.0
4,221	Scanfil Oyj	32,981	0.0
1,217	Vaisala Oyj - Class A	45,457	0.0
		1,961,917	0.7
	France: 7.3%
19,926	Accor SA	873,272	0.3
10,167	Arkema SA	1,049,101	0.4
1,077	Aubay	47,051	0.0
1,109	Boiron SA	40,552	0.0
5,282	CBo Territoria	20,877	0.0
11,166 (1)	Constellium SE	219,859	0.1
19,704 (1)	Criteo SA, ADR	690,428	0.3
8,405	Eiffage SA	896,802	0.3
37,465	Elis SA	841,142	0.3
9,534	Eurazeo SE	858,801	0.3
314	Fountaine Pajot SA	43,563	0.0
4,792	GL Events	96,145	0.0
342	Groupe Crit	27,447	0.0
15,631	Ipsen SA	1,901,301	0.7
3,430	Jacquet Metals SACA	66,416	0.0
2,691	Kaufman & Broad SA	86,762	0.0
71,216	Klepierre SA	1,912,325	0.7
28,221 (3)	La Francaise des Jeux SAEM	1,063,503	0.4
2,794	Lectra	95,187	0.0
2,263	LISI SA	59,298	0.0
698	Neurones	33,223	0.0
3,325	Nexans SA	354,102	0.1
15,023	Renault SA	744,140	0.3
64,446	Rexel SA	1,670,432	0.6
1,369	SEB SA	161,575	0.1
1,442 (2)	Serge Ferrari SAS	9,233	0.0
489	Societe BIC SA	34,388	0.0
4,361	Sopra Steria Group SACA	954,878	0.4
30,426	SPIE SA	1,106,311	0.4
300	Stef SA	40,724	0.0
1,221	Synergie SE	46,780	0.0
61,526	Technip Energies NV	1,448,941	0.5
2,455	Television Francaise 1 SA	22,418	0.0
19,328 (1)	Ubisoft Entertainment SA	455,164	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
65,759 (1)(2)	Vallourec SA	$1,132,158	0.4
10,554 (3)	Verallia SA	406,490	0.2
240	Vetoquinol SA	24,162	0.0
4,398	Vicat SACA	162,367	0.1
1,153	Virbac SA	426,096	0.2
		20,123,414	7.3
	Germany: 5.5%
22,854	Aixtron SE	531,034	0.2
540	Amadeus Fire AG	64,788	0.0
955	Atoss Software AG	255,301	0.1
6,165	Aurubis AG	491,066	0.2
14,004	Bechtle AG	675,829	0.3
1,252	Bijou Brigitte AG	51,174	0.0
18,514	CTS Eventim AG & Co. KGaA	1,637,172	0.6
16,145	Duerr AG	413,015	0.2
948	Elmos Semiconductor SE	78,550	0.0
6,920	Ernst Russ AG	46,526	0.0
4,467	Fielmann AG	208,289	0.1
24,240	Freenet AG	673,833	0.2
21,581	GEA Group AG	871,010	0.3
5,815	Gerresheimer AG	626,259	0.2
7,364	GFT Technologies SE	215,712	0.1
2,629	HOCHTIEF AG	276,832	0.1
3,455	Hornbach Holding AG & Co. KGaA	271,114	0.1
9,074	HUGO BOSS AG	488,951	0.2
1,828	Indus Holding AG	49,635	0.0
1,382 (1)	Ionos SE	35,380	0.0
10,219	KION Group AG	470,973	0.2
750	Krones AG	98,874	0.0
696	Mutares SE & Co. KGaA	31,194	0.0
18,257	Nemetschek SE	1,613,359	0.6
65	New Work SE	4,134	0.0
6,251 (1)	ProCredit Holding AG & Co. KGaA	63,775	0.0
1,609	Rational AG	1,372,476	0.5
957 (1)	Rheinmetall AG	527,351	0.2
4,921	Salzgitter AG	126,377	0.1
8,419 (3)	Scout24 SE	618,441	0.2
4,673 (1)	SMA Solar Technology AG	245,099	0.1
1,125	Stabilus SE	69,804	0.0
492	Stemmer Imaging AG	18,115	0.0
61,744 (1)	TAG Immobilien AG	877,857	0.3
23,509 (1)(3)	TeamViewer SE	310,148	0.1
145,650	thyssenkrupp AG	730,972	0.3
9,724	Trivago NV, ADR	24,893	0.0
564	USU Software AG	10,955	0.0
		15,176,267	5.5
	Greece: 0.1%
3,638	Piraeus Port Authority SA	96,144	0.0
29,864 (1)	StealthGas, Inc.	186,949	0.1
7,911	Thrace Plastics Holding and Co.	33,770	0.0
		316,863	0.1
	Hong Kong: 0.6%
100,838	Analogue Holdings Ltd.	13,922	0.0
350,000	Brilliance China Automotive Holdings Ltd.	290,635	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
204,478	Build King Holdings Ltd.	$28,097	0.0
116,000	China Leon Inspection Holding Ltd.	21,798	0.0
24,903	China Merchants Land Ltd.	902	0.0
194,000	Comba Telecom Systems Holdings Ltd.	14,745	0.0
80,000	Computer & Technologies Holdings Ltd.	22,703	0.0
1,703	Computime Group Ltd.	91	0.0
111,072 (1)(4)	Ever Reach Group Holdings Co. Ltd.	3,692	0.0
691,406 (1)	Fountain SET Holdings Ltd.	45,076	0.0
32,276	Henan Jinma Energy Co. Ltd. - Class H	3,837	0.0
232,000 (1)	Hop Fung Group Holdings Ltd.	1,928	0.0
102,000	IVD Medical Holding Ltd.	26,339	0.0
14,087	Johnson Electric Holdings Ltd.	19,217	0.0
159,500	Kerry Properties Ltd.	309,209	0.1
58,501	Lee’s Pharmaceutical Holdings Ltd.	8,301	0.0
33,822	Lung Kee Bermuda Holdings	4,972	0.0
210,000	Media Chinese International Ltd.	4,644	0.0
223,367 (1)	Midland Holdings Ltd.	25,306	0.0
66,878	Niraku GC Holdings, Inc.	2,112	0.0
94,851 (1)	Road King Infrastructure Ltd.	14,406	0.0
1,211,244	Singamas Container Holdings Ltd.	84,766	0.1
61,500	SmarTone Telecommunications Holdings Ltd.	28,695	0.0
321,180	Tang Palace China Holdings Ltd.	15,191	0.0
3,031,176 (1)	Tongda Group Holdings Ltd.	30,611	0.0
496,000	United Laboratories International Holdings Ltd.	585,230	0.2
175,138	Vedan International Holdings Ltd.	11,866	0.0
15,840 (1)	Wai Kee Holdings Ltd.	1,843	0.0
22,239	Xingfa Aluminium Holdings Ltd.	21,606	0.0
319,000 (1)(4)	Xiwang Special Steel Co. Ltd.	—	—
119,814	Zengame Technology Holding Ltd.	52,364	0.1
		1,694,104	0.6
	India: 0.2%
25,620 (4)	Geodesic Ltd.	—	—
127,098	Indiabulls Housing Finance Ltd.	258,292	0.1
63,549 (1)	Indiabulls Housing Finance Ltd. Partly Paid	55,753	0.0
46,885	Manappuram Finance Ltd.	111,941	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
11,142	Pearl Global Industries Ltd.	$80,845	0.0
21,379 (4)	Varun Industries Ltd.	—	—
573	WPIL Ltd.	25,403	0.0
		532,234	0.2
	Indonesia: 0.0%
1,609,000 (1)	Agung Podomoro Land Tbk PT	11,058	0.0
2,468,300 (1)	Alam Sutera Realty Tbk PT	20,038	0.0
494,000	Champ Resto Indonesia Tbk PT	32,660	0.0
672,600	IMC Pelita Logistik Tbk PT	18,863	0.0
24,432	Indo-Rama Synthetics Tbk PT	4,823	0.0
270,721 (1)	Mitrabahtera Segara Sejati Tbk PT	18,814	0.0
		106,256	0.0
	Ireland: 1.2%
96,686	Bank of Ireland Group PLC	1,031,586	0.4
105,323	Dalata Hotel Group PLC	473,656	0.2
5,539	DCC PLC	378,261	0.1
3,084	Dole PLC	37,532	0.0
43,680	Glanbia PLC	831,618	0.3
8,853	Smurfit Kappa Group PLC	383,597	0.2
		3,136,250	1.2
	Israel: 0.4%
37,721 (1)	Ceragon Networks Ltd.	104,487	0.0
62,556 (1)	Cognyte Software Ltd.	426,632	0.2
854	Ituran Location and Control Ltd.	21,931	0.0
1,963 (1)	Radware Ltd.	32,448	0.0
13,573 (1)	SimilarWeb Ltd.	100,304	0.0
101,678 (1)	Taboola.com Ltd.	427,048	0.2
7,854	Tel Aviv Stock Exchange Ltd.	52,036	0.0
		1,164,886	0.4
	Italy: 6.2%
411,310	A2A SpA	811,168	0.3
4,463	Abitare In SpA	19,052	0.0
50,584	Arnoldo Mondadori Editore SpA	121,193	0.1
5,271	Avio SpA	63,644	0.0
18,187	Azimut Holding SpA	479,273	0.2
6,083	Banca IFIS SpA	135,522	0.1
172,716 (1)	Banca Monte dei Paschi di Siena SpA	833,058	0.3
105,478	Banca Popolare di Sondrio SpA	881,245	0.3
157,653	Banco BPM SpA	1,035,094	0.4
386,980	BPER Banca	2,009,667	0.7
4,288	Brunello Cucinelli SpA	437,644	0.2
35,978	Buzzi Unicem SpA	1,296,301	0.5
20,013	Cairo Communication SpA	46,026	0.0
135,364 (1)	CIR SpA-Compagnie Industriali	80,395	0.0
54,108	Coca-Cola HBC AG - Class DI	1,746,533	0.6

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy (continued)
25,026	d’Amico International Shipping SA	$179,743	0.1
4,166	Danieli & C Officine Meccaniche SpA	106,943	0.0
18,332	Datalogic SpA	111,086	0.0
6,320	De’ Longhi SpA	207,249	0.1
14,331	ERG SpA	385,928	0.1
28,430	Fiera Milano SpA	109,388	0.0
254,754	Hera SpA	919,786	0.3
299,563	Iren SpA	602,189	0.2
91,684	Iveco Group NV	1,149,602	0.4
21,191	Leonardo SpA	487,013	0.2
6,538	Maire Tecnimont SpA	54,146	0.0
89,554	MFE-MediaForEurope NV - Class A	262,924	0.1
10,678	Orsero SpA	166,339	0.1
8,355	Piquadro SpA	16,228	0.0
397,227 (1)	Saipem SpA	911,530	0.3
265,104	Saras SpA	497,821	0.2
29,520 (1)	Sogefi SpA	90,466	0.0
3,839	SOL SpA	147,681	0.1
22 (1)	Somec SpA	344	0.0
57,261	Unipol Gruppo SpA	513,329	0.2
62,672	Webuild SpA	157,310	0.1
		17,072,860	6.2
	Japan: 21.3%
4,900	77 Bank Ltd.	138,525	0.1
5,600	A&D HOLON Holdings Co. Ltd.	97,255	0.1
2,400	ABC-Mart, Inc.	47,804	0.0
20,900	Adastria Co. Ltd.	455,083	0.2
1,800	Ad-sol Nissin Corp.	18,665	0.0
5,800	Adways, Inc.	16,550	0.0
1,900	AEON Financial Service Co. Ltd.	15,816	0.0
10,300	Aichi Steel Corp.	225,907	0.1
786	Aichi Tokei Denki Co. Ltd.	11,882	0.0
1,000	Aiphone Co. Ltd.	19,030	0.0
10,300	Aisan Industry Co. Ltd.	96,214	0.1
5,400	AIT Corp.	61,258	0.0
2,900	Akatsuki, Inc.	42,316	0.0
1,900	Akita Bank Ltd.	25,080	0.0
5,700	Almado, Inc.	53,323	0.0
1,200 (1)	AlphaPolis Co. Ltd.	14,616	0.0
1,900	Alps Logistics Co. Ltd.	38,562	0.0
42,800	Amada Co. Ltd.	467,465	0.2
7,300	Amano Corp.	175,574	0.1
600	Amiyaki Tei Co. Ltd.	24,042	0.0
6,300	Anest Iwata Corp.	53,761	0.0
3,900	AOKI Holdings, Inc.	27,475	0.0
1,000	Arata Corp.	22,156	0.0
4,000	Arealink Co. Ltd.	78,647	0.0
1,000	Argo Graphics, Inc.	25,654	0.0
5,900	Artner Co. Ltd.	81,272	0.1
9,800	Asahi Diamond Industrial Co. Ltd.	57,054	0.0
2,600	ASAHI YUKIZAI Corp.	81,180	0.0
5,000	Asia Pile Holdings Corp.	26,714	0.0
14,200	Asics Corp.	608,645	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
1,400	ASKA Pharmaceutical Holdings Co. Ltd.	$20,655	0.0
3,100	Ateam, Inc.	12,267	0.0
12,500 (1)	Atrae, Inc.	34,502	0.0
2,200	Aucnet, Inc.	36,208	0.0
16,600	Avant Group Corp.	135,231	0.1
6,700	Avex, Inc.	55,162	0.0
6,400	Axial Retailing, Inc.	42,774	0.0
6,000	Bando Chemical Industries Ltd.	67,910	0.0
1,500	Bank of Iwate Ltd.	23,362	0.0
1,700	Bank of Saga Ltd.	23,619	0.0
1,200 (1)	baudroie, Inc.	25,609	0.0
2,800	Bewith, Inc.	33,716	0.0
15,700	BIPROGY, Inc.	456,735	0.2
10,100	BrainPad, Inc.	77,216	0.0
4,100	Bunka Shutter Co. Ltd.	44,189	0.0
5,200	Business Brain Showa-Ota, Inc.	66,999	0.0
3,600	Business Engineering Corp.	80,497	0.0
400	C Uyemura & Co. Ltd.	26,183	0.0
4,100	Carlit Holdings Co. Ltd.	29,834	0.0
5,400	Celsys, Inc.	28,410	0.0
2,000	Central Automotive Products Ltd.	73,210	0.0
3,300	Central Glass Co. Ltd.	58,602	0.0
1,500	Central Security Patrols Co. Ltd.	25,464	0.0
6,100	Chiba Kogyo Bank Ltd.	41,930	0.0
1,700	Chino Corp.	30,562	0.0
1,300	Chiyoda Integre Co. Ltd.	22,980	0.0
2,200	Chuetsu Pulp & Paper Co. Ltd.	23,711	0.0
4,100	Chugoku Marine Paints Ltd.	53,658	0.0
72,700	Citizen Watch Co. Ltd.	482,945	0.2
2,100	CMC Corp.	16,817	0.0
19,200	Comture Corp.	235,136	0.1
5,500	Copro-Holdings Co. Ltd.	54,859	0.0
1,800	Core Corp.	22,103	0.0
6,200	Cosmos Initia Co. Ltd.	33,925	0.0
43,600	Credit Saison Co. Ltd.	804,819	0.3
6,600	Creek & River Co. Ltd.	69,286	0.0
7,700	CTS Co. Ltd.	36,080	0.0
2,700	Cube System, Inc.	18,927	0.0
2,800 (1)	Cyber Security Cloud, Inc.	47,400	0.0
6,300	Cybozu, Inc.	63,767	0.0
75,800	Daicel Corp.	704,038	0.3
94,100	Daido Steel Co. Ltd.	1,037,595	0.4
2,700 (2)	Daihatsu Diesel Manufacturing Co. Ltd.	26,724	0.0
11,900	Daihen Corp.	723,370	0.3
7,600	Dai-Ichi Cutter Kogyo KK	73,336	0.0
1,400	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	25,547	0.0
2,400	Daisue Construction Co. Ltd.	24,500	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
2,700	Daito Pharmaceutical Co. Ltd.	$43,108	0.0
5,715	Daitron Co. Ltd.	122,032	0.1
2,400	Daiwa Industries Ltd.	24,384	0.0
3,100	Densan System Holdings Co. Ltd.	54,531	0.0
4,900	Digital Arts, Inc.	131,406	0.1
6,600	Digital Hearts Holdings Co. Ltd.	40,187	0.0
4,400	Digital Information Technologies Corp.	48,553	0.0
2,800	dip Corp.	47,320	0.0
26,700	DMG Mori Co. Ltd.	713,759	0.3
1,900	DMS, Inc.	21,372	0.0
9,900	Doshisha Co. Ltd.	136,458	0.1
6,300	Double Standard, Inc.	71,016	0.0
22,382	DTS Corp.	610,597	0.2
11,200	Ebara Corp.	923,261	0.4
1,500	Eco’s Co. Ltd./Japan	22,307	0.0
5,600	eGuarantee, Inc.	61,205	0.0
2,800	E-Guardian, Inc.	24,559	0.0
3,600	Ehime Bank Ltd.	26,845	0.0
27,000	Eiken Chemical Co. Ltd.	343,350	0.1
4,600	Elematec Corp.	56,139	0.0
19,400	en Japan, Inc.	322,524	0.1
26,000	Enigmo, Inc.	56,578	0.0
4,700	Entrust, Inc.	24,700	0.0
4,100	ERI Holdings Co. Ltd.	58,611	0.0
5,400	Exedy Corp.	98,867	0.1
8,000	Fibergate, Inc./Japan	56,534	0.0
1,600 (1)	FLECT Co. Ltd.	27,571	0.0
5,000	Forum Engineering, Inc.	29,842	0.0
2,400	FTGroup Co. Ltd.	18,785	0.0
1,700	Fudo Tetra Corp.	25,187	0.0
1,900	Fuji Corp./Aichi	31,873	0.0
3,700	Fuji Corp./Miyagi	42,977	0.0
8,000	Fuji Media Holdings, Inc.	95,083	0.1
22,100	Fuji Oil Co. Ltd.	67,229	0.0
2,300	Fuji Seal International, Inc.	29,554	0.0
15,200	Fuji Soft, Inc.	594,834	0.2
7,900	Fujikura Kasei Co. Ltd.	23,362	0.0
49,400	Fujikura Ltd.	848,906	0.3
2,000	Fujimori Kogyo Co. Ltd.	54,119	0.0
2,200	Fukuda Denshi Co. Ltd.	91,225	0.1
1,500	Fukushima Galilei Co. Ltd.	59,977	0.0
7,900	FULLCAST Holdings Co. Ltd.	75,726	0.0
6,000	Furukawa Electric Co. Ltd.	128,465	0.1
15,500	Furyu Corp.	118,087	0.1
5,200	Fuso Pharmaceutical Industries Ltd.	73,729	0.0
7,300	Futaba Corp.	21,464	0.0
8,500	Futaba Industrial Co. Ltd.	49,848	0.0
9,200	Future Corp.	92,813	0.1
5,800	Fuyo General Lease Co. Ltd.	497,406	0.2
13,200	Gakken Holdings Co. Ltd.	76,719	0.0
3,200	Gecoss Corp.	20,918	0.0
1,600	Global Link Management KK	27,574	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
11,700	Glory Ltd.	$210,814	0.1
1,500	GMO GlobalSign Holdings KK	25,534	0.0
13,900	GungHo Online Entertainment, Inc.	204,351	0.1
3,600	Hanwa Co. Ltd.	138,515	0.1
16,700 (1)(2)	Hennge KK	108,165	0.1
1,400	Hioki EE Corp.	55,829	0.0
10,100	Hisamitsu Pharmaceutical Co., Inc.	245,042	0.1
64,400	Hitachi Zosen Corp.	498,449	0.2
2,000	Hochiki Corp.	30,731	0.0
2,200	Hodogaya Chemical Co. Ltd.	64,862	0.0
4,900	Hokkaido Gas Co. Ltd.	95,569	0.1
2,400	Hokkan Holdings Ltd.	27,493	0.0
5,100	Hokuhoku Financial Group, Inc.	62,561	0.0
12,200	Horiba Ltd.	1,183,633	0.5
3,600	HS Holdings Co. Ltd.	21,944	0.0
1,900	Hyakujushi Bank Ltd.	34,808	0.0
6,200	IBJ, Inc.	21,344	0.0
19,100	Ichikoh Industries Ltd.	64,642	0.0
3,100	ID Holdings Corp.	28,659	0.0
1,700	IDEA Consultants, Inc.	25,688	0.0
6,000	IMAGICA GROUP, Inc.	23,007	0.0
5,300	I-Net Corp./Kanagawa	68,130	0.0
1,800	Infocom Corp.	30,801	0.0
62,000	INFRONEER Holdings, Inc.	549,052	0.2
1,100	Integrated Design & Engineering Holdings Co. Ltd.	32,636	0.0
3,500	Intelligent Wave, Inc.	25,241	0.0
1,322	Invincible Investment Corp.	592,310	0.2
5,900	I-PEX, Inc.	66,321	0.0
2,100	ISB Corp.	17,111	0.0
900	Itochu-Shokuhin Co. Ltd.	42,563	0.0
17,500	Itoki Corp.	209,059	0.1
4,200	Iwaki Co. Ltd.	67,737	0.0
34,700	J Front Retailing Co. Ltd.	302,197	0.1
28,000 (2)	J Trust Co. Ltd.	79,676	0.0
8,400	JAC Recruitment Co. Ltd.	40,477	0.0
16,000	Japan Lifeline Co. Ltd.	117,435	0.1
16,500	Japan Medical Dynamic Marketing, Inc.	70,431	0.0
18,000	Japan System Techniques Co. Ltd.	191,490	0.1
5,300	Japan Transcity Corp.	24,389	0.0
1,900	Japaniace Co. Ltd.	29,630	0.0
3,400	JBCC Holdings, Inc.	71,901	0.0
2,400	JCU Corp.	57,299	0.0
15,100	Jeol Ltd.	598,253	0.2
1,400	JFE Systems, Inc.	32,780	0.0
28,200	JGC Holdings Corp.	271,825	0.1
6,600	JK Holdings Co. Ltd.	44,748	0.0
1,400	JSB Co. Ltd.	25,963	0.0
5,500	J-Stream, Inc.	13,651	0.0
3,700	Justsystems Corp.	64,449	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
400	JUTEC Holdings Corp.	$3,146	0.0
243	Kamei Corp.	3,129	0.0
3,600	Kanamoto Co. Ltd.	60,548	0.0
13,900	Kaneka Corp.	360,038	0.2
7,000	Kanematsu Corp.	113,819	0.1
4,400	Kanro, Inc.	63,129	0.0
1,700 (1)	Kaonavi, Inc.	15,601	0.0
2,500	Katakura Industries Co. Ltd.	30,575	0.0
5,700	Kato Works Co. Ltd.	50,009	0.0
4,800	KAWADA TECHNOLOGIES, Inc.	91,378	0.1
266	Kenedix Office Investment Corp.	262,366	0.1
1,200	KFC Ltd.	11,488	0.0
2,260	Kimura Unity Co. Ltd.	26,276	0.0
2,200	Kitagawa Corp.	21,453	0.0
5,300	Kita-Nippon Bank Ltd.	84,072	0.1
11,100	Kitz Corp.	94,481	0.1
2,000 (1)	KNT-CT Holdings Co. Ltd.	16,024	0.0
3,000	Koa Shoji Holdings Co. Ltd.	16,043	0.0
800	Koike Sanso Kogyo Co. Ltd.	34,739	0.0
1,400	Komatsu Wall Industry Co. Ltd.	28,314	0.0
4,500	Komori Corp.	35,151	0.0
123,700	Konica Minolta, Inc.	411,319	0.2
2,300	Konishi Co. Ltd.	19,533	0.0
3,900	Konoike Transport Co. Ltd.	56,543	0.0
4,000	KRS Corp.	29,642	0.0
1,100	Kurimoto Ltd.	29,263	0.0
3,100	Kuriyama Holdings Corp.	27,339	0.0
2,200	Kyowa Electronic Instruments Co. Ltd.	5,930	0.0
5,100	Kyushu Leasing Service Co. Ltd.	41,451	0.0
12,000 (2)	LAC Co. Ltd.	61,587	0.0
15,500	LIFULL Co. Ltd.	16,223	0.0
4,600	Linical Co. Ltd.	11,748	0.0
7,800	Link And Motivation, Inc.	24,715	0.0
1,400	Look Holdings, Inc.	26,516	0.0
9,500	M&A Capital Partners Co. Ltd.	128,255	0.1
5,900	Maezawa Industries, Inc.	47,685	0.0
2,900	Makino Milling Machine Co. Ltd.	116,327	0.1
1,600	Makiya Co. Ltd.	10,634	0.0
1,300	Maruzen Showa Unyu Co. Ltd.	38,893	0.0
2,600	Marvelous, Inc.	11,124	0.0
12,800	Matching Service Japan Co. Ltd.	98,436	0.1
2,100	Matsuoka Corp.	19,723	0.0
8,000	Maxell Ltd.	78,930	0.0
198,500	Mebuki Financial Group, Inc.	702,218	0.3
4,500	Media Do Co. Ltd.	38,644	0.0
6,800 (1)	Megachips Corp.	157,656	0.1
8,300	Meidensha Corp.	183,919	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
2,000	Meiji Electric Industries Co. Ltd.	$20,747	0.0
9,500	MEITEC Group Holdings, Inc.	177,175	0.1
3,400	Melco Holdings, Inc.	73,908	0.0
6,300	Menicon Co. Ltd.	60,786	0.0
11,600	Micronics Japan Co. Ltd.	477,846	0.2
4,000	Mimaki Engineering Co. Ltd.	31,183	0.0
1,600	Mimasu Semiconductor Industry Co. Ltd.	36,905	0.0
9,600	Mitani Sangyo Co. Ltd.	22,116	0.0
15,800	Mito Securities Co. Ltd.	53,316	0.0
5,200	Mitsuba Corp.	47,745	0.0
21,900	Mitsubishi Gas Chemical Co., Inc.	387,503	0.2
1,200	Mitsubishi Kakoki Kaisha Ltd.	29,546	0.0
7,000	Mitsubishi Logisnext Co. Ltd.	69,038	0.0
3,100	Mitsubishi Shokuhin Co. Ltd.	109,921	0.1
6,100	Mitsui-Soko Holdings Co. Ltd.	179,931	0.1
800	Mizuno Corp.	38,827	0.0
14,600	Monex Group, Inc.	75,437	0.0
20,200	Morinaga Milk Industry Co. Ltd.	395,827	0.2
1,400	Moriroku Holdings Co. Ltd.	24,024	0.0
800	Morishita Jintan Co. Ltd.	12,093	0.0
4,900	Morita Holdings Corp.	57,684	0.0
800	Mory Industries, Inc.	33,318	0.0
7,700	Mugen Estate Co. Ltd.	67,724	0.0
2,000	Murakami Corp.	59,353	0.0
1,900	Mutoh Holdings Co. Ltd.	26,467	0.0
1,900	Naigai Trans Line Ltd.	30,336	0.0
19,900	Nakanishi, Inc.	305,702	0.1
10,287	Nakano Corp./Tokyo	41,008	0.0
18,200	Nankai Electric Railway Co. Ltd.	316,907	0.1
2,400	Nanyo Corp.	19,089	0.0
3,100	Needs Well, Inc.	16,430	0.0
2,900	NEOJAPAN, Inc.	27,443	0.0
19,200	NET One Systems Co. Ltd.	321,816	0.1
1,100	Nichias Corp.	30,151	0.0
5,200	Nichiban Co. Ltd.	62,934	0.0
42,900	Nichicon Corp.	363,160	0.2
4,400	Nihon Chouzai Co. Ltd.	42,938	0.0
3,200	Nihon Denkei Co. Ltd.	46,692	0.0
1,600	Nihon Falcom Corp.	12,012	0.0
3,900	Nihon Flush Co. Ltd.	22,548	0.0
4,300	Nihon Kohden Corp.	116,910	0.1
61,100	Nihon M&A Center Holdings, Inc.	334,421	0.1
2,700	Nihon Trim Co. Ltd.	60,969	0.0
80	Nippon Accommodations Fund, Inc.	333,161	0.1
2,900	Nippon Ceramic Co. Ltd.	49,631	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
2,000	Nippon Chemical Industrial Co. Ltd.	$30,618	0.0
1,700	Nippon Concept Corp.	19,518	0.0
16,100	Nippon Electric Glass Co. Ltd.	398,380	0.2
9,200	Nippon Shokubai Co. Ltd.	87,447	0.1
13,000	Nippon Thompson Co. Ltd.	53,870	0.0
2,600	Nishimoto Co. Ltd.	96,029	0.1
54,818	Nissan Tokyo Sales Holdings Co. Ltd.	192,270	0.1
1,800	Nissei ASB Machine Co. Ltd.	59,170	0.0
8,531	Nisshin Group Holdings Co. Ltd.	28,947	0.0
8,000	Nisshinbo Holdings, Inc.	60,648	0.0
13,900	Nisso Holdings Co. Ltd.	73,011	0.0
113,000	Nissui Corp.	678,027	0.3
11,100	Nitto Boseki Co. Ltd.	397,848	0.2
1,300	Nitto Kogyo Corp.	34,870	0.0
13,000	Nitto Seiko Co. Ltd.	50,765	0.0
3,400	NJS Co. Ltd.	67,599	0.0
7,200	Noritz Corp.	81,307	0.1
2,900	NSD Co. Ltd.	56,683	0.0
2,100	NSW, Inc./Japan	39,664	0.0
292,100	NTN Corp.	579,680	0.2
1,200	Ochi Holdings Co. Ltd.	12,137	0.0
4,600	Ohba Co. Ltd.	32,842	0.0
1,600	OIE Sangyo Co. Ltd.	16,342	0.0
1,800	Oiles Corp.	27,226	0.0
1,300	Oita Bank Ltd.	24,138	0.0
14,300	Okabe Co. Ltd.	72,759	0.0
2,000	Okada Aiyon Corp.	38,225	0.0
1,000	Okamoto Industries, Inc.	31,369	0.0
1,700	Okinawa Financial Group, Inc.	28,828	0.0
4,700	OKUMA Corp.	211,096	0.1
4,100	Okura Industrial Co. Ltd.	81,377	0.1
2,800	Onamba Co. Ltd.	22,744	0.0
1,100 (1)	One Career, Inc.	24,020	0.0
4,700 (1)	Optim Corp.	26,562	0.0
17,400	Optorun Co. Ltd.	213,756	0.1
1,000	Origin Co. Ltd.	7,632	0.0
7,800	Oro Co. Ltd.	128,882	0.1
45,400 (1)	Park24 Co. Ltd.	488,939	0.2
16,000	Parker Corp.	97,797	0.1
1,800	Pasco Corp.	22,469	0.0
2,200	PCA Corp.	27,101	0.0
5,700	Pegasus Co. Ltd.	18,898	0.0
3,400	Pickles Holdings Co. Ltd.	25,481	0.0
6,900	Pilot Corp.	184,677	0.1
10,900	Pole To Win Holdings, Inc.	34,293	0.0
4,900	Prestige International, Inc.	20,926	0.0
100	Pronexus, Inc.	728	0.0
7,300	QB Net Holdings Co. Ltd.	52,721	0.0
2,600	Rasa Corp.	31,268	0.0
95,100	Rengo Co. Ltd.	713,047	0.3
23,000	Resorttrust, Inc.	380,658	0.2
2,400	Rheon Automatic Machinery Co. Ltd.	22,806	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
2,100	Ride On Express Holdings Co. Ltd.	$13,811	0.0
11,500	Riken Technos Corp.	73,534	0.0
2,500	Riken Vitamin Co. Ltd.	43,083	0.0
4,100	Riso Kagaku Corp.	76,533	0.0
126,600	Round One Corp.	556,119	0.2
4,500	Sac’s Bar Holdings, Inc.	24,348	0.0
1,000	Saison Information Systems Co. Ltd.	11,864	0.0
10,400	Sakata INX Corp.	105,628	0.1
2,800	San Holdings, Inc.	19,234	0.0
2,000	San ju San Financial Group, Inc.	26,438	0.0
63,600	Sankyo Co. Ltd.	690,824	0.3
1,519	Sankyo Frontier Co. Ltd.	41,388	0.0
12,100	Sankyu, Inc.	419,502	0.2
8,800 (1)	Sansan, Inc.	80,817	0.0
2,400	Sansei Technologies, Inc.	18,784	0.0
18,100 (2)	Sansha Electric Manufacturing Co. Ltd.	175,234	0.1
66,000	Santen Pharmaceutical Co. Ltd.	637,500	0.3
46,800	Sanwa Holdings Corp.	764,285	0.3
1,900	Sanyo Denki Co. Ltd.	89,583	0.1
1,800	Sanyo Shokai Ltd.	31,819	0.0
2,400	Sato Shoji Corp.	26,773	0.0
15,500	Sawai Group Holdings Co. Ltd.	577,615	0.2
1,900	Saxa Holdings, Inc.	34,547	0.0
5,900	SB Technology Corp.	109,523	0.1
6,100	SBI Global Asset Management Co. Ltd.	25,122	0.0
9,500	Scroll Corp.	56,413	0.0
3,600	Seed Co. Ltd./Tokyo	13,469	0.0
1,500	Seika Corp.	38,688	0.0
4,700	Seino Holdings Co. Ltd.	62,967	0.0
6,600	Sekisui Kasei Co. Ltd.	20,739	0.0
800	Senshu Electric Co. Ltd.	27,878	0.0
16,300	SERAKU Co. Ltd.	109,715	0.1
4,700	Seria Co. Ltd.	79,671	0.0
1,900	Shibaura Machine Co. Ltd.	42,534	0.0
1,100	Shibuya Corp.	24,584	0.0
3,100	Shikoku Bank Ltd.	22,320	0.0
11,100	Shimamura Co. Ltd.	547,195	0.2
2,800	Shimojima Co. Ltd.	22,438	0.0
2,100 (2)	Shin Maint Holdings Co. Ltd.	18,173	0.0
5,500	Shinagawa Refractories Co. Ltd.	67,024	0.0
7,400	Shizuoka Gas Co. Ltd.	45,280	0.0
15,800	SIGMAXYZ Holdings, Inc.	157,215	0.1
3,700	Sinfonia Technology Co. Ltd.	78,517	0.0
4,000	Sinko Industries Ltd.	101,582	0.1
1,700	SK-Electronics Co. Ltd.	34,851	0.0
900	SMK Corp.	13,965	0.0
7,700	SMS Co. Ltd.	106,549	0.1
17,100	Socionext, Inc.	499,929	0.2
4,800	Sodick Co. Ltd.	22,226	0.0
7,700	Softcreate Holdings Corp.	90,353	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
5,569	Soken Chemical & Engineering Co. Ltd.	$103,733	0.1
4,600	Soliton Systems KK	37,488	0.0
4,400	SPK Corp.	57,322	0.0
2,600	Sprix, Inc.	12,922	0.0
1,900	St Marc Holdings Co. Ltd.	25,494	0.0
3,300	Star Micronics Co. Ltd.	39,183	0.0
3,200	Startia Holdings, Inc.	29,491	0.0
2,600	St-Care Holding Corp.	14,626	0.0
2,700	Strike Co. Ltd.	75,490	0.0
18,500	Sumitomo Bakelite Co. Ltd.	526,934	0.2
18,400	Sumitomo Forestry Co. Ltd.	566,898	0.2
18,600 (1)	Sumitomo Pharma Co. Ltd.	46,941	0.0
4,800	Sumitomo Riko Co. Ltd.	39,963	0.0
4,000	Sumitomo Rubber Industries Ltd.	48,551	0.0
1,000	Sumitomo Seika Chemicals Co. Ltd.	31,846	0.0
5,300	Sun Frontier Fudousan Co. Ltd.	65,918	0.0
7,100 (1)(2)	Sun*, Inc.	41,576	0.0
3,200	Sun-Wa Technos Corp.	45,842	0.0
2,200	System Research Co. Ltd.	21,873	0.0
4,200	System Support, Inc.	49,745	0.0
2,690	Tachikawa Corp.	24,446	0.0
1,000	Taihei Dengyo Kaisha Ltd.	28,146	0.0
1,900	Taiyo Holdings Co. Ltd.	38,719	0.0
5,600	Takaoka Toko Co. Ltd.	78,341	0.0
4,200	Takara & Co. Ltd.	69,356	0.0
1,500	Takasago International Corp.	33,287	0.0
1,200	Takasago Thermal Engineering Co. Ltd.	40,229	0.0
20,100	Takeuchi Manufacturing Co. Ltd.	762,458	0.3
7,600	Takuma Co. Ltd.	95,105	0.1
2,400	Tanabe Consulting Group Co. Ltd.	15,266	0.0
4,200	TDC Soft, Inc.	30,786	0.0
6,300	TechMatrix Corp.	66,768	0.0
800	Techno Medica Co. Ltd.	8,835	0.0
1,100	Techno Quartz, Inc.	37,176	0.0
4,300	Tecnos Japan, Inc.	16,066	0.0
2,900	Teikoku Electric Manufacturing Co. Ltd.	45,745	0.0
2,200	Temairazu, Inc.	45,026	0.0
1,800	Tenma Corp.	25,728	0.0
2,000	Terasaki Electric Co. Ltd.	24,136	0.0
1,600	TKC Corp.	36,821	0.0
108,300	TOA ROAD Corp.	891,538	0.3
5,900	Tocalo Co. Ltd.	67,986	0.0
22,900	Tochigi Bank Ltd.	51,520	0.0
2,700	Togami Electric Manufacturing Co. Ltd.	53,214	0.0
4,500	Toho Holdings Co. Ltd.	107,808	0.1
3,600	Tokyo Energy & Systems, Inc.	30,759	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
2,500	Tokyo Rope Manufacturing Co. Ltd.	$22,838	0.0
12,800	Tokyo Seimitsu Co. Ltd.	832,932	0.3
36,300	Tokyo Tatemono Co. Ltd.	604,031	0.2
73,300	Tokyu Fudosan Holdings Corp.	537,015	0.2
11,100	Toli Corp.	27,978	0.0
15,300	TOMONY Holdings, Inc.	40,442	0.0
8,700	Tomy Co. Ltd.	139,106	0.1
1,800	Tonami Holdings Co. Ltd.	54,836	0.0
3,000	Topre Corp.	48,425	0.0
2,500	Topy Industries Ltd.	42,401	0.0
1,900	Torishima Pump Manufacturing Co. Ltd.	34,303	0.0
5,700	Toshiba TEC Corp.	114,649	0.1
13,600	Towa Bank Ltd.	58,233	0.0
10,600	Towa Pharmaceutical Co. Ltd.	190,804	0.1
3,700	Toyo Denki Seizo KK	26,297	0.0
12,300	Toyo Engineering Corp.	73,369	0.0
1,200	Toyo Kanetsu KK	33,295	0.0
13,000	Toyo Suisan Kaisha Ltd.	812,946	0.3
40,900	Toyo Tire Corp.	773,792	0.3
26,100	Toyoda Gosei Co. Ltd.	505,314	0.2
2,500	TPR Co. Ltd.	36,946	0.0
19,700	Traders Holdings Co. Ltd.	93,052	0.1
1,800	Transaction Co. Ltd.	20,397	0.0
6,600	Transcosmos, Inc.	142,674	0.1
6,900	Trusco Nakayama Corp.	114,142	0.1
4,000	Tsubakimoto Chain Co.	137,712	0.1
2,400	Tsubakimoto Kogyo Co. Ltd.	33,272	0.0
7,100	Tsugami Corp.	61,301	0.0
7,300	Tsukada Global Holdings, Inc.	20,022	0.0
16,800	Tsumura & Co.	404,825	0.2
7,800	TYK Corp./Tokyo	23,232	0.0
11,800	Ubicom Holdings, Inc.	86,690	0.1
1,100	Uchida Yoko Co. Ltd.	48,752	0.0
1,900 (2)	ULS Group, Inc.	47,571	0.0
1,100	Union Tool Co.	31,866	0.0
5,500	Unipres Corp.	40,691	0.0
1,500	UNIRITA, Inc.	18,287	0.0
5,100	United Arrows Ltd.	58,775	0.0
11,200	UNITED, Inc./Japan	59,040	0.0
3,400	UT Group Co. Ltd.	71,298	0.0
3,300	V Technology Co. Ltd.	53,017	0.0
6,600	ValueCommerce Co. Ltd.	45,175	0.0
3,800	Vector, Inc.	31,868	0.0
2,200	Vertex Corp./Japan	24,469	0.0
6,100 (1)	Vision, Inc./Tokyo Japan	44,617	0.0
600	WDB coco Co. Ltd.	17,108	0.0
5,500	Will Group, Inc.	37,536	0.0
4,600	WingArc1st, Inc.	77,908	0.0
1,400	World Holdings Co. Ltd.	20,973	0.0
3,400	Wowow, Inc.	23,672	0.0
8,000	YAMABIKO Corp.	105,868	0.1
2,300	YAMADA Consulting Group Co. Ltd.	27,488	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
67,600	Yamaguchi Financial Group, Inc.	$682,869	0.3
2,300	Yamaichi Electronics Co. Ltd.	39,667	0.0
10,700	Yamashin-Filter Corp.	29,058	0.0
17,800	Yokowo Co. Ltd.	189,004	0.1
5,400	Yorozu Corp.	32,805	0.0
3,000	Yossix Holdings Co. Ltd.	53,355	0.0
3,400	Yushin Precision Equipment Co. Ltd.	15,015	0.0
4,700	Yutaka Giken Co. Ltd.	73,660	0.0
1,700	Zaoh Co. Ltd.	27,166	0.0
7,100	Zenrin Co. Ltd.	40,123	0.0
2,000	ZERIA Pharmaceutical Co. Ltd.	26,524	0.0
16,700	ZIGExN Co. Ltd.	55,966	0.0
		58,563,116	21.3
	Jordan: 0.8%
94,131	Hikma Pharmaceuticals PLC	2,260,134	0.8

	Liechtenstein: 0.0%
1,145	Liechtensteinische Landesbank AG	87,407	0.0

	Macao: 0.2%
385,200	MGM China Holdings Ltd.	650,196	0.2

	Malaysia: 0.2%
249,300	CCK Consolidated Holdings BHD	57,287	0.0
29,200	CSC Steel Holdings Bhd	8,627	0.0
165,700	Frencken Group Ltd.	174,981	0.1
287,300	Kelington Group Bhd	164,501	0.1
58,500 (1)	KSL Holdings Bhd	21,016	0.0
211,700	Malayan Flour Mills Bhd	29,243	0.0
3,414	Nextracker, Inc.	440	0.0
98,300	Spritzer BHD	48,403	0.0
		504,498	0.2
	Mexico: 0.1%
353	Corporativo Fragua SAB de CV	15,825	0.0
3,138 (1)	Vista Energy SAB de CV, ADR	135,405	0.1
		151,230	0.1
	Netherlands: 2.4%
5,757	Arcadis NV	355,547	0.1
18,274	ASR Nederland NV	914,423	0.3
11,181	BE Semiconductor Industries NV	1,483,431	0.6
7,771 (3)	Euronext NV	699,786	0.3
48,413	Fugro NV	1,174,271	0.4
258,307	Koninklijke BAM Groep NV	1,052,965	0.4
578	Nedap NV	38,373	0.0
15,725	OCI NV	422,949	0.2
338,142 (1)(2)	Pharming Group NV	314,927	0.1
1,143	TKH Group NV	49,234	0.0
2,219	Van Lanschot Kempen NV	78,606	0.0
64	Vastned Retail NV	1,431	0.0
		6,585,943	2.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	New Zealand: 0.1%
46,798	Air New Zealand Ltd.	$15,166	0.0
8,037	Scales Corp. Ltd.	16,102	0.0
51,430	SKY Network Television Ltd.	88,188	0.1
		119,456	0.1
	Norway: 1.0%
10,146	2020 Bulkers Ltd.	156,574	0.1
29,187	ABG Sundal Collier Holding ASA	15,239	0.0
67,141	Belships ASA	151,405	0.1
170	Bouvet ASA	934	0.0
14,847	Ecit AS - Class B	9,035	0.0
11,158	Elopak ASA	33,850	0.0
12,603	Golden Ocean Group Ltd.	177,576	0.1
66,575	Hoegh Autoliners ASA	698,782	0.3
242,488	MPC Container Ships ASA	389,774	0.1
304,866 (1)	Norwegian Air Shuttle ASA	395,959	0.2
2,740	Odfjell SE - Class A	43,292	0.0
3,578	Protector Forsikring ASA	72,328	0.0
50,921	Reach Subsea ASA	28,512	0.0
65,478 (1)	SATS ASA	101,973	0.0
1,938	SpareBank 1 Nord Norge	17,512	0.0
3,785	Sparebanken More	28,935	0.0
5,460	Stolt-Nielsen Ltd.	233,470	0.1
2,084	Wilh Wilhelmsen Holding ASA - Class A	72,790	0.0
		2,627,940	1.0
	Philippines: 0.0%
18,300	Ginebra San Miguel, Inc.	51,952	0.0
1,430,000	Megaworld Corp.	45,300	0.0
		97,252	0.0
	Poland: 0.5%
14,461 (2)	Arctic Paper SA	72,983	0.0
10,639	Asseco Poland SA	209,088	0.1
1,875	Asseco South Eastern Europe SA	23,112	0.0
114,705 (1)	Bank Millennium SA	261,170	0.1
194	Benefit Systems SA	131,597	0.1
1,206	BNPP Bank Polska SA	30,028	0.0
5,716 (1)(2)	CCC SA	132,496	0.1
93,233 (1)	Enea SA	194,505	0.1
21,800 (2)	Eurocash SA	73,290	0.0
11,747 (1)	Jastrzebska Spolka Weglowa SA	88,436	0.0
5,039	LiveChat Software SA	111,801	0.0
21,412 (1)	PKP Cargo SA	63,443	0.0
204 (2)	Stalprodukt SA	10,762	0.0
2,199 (2)	TEN Square Games SA	46,638	0.0
		1,449,349	0.5
	Portugal: 0.5%
2,981,260 (1)	Banco Comercial Portugues SA - Class R	1,040,910	0.4
34,981	Mota-Engil SGPS SA	151,391	0.1
56,765	Sonae SGPS SA	56,837	0.0
		1,249,138	0.5
	Singapore: 0.6%
59,000	China Sunsine Chemical Holdings Ltd.	17,890	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore (continued)
29,800	CSE Global Ltd.	$9,223	0.0
403,600	Frasers Logistics & Commercial Trust	292,362	0.1
30,600	Frasers Property Ltd.	17,893	0.0
553,000 (1)	IGG, Inc.	230,530	0.1
1,710,000	Keppel Pacific Oak US REIT	232,406	0.1
114,100	Pacific Century Regional Developments Ltd.	27,584	0.0
52,600	Samudera Shipping Line Ltd.	34,922	0.0
18,700	Sarine Technologies Ltd.	3,767	0.0
196,500	Sembcorp Industries Ltd.	767,937	0.3
83,600	Sing Holdings Ltd.	20,210	0.0
19,950	Sing Investments & Finance Ltd.	14,176	0.0
31,892	Tai Sin Electric Ltd.	9,112	0.0
53,000	Tiong Woon Corp. Holding Ltd.	19,025	0.0
		1,697,037	0.6
	South Africa: 0.9%
99,298	Harmony Gold Mining Co. Ltd., ADR	850,984	0.3
102,043	Investec PLC - ZAR	654,453	0.3
8,994	JOYY, Inc., ADR	293,384	0.1
46,729	Momentum Metropolitan Holdings	51,170	0.0
51,144	Mr Price Group Ltd.	475,265	0.2
		2,325,256	0.9
	South Korea: 3.5%
1,452	Advanced Process Systems Corp.	36,376	0.0
5,628	AfreecaTV Co. Ltd.	455,540	0.2
18,335 (1)	Agabang&Co.	67,259	0.0
1,307	AK Holdings, Inc.	14,305	0.0
2	ASIA Holdings Co. Ltd.	342	0.0
4,710	Asia Paper Manufacturing Co. Ltd.	28,933	0.0
16,487	Atinum Investment Co. Ltd.	33,373	0.0
4,646	Baiksan Co. Ltd.	46,126	0.0
857	Binggrae Co. Ltd.	44,124	0.0
13,919	Byucksan Corp.	22,567	0.0
20,400	Classys, Inc.	555,191	0.2
2,763	Com2uSCorp	79,312	0.0
2,725	Cuckoo Holdings Co. Ltd.	38,569	0.0
33,171	Dae Hyun Co. Ltd.	46,144	0.0
6,145	Daewon San Up Co. Ltd.	29,211	0.0
2,978	Daihan Pharmaceutical Co. Ltd.	61,150	0.0
5,611	Dentium Co. Ltd.	523,499	0.2
11,558	DGB Financial Group, Inc.	70,600	0.0
4,561	DMS Co. Ltd.	20,741	0.0
1,584	Dongwon F&B Co. Ltd.	44,468	0.0
1,516	DoubleUGames Co. Ltd.	47,850	0.0
2,267	DY POWER Corp.	21,381	0.0
8,077	Eusu Holdings Co. Ltd.	32,859	0.0
1,300	Fursys, Inc.	35,443	0.0
3,062	Gabia, Inc.	39,312	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
23,067	H.PIO Co. Ltd.	$64,834	0.0
2,042	Hanmi Pharm Co. Ltd.	465,174	0.2
4,414	Hanyang Securities Co. Ltd.	33,769	0.0
6,080	HD Hyundai Electric Co. Ltd.	1,072,601	0.4
3,456 (1)	Hyundai Livart Furniture Co. Ltd.	18,993	0.0
4,254	Hyundai Motor Securities Co. Ltd.	27,324	0.0
2,040	IDIS Holdings Co. Ltd.	15,129	0.0
8,332	Iljin Holdings Co. Ltd.	25,783	0.0
28,970	JB Financial Group Co. Ltd.	277,963	0.1
4,964 (1)	Jin Air Co. Ltd.	49,950	0.0
1,918	JS Corp.	26,078	0.0
4,796	KC Tech Co. Ltd./New	125,744	0.1
3,015	Kolon Corp.	35,678	0.0
38,154	Korea Asset In Trust Co. Ltd.	84,880	0.1
396	KPX Chemical Co. Ltd.	13,004	0.0
9,359 (1)	Kumho Tire Co., Inc.	47,389	0.0
3,470	LEADCORP, Inc.	13,457	0.0
2,827	LEENO Industrial, Inc.	503,701	0.2
73	LF Corp.	813	0.0
7,130	LOT Vacuum Co. Ltd.	101,819	0.1
9,174	LOTTE Fine Chemical Co. Ltd.	297,768	0.1
3,276	LOTTE Himart Co. Ltd.	22,761	0.0
1,941	LX Hausys Ltd.	60,351	0.0
2,831	Maeil Dairies Co. Ltd.	83,134	0.1
2,191	Mcnex Co. Ltd.	40,303	0.0
2,411	MegaStudy Co. Ltd.	19,416	0.0
4,025	NeoPharm Co. Ltd.	75,415	0.0
613 (1)	NEOWIZ HOLDINGS Corp.	8,701	0.0
2,214	NICE Holdings Co. Ltd.	19,671	0.0
599	Nice Information & Telecommunication, Inc.	9,708	0.0
13,277	NICE Information Service Co. Ltd.	101,433	0.1
1,014	NongShim Co. Ltd.	291,160	0.1
6,191	NOROO Paint & Coatings Co. Ltd.	42,160	0.0
3,140	PHA Co. Ltd.	25,449	0.0
7,376	Poongsan Corp.	344,659	0.1
3,975	POONGSAN Corp.	87,361	0.1
3,023	Rayence Co. Ltd.	18,770	0.0
9,090 (1)	Refine Co. Ltd.	69,217	0.0
87,913 (4)	S&C Engine Group Ltd.	—	—
8,006	Sam Young Electronics Co. Ltd.	63,323	0.0
3,844	Sambo Corrugated Board Co. Ltd.	29,111	0.0
976	Samchully Co. Ltd.	64,812	0.0
2,982	Sammok S-Form Co. Ltd.	42,440	0.0
24,535 (1)	Samsung Engineering Co. Ltd.	465,167	0.2
1,134	Samyang Holdings Corp.	57,089	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
5,759	SeAH Besteel Holdings Corp.	$92,094	0.1
144	SeAH Holdings Corp.	11,522	0.0
232	SeAH Steel Holdings Corp.	38,759	0.0
14,101	Sebang Co. Ltd.	122,583	0.1
3,541	Segyung Hitech Co. Ltd.	24,476	0.0
1,306	Seoul City Gas Co. Ltd.	53,876	0.0
8,661	Seoyon Co. Ltd.	58,186	0.0
22,652	Shinsung Tongsang Co. Ltd.	29,802	0.0
1,735	SJ Group Co. Ltd.	8,866	0.0
2,085	SK Discovery Co. Ltd.	68,386	0.0
3,242	SL Corp.	78,172	0.0
10,720	SNT Dynamics Co. Ltd.	122,627	0.1
22,624 (1)	SOLUM Co. Ltd.	426,227	0.2
1,330	Spigen Korea Co. Ltd.	29,200	0.0
9,828	STIC Investments, Inc.	61,497	0.0
126	Taekwang Industrial Co. Ltd.	60,821	0.0
2,484 (1)	Thinkware Systems Corp.	27,717	0.0
24,076	Tongyang Life Insurance Co. Ltd.	92,345	0.1
2,315	Ubiquoss, Inc.	28,543	0.0
5,491	Uju Electronics Co. Ltd.	79,474	0.1
1,445	Unid Co. Ltd.	100,033	0.1
4,222	WiSoL Co. Ltd.	27,113	0.0
10,985	Youngone Corp.	303,987	0.1
		9,684,443	3.5
	Spain: 3.6%
51,632	Acerinox SA	556,264	0.2
59,157	ACS Actividades de Construccion y Servicios SA	2,369,267	0.9
787,943	Banco de Sabadell SA	1,505,134	0.5
165,770	Bankinter SA	1,310,275	0.5
20,424	Cia de Distribucion Integral Logista Holdings SA	555,522	0.2
45,870	Indra Sistemas SA	876,890	0.3
14,498	Laboratorios Farmaceuticos Rovi SA	1,301,109	0.5
164,711	Mapfre SA	397,377	0.1
19,294 (1)	Melia Hotels International SA	150,037	0.1
78,167	Merlin Properties Socimi SA	879,314	0.3
7,389	Naturhouse Health SAU	13,169	0.0
		9,914,358	3.6
	Sweden: 2.3%
27,826	AFRY AB	437,111	0.2
10,943	Alleima AB	68,015	0.0
17,284	Alligo AB - Class B	201,736	0.1
65,620	Arjo AB - Class B	275,407	0.1
20,239 (2)	Avanza Bank Holding AB	433,722	0.2
16,067	Axfood AB	415,645	0.2
96	Beijer Alma AB	1,817	0.0
14,518	Betsson AB - Class B	160,473	0.1
17,650	BioGaia AB - Class B	187,947	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
102,505	Bredband2 i Skandinavien AB	$17,896	0.0
4,973	Bufab AB	151,273	0.1
2 (1)	Careium AB	5	0.0
1,849	Cellavision AB	37,537	0.0
3,712	Clas Ohlson AB - Class B	44,798	0.0
6,300	Doro AB	11,433	0.0
23,332	Electrolux Professional AB - Class B	150,653	0.1
1,265	Ependion AB	12,466	0.0
11,403	Fagerhult Group AB	73,171	0.0
5,708	Fasadgruppen Group AB	35,583	0.0
2,964	G5 Entertainment AB	32,136	0.0
10,656	Heba Fastighets AB - Class B	31,474	0.0
13,083	Hemnet Group AB	340,010	0.1
5,626	Inwido AB	69,292	0.0
4,657	Lagercrantz Group AB - Class B	68,334	0.0
13,535	Lindab International AB	271,895	0.1
12,809	Loomis AB	327,357	0.1
274	Micro Systemation AB - Class B	1,267	0.0
8,468	Mycronic AB	294,720	0.1
29,917	NCC AB - Class B	363,861	0.1
53,476 (1)	Neobo Fastigheter AB	76,520	0.0
166,960 (1)	Net Insight AB - Class B	79,538	0.0
33,254	Nordic Paper Holding AB	166,354	0.1
25,710	Ratos AB - Class B	89,235	0.1
5,165 (1)	RaySearch Laboratories AB	56,522	0.0
8,136	Scandi Standard AB	56,625	0.0
3,204	Solid Forsakring AB	20,991	0.0
3,729	Systemair AB	25,378	0.0
14,592 (1)	Tobii Dynavox AB	72,126	0.0
15,702	Trelleborg AB - Class B	553,377	0.2
1,623	VBG Group AB - Class B	56,796	0.0
2,565	Volati AB	23,880	0.0
56,989	Wihlborgs Fastigheter AB	477,319	0.2
10,370	Zinzino AB - Class B	69,350	0.0
		6,341,045	2.3
	Switzerland: 5.3%
34,449	Accelleron Industries AG	1,339,335	0.5
9,664	Adecco Group AG	338,071	0.1
360	ALSO Holding AG	88,674	0.0
53,827 (1)	Aryzta AG	101,907	0.1
1,506 (1)	Basilea Pharmaceutica AG, Reg	64,636	0.0
518	Belimo Holding AG	239,672	0.1
7,542	BKW AG	1,119,519	0.4
955	Bucher Industries AG, Reg	366,963	0.1
158	Burckhardt Compression Holding AG	100,634	0.0
558	Burkhalter Holding AG	61,187	0.0
86	Cie Financiere Tradition SA - Class BR	13,565	0.0
2,007	Comet Holding AG, Reg	633,311	0.2
2,523	Flughafen Zurich AG, Reg	505,107	0.2
140	Forbo Holding AG, Reg	161,699	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
9,136 (3)	Galenica AG	$699,071	0.3
663	Huber + Suhner AG, Reg	52,742	0.0
203	Inficon Holding AG	282,251	0.1
336	Kardex Holding AG	88,900	0.0
7,152 (1)	Kudelski SA - Class BR	11,126	0.0
4,303	Landis+Gyr Group AG	318,353	0.1
25	LEM Holding SA	42,589	0.0
30,746	Logitech International SA	2,393,798	0.9
5,322	Meier Tobler Group AG	178,317	0.1
17	Metall Zug AG, Reg	23,487	0.0
1,707	Mikron Holding AG, Reg	33,239	0.0
3,607 (1)(2)	On Holding AG - Class A	114,522	0.1
47 (1)	Phoenix Mecano AG	25,258	0.0
7,205	PSP Swiss Property AG, Reg	890,692	0.3
789	Siegfried Holding AG, Reg	753,955	0.3
6,644	Sulzer AG, Reg	804,722	0.3
3,413	Swissquote Group Holding SA, Reg	923,129	0.3
663	Tecan Group AG, Reg	233,897	0.1
21,165	Temenos AG	1,316,620	0.5
732	u-blox Holding AG	67,716	0.0
117	Vaudoise Assurances Holding SA	56,899	0.0
684	VZ Holding AG	78,883	0.0
397	Ypsomed Holding AG	141,507	0.1
		14,665,953	5.3
	Taiwan: 1.7%
16,000	Alltop Technology Co. Ltd.	108,083	0.0
122,000	AmTRAN Technology Co. Ltd.	57,038	0.0
15,000	ASROCK, Inc.	103,165	0.0
28,000 (1)	Azurewave Technologies, Inc.	37,668	0.0
15,000	Bon Fame Co. Ltd.	46,473	0.0
1,421	ChipMOS Technologies, Inc., ADR	39,632	0.0
62,000	CviLux Corp.	82,472	0.0
50,000	Darfon Electronics Corp.	96,687	0.0
18,000	DingZing Advanced Materials, Inc.	109,034	0.1
54,000	Ennoconn Corp.	540,010	0.2
71,000	Everlight Electronics Co. Ltd.	137,141	0.1
70,000	FocalTech Systems Co. Ltd.	180,332	0.1
31,000	Foxsemicon Integrated Technology, Inc.	285,953	0.1
30,000	FSP Technology, Inc.	56,753	0.0
30,000	Getac Holdings Corp.	96,179	0.0
15,000	Global Lighting Technologies, Inc.	28,703	0.0
26,000	Global Mixed Mode Technology, Inc.	229,003	0.1
18,000	ITE Technology, Inc.	91,474	0.0
3,000	Keystone Microtech Corp.	27,233	0.0
70,670	Kindom Development Co. Ltd.	122,059	0.1
20,000	Lida Holdings Ltd.	18,666	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
12,080	Mega Union Technology, Inc.	$132,874	0.1
36,000	Merry Electronics Co. Ltd.	133,100	0.1
21,000	Munsin Garment Corp.	39,341	0.0
31,000	Nova Technology Corp./ Taiwan	192,745	0.1
60,000	Orient Semiconductor Electronics Ltd.	116,323	0.1
27,000	Pixart Imaging, Inc.	130,308	0.1
10,000	Raydium Semiconductor Corp.	130,359	0.1
50,000	Rechi Precision Co. Ltd.	42,495	0.0
19,000	Rich Honour International Designs Co. Ltd.	36,373	0.0
16,000	Sentelic Corp.	48,735	0.0
5,000	Sinmag Equipment Corp.	23,794	0.0
69,000	Sinon Corp.	85,893	0.0
36,000	Sitronix Technology Corp.	307,454	0.1
16,000	Sunrex Technology Corp.	30,168	0.0
30,000	Sunspring Metal Corp.	26,819	0.0
45,000	Syscom Computer Engineering Co.	80,608	0.0
40,000	Systex Corp.	152,935	0.1
18,000	TaiSol Electronics Co. Ltd.	40,644	0.0
7,000	Tofu Restaurant Co. Ltd.	61,590	0.0
103,000	Ubright Optronics Corp.	181,624	0.1
10,255	Userjoy Technology Co. Ltd.	25,400	0.0
23,000	Utechzone Co. Ltd.	63,540	0.0
19,000	Weblink International, Inc.	36,754	0.0
		4,613,634	1.7
	Thailand: 0.2%
109,600	After You PCL	27,104	0.0
1,285,800	BTS Rail Mass Transit Growth Infrastructure Fund - Class F	123,515	0.1
196,900	Namyong Terminal PCL	23,286	0.0
93,600	Pruksa Holding PCL	29,217	0.0
215,800	Ratchaphruek Hospital PCL	35,520	0.0
56,900	Regional Container Lines PCL	31,626	0.0
171,700	Rojana Industrial Park PCL	35,722	0.0
105,400	Supalai PCL	56,168	0.0
17,700	Thai Stanley Electric PCL	103,497	0.1
39,300	Zen Corp. Group PCL	8,271	0.0
		473,926	0.2
	Turkey: 0.2%
30,113 (1)	Eldorado Gold Corp.	429,170	0.2

	United Arab Emirates: 0.1%
25,561	Agthia Group PJSC	39,738	0.0
25,524	Commercial Bank of Dubai PSC	45,518	0.0
166,088 (1)	Gulf Marine Services PLC	45,243	0.0
33,881	Ras Al Khaimah Ceramics	25,460	0.0
27,455 (1)	Yalla Group Ltd., ADR	129,038	0.1
		284,997	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: 9.4%
15,340	4imprint Group PLC	$1,185,598	0.4
3,244 (1)	accesso Technology Group PLC	26,753	0.0
12,301	AG Barr PLC	87,572	0.0
12,352	AJ Bell PLC	49,930	0.0
4,660	Anglo-Eastern Plantations PLC	41,343	0.0
9,959	Animalcare Group PLC	28,871	0.0
131,226	Balfour Beatty PLC	595,106	0.2
75,089	Beazley PLC	621,268	0.2
14,642	Berkeley Group Holdings PLC	859,859	0.3
6,697	Breedon Group PLC	30,092	0.0
106,358	British Land Co. PLC	512,873	0.2
10,920	Bytes Technology Group PLC	66,419	0.0
7,956	Cerillion PLC	156,336	0.1
5,100	Chesnara PLC	16,059	0.0
57,280	CLS Holdings PLC	58,978	0.0
1,328	Cohort PLC	12,412	0.0
25,150	Computacenter PLC	806,320	0.3
3,021	Concentric AB	52,304	0.0
166,239 (3)	ConvaTec Group PLC	517,220	0.2
76,177	Costain Group PLC	79,195	0.0
22,477	CVS Group PLC	274,963	0.1
120,649 (1)	Darktrace PLC	900,625	0.3
3,814	Domino’s Pizza Group PLC	15,461	0.0
23,027	dotdigital group PLC	26,903	0.0
280,206	Dowlais Group PLC	284,794	0.1
65,560	Drax Group PLC	424,347	0.2
24,124	Dunelm Group PLC	303,908	0.1
2,897 (1)	Eagle Eye Solutions Group PLC	17,376	0.0
188,909	easyJet PLC	1,265,319	0.5
9,755	FDM Group Holdings PLC	42,114	0.0
2,731	Foresight Group Holdings Ltd.	15,083	0.0
721	Fuller Smith & Turner PLC - Class A	5,442	0.0
1,030	Games Workshop Group PLC	127,302	0.1
85,471 (1)	Gem Diamonds Ltd.	9,633	0.0
1,510	Gooch & Housego PLC	10,378	0.0
98,862	Harbour Energy PLC	353,281	0.1
992	Hargreaves Services PLC	7,090	0.0
13,311	Hill & Smith PLC	312,438	0.1
21,934	IMI PLC	477,781	0.2
64,060	Inchcape PLC	638,479	0.2
27,372	Intermediate Capital Group PLC	713,420	0.3
75,967	International Personal Finance PLC	98,721	0.0
128,320	Investec PLC - GBP	812,814	0.3
9,137 (1)	J D Wetherspoon PLC	82,717	0.0
92,933	JET2 PLC	1,661,883	0.6
5,458	Johnson Matthey PLC	119,760	0.0
112,851	Just Group PLC	145,122	0.1
18,667	Knights Group Holdings PLC	30,206	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
34,339	Liontrust Asset Management PLC	$289,630	0.1
243,215	LondonMetric Property PLC	593,665	0.2
24,278	Macfarlane Group PLC	43,988	0.0
220,814	Man Group PLC/Jersey	708,128	0.3
361,915	Marks & Spencer Group PLC	1,153,037	0.4
31,691	Mears Group PLC	143,350	0.1
27,649	Mitie Group PLC	40,422	0.0
211,045	Moneysupermarket.com Group PLC	565,429	0.2
5,425	Morgan Sindall Group PLC	152,961	0.1
14,527	Ninety One PLC	30,214	0.0
20,178	Nomad Foods Ltd.	364,415	0.1
18,017	Norcros PLC	41,649	0.0
88,638	OSB Group PLC	453,888	0.2
30,578	Oxford Metrics PLC	41,647	0.0
40,963	Pagegroup PLC	227,632	0.1
350,714	Pan African Resources PLC	106,053	0.0
77,708	Paragon Banking Group PLC	693,007	0.3
78,325 (1)	Playtech PLC	518,715	0.2
27,585	Polar Capital Holdings PLC	186,856	0.1
1,874	PPHE Hotel Group Ltd.	34,656	0.0
119,309	QinetiQ Group PLC	509,173	0.2
2,983	Robert Walters PLC	14,835	0.0
79,042 (1)	S4 Capital PLC	48,336	0.0
41,412	Safestore Holdings PLC	399,122	0.2
315,232	Serco Group PLC	721,620	0.3
23,666	Serica Energy PLC	54,800	0.0
69,803	Severfield PLC	58,962	0.0
9,754	Spectris PLC	403,455	0.2
226,119	Speedy Hire PLC	78,124	0.0
85,075	Spirent Communications PLC	205,650	0.1
40,308	SThree PLC	213,006	0.1
53,688	Sylvania Platinum Ltd.	47,631	0.0
273,572	Taylor Wimpey PLC	448,281	0.2
1,133 (2)	TORM PLC - USD - Class A	39,009	0.0
205,918	Tritax Big Box REIT PLC	388,945	0.1
42,718	Vesuvius PLC	255,058	0.1
25,786	Victorian Plumbing Group PLC	24,810	0.0
17,951	Weir Group PLC	458,061	0.2
24,027	Wickes Group PLC	43,713	0.0
41,751	XPS Pensions Group PLC	138,799	0.1
		25,922,600	9.4
	United States: 1.1%
22,704	Civeo Corp.	527,187	0.2
4,417 (1)	Gravity Co. Ltd., ADR	288,430	0.1
70,698 (1)	IMAX Corp.	1,131,875	0.4
18,871	Navigator Holdings Ltd.	283,442	0.1
45,054	Reliance Worldwide Corp. Ltd.	147,882	0.1
41,554 (1)	Riskified Ltd. - Class A	214,003	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of April 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
9,552	Sims Ltd.	$73,209	0.0
44,856 (1)	Zymeworks, Inc.	384,865	0.1
		3,050,893	1.1
	Total Common Stock (Cost $249,241,367)	268,600,839	97.8

EXCHANGE-TRADED FUNDS: 0.9%
18,997	iShares MSCI EAFE Small-Cap ETF	1,162,047	0.4
26,631	Vanguard FTSE Developed Markets ETF	1,290,538	0.5
		2,452,585	0.9
	Total Exchange-Traded Funds (Cost $2,458,536)	2,452,585	0.9

PREFERRED STOCK: 0.2%
	Brazil: 0.0%
33,100	Bradespar SA	127,680	0.0

	Germany: 0.2%
185	Einhell Germany AG	31,826	0.0
7,769	Fuchs Petrolub SE	362,807	0.2
88	KSB SE & Co. KGaA	57,427	0.0
8,138	Schaeffler AG	47,621	0.0
182	STO SE & Co. KGaA	31,257	0.0
1,268	Villeroy & Boch AG	23,140	0.0
		554,078	0.2
	South Africa: 0.0%
776	Absa Bank Ltd.	29,768	0.0
	Total Preferred Stock (Cost $687,968)	711,526	0.2
	Total Long-Term Investments (Cost $252,387,871)	271,764,950	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Repurchase Agreements: 0.9%
555,286 (5)	Barclays Capital Inc., Repurchase Agreement dated 04/30/2024, 5.310%, due 05/01/2024 (Repurchase Amount $555,367, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $566,392, due 02/15/27-11/15/42)	555,286	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (5)	Bethesda Securities LLC, Repurchase Agreement dated 04/30/2024, 5.380%, due 05/01/2024 (Repurchase Amount $1,000,147, collateralized by various U.S. Government Agency Obligations, 2.500%-5.881%, Market Value plus accrued interest $1,020,000, due 10/01/27-01/01/57)	$1,000,000	0.4
1,000,000 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 04/30/2024, 5.350%, due 05/01/2024 (Repurchase Amount $1,000,147, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 05/07/24-05/01/54)	1,000,000	0.3
	Total Repurchase Agreements (Cost $2,555,286)	2,555,286	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.5%
1,226,339 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.180% (Cost $1,226,339)	$1,226,339	0.5
	Total Short-Term Investments (Cost $3,781,625)	3,781,625	1.4
	Total Investments in Securities (Cost $256,169,496)	$275,546,575	100.3
	Liabilities in Excess of Other Assets	(853,834)	(0.3)
	Net Assets	$274,692,741	100.0

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund
as of April 30, 2024 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of April 30, 2024.

Sector Diversification	Percentage of Net Assets
Industrials	25.5%
Information Technology	14.7
Financials	11.6
Consumer Discretionary	9.6
Materials	9.6
Health Care	7.0
Energy	5.2
Real Estate	4.6
Communication Services	4.2
Consumer Staples	3.5
Utilities	2.5
Exchange-Traded Funds	0.9
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund
as of April 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$803,809	$11,300,006	$—	$12,103,815
Austria	123,439	216,714	—	340,153
Belgium	961,800	101,479	—	1,063,279
Bermuda	494,857	490,349	—	985,206
Brazil	308,229	—	—	308,229
Burkina Faso	540,583	—	—	540,583
Canada	25,712,615	—	—	25,712,615
Chile	631,529	—	—	631,529
China	908,010	1,024,215	—	1,932,225
Colombia	134,976	—	—	134,976
Denmark	1,075,177	8,681,046	—	9,756,223
Egypt	20,709	37,275	—	57,984
Finland	47,502	1,914,415	—	1,961,917
France	1,111,257	19,012,157	—	20,123,414
Germany	219,572	14,956,695	—	15,176,267
Greece	220,719	96,144	—	316,863
Hong Kong	850,765	839,647	3,692	1,694,104
India	162,001	370,233	—	532,234
Indonesia	95,198	11,058	—	106,256
Ireland	869,150	2,267,100	—	3,136,250
Israel	1,164,886	—	—	1,164,886
Italy	336,560	16,736,300	—	17,072,860
Japan	436,023	58,127,093	—	58,563,116
Jordan	—	2,260,134	—	2,260,134
Liechtenstein	—	87,407	—	87,407
Macao	—	650,196	—	650,196
Malaysia	57,470	447,028	—	504,498
Mexico	151,230	—	—	151,230
Netherlands	1,431	6,584,512	—	6,585,943
New Zealand	119,456	—	—	119,456
Norway	871,231	1,756,709	—	2,627,940
Philippines	97,252	—	—	97,252
Poland	175,703	1,273,646	—	1,449,349
Portugal	—	1,249,138	—	1,249,138
Singapore	93,874	1,603,163	—	1,697,037
South Africa	2,325,256	—	—	2,325,256
South Korea	367,851	9,316,592	—	9,684,443
Spain	13,169	9,901,189	—	9,914,358
Sweden	441,141	5,899,904	—	6,341,045
Switzerland	503,290	14,162,663	—	14,665,953
Taiwan	157,975	4,455,659	—	4,613,634
Thailand	167,306	306,620	—	473,926
Turkey	429,170	—	—	429,170
United Arab Emirates	284,997	—	—	284,997
United Kingdom	4,173,165	21,749,435	—	25,922,600
United States	2,829,802	221,091	—	3,050,893
Total Common Stock	50,490,135	218,107,012	3,692	268,600,839
Exchange-Traded Funds	2,452,585	—	—	2,452,585
Preferred Stock	212,414	499,112	—	711,526
Short-Term Investments	1,226,339	2,555,286	—	3,781,625
Total Investments, at fair value	$54,381,473	$221,161,410	$3,692	$275,546,575

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund
as of April 30, 2024 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2024
Other Financial Instruments+
Forward Foreign Currency Contracts	—	73	—	73
Total Assets	$54,381,473	$221,161,483	$3,692	$275,546,648

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At April 30, 2024, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Small Cap Fund:

Currency	Purchased	Currency	Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,559	SEK	115,561	The Bank of New York Mellon	05/02/24	$73
						$73

Currency Abbreviations:

SEK	—	Swedish Krona
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$73
Total Asset Derivatives		$73

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$(8,168)
Total	$(8,168)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$73
$73

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund
as of April 30, 2024 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2024:

	The Bank of New York Mellon	Total
Assets:
Forward foreign currency contracts	$73	$73
Total Assets	$73	$73
Liabilities:
Total Liabilities	$—	$–
Net OTC derivative instruments by
counterparty, at fair value	$73	$73
Total collateral pledged by the
Fund/(Received from counterparty)	$—	$–
Net Exposure(1)	$73	$73

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $258,916,112.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$36,079,800
Gross Unrealized Depreciation	(18,981,135)
Net Unrealized Appreciation	$17,098,665

See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 16, 2023, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global Bond Fund, Voya Global High Dividend Low Volatility Fund, Voya Global Perspectives® Fund and Voya Multi-Manager International Small Cap Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent /Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, Acadian Asset Management LLC and Victory Capital Management Inc., the respective sub-advisers to each Fund (the “Sub-Advisers”), for an additional one-year period ending November 30, 2024.

In addition to the Board meeting on November 16, 2023, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 9, 2023 and November 14, 2023. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.

The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was determined to not be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Advisers to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. In addition, the Board considered the Voya Global Bond Fund’s investment performance compared to an additional performance peer group that is approved by the Board due to the investment structure or strategy of the Fund.

With respect to the Voya Multi-Manager International Small Cap Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers as a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Funds do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers with respect to sub-advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Advisers.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund/ both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager. The Board did not request profitability data from the Sub-Advisers, which are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Advisers’ potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2023, November 14, 2023, and/or November 16, 2023 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2023. In addition, the Board also considered at its October 9, 2023, November 14, 2023, and/or November 16, 2023 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Global Bond Fund

In considering whether to approve the renewal of the Contracts for Voya Global Bond Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date and ten-year periods, the third quintile for the three-year and five-year periods, and the fourth quintile for the one-year period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

of the one-year and five-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the second quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the second quintile of net expense ratios of the funds in its Selected Peer Group.

Voya Global High Dividend Low Volatility Fund

In considering whether to approve the renewal of the Contracts for Voya Global High Dividend Low Volatility Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the third quintile of its Morningstar category for the one-year and ten-year periods, the fourth quintile for the three-year and five-year periods, and the fifth quintile for the year-to-date period; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the one-year and five-year periods, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of stock selection on the Fund’s performance; and (2) the competitiveness of the Fund’s performance during certain periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.

Voya Global Perspectives® Fund

In considering whether to approve the renewal of the Contracts for Voya Global Perspectives® Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date period, the third quintile for the ten-year period, the fourth quintile for the one-year and five-year periods, and the fifth quintile for the three-year period; and (2) the Fund underperformed its primary benchmark for all periods presented.

In analyzing this performance data, the Board took into account management’s representations regarding: (1) the competitiveness of the Fund’s performance during certain periods; and (2) the recent changes to the Fund’s portfolio management team.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fifth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the fourth quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding its belief that the Fund’s pricing is competitive.

Voya Multi-Manager International Small Cap Fund

In considering whether to approve the renewal of the Contracts for Voya Multi-Manager International Small Cap Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the first quintile of its Morningstar category for the three-year, five-year and ten-year periods, the second quintile for the year-to-date period, and the third quintile for the one-year period; and (2) the Fund outperformed its primary benchmark for all periods presented.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fifth quintile of net expense ratios of the funds in its Selected Peer Group.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2024.

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	167703 (0424)

Semi-Annual Report

April 30, 2024

Classes A, C, I, R, and W

 ■     Voya Multi-Manager Emerging Markets Equity Fund

 ■     Voya Multi-Manager International Equity Fund

 ■     Voya Multi-Manager International Factors Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Shareholder Expense Examples	1
Statements of Assets and Liabilities	2
Statements of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	7
Notes to Financial Statements	9
Portfolios of Investments	22
Advisory and Sub-Advisory Contract Approval Discussion	49

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements.
Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	November 1,	April 30,	Expense	April 30,	November 1,	April 30,	Expense	April 30,
	2023	2024	Ratio	2024*	2023	2024	Ratio	2024*
Voya Multi-Manager Emerging Markets Equity Fund
Class A	$1,000.00	$1,153.80	1.51%	$8.09	$1,000.00	$1,017.35	1.51%	$7.57
Class C	1,000.00	1,149.50	2.26	12.08	1,000.00	1,013.63	2.26	11.31
Class I	1,000.00	1,155.80	1.16	6.22	1,000.00	1,019.10	1.16	5.82
Class R	1,000.00	1,152.20	1.76	9.42	1,000.00	1,016.11	1.76	8.82
Class W	1,000.00	1,155.70	1.26	6.75	1,000.00	1,018.60	1.26	6.32
...
Voya Multi-Manager International Equity Fund
Class I	$1,000.00	$1,161.00	0.89%	$4.78	$1,000.00	$1,020.44	0.89%	$4.47
...
Voya Multi-Manager International Factors Fund
Class I	$1,000.00	$1,166.70	0.72%	$3.88	$1,000.00	$1,021.28	0.72%	$3.62
Class W	1,000.00	1,166.10	0.72	3.88	1,000.00	1,021.28	0.72	3.62

*	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

1

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2024 (unaudited)

	Voya Multi-	Voya Multi-	Voya Multi-
	Manager	Manager	Manager
	Emerging Markets	International	International
	Equity Fund	Equity Fund	Factors Fund
ASSETS:
Investments in securities at fair value+*	$223,457,800	$362,710,689	$228,761,587
Short-term investments at fair value†	2,948,313	7,822,906	1,332,293
Cash	47,527	5,030,007	317
Cash collateral for futures contracts	21,807	–	83,972
Foreign currencies at value‡	88,460	136,346	389,206
Receivables:
Investment securities and currencies sold	127,465	367,732	218,766
Fund shares sold	888,784	201,953	175,810
Dividends	447,232	1,607,808	1,450,006
Interest	22	12,494	–
Foreign tax reclaims	38,039	1,088,472	1,157,226
Unrealized appreciation on forward foreign currency contracts	65	487	–
Prepaid expenses	40,639	16,473	13,143
Reimbursement due from Investment Adviser	36,933	6,986	18,507
Other assets	12,772	17,265	13,881
Total assets	228,155,858	379,019,618	233,614,714

LIABILITIES:
Payable for investment securities and currencies purchased	374,591	473,373	665,601
Payable for fund shares redeemed	929,521	1,255,784	854,371
Payable upon receipt of securities loaned	1,244,779	–	–
Variation margin payable on futures contracts	9,295	–	32,760
Payable for investment management fees	187,018	245,778	153,770
Payable for distribution and shareholder service fees	3,336	–	–
Payable to trustees under the deferred compensation plan (Note 6)	12,772	17,265	13,881
Payable for trustee fees	600	764	829
Payable for foreign capital gains tax	429,799	116,860	–
Other accrued expenses and liabilities	280,374	111,560	442,005
Total liabilities	3,472,085	2,221,384	2,163,217
NET ASSETS	$224,683,773	$376,798,234	$231,451,497

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$298,875,524	$375,545,306	$237,487,457
Total distributable earnings (loss)	(74,191,751)	1,252,928	(6,035,960)
NET ASSETS	$224,683,773	$376,798,234	$231,451,497

+ Including securities loaned at value	$1,190,484	$—	$—
* Cost of investments in securities	$224,513,327	$341,117,975	$212,666,885
† Cost of short-term investments	$2,948,313	$7,822,906	$1,332,293
‡ Cost of foreign currencies	$90,188	$196,910	$444,547

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2024 (unaudited) (continued)

	Voya Multi-	Voya Multi-	Voya Multi-
	Manager	Manager	Manager
	Emerging Markets	International	International
	Equity Fund	Equity Fund	Factors Fund
Class A
Net assets	$15,487,348	n/a	n/a
Shares authorized	unlimited	n/a	n/a
Par value	—	n/a	n/a
Shares outstanding	1,590,320	n/a	n/a
Net asset value and redemption price per share†	$9.74	n/a	n/a
Maximum offering price per share (5.75%)(1)	$10.33	n/a	n/a
Class C
Net assets	$115,752	n/a	n/a
Shares authorized	unlimited	n/a	n/a
Par value	—	n/a	n/a
Shares outstanding	11,889	n/a	n/a
Net asset value and redemption price per share†	$9.74	n/a	n/a
Class I
Net assets	$183,013,146	$376,798,234	$229,770,076
Shares authorized	unlimited	unlimited	unlimited
Par value	—	—	—
Shares outstanding	18,697,373	37,253,044	24,658,470
Net asset value and redemption price per share	$9.79	$10.11	$9.32
Class R
Net assets	$64,310	n/a	n/a
Shares authorized	unlimited	n/a	n/a
Par value	—	n/a	n/a
Shares outstanding	6,582	n/a	n/a
Net asset value and redemption price per share	$9.77	n/a	n/a
Class W
Net assets	$26,003,217	n/a	$1,681,421
Shares authorized	unlimited	n/a	unlimited
Par value	—	n/a	—
Shares outstanding	2,663,390	n/a	180,528
Net asset value and redemption price per share	$9.76	n/a	$9.31

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the six months ended April 30, 2024 (unaudited)

	Voya Multi-	Voya Multi-	Voya Multi-
	Manager	Manager	Manager
	Emerging Markets	International	International
	Equity Fund	Equity Fund	Factors Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,957,558	$4,396,540	$4,975,621
Interest	1,129	69,919	2,630
Securities lending income, net	21,783	931	3,355
Other	563	662	764
Total investment income	2,981,033	4,468,052	4,982,370
EXPENSES:
Investment management fees	1,194,068	1,291,927	1,071,738
Distribution and shareholder service fees:
Class A	19,142	—	—
Class C	594	—	—
Class R	154	—	—
Transfer agent fees:
Class A	22,698	—	—
Class C	177	—	—
Class I	11,733	455	1,641
Class R	91	—	—
Class W	33,127	—	16,784
Shareholder reporting expense	14,399	1,092	5,460
Registration fees	46,198	21,882	27,702
Professional fees	70,860	38,360	33,670
Custody and accounting expense	134,145	59,290	94,650
Trustee fees	2,999	3,822	4,144
Licensing fee (Note 7)	9,221	—	22,750
Miscellaneous expense	32,949	14,133	24,088
Interest expense	20,762	337	21,619
Total expenses	1,613,317	1,431,298	1,324,246
Waived and reimbursed fees	(188,876)	(72,575)	(139,584)
Brokerage commission recapture	—	(434)	—
Net expenses	1,424,441	1,358,289	1,184,662
Net investment income	1,556,592	3,109,763	3,797,708
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(805,099)	1,617,589	26,024,624
Forward foreign currency contracts	(16,983)	15,118	(34,752)
Foreign currency related transactions	(124,858)	(42,400)	(43,804)
Futures	105,336	—	195,884
Net realized gain (loss)	(841,604)	1,590,307	26,141,952
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	33,757,928	36,926,670	21,118,783
Forward foreign currency contracts	65	487	(258)
Foreign currency related transactions	(34,745)	(5,645)	37,153
Futures	40,267	—	(24,691)
Net change in unrealized appreciation (depreciation)	33,763,515	36,921,512	21,130,987
Net realized and unrealized gain	32,921,911	38,511,819	47,272,939
Increase in net assets resulting from operations	$34,478,503	$41,621,582	$51,070,647

* Foreign taxes withheld	$324,214	$438,346	$505,761
^ Foreign capital gains taxes withheld	$303,761	$—	$—
# Change in foreign capital gains taxes accrued	$164,113	$56,110	$6,298

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Multi- Manager		Voya Multi- Manager
	Emerging Markets Equity Fund		International Equity Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	April 30, 2024	October 31,	April 30, 2024	October 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$1,556,592	$6,070,695	$3,109,763	$4,586,718
Net realized gain (loss)	(841,604)	(27,404,824)	1,590,307	(1,848,399)
Net change in unrealized appreciation (depreciation)	33,763,515	66,557,536	36,921,512	40,155,089
Increase in net assets resulting from operations	34,478,503	45,223,407	41,621,582	42,893,408
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(256,991)	(620,322)	—	—
Class C	(900)	(6,606)	—	—
Class I	(4,275,258)	(6,445,593)	(5,245,491)	(3,784,036)
Class P(1)	—	(5,179,457)	—	—
Class P3(2)(3)	—	(431,555)	—	(232,895)
Class R	(907)	(1,914)	—	—
Class W	(276,266)	(1,633,948)	—	—
Total distributions	(4,810,322)	(14,319,395)	(5,245,491)	(4,016,931)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	47,256,727	184,430,594	111,039,005	92,527,235
Reinvestment of distributions	4,799,025	14,293,629	5,245,491	4,014,435
	52,055,752	198,724,223	116,284,496	96,541,670
Cost of shares redeemed	(78,013,098)	(342,725,617)	(39,543,427)	(194,337,977)
Net increase (decrease) in net assets resulting from capital share transactions	(25,957,346)	(144,001,394)	76,741,069	(97,796,307)
Net increase (decrease) in net assets	3,710,835	(113,097,382)	113,117,160	(58,919,830)
NET ASSETS:
Beginning of year or period	220,972,938	334,070,320	263,681,074	322,600,904
End of year or period	$224,683,773	$220,972,938	$376,798,234	$263,681,074

(1)	Class P for Voya Multi-Manager Emerging Markets Equity Fund was fully redeemed on close of business March 28, 2023.

(2)	Class P3 for Voya Multi-Manager Emerging Markets Equity Fund was fully redeemed on close of business March 28, 2023.

(3)	Class P3 for Voya Multi-Manager International Equity Fund was fully redeemed on close of business January 10, 2023.

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Multi- Manager
	International Factors Fund
	Six Months
	Ended	Year Ended
	April 30, 2024	October 31,
	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$3,797,708	$9,077,624
Net realized gain (loss)	26,141,952	(2,116,362)
Net change in unrealized appreciation (depreciation)	21,130,987	41,401,805
Increase in net assets resulting from operations	51,070,647	48,363,067
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(12,306,494)	(10,079,517)
Class P3(1)	—	(726,535)
Class W	(595,957)	(1,442,175)
Total distributions	(12,902,451)	(12,248,227)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	50,358,610	112,858,166
Reinvestment of distributions	12,902,451	12,248,227
	63,261,061	125,106,393
Cost of shares redeemed	(168,537,948)	(198,858,325)
Net decrease in net assets resulting from capital share transactions	(105,276,887)	(73,751,932)
Net decrease in net assets	(67,108,691)	(37,637,092)
NET ASSETS:
Beginning of year or period	298,560,188	336,197,280
End of year or period	$231,451,497	$298,560,188

(1)	Class P3 for Voya Multi-Manager International Factors Fund was fully redeemed on close of business January 10, 2023.

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Multi-Manager Emerging Markets Equity Fund
Class A
04-30-24+	8.59	0.05•	1.26	1.31	0.16	—	—	0.16	—	9.74	15.38	1.83	1.51	1.51	1.01	15,487	23
10-31-23	8.00	0.14•	0.81	0.95	0.36	—	—	0.36	—	8.59	11.94	1.76	1.51	1.51	1.52	14,328	85
10-31-22	14.39	0.16•	(4.31)	(4.15)	0.24	2.00	—	2.24	—	8.00	(33.68)	1.69	1.50	1.50	1.60	14,138	53
10-31-21	13.00	0.05•	1.87	1.92	0.09	0.44	—	0.53	—	14.39	14.76	1.64	1.50	1.50	0.36	24,177	59
10-31-20	12.31	0.05	0.88	0.93	0.17	0.07	—	0.24	—	13.00	7.58	1.63	1.50	1.50	0.37	22,843	60
10-31-19	10.64	0.07	1.66	1.73	0.06	—	—	0.06	—	12.31	16.36	1.76	1.57	1.57	0.58	22,672	71
Class C
04-30-24+	8.54	0.01•	1.26	1.27	0.07	—	—	0.07	—	9.74	14.95	2.58	2.26	2.26	0.27	116	23
10-31-23	8.00	0.07•	0.83	0.90	0.36	—	—	0.36	—	8.54	11.23	2.51	2.26	2.26	0.80	108	85
10-31-22	14.26	0.09•	(4.33)	(4.24)	0.02	2.00	—	2.02	—	8.00	(34.24)	2.44	2.25	2.25	0.85	158	53
10-31-21	12.90	(0.05)•	1.85	1.80	—	0.44	—	0.44	—	14.26	13.94	2.39	2.25	2.25	(0.37)	487	59
10-31-20	12.21	(0.06)•	0.87	0.81	0.05	0.07	—	0.12	—	12.90	6.66	2.38	2.25	2.25	(0.52)	542	60
10-31-19	10.56	(0.04)•	1.69	1.65	—	—	—	—	—	12.21	15.63	2.51	2.32	2.32	(0.31)	2,521	71
Class I
04-30-24+	8.65	0.06•	1.27	1.33	0.19	—	—	0.19	—	9.79	15.58	1.29	1.16	1.16	1.35	183,013	23
10-31-23	8.03	0.17•	0.81	0.98	0.36	—	—	0.36	—	8.65	12.31	1.21	1.16	1.16	1.92	192,678	85
10-31-22	14.45	0.20•	(4.32)	(4.12)	0.30	2.00	—	2.30	—	8.03	(33.46)	1.20	1.15	1.15	1.94	148,389	53
10-31-21	13.04	0.12•	1.86	1.98	0.13	0.44	—	0.57	—	14.45	15.23	1.18	1.15	1.15	0.80	245,082	59
10-31-20	12.35	0.10	0.88	0.98	0.22	0.07	—	0.29	—	13.04	7.93	1.18	1.15	1.15	0.72	287,527	60
10-31-19	10.68	0.12	1.66	1.78	0.11	—	—	0.11	—	12.35	16.79	1.30	1.22	1.22	1.01	315,161	71
Class R
04-30-24+	8.61	0.04•	1.26	1.30	0.14	—	—	0.14	—	9.77	15.22	2.08	1.76	1.76	0.80	64	23
10-31-23	8.03	0.12•	0.82	0.94	0.36	—	—	0.36	—	8.61	11.74	2.01	1.76	1.76	1.29	55	85
10-31-22	14.44	0.13•	(4.33)	(4.20)	0.21	2.00	—	2.21	—	8.03	(33.89)	1.94	1.75	1.75	1.30	42	53
10-31-21	12.99	0.02•	1.87	1.89	—	0.44	—	0.44	—	14.44	14.55	1.89	1.75	1.75	0.15	51	59
10-31-20	12.32	0.00*•	0.89	0.89	0.15	0.07	—	0.22	—	12.99	7.20	1.88	1.75	1.75	0.03	22	60
10-31-19	10.66	0.04	1.66	1.70	0.04	—	—	0.04	—	12.32	16.05	2.01	1.82	1.82	0.44	139	71
Class W
04-30-24+	8.61	0.05•	1.28	1.33	0.18	—	—	0.18	—	9.76	15.57	1.58	1.26	1.26	1.13	26,003	23
10-31-23	8.00	0.14•	0.83	0.97	0.36	—	—	0.36	—	8.61	12.22	1.51	1.26	1.26	1.57	13,804	85
10-31-22	14.41	0.19•	(4.32)	(4.13)	0.28	2.00	—	2.28	—	8.00	(33.56)	1.44	1.25	1.25	1.84	37,408	53
10-31-21	13.00	0.10•	1.87	1.97	0.12	0.44	—	0.56	—	14.41	15.15	1.39	1.25	1.25	0.64	65,102	59
10-31-20	12.33	0.08•	0.86	0.94	0.20	0.07	—	0.27	—	13.00	7.67	1.38	1.25	1.25	0.69	33,162	60
10-31-19	10.66	0.10	1.67	1.77	0.10	—	—	0.10	—	12.33	16.70	1.51	1.32	1.32	0.83	61,726	71
Voya Multi-Manager International Equity Fund
Class I
04-30-24+	8.87	0.10•	1.32	1.42	0.18	—	—	0.18	—	10.11	16.10	0.94	0.89	0.89	2.04	376,798	25
10-31-23	8.04	0.14•	0.80	0.94	0.11	—	—	0.11	—	8.87	11.65	0.94	0.90	0.90	1.45	263,681	49
10-31-22	14.24	0.12•	(3.69)	(3.57)	0.20	2.43	—	2.63	—	8.04	(30.30)	0.94	0.93	0.93	1.16	301,161	63
10-31-21	11.35	0.12•	3.31	3.43	0.12	0.42	—	0.54	—	14.24	30.69	0.96	0.96	0.96	0.87	554,017	49
10-31-20	11.47	0.10	0.01	0.11	0.23	—	—	0.23	—	11.35	0.89	0.92	0.92	0.92	0.86	549,329	71
10-31-19	10.98	0.18	0.89	1.07	0.18	0.40	—	0.58	—	11.47	10.53	0.96	0.96	0.96	1.69	592,938	51
Voya Multi-Manager International Factors Fund
Class I
04-30-24+	8.32	0.10•	1.26	1.36	0.36	—	—	0.36	—	9.32	16.67	0.79	0.72	0.72	2.30	229,770	50
10-31-23	7.54	0.23•	0.84	1.07	0.29	—	—	0.29	—	8.32	14.32	0.79	0.71	0.71	2.70	284,741	97
10-31-22	11.30	0.25•	(2.45)	(2.20)	0.46	1.10	—	1.56	—	7.54	(22.48)(4)	0.79	0.73	0.73	2.78	275,219	91

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Multi-Manager International Factors Fund (continued)
Class I (continued)
10-31-21	8.99	0.21•	2.39	2.60	0.29	—	—	0.29	—	11.30	29.27	0.77	0.74	0.74	1.98	394,315	106
10-31-20	9.64	0.19	(0.53)	(0.34)	0.31	—	—	0.31	—	8.99	(3.77)	0.76	0.74	0.74	1.97	396,906	89
10-31-19	9.57	0.26•	0.46	0.72	0.26	0.39	—	0.65	—	9.64	8.25	0.81	0.75	0.75	2.76	403,512	58
Class W
04-30-24+	8.32	0.10•	1.26	1.36	0.37	—	—	0.37	—	9.31	16.61	0.97	0.72	0.72	2.30	1,681	50
10-31-23	7.54	0.22•	0.85	1.07	0.29	—	—	0.29	—	8.32	14.32	0.98	0.71	0.71	2.59	13,819	97
10-31-22	11.29	0.24•	(2.43)	(2.19)	0.46	1.10	—	1.56	—	7.54	(22.41)(4)	0.97	0.73	0.73	2.67	39,234	91
10-31-21	8.99	0.24•	2.35	2.59	0.29	—	—	0.29	—	11.29	29.15	0.95	0.74	0.74	2.21	66,649	106
10-31-20	9.64	0.17•	(0.51)	(0.34)	0.31	—	—	0.31	—	8.99	(3.77)	0.94	0.74	0.74	1.87	30,770	89
10-31-19	9.57	0.26	0.46	0.72	0.26	0.39	—	0.65	—	9.64	8.25	0.99	0.75	0.75	2.77	60,559	58

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Excluding a payment by affiliate in the fiscal year ended October 31, 2022, the total return for Multi-Manager International Factors would have been -22.51% and -22.44% on Classes I and W, respectively.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
●	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (unaudited)

NOTE 1 — ORGANIZATION

Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are nine separate active investment series, three of which are included in this report (each, a “Fund” and collectively, the “Funds”): Voya Multi-Manager Emerging Markets Equity Fund (“Multi-Manager Emerging Markets Equity”), Voya Multi-Manager International Equity Fund (“Multi-Manager International Equity”) and Voya Multi-Manager International Factors Fund (“Multi-Manager International Factors”). Each Fund is a diversified series of the Trust.

Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class R, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees, and transfer agent fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as one of the multiple sub-advisers for Multi-Manager Emerging Markets Equity and Multi-Manager International Factors. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security,

9

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolios of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

10

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors. In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the

11

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of April 30, 2024, the maximum amount of loss that Multi-Manager Emerging Markets and Multi-Manager International Equity would incur if the counterparties to their derivative transactions failed to perform would be $65 and $487, respectively, on open forward foreign currency contracts. No cash collateral was pledged by any counterparty to either Fund as of April 30, 2024.

The Funds have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds Master Agreements.

There were no Funds with liability positions on OTC derivatives at April 30, 2024 nor did any Fund post cash collateral as of April 30, 2024.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Multi-Manager Emerging Markets Equity, Multi-Manager International Equity and Multi-Manager International Factors used forward foreign currency contracts primarily

12

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to protect their non-U.S. dollar denominated holdings from adverse currency movements. During the period ended April 30, 2024, the Funds had an average contract amount on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Multi-Manager Emerging Markets Equity	$—	$24,535
Multi-Manager International Equity	13,919	45,103
Multi-Manager International Factors	236,336	—

Please refer to the tables within the Portfolio of Investments for Multi-Manager Emerging Markets Equity and Multi-Manager International Equity for open forward foreign currency contracts at April 30, 2024. Multi-Manager International Factors did not have any open forward foreign currency contracts at April 30, 2024.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2024, Multi-Manager Emerging Markets Equity and Multi-Manager International Factors had purchased futures contracts on equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended April 30, 2024, Multi-Manager Emerging Markets Equity and Multi-Manager International Factors had an average notional value on futures contracts purchased as disclosed below.

Purchased
Multi-Manager Emerging Markets Equity	$909,167
Multi-Manager International Factors	2,134,503

Please refer to the tables within the Portfolios of Investments for Multi-Manager Emerging Markets Equity and Multi-Manager International Factors for open futures contracts at April 30, 2024.

F. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund declares and pays dividends and capital gain distributions, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

13

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 331∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended April 30, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Multi-Manager Emerging Markets Equity	$53,847,544	$82,151,087
Multi-Manager International Equity	140,415,825	73,676,776
Multi-Manager International Factors	159,911,283	274,673,037

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi- Manager Emerging Markets Equity, Multi-Manager International Equity and Multi-Manager International Factors, may, from time to time, directly manage a portion of each Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

As a Percentage of Average
Fund	Daily Net Assets
Multi-Manager Emerging Markets Equity(1)	Direct Investments 1.10%; Passively Managed Assets 0.70%
Multi-Manager International Equity(2)	0.85%
Multi-Manager International Factors(3)	0.65%

14

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

(1)	The Investment Adviser is contractually obligated to waive 0.020% of the management fee for Multi-Manager Emerging Markets Equity. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)	The Investment Adviser is contractually obligated to waive 0.01% of the management fee for Multi-Manager International Equity. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)	The Investment Adviser is contractually obligated to waive 0.018% of the management fee for Multi-Manager International Factors. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for the various Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):

Fund	Sub-Adviser
Multi-Manager Emerging Markets Equity	Delaware Investments Fund Advisers, Sustainable Growth Advisers, LP and Voya IM*
Multi-Manager International Equity	Baillie Gifford Overseas Limited, Polaris Capital Management, LLC and Wellington Management Company LLP
Multi-Manager International Factors	PanAgora Asset Management, Inc. and Voya IM*

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of a Fund pays the Distributor a Distribution and/

or Service Fee based on average daily net assets at the following annual rates:

	Class A	Class C	Class R
Multi-Manager Emerging Markets Equity	0.25%	1.00%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2024, the Distributor retained the following amounts in sales charges from the following Funds:

Class A
Initial Sales Charges:
Multi-Manager Emerging Markets Equity	$56

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At April 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/Affiliated
Investment Company	Fund	Percentage
Voya Global Diversified Payment Fund	Multi-Manager International Equity	7.60%
	Multi-Manager International Factors	11.30
Voya Global Perspectives® Fund	Multi-Manager Emerging Markets Equity	5.00
Voya Solution 2025 Portfolio	Multi-Manager International Factors	8.54
Voya Solution 2035 Portfolio	Multi-Manager Emerging Markets Equity	7.74
	Multi-Manager International Equity	9.21
	Multi-Manager International Factors	17.47
Voya Solution 2045 Portfolio	Multi-Manager Emerging Markets Equity	9.99
	Multi-Manager International Equity	10.70
	Multi-Manager International Factors	17.43
Voya Solution 2055 Portfolio	Multi-Manager International Factors	6.52

15

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Voya Solution Moderately Aggressive Portfolio	Multi-Manager International Factors	7.08

The Investment Adviser may request that the Funds’ sub-advisers use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture on the Statements of Operations.

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2024, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
Multi-Manager Emerging Markets Equity	$1,514

NOTE 7 — LICENSING FEE

Multi-Manager Emerging Markets Equity and Multi-Manager International Factors pay an annual licensing fee to FTSE International Limited in order to obtain data and permissions necessary to achieve its principal investment strategy.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Fund whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Fund	A	C	I	R	W
Multi-Manager Emerging Markets Equity	1.60%	2.35%	1.35%	1.85%	1.35%
Multi-Manager International Equity	N/A	N/A	0.97%	N/A	N/A
Multi-Manager International Factors	N/A	N/A	0.75%	N/A	0.75%

Pursuant to a side letter agreement, through March 1, 2025, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.

Fund	Class A	Class C	Class I	Class R	Class W
Multi-Manager Emerging Markets Equity	1.50%	2.25%	1.15%	1.75%	1.25%
Multi-Manager International Equity(1),(2)	N/A	N/A	0.90%	N/A	N/A
Multi-Manager International Factors(2)	N/A	N/A	0.73%	N/A	0.73%

(1)	Effective January 1, 2023, a side letter agreement was implemented for Multi-Manager International Equity.

(2)	Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, and with the exception of the non-recoupable management fee waiver for Multi-Manager Emerging Markets Equity, Multi-Manager International Equity and Multi-Manager International Factors, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities. As of April 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:

	April 30,
	2025	2026	2027	Total
Multi-Manager Emerging Markets Equity	$101,361	$258,745	$130,424	$490,530

16

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of April 30, 2024, are as follows:

	April 30,
	2025	2026	2027	Total
Multi-Manager Emerging Markets Equity
Class A	$28,668	$25,933	$30,653	$85,254
Class C	471	212	332	1,015
Class I	10,868	—	11,733	22,601
Class R	50	32	164	246
Class W	75,285	65,503	51,191	191,979

The Expense Limitation Agreement is contractual through March 1, 2025, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective June 12, 2023, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the period ended April 30, 2024:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
Multi-Manager Emerging Markets Equity	21	$5,622,667	6.33%
Multi-Manager International Equity	1	1,915,000	6.33
Multi-Manager International Factors	22	5,588,636	6.33

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Multi-Manager Emerging Markets Equity
Class A
4/30/2024	10,690	—	27,113	(116,063)	—	(78,260)	100,038	—	245,912	(1,094,520)	—	(748,570)
10/31/2023	74,503	—	70,154	(244,302)	—	(99,645)	685,478	—	594,908	(2,203,173)	—	(922,787)
Class C
4/30/2024	533	—	99	(1,401)	—	(769)	4,997	—	900	(13,401)	—	(7,504)
10/31/2023	804	—	779	(8,613)	—	(7,030)	7,208	—	6,606	(75,430)	—	(61,616)
Class I
4/30/2024	3,598,852	—	469,788	(7,652,183)	—	(3,583,543)	34,021,168	—	4,275,075	(73,192,953)	—	(34,896,710)
10/31/2023	12,877,849	—	757,381	(9,839,730)	—	3,795,500	114,602,514	—	6,445,314	(89,208,989)	—	31,838,839
Class P(1)
4/30/2024	—	—	—	—	—	—	—	—	—	—	—	—
10/31/2023	5,512,925	—	580,657	(20,326,734)	—	(14,233,152)	50,131,492	—	5,179,457	(187,152,377)	—	(131,841,428)
Class P3(2)
4/30/2024	—	—	—	—	—	—	—	—	—	—	—	—
10/31/2023	463,009	—	47,528	(2,225,705)	—	(1,715,168)	4,338,346	—	431,555	(20,651,033)	—	(15,881,132)
Class R
4/30/2024	905	—	100	(811)	—	194	8,592	—	907	(7,561)	—	1,938
10/31/2023	1,206	—	225	(304)	—	1,127	10,852	—	1,914	(2,685)	—	10,081

17

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Multi-Manager Emerging Markets Equity (continued)
Class W
4/30/2024	1,410,765	—	30,422	(380,709)	—	1,060,478	13,121,932	—	276,231	(3,704,663)	—	9,693,500
10/31/2023	1,582,833	—	192,674	(4,849,316)	—	(3,073,809)	14,654,704	—	1,633,875	(43,431,930)	—	(27,143,351)
Multi-Manager International Equity
Class I
4/30/2024	10,968,071	—	549,266	(4,000,737)	—	7,516,600	111,039,005	—	5,245,491	(39,543,427)	—	76,741,069

10/31/2023	9,222,500	—	427,310	(17,369,731)	—	(7,719,921)	87,173,526	—	3,781,540	(164,363,561)	—	(73,408,495)
Class P3(3)
4/30/2024	—	—	—	—	—	—	—	—	—	—	—	—
10/31/2023	576,353	—	24,963	(3,135,561)	—	(2,534,245)	5,353,709	—	232,895	(29,974,416)	—	(24,387,812)
Multi-Manager International Factors
Class I
4/30/2024	4,137,291	—	1,401,651	(15,119,721)	—	(9,580,779)	37,510,094	—	12,306,494	(140,475,246)	—	(90,658,658)
10/31/2023	10,696,894	—	1,249,011	(14,221,789)	—	(2,275,884)	92,700,505	—	10,079,517	(122,227,726)	—	(19,447,704)
Class P3(3)
4/30/2024	—	—	—	—	—	—	—	—	—	—	—	—
10/31/2023	668,548	—	86,492	(3,530,816)	—	(2,775,776)	5,613,836	—	726,535	(30,260,047)	—	(23,919,676)
Class W
4/30/2024	1,428,498	—	67,954	(2,977,255)	—	(1,480,803)	12,848,516	—	595,957	(28,062,702)	—	(14,618,229)
10/31/2023	1,645,736	—	178,708	(5,369,125)	—	(3,544,681)	14,543,825	—	1,442,175	(46,370,552)	—	(30,384,552)

(1)	Class P was fully redeemed on close of business March 28, 2023.
(2)	Class P3 was fully redeemed on close of business March 28, 2023.
(3)	Class P3 was fully redeemed on close of business January 10, 2023.

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of April 30, 2024:

18

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Multi-Manager Emerging Markets Equity
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BNP Paribas Prime Brokerage Intl Ltd	$18,837	$(18,837)	$—
Merrill Lynch International	703,465	(703,465)	—
Mizuho Securities USA LLC.	321,028	(321,028)	—

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
UBS AG	$147,154	$(147,154)	$—
Total	$1,190,484	$(1,190,484)	$—

(1)	Cash collateral with a fair value of $1,244,779 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended
	October 31,	Year Ended
	2023	October 31, 2022
	Ordinary	Ordinary	Long-term
	Income	Income	Capital Gains
Multi-Manager Emerging Markets Equity	$14,319,395	$25,785,148	$53,706,086
Multi-Manager International Equity	4,016,931	51,140,911	54,692,799
Multi-Manager International Factors	12,248,227	32,342,195	33,535,838

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of October 31, 2023 were:

	Undistributed	Unrealized				Total
	Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Multi-Manager Emerging Markets Equity	$4,016,049	$(44,976,659)	$(16,406,967)	Short-term	$(265,687)	$(103,859,932)
			(46,226,668)	Long-term
			$(62,633,635)
Multi-Manager International Equity	4,864,606	(24,680,090)	(11,968,491)	Short-term	(396,618)	(35,123,163)
			(2,942,570)	Long-term
			$(14,911,061)
Multi-Manager International Factors	12,332,740	(11,383,083)	(38,790,761)	Short-term	(588,870)	(44,204,156)
			(5,774,182)	Long-term
			$(44,564,943)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of April 30, 2024, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

19

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (unaudited) (continued)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 14 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk.

The Program includes a number of elements that support

the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re- classification, as necessary) of a Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding a Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2023 through December 31, 2023, the Program supported the Funds’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks.

NOTE 15 — MARKET DISRUPTION AND GEOPOLITICAL

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could

20

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (unaudited) (continued)

NOTE 15 — MARKET DISRUPTION AND GEOPOLITICAL (continued)

affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or

NOTE 16 — SUBSEQUENT EVENTS

Fee Changes: Effective close of business May 6, 2024, the expense limit for Class I of Multi-Manager International Equity was reduced to 0.88%. In conjunction, the side letter agreement and the 0.01% management fee waiver were eliminated. In conjunction with the fee changes, Baillie Gifford Overseas Limited was removed as one of the sub-advisers to the Fund. Lastly, Lazard Asset Management LLC and Voya IM were added as additional sub-advisers to the Fund.

Fund Liquidation: Voya Multi-Manager International Factors Fund liquidated close of business May 17, 2024.

foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers

Line of Credit Renewal: Effective June 10, 2024, the funds to which the Credit Agreement is available will enter into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

21

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2024 (unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.8%
	Argentina: 0.2%
19,974	Cresud SACIF y A, ADR	$190,552	0.1
26,433	IRSA Inversiones y Representaciones SA, ADR	251,113	0.1
		441,665	0.2
	Brazil: 7.0%
33,652	Ambev SA	79,000	0.0
62,670	B3 SA - Brasil Bolsa Balcao	129,743	0.1
349,498	Banco Bradesco SA, ADR	943,645	0.4
71,402	Banco Santander Brasil SA, ADR	396,995	0.2
31,102	BB Seguridade Participacoes SA	192,868	0.1
159,492 (1)	BRF SA, ADR	524,729	0.2
5,493	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	86,204	0.0
15,530	Energisa S/A	135,214	0.1
237,702	Itau Unibanco Holding SA, ADR	1,438,097	0.6
44,575	JBS S/A	201,303	0.1
37,581	Klabin SA	166,461	0.1
16,240	Petroleo Brasileiro SA	138,612	0.1
139,864	Petroleo Brasileiro SA - Foreign, ADR	2,373,492	1.0
339,161	Raia Drogasil SA	1,674,708	0.7
32,495	Rumo SA	126,348	0.0
60,676 (1)(2)	Sitios Latinoamerica SAB de CV	18,843	0.0
8,421	Suzano SA	94,806	0.0
16,025	Telefonica Brasil SA	147,301	0.1
86,664	Telefonica Brasil SA, ADR	800,775	0.3
248,669	TIM SA/Brazil	846,680	0.4
197,059	TOTVS SA	1,050,455	0.5
121,520	Vale SA, ADR	1,478,898	0.7
18,382	Vale SA - Foreign	223,907	0.1
82,304	Vibra Energia SA	372,005	0.2
106,030	XP, Inc. - Class A	2,170,434	1.0
		15,811,523	7.0
	Chile: 0.6%
69,961	Cencosud SA	119,882	0.0
28,732	Empresas Copec SA	205,034	0.1
2,726,520	Enel Chile SA	161,879	0.1
18,059 (2)	Sociedad Quimica y Minera de Chile SA, ADR	825,116	0.4
		1,311,911	0.6
	China: 14.9%
390,800	Alibaba Group Holding Ltd.	3,659,086	1.6
9,756 (1)	Baidu, Inc., ADR	1,008,770	0.4
3,538 (1)	BeiGene Ltd., ADR	544,640	0.2
4,500	BYD Co. Ltd. - Class H	123,357	0.1
1,061,000 (3)	CGN Power Co. Ltd. - Class H	355,762	0.2
146,000	China Construction Bank Corp. - Class H	94,461	0.0
625,342	China Mengniu Dairy Co. Ltd.	1,295,382	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
1,037,650	China Petroleum & Chemical Corp. - Class H	$619,375	0.3
27,500	China Shenhua Energy Co. Ltd. - Class H	114,138	0.0
93,000	COSCO SHIPPING Holdings Co. Ltd. - Class H	120,327	0.1
158,800	CSPC Pharmaceutical Group Ltd.	130,396	0.1
20,875 (1)	DiDi Global, Inc., ADR	103,122	0.0
360,849	H World Group Ltd.	1,342,601	0.6
62,200	Haier Smart Home Co. Ltd. - Class H	230,390	0.1
174,000	Hengan International Group Co. Ltd.	584,148	0.3
176,200	Inner Mongolia Yitai Coal Co. Ltd. - Class B	342,449	0.2
90,000 (1)(3)	Innovent Biologics, Inc.	435,687	0.2
33,145 (1)	iQIYI, Inc., ADR	160,753	0.1
79,961	JD.com, Inc. - Class A	1,152,108	0.5
12,800	Kweichow Moutai Co. Ltd. - Class A	3,001,001	1.3
26,480 (1)(3)	Meituan - Class B	361,572	0.2
7,300	NetEase, Inc.	136,836	0.1
353,000	People's Insurance Co. Group of China Ltd. - Class H	115,863	0.0
1,660,000	PetroChina Co. Ltd. - Class H	1,546,691	0.7
154,000	PICC Property & Casualty Co. Ltd. - Class H	191,327	0.1
107,000	Shenzhen International Holdings Ltd.	85,762	0.0
23,457	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	984,901	0.4
318,000	Shougang Fushan Resources Group Ltd.	121,143	0.1
18,602 (1)	Sohu.com Ltd., ADR	214,667	0.1
119,369	Tencent Holdings Ltd.	5,238,294	2.3
512,000	Tingyi Cayman Islands Holding Corp.	565,093	0.2
26,029 (1)	Trip.com Group Ltd., ADR	1,256,160	0.6
98,000 (2)	Tsingtao Brewery Co. Ltd. - Class H	706,227	0.3
1,088,600	Uni-President China Holdings Ltd.	836,346	0.4
25,001	Weibo Corp., ADR	215,509	0.1
10,440	Weibo Corp. - Class A	91,151	0.0
134,200	Wuliangye Yibin Co. Ltd. - Class A	2,775,258	1.2
326,800	Yangzijiang Shipbuilding Holdings Ltd.	419,485	0.2
38,000	Yankuang Energy Group Co. Ltd. - Class H	82,436	0.0
57,223	Yum China Holdings, Inc.	2,142,171	1.0
		33,504,845	14.9
	France: 0.8%
3,687	L'Oreal SA	1,728,664	0.8

See Accompanying Notes to Financial Statements

22

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Germany: 0.6%
5,822	adidas AG	$1,403,006	0.6

	Greece: 0.6%
7,641	GEK Terna Holding Real Estate Construction SA	136,144	0.1
11,206	Hellenic Telecommunications Organization SA	170,238	0.1
13,203	Helleniq Energy Holdings SA	118,359	0.0
4,722	Jumbo SA	147,048	0.1
4,190	Motor Oil Hellas Corinth Refineries SA	121,448	0.0
11,552	Mytilineos SA	468,667	0.2
11,366	OPAP SA	189,346	0.1
		1,351,250	0.6
	Hong Kong: 2.2%
338,795	AIA Group Ltd.	2,481,456	1.1
41,500	Beijing Enterprises Holdings Ltd.	132,864	0.1
1,100,361 (3)	Budweiser Brewing Co. APAC Ltd.	1,530,813	0.7
780,000	Kunlun Energy Co. Ltd.	756,116	0.3
		4,901,249	2.2
	Hungary: 0.3%
56,000	Magyar Telekom Telecommunications PLC	141,232	0.1
27,611	MOL Hungarian Oil & Gas PLC	226,593	0.1
12,519	Richter Gedeon Nyrt	318,796	0.1
		686,621	0.3
	India: 17.7%
1,980	AIA Engineering Ltd.	89,855	0.0
2,410	Alkem Laboratories Ltd.	139,542	0.1
15,621	Ambuja Cements Ltd.	115,806	0.0
38,302	Asian Paints Ltd.	1,317,510	0.6
1,448	Bajaj Auto Ltd.	154,585	0.1
13,076	Bajaj Finance Ltd.	1,084,683	0.5
65,609	Bharat Electronics Ltd.	183,467	0.1
59,958	Bharat Petroleum Corp. Ltd.	436,289	0.2
7,351	Bharti Airtel Ltd.	116,357	0.0
290	Bosch Ltd.	101,959	0.0
1,801	Britannia Industries Ltd.	102,937	0.0
37,863	Castrol India Ltd.	95,367	0.0
13,005	Cipla Ltd./India	217,708	0.1
65,837	Coal India Ltd.	357,952	0.2
2,233	Coforge Ltd.	135,977	0.1
6,331	Colgate-Palmolive India Ltd.	214,251	0.1
9,910	Container Corp. Of India Ltd.	121,724	0.1
12,119	Coromandel International Ltd.	175,226	0.1
4,413	Cummins India Ltd.	172,786	0.1
2,141	Divi's Laboratories Ltd.	102,516	0.0
4,364	Dr Reddy's Laboratories Ltd.	323,842	0.1
3,673	Eicher Motors Ltd.	202,212	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
39,594	Exide Industries Ltd.	$223,988	0.1
106,301	GAIL India Ltd.	265,553	0.1
3,611	Grasim Industries Ltd.	104,117	0.0
5,304	Havells India Ltd.	105,563	0.0
62,676	HCL Technologies Ltd.	1,022,559	0.5
3,770 (3)	HDFC Asset Management Co. Ltd.	175,753	0.1
48,000	HDFC Bank Ltd.	871,708	0.4
65,856	HDFC Bank Ltd., ADR	3,793,306	1.7
6,284	Hero MotoCorp Ltd.	341,046	0.1
48,434	Hindalco Industries Ltd.	372,495	0.2
2,766	Hindustan Aeronautics Ltd.	130,532	0.1
28,413	Hindustan Petroleum Corp. Ltd.	168,538	0.1
14,248	Indian Hotels Co. Ltd.	98,182	0.0
185,064	Indian Oil Corp. Ltd.	373,715	0.2
25,259	Indraprastha Gas Ltd.	141,713	0.1
1,685	Info Edge India Ltd.	121,865	0.1
63,915	Infosys Ltd.	1,079,174	0.5
165,226	Infosys Ltd. - Foreign, ADR	2,760,926	1.2
3,209 (1)(3)	InterGlobe Aviation Ltd.	153,018	0.1
12,791	JSW Steel Ltd.	134,765	0.1
3,717	Larsen & Toubro Ltd.	159,779	0.1
1,484 (3)	LTIMindtree Ltd.	83,350	0.0
6,309	Mahindra & Mahindra Ltd.	162,734	0.1
1,484	Maruti Suzuki India Ltd.	227,674	0.1
14,749	Max Healthcare Institute Ltd.	148,212	0.1
3,986	Mphasis Ltd.	110,089	0.0
139	MRF Ltd.	221,255	0.1
4,725	Nestle India Ltd.	141,833	0.1
56,965	NMDC Ltd.	172,870	0.1
61,303	NTPC Ltd.	266,419	0.1
92,158	Oil & Natural Gas Corp. Ltd.	311,103	0.1
19,933	Oil India Ltd.	147,381	0.1
3,260	Persistent Systems Ltd.	131,143	0.1
84,619	Petronet LNG Ltd.	314,089	0.1
3,444	Phoenix Mills Ltd.	129,891	0.1
2,853	PI Industries Ltd.	124,691	0.1
75,032	Power Grid Corp. of India Ltd.	270,624	0.1
313,560	Reliance Industries Ltd.	11,007,294	4.9
279,398 (1)	Reliance Strategic Investments Ltd.	1,258,171	0.6
1,592	Siemens Ltd.	111,231	0.0
7,918	Sun Pharmaceutical Industries Ltd.	142,248	0.1
2,433	Supreme Industries Ltd.	147,354	0.1
55,754	Tata Consultancy Services Ltd.	2,544,619	1.1
91,819	Tata Consumer Products Ltd.	1,215,892	0.5
22,573	Tata Power Co. Ltd.	121,144	0.1
151,858	Tata Steel Ltd.	299,340	0.1
19,168	Tech Mahindra Ltd.	288,741	0.1
2,598	Titan Co. Ltd.	111,473	0.0
12,697	Torrent Power Ltd.	228,902	0.1
1,907	Trent Ltd.	100,661	0.0
1,349	UltraTech Cement Ltd.	160,888	0.1

See Accompanying Notes to Financial Statements

23

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
55,757	Vedanta Ltd.	$266,109	0.1
19,268	Wipro Ltd.	106,111	0.0
8,204	Zydus Lifesciences Ltd.	93,704	0.0
		39,728,086	17.7
	Indonesia: 1.7%
2,306,300	Astra International Tbk PT	727,765	0.3
3,765,584	Bank Central Asia Tbk PT	2,264,188	1.0
257,300	Bank Mandiri Persero Tbk PT	108,755	0.1
227,400	Bank Rakyat Indonesia Persero Tbk PT	68,835	0.0
932,300	Telkom Indonesia Persero Tbk PT	180,734	0.1
1,527,900	Unilever Indonesia Tbk PT	246,065	0.1
98,300	United Tractors Tbk PT	149,819	0.1
		3,746,161	1.7
	Japan: 0.9%
7,511	Fast Retailing Co. Ltd.	1,963,894	0.9

	Kuwait: 0.0%
76,342	Mobile Telecommunications Co. KSCP	120,651	0.0

	Malaysia: 0.8%
107,700	CELCOMDIGI BHD	93,486	0.0
102,900	CIMB Group Holdings Bhd	142,211	0.1
106,900	Gamuda Bhd	118,940	0.1
87,100	Genting Bhd	82,325	0.0
82,600	MISC Bhd	137,768	0.1
43,100	Petronas Gas Bhd	162,556	0.1
183,000	Sime Darby Bhd	107,136	0.0
86,800	Telekom Malaysia Bhd	112,581	0.0
231,800	Tenaga Nasional Bhd	580,896	0.3
175,287	UEM Sunrise Bhd	39,068	0.0
195,900	YTL Corp. Bhd	126,659	0.1
111,400	YTL Power International Bhd	106,793	0.0
		1,810,419	0.8
	Mexico: 7.1%
171,973	Alfa SAB de CV - Class A	125,887	0.1
27,958 (1)	Alsea SAB de CV	117,017	0.0
58,676	America Movil SAB de CV - Foreign, ADR	1,118,365	0.5
12,314	Arca Continental SAB de CV	119,799	0.1
374,615 (1)	Cemex SAB de CV	296,311	0.1
105,921 (1)	Cemex SAB de CV - Foreign, ADR	837,835	0.4
34,594	Coca-Cola Femsa SAB de CV	342,472	0.1
8,565	Coca-Cola Femsa SAB de CV - Foreign, ADR	849,220	0.4
48,083	Corp Inmobiliaria Vesta SAB de CV	170,290	0.1
15,349	El Puerto de Liverpool SAB de CV - Class C1	122,724	0.1
87,969	Fibra Uno Administracion SA de CV	125,914	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Mexico (continued)
26,591	Fomento Economico Mexicano SAB de CV	$312,745	0.1
43,074	Fomento Economico Mexicano SAB de CV - Foreign, ADR	5,068,087	2.3
14,591	GCC SAB de CV	164,335	0.1
10,258	Gruma SAB de CV - Class B	201,205	0.1
12,456	Grupo Aeroportuario del Centro Norte SAB de CV	137,613	0.1
10,681	Grupo Aeroportuario del Pacifico SAB de CV - Class B	195,130	0.1
5,373	Grupo Aeroportuario del Sureste SAB de CV - Class B	185,020	0.1
21,397	Grupo Bimbo SAB de CV	89,456	0.0
29,003	Grupo Comercial Chedraui SA de CV	213,560	0.1
135,668	Grupo Financiero Banorte SAB de CV - Class O	1,345,692	0.6
35,337 (1)	Grupo Financiero Inbursa SAB de CV - Class O	97,384	0.0
25,273	Grupo Mexico SAB de CV	156,175	0.1
154,189	Grupo Televisa SAB, ADR	450,232	0.2
47,547 (1)	Ollamani SAB	97,171	0.0
69,865	Orbia Advance Corp. SAB de CV	114,357	0.0
49,941	Prologis Property Mexico SA de CV	196,140	0.1
11,623	Promotora y Operadora de Infraestructura SAB de CV	116,422	0.0
692,178	Wal-Mart de Mexico SAB de CV	2,579,897	1.1
		15,946,455	7.1
	Netherlands: 1.0%
21,903	Heineken NV	2,131,595	1.0
15,173	NEPI Rockcastle NV	102,383	0.0
		2,233,978	1.0
	Peru: 0.5%
25,445	Cia de Minas Buenaventura SAA, ADR	440,198	0.2
4,670	Credicorp Ltd.	773,399	0.3
		1,213,597	0.5
	Philippines: 0.2%
462,400	DMCI Holdings, Inc.	88,688	0.0
31,310	International Container Terminal Services, Inc.	179,399	0.1
15,380	Manila Electric Co.	98,241	0.1
		366,328	0.2
	Qatar: 0.2%
34,158	Ooredoo QPSC	93,721	0.0
25,990	Qatar Fuel QSC	103,218	0.1
17,042	Qatar Islamic Bank SAQ	85,583	0.0
76,322	Qatar Navigation QSC	221,404	0.1
		503,926	0.2
	Romania: 0.1%
1,304,485	OMV Petrom SA	193,301	0.1

See Accompanying Notes to Financial Statements

24

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Russia: —%
164,710 (4)	Alrosa PJSC	$—	—
951,000 (1)(4)	Detsky Mir PJSC	—	—
1,037,141 (1)(4)	Gazprom PJSC	—	—
25,468 (4)	Lukoil PJSC	—	—
14,210 (4)	Magnit PJSC	—	—
271,070 (1)(4)	Magnitogorsk Iron & Steel Works PJSC	—	—
117,900 (4)	MMC Norilsk Nickel PJSC	—	—
91,474 (4)	Mobile TeleSystems PJSC	—	—
83,570 (1)(4)	Novolipetsk Steel PJSC	—	—
4,078 (4)	PhosAgro PJSC	—	—
453,015 (4)	Rosneft Oil Co. PJSC	—	—
1,076,340 (4)	Sberbank of Russia PJSC	—	—
16,184 (1)(4)	Severstal PAO	—	—
34,543 (4)	Tatneft PJSC	—	—
		—	—
	Saudi Arabia: 0.9%
34,131	Abdullah Al Othaim Markets Co.	113,163	0.0
2,579	Astra Industrial Group	119,394	0.0
2,425	Bupa Arabia for Cooperative Insurance Co.	155,951	0.1
10,087	Etihad Etisalat Co.	139,851	0.1
36,656	Jarir Marketing Co.	132,128	0.1
4,391	SABIC Agri-Nutrients Co.	135,311	0.1
15,612	Sahara International Petrochemical Co.	142,690	0.1
2,893	Saudi Airlines Catering Co.	97,344	0.0
89,149 (3)	Saudi Arabian Oil Co.	714,325	0.3
3,999	Saudi Aramco Base Oil Co.	161,104	0.1
12,074	Saudi Telecom Co.	121,154	0.0
967	Saudia Dairy & Foodstuff Co.	94,106	0.0
		2,126,521	0.9
	South Africa: 1.4%
8,592	Bid Corp. Ltd.	197,018	0.1
10,672	Bidvest Group Ltd.	139,623	0.1
11,828	Clicks Group Ltd.	183,209	0.1
24,384	Exxaro Resources Ltd.	233,625	0.1
21,932	MTN Group Ltd.	105,551	0.0
46,929	OUTsurance Group Ltd.	101,157	0.0
457,719	Sanlam Ltd.	1,655,744	0.7
17,057	Shoprite Holdings Ltd.	227,580	0.1
13,029	Tiger Brands Ltd.	141,725	0.1
61,396	Woolworths Holdings Ltd./South Africa	196,213	0.1
		3,181,445	1.4
	South Korea: 17.4%
6,514	Cheil Worldwide, Inc.	88,845	0.0
1,432	DB Insurance Co. Ltd.	100,447	0.0
2,770	Doosan Bobcat, Inc.	103,529	0.0
6,978	GS Holdings Corp.	225,611	0.1
4,001	Hana Financial Group, Inc.	168,749	0.1
3,290	Hankook Tire & Technology Co. Ltd.	139,602	0.1
2,119	HD Hyundai Co. Ltd.	102,587	0.0
1,555	Hyundai Glovis Co. Ltd.	203,565	0.1
2,401	Hyundai Mobis Co. Ltd.	392,802	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
1,217	Hyundai Motor Co.	$218,909	0.1
4,028	Hyundai Steel Co.	93,534	0.0
30,203	Kakao Corp.	1,048,916	0.5
3,942	KB Financial Group, Inc.	213,802	0.1
4,926	Kia Corp.	417,344	0.2
3,642	Korea Aerospace Industries Ltd.	135,610	0.1
10,747	Korean Air Lines Co. Ltd.	162,067	0.1
2,913	KT&G Corp.	187,701	0.1
1,367	LG Corp.	77,998	0.0
1,980	LG Electronics, Inc.	131,872	0.1
92,812	LG Uplus Corp.	659,198	0.3
2,193	Lotte Corp.	43,712	0.0
469	Lotte Wellfood Co. Ltd.	45,385	0.0
18,642	NAVER Corp.	2,458,872	1.1
876	POSCO Holdings, Inc.	252,884	0.1
4,466	Samsung C&T Corp.	481,583	0.2
828	Samsung Electro-Mechanics Co. Ltd.	92,358	0.0
159,650	Samsung Electronics Co. Ltd.	8,874,407	3.9
6,019 (1)	Samsung Engineering Co. Ltd.	114,116	0.0
636	Samsung Fire & Marine Insurance Co. Ltd.	142,353	0.1
16,706	Samsung Life Insurance Co. Ltd.	1,052,693	0.5
1,825	Samsung SDS Co. Ltd.	209,655	0.1
21,769	Shinhan Financial Group Co. Ltd.	731,380	0.3
69,582	SK Hynix, Inc.	8,586,814	3.8
146,194 (1)	SK Square Co. Ltd.	8,032,259	3.6
70,190	SK Telecom Co. Ltd.	2,595,753	1.2
1,051	SK, Inc.	125,240	0.1
2,804	S-Oil Corp.	146,396	0.1
14,412	Woori Financial Group, Inc.	147,690	0.1
		39,006,238	17.4
	Taiwan: 15.9%
12,000	Accton Technology Corp.	168,113	0.1
166,000	Acer, Inc.	228,408	0.1
14,471	Advantech Co. Ltd.	168,318	0.1
88,000	ASE Technology Holding Co. Ltd.	395,877	0.2
88,000	Asia Cement Corp.	118,026	0.0
16,000	Asustek Computer, Inc.	209,804	0.1
15,000	Catcher Technology Co. Ltd.	100,195	0.0
75,000	Cheng Shin Rubber Industry Co. Ltd.	108,280	0.0
73,000	Chicony Electronics Co. Ltd.	451,915	0.2
232,000 (1)	China Development Financial Holding Corp.	96,986	0.0
134,000	China Steel Corp.	102,084	0.0
53,000	Chunghwa Telecom Co. Ltd.	201,444	0.1
557,000	Compal Electronics, Inc.	607,553	0.3

See Accompanying Notes to Financial Statements

25

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
166,000	CTBC Financial Holding Co. Ltd.	$173,257	0.1
29,000	Delta Electronics, Inc.	284,006	0.1
11,000	Eclat Textile Co. Ltd.	173,076	0.1
7,000	Elite Material Co. Ltd.	87,156	0.0
141,000	Eva Airways Corp.	153,301	0.1
22,000	Evergreen Marine Corp. Taiwan Ltd.	128,033	0.1
139,000	Far Eastern New Century Corp.	138,658	0.1
35,000	Far EasTone Telecommunications Co. Ltd.	86,815	0.0
23,000	Feng TAY Enterprise Co. Ltd.	114,359	0.0
857,000 (1)(3)	FIT Hon Teng Ltd.	245,717	0.1
69,000	Formosa Chemicals & Fibre Corp.	117,275	0.0
78,000	Formosa Plastics Corp.	163,873	0.1
80,000	Foxconn Technology Co. Ltd.	150,783	0.1
10,000	Gigabyte Technology Co. Ltd.	90,184	0.0
123,000	Hon Hai Precision Industry Co. Ltd.	585,523	0.3
213,000	Inventec Corp.	341,698	0.1
2,700	Largan Precision Co. Ltd.	179,977	0.1
125,000	Lite-On Technology Corp.	378,348	0.2
180,300	MediaTek, Inc.	5,436,258	2.4
51,000	Micro-Star International Co. Ltd.	248,152	0.1
84,000	Nan Ya Plastics Corp.	145,858	0.1
20,000	Novatek Microelectronics Corp.	377,904	0.2
163,000	Pegatron Corp.	486,135	0.2
271,000	Pou Chen Corp.	299,962	0.1
71,000	Powertech Technology, Inc.	378,101	0.2
29,000	Quanta Computer, Inc.	227,599	0.1
13,000	Realtek Semiconductor Corp.	205,077	0.1
40,000	Sino-American Silicon Products, Inc.	238,150	0.1
183,000	SinoPac Financial Holdings Co. Ltd.	123,116	0.1
51,000	Synnex Technology International Corp.	124,657	0.1
53,000	Taiwan Fertilizer Co. Ltd.	106,198	0.0
768,307	Taiwan Semiconductor Manufacturing Co. Ltd.	18,396,165	8.2
6,301	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	865,379	0.4
72,000	Teco Electric and Machinery Co. Ltd.	122,327	0.1
79,000	Uni-President Enterprises Corp.	185,303	0.1
148,000	United Microelectronics Corp.	227,391	0.1
195,000	Wistron Corp.	667,692	0.3

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
34,000	WPG Holdings Ltd.	$91,828	0.0
105,000	Yuanta Financial Holding Co. Ltd.	98,494	0.0
56,000	Zhen Ding Technology Holding Ltd.	198,216	0.1
		35,799,004	15.9
	Thailand: 1.6%
16,700	Advanced Info Service PCL	88,728	0.0
170,800	Bangkok Dusit Medical Services PCL - Foreign - Class F	133,375	0.1
18,200	Bumrungrad Hospital PCL - Foreign	120,124	0.1
1,639,849	CP ALL PCL - Foreign	2,534,408	1.1
45,700	PTT Exploration & Production PCL - Foreign Shares	191,177	0.1
216,500	PTT Oil & Retail Business PCL	108,705	0.1
302,800	PTT PCL - Foreign	274,419	0.1
12,800	Siam Cement PCL - Foreign	85,752	0.0
		3,536,688	1.6
	Turkey: 0.8%
482,665	Akbank TAS	888,389	0.4
11,210	BIM Birlesik Magazalar AS	133,925	0.1
3,919 (1)	D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR	5,683	0.0
28,057	KOC Holding AS	195,876	0.1
12,610 (1)	Turk Hava Yollari AO	126,932	0.0
65,053	Turkcell Iletisim Hizmetleri AS	162,300	0.1
50,992	Turkiye Petrol Rafinerileri AS	308,286	0.1
		1,821,391	0.8
	United Arab Emirates: 0.4%
301,593	Air Arabia PJSC	219,592	0.1
58,091	Aldar Properties PJSC	86,356	0.0
82,720	Emaar Development PJSC	188,281	0.1
160,354	Emaar Properties PJSC	358,438	0.2
		852,667	0.4
	United Kingdom: 1.1%
342,800 (4)	Fix Price Group PLC, GDR	—	—
47,556	Unilever PLC, ADR	2,465,779	1.1
		2,465,779	1.1
	United States: 0.8%
15,165	Micron Technology, Inc.	1,713,038	0.8

	Uruguay: 1.1%
1,721 (1)	MercadoLibre, Inc.	2,510,423	1.1
	Total Common Stock
	(Cost $221,304,766)	221,980,724	98.8

See Accompanying Notes to Financial Statements

26

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
PREFERRED STOCK: 0.7%
	Brazil: 0.6%
25,009	Bradespar SA	$96,470	0.1
129,416	Cia Energetica de Minas Gerais	242,004	0.1
54,540	Cia Paranaense de Energia	95,266	0.0
42,313	Gerdau SA	148,552	0.1
277,540	Itausa SA	510,974	0.2
29,885	Petroleo Brasileiro SA	241,262	0.1
		1,334,528	0.6
	Chile: 0.1%
2,551	Sociedad Quimica y Minera de Chile SA	116,516	0.1
	Russia: —%
378 (4)	AK Transneft PJSC OAO	—	—
863,754 (4)	Surgutneftegas PJSC	—	—
217 (4)	Transneft PJSC	—	—
		—	—
	Total Preferred Stock
	(Cost $3,208,561)	1,451,044	0.7

WARRANTS: 0.0%
	United States: 0.0%
38,283 (1)	IRSA Inversiones y Representaciones SA	26,032	0.0
	Total Warrants
	(Cost $–)	26,032	0.0
	Total Long-Term Investments
	(Cost $224,513,327)	223,457,800	99.5

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 0.5%
244,779 (5)	Barclays Capital Inc., Repurchase Agreement dated 04/30/2024, 5.310%, due 05/01/2024 (Repurchase Amount $244,815, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $249,675, due 02/15/27-11/15/42)	244,779	0.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 04/30/2024, 5.350%, due 05/01/2024 (Repurchase Amount $1,000,147, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $1,020,000, due 05/07/24-05/01/54)	$1,000,000	0.4
	Total Repurchase Agreements
	(Cost $1,244,779)	1,244,779	0.5

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.8%
1,444,534 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.180%	1,444,534	0.7
259,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220%	259,000	0.1
	Total Mutual Funds
	(Cost $1,703,534)	1,703,534	0.8
	Total Short-Term Investments
	(Cost $2,948,313)	2,948,313	1.3
	Total Investments in Securities
	(Cost $227,461,640)	$226,406,113	100.8
	Liabilities in Excess of Other Assets	(1,722,340)	(0.8)
	Net Assets	$224,683,773	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of April 30, 2024.

See Accompanying Notes to Financial Statements

27

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2024 (unaudited) (continued)

Percentage
Sector Diversification	of Net Assets
Information Technology	27.4%
Consumer Staples	16.1
Financials	11.8
Consumer Discretionary	9.7
Energy	9.6
Communication Services	8.6
Industrials	7.2
Materials	4.7
Utilities	2.0
Health Care	1.7
Real Estate	0.7
Warrants	0.0
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

28

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2024 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Signiﬁcant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2024
Asset Table
Investments, at fair value
Common Stock
Argentina	$441,665	$—	$—	$441,665
Brazil	15,811,523	—	—	15,811,523
Chile	1,311,911	—	—	1,311,911
China	4,425,729	29,079,116	—	33,504,845
France	—	1,728,664	—	1,728,664
Germany	—	1,403,006	—	1,403,006
Greece	457,842	893,408	—	1,351,250
Hong Kong	—	4,901,249	—	4,901,249
Hungary	545,389	141,232	—	686,621
India	6,554,232	33,173,854	—	39,728,086
Indonesia	—	3,746,161	—	3,746,161
Japan	—	1,963,894	—	1,963,894
Kuwait	—	120,651	—	120,651
Malaysia	1,112,741	697,678	—	1,810,419
Mexico	15,946,455	—	—	15,946,455
Netherlands	102,383	2,131,595	—	2,233,978
Peru	1,213,597	—	—	1,213,597
Philippines	366,328	—	—	366,328
Qatar	196,939	306,987	—	503,926
Romania	193,301	—	—	193,301
Russia	—	—	—	—
Saudi Arabia	389,908	1,736,613	—	2,126,521
South Africa	922,771	2,258,674	—	3,181,445
South Korea	—	39,006,238	—	39,006,238
Taiwan	993,412	34,805,592	—	35,799,004
Thailand	—	3,536,688	—	3,536,688
Turkey	799,077	1,022,314	—	1,821,391
United Arab Emirates	633,075	219,592	—	852,667
United Kingdom	2,465,779	—	—	2,465,779
United States	1,713,038	—	—	1,713,038
Uruguay	2,510,423	—	—	2,510,423
Total Common Stock	59,107,518	162,873,206	—	221,980,724
Preferred Stock	1,451,044	—	—	1,451,044
Warrants	26,032	—	—	26,032
Short-Term Investments	1,703,534	1,244,779	—	2,948,313
Total Investments, at fair value	$62,288,128	$164,117,985	$—	$226,406,113
Other Financial Instruments+
Forward Foreign Currency Contracts	—	65	—	65
Total Assets	$62,288,128	$164,118,050	$—	$226,406,178
Liabilities Table
Other Financial Instruments+
Futures	$(510)	$—	$—	$(510)
Total Liabilities	$(510)	$—	$—	$(510)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

29

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2024 (unaudited) (continued)

At April 30, 2024, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	19,542	EUR	18,251	The Bank of New York Mellon	05/02/24	$65
						$65

At April 30, 2024, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
MSCI Emerging Markets Index	13	06/21/24	$677,300	$(510)
			$677,300	$(510)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$65
Total Asset Derivatives		$65
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$510
Total Liability Derivatives		$510

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$105,336	$105,336
Foreign exchange contracts	(16,983)	—	(16,983)
Total	$(16,983)	$105,336	$88,353

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$40,267	$40,267
Foreign exchange contracts	65	—	65
Total	$65	$40,267	$40,332

See Accompanying Notes to Financial Statements

30

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2024 (unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2024:

	The Bank
	of New York
	Mellon	Total
Assets:
Forward foreign currency contracts	$65	$65
Total Assets	$65	$65
Liabilities:
Total Liabilities	$—	$–
Net OTC derivative instruments by counterparty, at fair value	$65	$65
Total collateral pledged by the Fund/(Received from counterparty)	$—	$–
Net Exposure(1)	$65	$65

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $237,469,454.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$33,159,194
Gross Unrealized Depreciation	(44,208,225)
Net Unrealized Depreciation	$(11,049,031)

See Accompanying Notes to Financial Statements

31

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS
as of april 30, 2024 (unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 95.2%
	Australia: 0.2%
24,005	BHP Group Ltd. - Class DI	$658,362	0.2

	Austria: 0.7%
80,295	Mondi PLC MNP	1,531,095	0.4
65,269	Mondi PLC QX	1,238,846	0.3
		2,769,941	0.7
	Belgium: 0.8%
20,024	Anheuser-Busch InBev SA	1,196,912	0.3
8,588	D'ieteren Group	1,852,628	0.5
		3,049,540	0.8
	Brazil: 0.8%
263,910	B3 SA - Brasil Bolsa Balcao	546,361	0.1
78,992	Localiza Rent a Car SA	746,777	0.2
123,856	Raia Drogasil SA	611,576	0.2
49,587	XP, Inc. - Class A	1,015,046	0.3
		2,919,760	0.8
	Canada: 8.2%
18,428	Cameco Corp.	840,782	0.2
34,352	Canadian Pacific Kansas City Ltd.	2,694,959	0.7
31,551	Canadian Tire Corp. Ltd. - Class A	3,047,955	0.8
96,310	Cenovus Energy, Inc.	1,978,460	0.5
683	Constellation Software, Inc.	1,758,430	0.5
60,900	Magna International, Inc.	2,910,849	0.8
59,400	Methanex Corp.	2,844,331	0.7
87,700	Open Text Corp.	3,096,718	0.8
25,103	RB Global, Inc.	1,796,132	0.5
26,485	Royal Bank of Canada	2,562,407	0.7
22,300 (1)	Shopify, Inc. - CAD - Class A	1,565,609	0.4
19,276 (1)	Shopify, Inc. - USD - Class A	1,353,175	0.4
10,863	TFI International, Inc.	1,414,680	0.4
51,321	Toronto-Dominion Bank	3,044,627	0.8
		30,909,114	8.2
	Chile: 1.7%
68,500	Antofagasta PLC	1,879,072	0.5
382,432	Lundin Mining Corp.	4,367,001	1.2
		6,246,073	1.7
	China: 2.5%
61,440	Alibaba Group Holding Ltd.	575,267	0.2
33,500	BYD Co. Ltd. - Class H	918,322	0.3
16,700	Contemporary Amperex Technology Co. Ltd. - Class A	467,076	0.1
101,284	ENN Energy Holdings Ltd.	862,980	0.2
54,229	KE Holdings, Inc., ADR	819,942	0.2
109,500	Ping An Insurance Group Co. of China Ltd. - Class H	496,263	0.1
78,400	Proya Cosmetics Co. Ltd. - Class A	1,182,809	0.3
89,999	Tencent Holdings Ltd.	3,949,444	1.1
		9,272,103	2.5
	Denmark: 1.0%
4,335	DSV A/S	615,871	0.2

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Denmark (continued)
24,487	Novo Nordisk A/S - Class B	$3,140,269	0.8
		3,756,140	1.0
	France: 10.1%
5,655	Air Liquide SA	1,105,999	0.3
14,248	Airbus SE	2,344,623	0.6
71,209	AXA SA	2,460,388	0.7
36,690	BNP Paribas SA	2,640,285	0.7
26,268	Bureau Veritas SA	766,124	0.2
6,764	Capgemini SE	1,421,667	0.4
82,492	Cie Generale des Etablissements Michelin SCA	3,169,236	0.8
825	Hermes International	1,975,045	0.5
26,626	IPSOS	1,781,751	0.5
3,354	L'Oreal SA	1,572,536	0.4
1,575	LVMH Moet Hennessy Louis Vuitton SE	1,293,764	0.3
8,256	Pernod Ricard SA	1,248,656	0.3
35,100	Publicis Groupe SA	3,873,178	1.0
7,052	Remy Cointreau SA	669,022	0.2
42,899	Renault SA	2,124,933	0.6
2,898 (1)	SOITEC	283,374	0.1
25,700	Teleperformance	2,328,030	0.6
43,600	TotalEnergies SE	3,165,309	0.8
58,773 (1)	Vallourec SA	1,011,881	0.3
25,268	Vinci SA	2,960,809	0.8
		38,196,610	10.1
	Germany: 8.5%
11,314	adidas AG	2,726,487	0.7
79,100	Daimler Truck Holding AG	3,567,116	1.0
214,254	Deutsche Telekom AG, Reg	4,907,617	1.3
66,900 (1)	flatexDEGIRO AG	874,073	0.2
13,112	Hannover Rueck SE	3,252,358	0.9
73,292	Infineon Technologies AG	2,543,458	0.7
3,678	Linde PLC DE	1,621,865	0.4
7,705	Merck KGaA	1,224,339	0.3
7,349	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,232,158	0.9
9,538	Nemetschek SE	842,867	0.2
53,639	RWE AG	1,868,545	0.5
13,751	SAP SE	2,482,981	0.7
14,771	Siemens AG, Reg	2,767,109	0.7
		31,910,973	8.5
	Hong Kong: 1.2%
185,200	AIA Group Ltd.	1,356,471	0.4
51,700	Hong Kong Exchanges & Clearing Ltd.	1,642,738	0.4
99,500	Techtronic Industries Co. Ltd.	1,375,021	0.4
		4,374,230	1.2
	India: 1.7%
149,826	Axis Bank Ltd.	2,091,286	0.6
18,921	HDFC Bank Ltd.	343,617	0.1
36,264	Larsen & Toubro Ltd.	1,558,842	0.4
65,037	Reliance Industries Ltd.	2,283,076	0.6

See Accompanying Notes to Financial Statements

32

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS
as of april 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
9,681 (1)	Reliance Strategic Investments Ltd.	$43,595	0.0
		6,320,416	1.7
	Indonesia: 0.3%
2,008,300	Bank Central Asia Tbk PT	1,207,560	0.3

	Ireland: 1.5%
41,726	Experian PLC	1,682,970	0.5
565,428 (1)	Greencore Group PLC	924,942	0.2
73,621	Smurfit Kappa Group PLC	3,189,970	0.8
		5,797,882	1.5
	Israel: 0.3%
4,428 (1)	CyberArk Software Ltd.	1,059,399	0.3

	Italy: 2.1%
190,600	Eni SpA	3,061,363	0.8
3,314	Ferrari NV	1,362,967	0.4
5,562	Ryanair Holdings PLC, ADR	757,544	0.2
371,980 (1)	Saipem SpA	853,595	0.2
137,907 (1)	TREVI - Finanziaria Industriale SpA	54,087	0.0
52,802	UniCredit SpA	1,938,067	0.5
		8,027,623	2.1
	Japan: 13.2%
58,900	Bandai Namco Holdings, Inc.	1,100,557	0.3
7,600	Cosmos Pharmaceutical Corp.	701,138	0.2
147,200	Daicel Corp.	1,367,208	0.4
47,000	Dai-ichi Life Holdings, Inc.	1,088,569	0.3
27,200	Daito Trust Construction Co. Ltd.	2,915,687	0.8
5,500	Fast Retailing Co. Ltd.	1,438,080	0.4
122,209	ITOCHU Corp.	5,513,431	1.5
105,800	KDDI Corp.	2,935,823	0.8
7,546	Keyence Corp.	3,318,503	0.9
174,600	Marubeni Corp.	3,110,737	0.8
292,500	Mitsubishi UFJ Financial Group, Inc.	2,913,697	0.8
53,700	Murata Manufacturing Co. Ltd.	981,216	0.2
109,800	Nippon Paint Holdings Co. Ltd.	702,832	0.2
81,000	Olympus Corp.	1,128,307	0.3
57,800	Recruit Holdings Co. Ltd.	2,489,293	0.6
5,500	Shimano, Inc.	893,822	0.2
37,400	Shiseido Co. Ltd.	1,001,133	0.3
3,400	SMC Corp.	1,786,247	0.5
69,200	Sony Group Corp.	5,719,475	1.5
43,000	Sumitomo Mitsui Trust Holdings, Inc.	904,068	0.2
46,500	Sysmex Corp.	743,552	0.2
94,500	T&D Holdings, Inc.	1,541,988	0.4
118,200	Takeda Pharmaceutical Co. Ltd.	3,106,541	0.8
5,600	Tokyo Electron Ltd.	1,228,337	0.3
31,500	Unicharm Corp.	935,964	0.2
157,500	Z Holdings Corp.	378,415	0.1
		49,944,620	13.2

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Mexico: 0.2%
5,406	Fomento Economico Mexicano SAB de CV - Foreign, ADR	$636,070	0.2

	Netherlands: 5.5%
856 (1)(2)	Adyen NV	1,025,489	0.3
6,808	ASML Holding NV	5,929,862	1.6
21,806	EXOR NV	2,380,685	0.6
6,261	IMCD NV	944,627	0.2
101,000	Koninklijke Ahold Delhaize NV	3,065,777	0.8
35,159	Prosus NV	1,176,420	0.3
105,054	Shell PLC - EUR	3,753,985	1.0
6,759	Topicus.com, Inc.	550,824	0.1
13,872	Wolters Kluwer NV	2,076,730	0.6
		20,904,399	5.5
	New Zealand: 0.1%
7,444 (1)	Xero Ltd.	577,938	0.1

	Norway: 2.3%
158,899	DNB Bank ASA	2,769,476	0.7
183,465	SpareBank 1 SR-Bank ASA	2,221,492	0.6
79,476	Sparebanken Vest	914,205	0.3
97,347	Yara International ASA	2,774,891	0.7
		8,680,064	2.3
	Portugal: 0.4%
66,271	Jeronimo Martins SGPS SA	1,363,312	0.4

	Puerto Rico: 0.8%
34,066	Popular, Inc.	2,895,269	0.8

	Russia: —%
1,561,600 (3)	Alrosa PJSC	—	—

	Singapore: 1.4%
233,738	United Overseas Bank Ltd.	5,186,834	1.4

	South Korea: 5.8%
15,700	F&F Co. Ltd.	743,187	0.2
37,721	Kia Corp.	3,195,822	0.8
44,600	LG Electronics, Inc.	2,970,454	0.8
135,729	Samsung Electronics Co. Ltd.	7,544,719	2.0
95,300	Shinhan Financial Group Co. Ltd.	3,201,823	0.9
33,100	SK Hynix, Inc.	4,084,728	1.1
		21,740,733	5.8
	Spain: 0.5%
167,167	Iberdrola SA	2,049,734	0.5

	Sweden: 3.7%
28,359	Assa Abloy AB - Class B	749,285	0.2
149,291	Atlas Copco AB - Class A	2,614,994	0.7
56,524	Duni AB	524,187	0.1
52,054	Epiroc AB - Class B	862,846	0.2
81,470	Investor AB - Class B	1,995,425	0.5
54,013	Loomis AB	1,380,398	0.4
147,400	SKF AB - Class B	3,030,259	0.8
10,356 (1)	Spotify Technology SA	2,904,237	0.8
		14,061,631	3.7

See Accompanying Notes to Financial Statements

33

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS
as of april 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Switzerland: 2.9%
9,901	Cie Financiere Richemont SA	$1,368,586	0.4
2,787	Lonza Group AG	1,538,406	0.4
63,168	Novartis AG, Reg	6,130,932	1.6
1,302	Partners Group Holding AG	1,675,109	0.4
5,853 (1)	Sandoz Group AG	198,925	0.1
		10,911,958	2.9
	Taiwan: 2.1%
219,331	Taiwan Semiconductor Manufacturing Co. Ltd.	5,251,611	1.4
20,034	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,751,469	0.7
		8,003,080	2.1
	Thailand: 0.7%
497,970	Kasikornbank PCL - Foreign	1,748,023	0.5
22,500	Kasikornbank PCL - NVDR	78,982	0.0
271,000	Tisco Financial Group PCL	710,293	0.2
		2,537,298	0.7
	United Kingdom: 11.3%
73,114	Anglo American PLC	2,389,175	0.6
28,748	Ashtead Group PLC	2,087,442	0.5
25,293	AstraZeneca PLC	3,825,531	1.0
201,743 (2)	Auto Trader Group PLC	1,749,003	0.5
165,050	BAE Systems PLC	2,745,141	0.7
87,307	Bellway PLC	2,743,683	0.7
22,281	Bunzl PLC	854,425	0.2
27,855	Burberry Group PLC	398,566	0.1
9,512	Games Workshop Group PLC	1,175,625	0.3
66,493	GSK PLC	1,379,522	0.4
61,359	Hargreaves Lansdown PLC	620,052	0.2
346,072	HSBC Holdings PLC	2,999,729	0.8
190,019	Inchcape PLC	1,893,900	0.5
14,345	Intertek Group PLC	882,883	0.2
24,460	London Stock Exchange Group PLC	2,696,467	0.7
25,400	Next PLC	2,848,805	0.8
52,000	Nomad Foods Ltd.	939,120	0.2
18,844	Reckitt Benckiser Group PLC	1,053,509	0.3
155,476	Rightmove PLC	995,947	0.3
31,619	Rio Tinto PLC	2,139,361	0.6
166,980 (1)(2)	Trainline PLC	622,610	0.2
74,614	Unilever PLC	3,859,833	1.0
45,625	Weir Group PLC	1,164,228	0.3
71,330 (1)	Wise PLC - Class A	685,512	0.2
		42,750,069	11.3
	United States: 2.2%
1,805 (1)	ARM Holdings PLC, ADR	182,684	0.1
28,600 (1)	Jazz Pharmaceuticals PLC	3,167,450	0.8
7,705	Linde PLC US	3,397,597	0.9
1,050 (1)	Mettler-Toledo International, Inc.	1,291,185	0.3
7,400	Tecnoglass, Inc.	411,070	0.1
		8,449,986	2.2

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Uruguay: 0.5%
1,183 (1)	MercadoLibre, Inc.	$1,725,642	0.5
	Total Common Stock (Cost $336,665,948)	358,894,363	95.2

EXCHANGE-TRADED FUNDS: 0.7%
47,736	iShares MSCI ACWI ex U.S. ETF	2,486,568	0.7
	Total Exchange-Traded Funds (Cost $2,437,251)	2,486,568	0.7

PREFERRED STOCK: 0.3%
	Germany: 0.3%
4,448	Sartorius AG	1,329,758	0.3
	Total Preferred Stock (Cost $2,014,776)	1,329,758	0.3

WARRANTS: —%
	Canada: —%
794 (1)(3)	Constellation Software, Inc.	—	—
	Total Warrants (Cost $–)	—	—
	Total Long-Term Investments (Cost $341,117,975)	362,710,689	96.2

SHORT-TERM INVESTMENTS: 2.1%
	Mutual Funds: 2.1%
7,822,906 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.180% (Cost $7,822,906)	$7,822,906	2.1
	Total Short-Term Investments (Cost $7,822,906)	7,822,906	2.1
	Total Investments in Securities (Cost $348,940,881)	$370,533,595	98.3
	Assets in Excess of Other Liabilities	6,264,639	1.7
	Net Assets	$376,798,234	100.0
ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Rate shown is the 7-day yield as of April 30, 2024.

See Accompanying Notes to Financial Statements

34

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS
as of april 30, 2024 (unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	18.3%
Industrials	16.1
Consumer Discretionary	13.9
Information Technology	12.9
Materials	8.3
Health Care	7.4
Communication Services	6.2
Consumer Staples	5.6
Energy	4.5
Utilities	1.3
Real Estate	1.0
Exchange-Traded Funds	0.7
Short-Term Investments	2.1
Assets in Excess of Other Liabilities	1.7
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

35

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS
as of april 30, 2024 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$658,362	$—	$658,362
Austria	1,238,846	1,531,095	—	2,769,941
Belgium	—	3,049,540	—	3,049,540
Brazil	2,919,760	—	—	2,919,760
Canada	30,909,114	—	—	30,909,114
Chile	4,367,001	1,879,072	—	6,246,073
China	819,942	8,452,161	—	9,272,103
Denmark	—	3,756,140	—	3,756,140
France	—	38,196,610	—	38,196,610
Germany	—	31,910,973	—	31,910,973
Hong Kong	—	4,374,230	—	4,374,230
India	—	6,320,416	—	6,320,416
Indonesia	—	1,207,560	—	1,207,560
Ireland	—	5,797,882	—	5,797,882
Israel	1,059,399	—	—	1,059,399
Italy	811,631	7,215,992	—	8,027,623
Japan	701,138	49,243,482	—	49,944,620
Mexico	636,070	—	—	636,070
Netherlands	550,824	20,353,575	—	20,904,399
New Zealand	—	577,938	—	577,938
Norway	914,205	7,765,859	—	8,680,064
Portugal	—	1,363,312	—	1,363,312
Puerto Rico	2,895,269	—	—	2,895,269
Russia	—	—	—	—
Singapore	—	5,186,834	—	5,186,834
South Korea	—	21,740,733	—	21,740,733
Spain	—	2,049,734	—	2,049,734
Sweden	3,428,424	10,633,207	—	14,061,631
Switzerland	—	10,911,958	—	10,911,958
Taiwan	2,751,469	5,251,611	—	8,003,080
Thailand	—	2,537,298	—	2,537,298
United Kingdom	1,561,730	41,188,339	—	42,750,069
United States	8,449,986	—	—	8,449,986
Uruguay	1,725,642	—	—	1,725,642
Total Common Stock	65,740,450	293,153,913	—	358,894,363
Exchange-Traded Funds	2,486,568	—	—	2,486,568
Preferred Stock	—	1,329,758	—	1,329,758
Warrants	—	—	—	—
Short-Term Investments	7,822,906	—	—	7,822,906
Total Investments, at fair value	$76,049,924	$294,483,671	$—	$370,533,595
Other Financial Instruments+
Forward Foreign Currency Contracts	—	487	—	487
Total Assets	$76,049,924	$294,484,158	$—	$370,534,082

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

36

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS
as of april 30, 2024 (unaudited) (continued)

At April 30, 2024, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	45,103	CHF	41,021	BNP Paribas	05/02/24	$479
HKD	108,940	USD	13,919	The Bank of New York Mellon	05/02/24	8
						$487

Currency Abbreviations:

CHF    —     Swiss Franc

HKD    —     Hong Kong Sar Dollar

USD    —     United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$487
Total Asset Derivatives		$487

The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$15,118
Total	$15,118

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$487
Total	$487

See Accompanying Notes to Financial Statements

37

VOYA MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS
as of april 30, 2024 (unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2024:

		The Bank
		of New York
	BNP Paribas	Mellon	Total
Assets:
Forward foreign currency contracts	$479	$8	$487
Total Assets	$479	$8	$487
Liabilities:
Total Liabilities	$—	$—	$—
Net OTC derivative instruments by counterparty, at fair value	$479	$8	$487
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$479	$8	$487

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $358,332,292.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$41,763,749
Gross Unrealized Depreciation	(29,466,217)
Net Unrealized Appreciation	$12,297,532

See Accompanying Notes to Financial Statements

38

VOYA MULTI-MANAGER INTERNATIONAL FACTORS FUND	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.4%
	Australia: 6.3%
32,691	Ampol Ltd.	$771,957	0.3
16,885	ANZ Group Holdings Ltd.	304,671	0.1
17,385	Aristocrat Leisure Ltd.	443,664	0.2
34,774	BHP Group Ltd. - Class DI	953,713	0.4
21,848	BlueScope Steel Ltd.	318,880	0.1
128,321	Brambles Ltd.	1,207,197	0.5
2,980	Cochlear Ltd.	621,650	0.3
36,782	Coles Group Ltd.	383,607	0.2
12,099	Commonwealth Bank of Australia	886,486	0.4
31,162	Computershare Ltd.	547,464	0.2
482	CSL Ltd.	85,640	0.0
26,445	Fortescue Metals Group Ltd.	438,310	0.2
46,134	Goodman Group	931,887	0.4
2,813	HUB24 Ltd.	72,276	0.0
79,994	Insurance Australia Group Ltd.	331,412	0.1
11,027	JB Hi-Fi Ltd.	430,296	0.2
278,522	Medibank Pvt Ltd.	638,332	0.3
7,572	Orica Ltd.	87,674	0.0
42,691 (1)	Qantas Airways Ltd.	161,069	0.1
69,762	QBE Insurance Group Ltd.	798,003	0.4
13,008	Rio Tinto Ltd.	1,082,580	0.5
250,596	Telstra Group Ltd.	592,060	0.3
32,236	Wesfarmers Ltd.	1,380,962	0.6
26,728	Westpac Banking Corp.	443,853	0.2
9,471	Woodside Energy Group Ltd. (WDS)	169,691	0.1
24,298	Woolworths Group Ltd.	498,524	0.2
		14,581,858	6.3
	Austria: 0.2%
19,190	Mondi PLC QX	364,238	0.2

	Belgium: 0.1%
8,152	Solvay SA	263,339	0.1

	Brazil: 0.0%
42,800	Ambev SA	100,476	0.0

	Canada: 4.5%
9,587 (1)	Air Canada	141,509	0.0
21,673	Alimentation Couche-Tard, Inc.	1,201,213	0.5
24,602	ARC Resources Ltd.	445,522	0.2
2,954	Atco Ltd./Canada - Class I	80,617	0.0
19,231	Brookfield Asset Management Ltd. - Class A	734,652	0.3
5,040	Canadian National Railway Co.	611,727	0.3
2,366	Canadian Natural Resources Ltd.	179,291	0.1
3,466	Canadian Pacific Kansas City Ltd.	271,912	0.1
4,601 (1)	CGI, Inc.	466,200	0.2
96	Constellation Software, Inc.	247,159	0.1
1,993 (1)	Descartes Systems Group, Inc.	184,874	0.1
5,273	Dollarama, Inc.	439,873	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Canada (continued)
179	Fairfax Financial Holdings Ltd.	$194,611	0.1
2,249	FirstService Corp.	330,329	0.1
4,683	Fortis, Inc./Canada	183,898	0.1
3,426	George Weston Ltd.	450,869	0.2
6,420	iA Financial Corp., Inc.	389,215	0.2
3,879	Loblaw Cos. Ltd.	425,361	0.2
33,899	Manulife Financial Corp.	790,685	0.3
12,549 (1)	MEG Energy Corp.	285,410	0.1
8,271	Metro, Inc.	423,088	0.2
4,276	Royal Bank of Canada	413,700	0.2
7,574 (1)	Shopify, Inc. - CAD - Class A	531,745	0.2
7,475	Sun Life Financial, Inc.	381,664	0.2
2,838	Thomson Reuters Corp.	428,653	0.2
4,091	Toronto-Dominion Bank	242,699	0.1
		10,476,476	4.5
	Chile: 0.1%
2,536,218	Cia Sud Americana de Vapores SA	197,868	0.1
6,272,112 (1)	Latam Airlines Group SA	84,865	0.0
		282,733	0.1
	China: 1.9%
63,220	Alibaba Group Holding Ltd.	591,933	0.3
203,000	AviChina Industry & Technology Co. Ltd. - Class H	87,305	0.0
13,572 (1)	Baidu, Inc. - Class A	175,833	0.1
7,000	BYD Co. Ltd. - Class H	191,888	0.1
256,000	China Communications Services Corp. Ltd. - Class H	122,380	0.1
544,000	China Construction Bank Corp. - Class H	351,963	0.1
15,450	China Merchants Bank Co. Ltd. - Class A	72,895	0.0
124,000	China Oilfield Services Ltd. - Class H	132,594	0.1
47,100	Guotai Junan Securities Co. Ltd. - Class A	89,147	0.0
40,400	Haier Smart Home Co. Ltd. - Class H	149,643	0.1
19,732	JD.com, Inc. - Class A	284,306	0.1
25,830 (1)(2)	Meituan - Class B	352,696	0.2
5,875	NetEase, Inc.	110,125	0.0
522,000	PetroChina Co. Ltd. - Class H	486,369	0.2
83,000	Ping An Insurance Group Co. of China Ltd. - Class H	376,163	0.2
5,900	Tencent Holdings Ltd.	258,911	0.1
14,025	Thunder Software Technology Co. Ltd. - Class A	93,980	0.0
4,250 (1)	Trip.com Group Ltd.	207,006	0.1
14,400 (2)	WuXi AppTec Co. Ltd. - Class H	64,816	0.0

See Accompanying Notes to Financial Statements

39

VOYA MULTI-MANAGER INTERNATIONAL FACTORS FUND	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	China (continued)
310,000	Zhejiang Expressway Co. Ltd. - Class H	$202,688	0.1
		4,402,641	1.9
	Denmark: 2.2%
1,678	Carlsberg AS - Class B	225,712	0.1
27,515	Danske Bank A/S	792,074	0.3
29,948	Novo Nordisk A/S - Class B	3,840,601	1.6
2,948	Novozymes A/S - Class B	163,251	0.1
6,780 (1)	Vestas Wind Systems A/S	181,695	0.1
		5,203,333	2.2
	Finland: 1.2%
18,838	Fortum Oyj	248,236	0.1
15,653	Kesko Oyj - Class B	267,234	0.1
6,365	Kone Oyj - Class B	310,275	0.1
11,293	Nordea Bank Abp - EUR	132,334	0.1
63,661	Nordea Bank Abp - SEK	740,010	0.3
4,296	Sampo Oyj - Class A	174,347	0.1
15,994	UPM-Kymmene Oyj	560,513	0.3
13,742	Wartsila Oyj Abp	253,506	0.1
		2,686,455	1.2
	France: 7.6%
8,300	Air Liquide SA	1,623,305	0.7
545	Airbus SE	89,684	0.0
1,096	Arkema SA	113,093	0.1
29,186	AXA SA	1,008,424	0.4
6,224	Bouygues SA	229,388	0.1
4,126	Capgemini SE	867,208	0.4
9,077	Carrefour SA	152,705	0.1
18,781	Cie de Saint-Gobain	1,485,253	0.6
12,784	Cie Generale des
	Etablissements Michelin SCA	491,145	0.2
3,203	Danone SA	200,468	0.1
71,870	Engie SA	1,247,709	0.5
4,091	EssilorLuxottica SA	872,332	0.4
572	Hermes International	1,369,364	0.6
10,949	Legrand SA	1,125,193	0.5
832	L'Oreal SA	390,086	0.2
1,286	LVMH Moet Hennessy Louis Vuitton SE	1,056,369	0.5
40,626	Orange SA	452,180	0.2
6,981	Publicis Groupe SA	770,332	0.3
15,276	Sanofi	1,509,165	0.7
4,488	Schneider Electric SE	1,023,325	0.4
10,209	TotalEnergies SE	741,162	0.3
13,437	Veolia Environnement SA	417,726	0.2
2,572	Vinci SA	301,377	0.1
		17,536,993	7.6
	Germany: 5.6%
2,030	Allianz SE	576,084	0.2
3,067	BASF SE	160,701	0.1
11,474	Bayerische Motoren Werke AG	1,250,087	0.5
1,778	Beiersdorf AG	267,240	0.1
6,899	Brenntag SE	550,565	0.2
4,817	Commerzbank AG	71,591	0.0
15,466	Deutsche Post AG, Reg	647,561	0.3

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Germany (continued)
38,633	Deutsche Telekom AG, Reg	$884,912	0.4
188,118	E.ON SE	2,491,057	1.1
4,272	GEA Group AG	172,418	0.1
9,246	Heidelberg Materials AG	930,478	0.4
7,565	KION Group AG	348,655	0.1
5,565	Mercedes-Benz Group AG	420,942	0.2
8,413	SAP SE	1,519,113	0.7
2,483 (2)	Scout24 SE	182,396	0.1
9,027	Siemens AG, Reg	1,691,063	0.7
1,775	Talanx AG	133,506	0.1
61,221	thyssenkrupp AG	307,249	0.1
16,430 (1)(2)	Zalando SE	429,896	0.2
		13,035,514	5.6
	Hong Kong: 1.2%
22,800	AIA Group Ltd.	166,995	0.1
268,000	Bosideng International Holdings Ltd.	155,137	0.1
108,400	China Taiping Insurance Holdings Co. Ltd.	99,112	0.0
35,500	CK Hutchison Holdings Ltd.	172,416	0.1
32,000	CLP Holdings Ltd.	251,714	0.1
6,400	Hong Kong Exchanges & Clearing Ltd.	203,356	0.1
6,300	Jardine Matheson Holdings Ltd. (SGX:J36)	241,731	0.1
31,000	Link REIT	132,829	0.1
12,995 (1)	Melco Resorts & Entertainment Ltd., ADR	84,987	0.0
55,000	Power Assets Holdings Ltd.	315,489	0.1
275,000	Sino Biopharmaceutical Ltd.	93,967	0.0
75,000	Swire Pacific Ltd. - Class A	635,153	0.3
291,000 (2)	WH Group Ltd.	211,510	0.1
		2,764,396	1.2
	Hungary: 0.1%
4,087	OTP Bank Nyrt	202,575	0.1

	India: 1.1%
16,889	Cipla Ltd./India	282,727	0.1
5,604	Cummins India Ltd.	219,419	0.1
10,473	HCL Technologies Ltd.	170,867	0.1
4,006 (2)	HDFC Asset Management Co. Ltd.	186,756	0.1
13,959	ICICI Bank Ltd., ADR	384,291	0.2
11,264	Infosys Ltd. - Foreign, ADR	188,221	0.1
52,545	Power Grid Corp. of India Ltd.	189,518	0.1
7,712	Reliance Industries Ltd.	270,724	0.1
6,046	Tata Consultancy Services Ltd.	275,940	0.1
21,685	Tata Motors Ltd.	261,501	0.1
		2,429,964	1.1
	Indonesia: 0.2%
2,010,100	Aneka Tambang Tbk	202,055	0.1
375,600	Astra International Tbk PT	118,523	0.0

See Accompanying Notes to Financial Statements

40

VOYA MULTI-MANAGER INTERNATIONAL FACTORS FUND	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Indonesia (continued)
450,500	Bank Rakyat Indonesia Persero Tbk PT	$136,368	0.1
		456,946	0.2
	Ireland: 1.3%
6,132	CRH PLC - London	474,866	0.2
8,072	CRH PLC US	624,934	0.3
12,713	DCC PLC	868,177	0.4
9,232	Experian PLC	372,362	0.1
5,085 (1)	James Hardie Industries PLC	174,812	0.1
3,808	Kerry Group PLC - Class A	327,711	0.1
2,192 (1)	PDD Holdings, Inc., ADR	274,395	0.1
		3,117,257	1.3
	Israel: 0.1%
703 (1)	Monday.com Ltd.	133,099	0.1

	Italy: 2.9%
235,253	A2A SpA	463,956	0.2
269,735	Enel SpA	1,772,819	0.8
3,756	Ferrari NV	1,544,750	0.7
118,155	Hera SpA	426,597	0.2
219,333	Intesa Sanpaolo SpA	820,966	0.3
5,475	Prysmian SpA	297,065	0.1
2,810	Recordati Industria Chimica e Farmaceutica SpA	149,530	0.1
26,234	Terna - Rete Elettrica Nazionale	210,185	0.1
24,908	UniCredit SpA	914,234	0.4
		6,600,102	2.9
	Japan: 24.9%
12,400	Air Water, Inc.	186,189	0.1
5,200	Aisin Corp.	197,789	0.1
11,400	Alfresa Holdings Corp.	168,942	0.1
17,100	Amada Co. Ltd.	186,767	0.1
68,400	Asahi Kasei Corp.	476,894	0.2
12,600	Azbil Corp.	351,918	0.1
13,800	Bandai Namco Holdings, Inc.	257,855	0.1
19,500	Bridgestone Corp.	860,477	0.4
23,400	Canon, Inc.	633,328	0.3
8,000	Central Japan Railway Co.	182,944	0.1
74,000	Chubu Electric Power Co., Inc.	949,861	0.4
6,200	Chugai Pharmaceutical Co. Ltd.	197,184	0.1
28,400	Citizen Watch Co. Ltd.	188,661	0.1
10,400	COMSYS Holdings Corp.	243,438	0.1
6,100	Dai Nippon Printing Co. Ltd.	177,669	0.1
17,700	Daiichi Sankyo Co. Ltd.	595,741	0.3
4,400	Daito Trust Construction Co. Ltd.	471,655	0.2
15,400	Daiwa House Industry Co. Ltd.	433,339	0.2
21,500	Denso Corp.	366,427	0.2
11,600	East Japan Railway Co.	212,616	0.1
16,800	Electric Power Development Co. Ltd.	285,382	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
418,100	ENEOS Holdings, Inc.	$1,931,712	0.8
8,400	FUJIFILM Holdings Corp.	178,689	0.1
39,300	Fujikura Ltd.	675,344	0.3
29,200	Fujitsu Ltd.	451,086	0.2
5,900	Furukawa Electric Co. Ltd.	126,324	0.1
22,800	Hitachi Ltd.	2,103,544	0.9
143,100	Honda Motor Co. Ltd.	1,628,132	0.7
1,900	Horiba Ltd.	184,336	0.1
2,400	Hoya Corp.	278,256	0.1
19,300	Hulic Co. Ltd.	177,843	0.1
214,300	Idemitsu Kosan Co. Ltd.	1,451,908	0.6
15,500	Inpex Corp.	232,187	0.1
12,100	Isuzu Motors Ltd.	153,342	0.1
20,500	ITOCHU Corp.	924,853	0.4
5,500	Iwatani Corp.	312,304	0.1
11,800	Japan Tobacco, Inc.	317,439	0.1
34,200	JFE Holdings, Inc.	510,460	0.2
20,400	JVCKenwood Corp.	103,702	0.0
7,100	Kamigumi Co. Ltd.	153,329	0.1
23,500	Kansai Electric Power Co., Inc.	352,016	0.1
6,300	Kansai Paint Co. Ltd.	82,014	0.0
18,700	KDDI Corp.	518,902	0.2
700	Keyence Corp.	307,839	0.1
13,700	Kinden Corp.	261,411	0.1
8,000	Kintetsu Group Holdings Co. Ltd.	205,669	0.1
14,800	Kirin Holdings Co. Ltd.	216,044	0.1
10,500	Kokuyo Co. Ltd.	179,384	0.1
36,300	Komatsu Ltd.	1,083,778	0.5
26,800	Kuraray Co. Ltd.	296,921	0.1
20,200	Kyocera Corp.	246,211	0.1
22,900	Kyushu Electric Power Co., Inc.	212,441	0.1
14,300	Makita Corp.	413,998	0.2
37,400	Marubeni Corp.	666,332	0.3
6,700	Maruichi Steel Tube Ltd.	172,515	0.1
10,200	MatsukiyoCocokara & Co.	144,643	0.1
61,000	Mazda Motor Corp.	690,488	0.3
3,900	McDonald's Holdings Co. Japan Ltd.	171,556	0.1
19,200	Medipal Holdings Corp.	301,115	0.1
10,100	MEIJI Holdings Co. Ltd.	225,981	0.1
167,100	Mitsubishi Chemical Group Corp.	974,839	0.4
102,600	Mitsubishi Corp.	2,346,419	1.0
21,500	Mitsubishi Electric Corp.	374,743	0.2
58,400	Mitsubishi UFJ Financial Group, Inc.	581,743	0.2
29,500	Mitsui & Co. Ltd.	1,424,133	0.6
8,600	Mitsui Chemicals, Inc.	244,781	0.1
29,700	MS&AD Insurance Group Holdings, Inc.	533,978	0.2
8,600	Murata Manufacturing Co. Ltd.	157,141	0.1
29,400	Nikon Corp.	303,976	0.1
15,100	Nintendo Co. Ltd.	736,412	0.3
8,600	Nippon Steel Corp.	192,803	0.1
179,000	Nippon Telegraph & Telephone Corp.	193,260	0.1

See Accompanying Notes to Financial Statements

41

VOYA MULTI-MANAGER INTERNATIONAL FACTORS FUND	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
14,100	Nippon Yusen KK	$400,306	0.2
16,200	Nitto Denko Corp.	1,339,508	0.6
10,400	NOF Corp.	139,526	0.1
494	Nomura Real Estate Master Fund, Inc.	472,225	0.2
73,200	Obayashi Corp.	816,970	0.3
16,500	Olympus Corp.	229,840	0.1
4,700	Oriental Land Co. Ltd./Japan	129,681	0.1
16,800	ORIX Corp.	343,819	0.1
18,100	Osaka Gas Co. Ltd.	402,470	0.2
8,300	Otsuka Corp.	165,071	0.1
6,500	Otsuka Holdings Co. Ltd.	277,920	0.1
57,700	Panasonic Holdings Corp.	503,632	0.2
6,600	Recruit Holdings Co. Ltd.	284,245	0.1
20,300	Ricoh Co. Ltd.	175,129	0.1
25,100	Sankyo Co. Ltd.	272,637	0.1
21,300	Sanwa Holdings Corp.	347,848	0.1
2,700	SCREEN Holdings Co. Ltd.	278,578	0.1
7,800	Secom Co. Ltd.	541,808	0.2
60,600	Sekisui Chemical Co. Ltd.	881,612	0.4
9,200	Sekisui House Ltd.	211,419	0.1
46,600	Shimizu Corp.	288,662	0.1
17,900	Shin-Etsu Chemical Co. Ltd.	692,890	0.3
6,100	Shionogi & Co. Ltd.	284,875	0.1
13,500	Skylark Holdings Co. Ltd.	192,384	0.1
300	SMC Corp.	157,610	0.1
21,800	SoftBank Corp.	262,945	0.1
16,100	Sojitz Corp.	414,524	0.2
5,700	Sony Group Corp.	471,113	0.2
36,600	Subaru Corp.	817,241	0.3
24,000	Sumitomo Corp.	631,132	0.3
29,400	Sumitomo Electric Industries Ltd.	454,416	0.2
20,900	Sumitomo Mitsui Financial Group, Inc.	1,187,200	0.5
33,200	Sumitomo Mitsui Trust Holdings, Inc.	698,024	0.3
17,000	Sumitomo Rubber Industries Ltd.	206,343	0.1
10,100	Suzuken Co. Ltd./Aichi Japan	298,291	0.1
20,300	Suzuki Motor Corp.	236,409	0.1
9,000	Takeda Pharmaceutical Co. Ltd.	236,539	0.1
19,200	Teijin Ltd.	187,309	0.1
6,900	Tobu Railway Co. Ltd.	136,899	0.1
31,500	Tokio Marine Holdings, Inc.	995,601	0.4
6,500	Tokyo Electron Ltd.	1,425,748	0.6
54,600	Tokyo Gas Co. Ltd.	1,224,529	0.5
9,700	TOPPAN Holdings, Inc.	230,122	0.1
3,200	Toyo Suisan Kaisha Ltd.	200,110	0.1
61,500	Toyota Motor Corp.	1,402,729	0.6
8,000	Toyota Tsusho Corp.	508,640	0.2
3,500	Ulvac, Inc.	209,285	0.1
12,100	USS Co. Ltd.	92,435	0.0
7,800	West Japan Railway Co.	148,055	0.1
3,700	Yamato Kogyo Co. Ltd.	198,798	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
31,800	Yokogawa Electric Corp.	$702,647	0.3
		57,741,101	24.9
	Jordan: 0.2%
15,327	Hikma Pharmaceuticals PLC	368,009	0.2

	Mexico: 0.3%
3,671	Coca-Cola Femsa SAB de CV - Foreign, ADR	363,979	0.2
20,500	Fomento Economico Mexicano SAB de CV	241,107	0.1
		605,086	0.3
	Netherlands: 4.7%
2,840	ASML Holding NV	2,473,679	1.1
15,849	EXOR NV	1,730,325	0.7
67,645	ING Groep NV	1,069,488	0.5
53,746	Koninklijke Ahold Delhaize NV	1,631,418	0.7
270,180	Koninklijke KPN NV	981,871	0.4
12,920 (1)	Koninklijke Philips, N.V.	343,107	0.1
3,068	Randstad NV	153,863	0.1
39,478	Stellantis NV (STLAM)	873,511	0.4
6,473	Universal Music Group NV	190,405	0.1
9,156	Wolters Kluwer NV	1,370,714	0.6
		10,818,381	4.7
	New Zealand: 0.2%
137,820	Spark New Zealand Ltd.	387,374	0.2

	Norway: 0.4%
14,169	Equinor ASA	377,014	0.1
2,619	Kongsberg Gruppen ASA	184,883	0.1
9,643	Mowi ASA	169,301	0.1
26,425	Orkla ASA	179,754	0.1
		910,952	0.4
	Philippines: 0.0%
6,910	SM Investments Corp.	113,635	0.0

	Poland: 0.3%
4,235	Bank Polska Kasa Opieki SA	175,330	0.1
29,538	Polski Koncern Naftowy ORLEN SA	481,599	0.2
		656,929	0.3
	Portugal: 0.3%
25,241	Galp Energia SGPS SA	542,207	0.2
9,864	Jeronimo Martins SGPS SA	202,920	0.1
		745,127	0.3
	Qatar: 0.0%
18,950	Qatar National Bank QPSC	72,148	0.0

	Russia: —%
4,061 (3)	Lukoil PJSC	—	—

	Saudi Arabia: 0.1%
8,651	Saudi Basic Industries Corp.	194,910	0.1

	Singapore: 2.0%
314,100	ComfortDelGro Corp. Ltd.	341,652	0.1

See Accompanying Notes to Financial Statements

42

VOYA MULTI-MANAGER INTERNATIONAL FACTORS FUND	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Singapore (continued)
32,980	DBS Group Holdings Ltd.	$839,585	0.4
212,600	Keppel Corp. Ltd.	1,063,407	0.5
27,900	Oversea-Chinese Banking Corp. Ltd.	289,646	0.1
5,322 (1)	Sea Ltd., ADR	336,297	0.1
208,500	Singapore Airlines Ltd.	994,883	0.4
50,000	Singapore Exchange Ltd.	341,076	0.1
52,500	Singapore Technologies Engineering Ltd.	154,218	0.1
114,500	Singapore Telecommunications Ltd.	198,575	0.1
7,500	United Overseas Bank Ltd.	166,431	0.1
		4,725,770	2.0
	South Korea: 1.9%
3,670	Doosan Bobcat, Inc.	137,166	0.0
45,066	DoubleUGames Co. Ltd.	139,895	0.1
6,795	GS Holdings Corp.	219,694	0.1
3,362	Hana Financial Group, Inc.	141,798	0.1
1,392	Hanwha Aerospace Co. Ltd.	211,440	0.1
1,016	Hyundai Glovis Co. Ltd.	133,005	0.0
1,642	Hyundai Mobis Co. Ltd.	268,630	0.1
1,288	Hyundai Motor Co.	231,680	0.1
4,290	Hyundai Steel Co.	99,618	0.0
8,910	Kia Corp.	754,879	0.3
4,295	KT&G Corp.	276,752	0.1
4,244	Samsung C&T Corp.	457,645	0.2
15,118	Samsung Electronics Co. Ltd.	840,359	0.4
1,985	Samsung SDS Co. Ltd.	228,035	0.1
5,853	Shinhan Financial Group Co. Ltd.	196,645	0.1
1,416	SK Hynix, Inc.	174,742	0.1
		4,511,983	1.9
	Spain: 0.9%
6,042	Amadeus IT Group SA	383,510	0.2
21,383	Banco Bilbao Vizcaya Argentaria SA	231,235	0.1
22,336	Iberdrola SA	273,875	0.1
16,564	Industria de Diseno Textil SA	754,176	0.3
72,240	Telefonica SA	323,607	0.2
		1,966,403	0.9
	Sweden: 4.8%
5,486	Alfa Laval AB	233,565	0.1
7,595	Assa Abloy AB - Class B	200,671	0.1
27,702	Atlas Copco AB - Class A	485,231	0.2
16,760	Atlas Copco AB - Class B	251,303	0.1
7,441	Axfood AB	192,495	0.1
49,510	Elekta AB - Class B	352,552	0.1
18,677	Epiroc AB - Class A	345,289	0.1
24,358	Essity AB - Class B	607,726	0.3
17,884	Industrivarden AB - Class A	575,928	0.2
19,289	Industrivarden AB - Class C	620,138	0.3
16,554	Investor AB - Class A	403,198	0.2
104,696	Investor AB - Class B	2,564,294	1.1
11,308	Saab AB - Class B	895,240	0.4

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Sweden (continued)
447,047	Samhallsbyggnadsbolaget i Norden AB	$160,339	0.1
9,426	Sandvik AB	187,894	0.1
37,681	Securitas AB - Class B	377,624	0.2
15,456	SKF AB - Class B	317,745	0.1
26,777	SSAB AB - Class B	149,832	0.1
19,829	Swedbank AB - Class A	379,176	0.2
17,146	Trelleborg AB - Class B	604,267	0.2
46,114	Volvo AB - Class B	1,173,748	0.5
		11,078,255	4.8
	Switzerland: 6.9%
31,877	ABB Ltd., Reg	1,548,854	0.7
6,246	Adecco Group AG	218,501	0.1
670	Alcon, Inc.	51,373	0.0
2	Chocoladefabriken Lindt & Spruengli AG	230,805	0.1
14	Chocoladefabriken Lindt & Spruengli AG - Class PC	161,266	0.1
27,598	Coca-Cola HBC AG - Class DI	890,826	0.4
593	Geberit AG, Reg	316,532	0.1
2,050	Georg Fischer AG	143,081	0.1
96	Givaudan SA, Reg	410,570	0.2
20,824	Holcim AG	1,743,131	0.7
5,062	Julius Baer Group Ltd.	271,619	0.1
2,387	Kuehne + Nagel International AG	630,876	0.3
12,272	Logitech International SA	955,464	0.4
611	Lonza Group AG	337,268	0.1
14,421	Nestle SA	1,447,871	0.6
26,711	Novartis AG, Reg	2,592,504	1.1
490	Partners Group Holding AG	630,417	0.3
5,663	Roche Holding AG	1,356,935	0.6
9,780 (1)	Sandoz Group AG	332,392	0.1
895	Schindler Holding AG	223,085	0.1
1,839	SGS SA	161,934	0.1
863	Sonova Holding AG, Reg	238,561	0.1
342	Swisscom AG, Reg	187,624	0.1
1,717	Zurich Insurance Group AG	831,108	0.4
		15,912,597	6.9
	Taiwan: 1.0%
6,000	Asustek Computer, Inc.	78,676	0.0
2,000	eMemory Technology, Inc.	134,425	0.1
26,000	MediaTek, Inc.	783,931	0.3
54,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,292,964	0.6
3,998	Yuanta Financial Holding Co. Ltd.	3,750	0.0
		2,293,746	1.0
	Thailand: 0.1%
78,100	PTT Exploration & Production PCL	326,715	0.1

	United Arab Emirates: 0.1%
34,804	Emirates NBD Bank PJSC	161,090	0.1

	United Kingdom: 11.8%
70,865	3i Group PLC	2,531,820	1.1

See Accompanying Notes to Financial Statements

43

VOYA MULTI-MANAGER INTERNATIONAL FACTORS FUND	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
11,533	Admiral Group PLC	$392,549	0.2
8,386	Associated British Foods PLC	277,556	0.1
7,921	AstraZeneca PLC	1,198,040	0.5
22,554 (2)	Auto Trader Group PLC	195,531	0.1
29,696	Aviva PLC	172,419	0.1
43,583	B&M European Value Retail SA	281,265	0.1
141,341	BAE Systems PLC	2,350,809	1.0
4,674	Berkeley Group Holdings PLC	274,483	0.1
92,510	British Land Co. PLC	446,096	0.2
21,824	Britvic PLC	240,669	0.1
8,369	Burberry Group PLC	119,749	0.0
101,495	Centrica PLC	162,013	0.1
6,433	Coca-Cola European Partners PLC - USD	463,305	0.2
21,269	Compass Group PLC	591,569	0.2
5,431	Diageo PLC	187,693	0.1
75,756	Direct Line Insurance Group PLC	175,883	0.1
71,317	DS Smith PLC	310,694	0.1
41,520	GSK PLC	861,410	0.4
55,880	Haleon PLC	236,000	0.1
23,525	Howden Joinery Group PLC	256,062	0.1
68,471	HSBC Holdings PLC	593,502	0.3
44,303	IG Group Holdings PLC	413,402	0.2
31,991	Imperial Brands PLC	730,998	0.3
7,588	InterContinental Hotels Group PLC	740,086	0.3
3,248	Intertek Group PLC	199,903	0.1
109,062	J Sainsbury PLC	357,742	0.1
19,703	JET2 PLC	352,341	0.1
6,699 (1)(2)	Just Eat Takeaway.com NV	97,856	0.0
185,612	Man Group PLC/Jersey	595,238	0.3
24,104	National Grid PLC	316,175	0.1
3,257	Next PLC	365,298	0.2
42,969	Pearson PLC	521,378	0.2
6,509	Reckitt Benckiser Group PLC	363,898	0.2
49,573	RELX PLC	2,036,795	0.9
27,057	Rightmove PLC	173,321	0.1
19,814	Rio Tinto PLC	1,340,627	0.6
11,861	Sage Group PLC	171,995	0.1
44,143	Shell PLC	1,569,219	0.7
24,975	Smiths Group PLC	503,494	0.2
10,547	Spectris PLC	436,256	0.2
40,457	Tate & Lyle PLC	333,144	0.1
689,897	Tesco PLC	2,547,142	1.1
16,799	Unilever PLC	869,024	0.4
		27,354,449	11.8
	United States: 0.9%
20,709	Amcor PLC	184,133	0.1
6,415	Ferguson PLC	1,352,637	0.6
43,926 (1)(2)	Sinch AB	99,316	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	United States (continued)
3,010	Waste Connections, Inc.	$488,019	0.2
		2,124,105	0.9
	Total Common Stock (Cost $211,597,858)	227,707,160	98.4

EXCHANGE-TRADED FUNDS: 0.4%
13,646	iShares MSCI EAFE ETF	1,054,427	0.4
	Total Exchange-Traded Funds (Cost $1,069,027)	1,054,427	0.4

WARRANTS: —%
	Canada: —%
215 (1)(3)	Constellation Software, Inc.	—	—
	Total Warrants (Cost $–)	—	—
	Total Long-Term Investments (Cost $212,666,885)	228,761,587	98.8

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
254,293 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.180%	254,293	0.1
1,078,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220%	1,078,000	0.5
	Total Mutual Funds (Cost $1,332,293)	1,332,293	0.6
	Total Short-Term Investments (Cost $1,332,293)	1,332,293	0.6
	Total Investments in Securities (Cost $213,999,178)	$230,093,880	99.4
	Assets in Excess of Other Liabilities	1,357,617	0.6
	Net Assets	$231,451,497	100.0
ADR	American Depositary Receipt

(1)	Non-income producing security.

(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)	Rate shown is the 7-day yield as of April 30, 2024.

See Accompanying Notes to Financial Statements

44

VOYA MULTI-MANAGER INTERNATIONAL FACTORS FUND	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (unaudited) (continued)

Percentage
Sector Diversification	of Net Assets
Industrials	22.9%
Financials	15.2
Consumer Discretionary	12.4
Consumer Staples	8.6
Materials	8.2
Health Care	8.0
Information Technology	7.8
Utilities	5.4
Energy	4.6
Communication Services	3.5
Real Estate	1.8
Exchange-Traded Funds	0.4
Short-Term Investments	0.6
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

45

VOYA MULTI-MANAGER INTERNATIONAL FACTORS FUND	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$14,581,858	$—	$14,581,858
Austria	364,238	—	—	364,238
Belgium	—	263,339	—	263,339
Brazil	100,476	—	—	100,476
Canada	10,476,476	—	—	10,476,476
Chile	282,733	—	—	282,733
China	—	4,402,641	—	4,402,641
Denmark	—	5,203,333	—	5,203,333
Finland	—	2,686,455	—	2,686,455
France	—	17,536,993	—	17,536,993
Germany	—	13,035,514	—	13,035,514
Hong Kong	326,718	2,437,678	—	2,764,396
Hungary	—	202,575	—	202,575
India	572,512	1,857,452	—	2,429,964
Indonesia	—	456,946	—	456,946
Ireland	899,329	2,217,928	—	3,117,257
Israel	133,099	—	—	133,099
Italy	—	6,600,102	—	6,600,102
Japan	—	57,741,101	—	57,741,101
Jordan	—	368,009	—	368,009
Mexico	605,086	—	—	605,086
Netherlands	—	10,818,381	—	10,818,381
New Zealand	387,374	—	—	387,374
Norway	—	910,952	—	910,952
Philippines	113,635	—	—	113,635
Poland	—	656,929	—	656,929
Portugal	—	745,127	—	745,127
Qatar	—	72,148	—	72,148
Russia	—	—	—	—
Saudi Arabia	—	194,910	—	194,910
Singapore	336,297	4,389,473	—	4,725,770
South Korea	—	4,511,983	—	4,511,983
Spain	—	1,966,403	—	1,966,403
Sweden	—	11,078,255	—	11,078,255
Switzerland	—	15,912,597	—	15,912,597
Taiwan	—	2,293,746	—	2,293,746
Thailand	—	326,715	—	326,715
United Arab Emirates	161,090	—	—	161,090
United Kingdom	796,449	26,558,000	—	27,354,449
United States	488,019	1,636,086	—	2,124,105
Total Common Stock	16,043,531	211,663,629	—	227,707,160
Exchange-Traded Funds	1,054,427	—	—	1,054,427
Warrants	—	—	—	—
Short-Term Investments	1,332,293	—	—	1,332,293
Total Investments, at fair value	$18,430,251	$211,663,629	$—	$230,093,880
Liabilities Table
Other Financial Instruments+
Futures	$(67,388)	$—	$—	$(67,388)
Total Liabilities	$(67,388)	$—	$—	$(67,388)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

46

VOYA MULTI-MANAGER INTERNATIONAL FACTORS FUND	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (unaudited) (continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At April 30, 2024, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
MSCI EAFE Index	21	06/21/24	$2,380,875	$(67,388)
			$2,380,875	$(67,388)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value

Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$67,388
Total Liability Derivatives		$67,388

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$195,884	$195,884
Foreign exchange contracts	(34,752)	—	(34,752)
Total	$(34,752)	$195,884	$161,132

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$(24,691)	$(24,691)
Foreign exchange contracts	(258)	—	(258)
Total	$(258)	$(24,691)	$(24,949)

See Accompanying Notes to Financial Statements

47

VOYA MULTI-MANAGER INTERNATIONAL FACTORS FUND	PORTFOLIO OF INVESTMENTS
as of April 30, 2024 (unaudited) (continued)

At April 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $220,589,872.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$20,542,578
Gross Unrealized Depreciation	(10,788,376)
Net Unrealized Appreciation	$9,754,202

See Accompanying Notes to Financial Statements

48

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS, SUB-ADVISORY CONTRACTS AND SUB-SUB-ADVISORY CONTRACTS

At a meeting held on November 16, 2023, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund, and Voya Multi-Manager International Factors Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of (1) the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, (2) the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, Delaware Investments Fund Advisers, Baillie Gifford Overseas Limited, Polaris Capital Management, LLC, Wellington Management Company LLP, and PanAgora Asset Management, Inc., the respective sub-advisers to each Fund (the “Sub-Advisers”), and (3) the sub-sub-advisory contract (the “Sub-Sub-Advisory Contract” and together with the Management Contracts and the Sub-Advisory Contracts, the “Contracts”) with Macquarie Investment Management Global Limited, the sub-sub-adviser to Voya Multi-Manager Emerging Markets Equity Fund (the “Sub-Sub-Adviser”), for an additional one-year period ending November 30, 2024.

In addition to the Board meeting on November 16, 2023, the Independent Trustees also held meetings outside the presence of representatives of the Manager, Sub-Advisers and Sub-Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2023 and November 14, 2023. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.

The Manager, Sub-Advisers or Sub-Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was determined to not be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides

49

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Advisers’ and Sub-Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and sub-sub-adviser and to recommend appropriate changes in investment strategies, sub-advisers, sub-sub-adviser, or allocation among sub-advisers and sub-sub-adviser in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, each Sub-Adviser’s and the Sub-Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser and Sub-Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser and Sub-Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager, Sub-Advisers, and Sub-Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser and Sub-Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager,

each Sub-Adviser and Sub-Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management, sub-advisory, and sub-sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. With respect to the Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund, and Voya Multi-Manager International Factors Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser and Sub-Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager, Sub-Advisers and the Sub-Sub-Adviser as a Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Funds do not have management fee breakpoints, the Funds may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager, Sub-Advisers or the Sub-Sub-Adviser could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager, Sub-Advisers and Sub-Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager, Sub-Advisers or Sub-Sub-Adviser, as applicable, for these

50

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

differences. For the non-Voya-affiliated Sub-Advisers and Sub-Sub-Adviser, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers and Sub-Sub-Adviser with respect to sub-advisory fee schedules, and that the Manager is responsible for paying the fees of the Sub-Advisers and that the applicable Sub-Adviser is responsible for paying the fees of the Sub-Sub-Adviser.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager. The Board did not request profitability data from the Sub-Advisers, and Sub-Sub-Adviser which are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers and Sub-Sub-Adviser with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do often employ different methodologies in connection with these calculations.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager, Sub-Advisers and Sub-Sub-Adviser and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager, Sub-Advisers’ and Sub-Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2023, November 14, 2023, and/or November 16, 2023 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2023. In addition, the Board also considered at its October 9, 2023, November 14, 2023, and/or November 16, 2023 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and

51

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Multi-Manager Emerging Markets Equity Fund

In considering whether to approve the renewal of the Contracts for Voya Multi-Manager Emerging Markets Equity Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date and one-year periods, and the fourth quintile for the three-year, five-year and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and one year periods, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding: (1) the recent change of a Sub-Adviser implemented in July 2023; and (2) the competitiveness of the Fund’s performance during more recent periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.

Voya Multi-Manager International Equity Fund

In considering whether to approve the renewal of the Contracts for Voya Multi-Manager International Equity Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the third quintile of its Morningstar category for the year-to-date period, the fourth quintile for the three-year and five-year periods, and the fifth quintile for the one-year and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented.

In analyzing this performance data, the Board took into account: (1) management’s representations regarding the competitiveness of the Fund’s performance during certain periods; (2) management’s confidence in the ability of the Sub-Advisers to achieve the Fund’s long-term investment objective and management’s representation that it continues to monitor the Sub-Advisers’ performance; and (3) the recent changes to the Fund’s portfolio management team.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group.

In analyzing this fee data, the Board took into account: (1) management’s representations regarding the competitiveness of the Fund’s management fee rate and net expense ratio; and (2) that, as a result of the Board’s request during the 2022 annual contract renewal cycle, lower expense limits were implemented for the Fund, effective on January 1, 2023.

Voya Multi-Manager International Factors Fund

In considering whether to approve the renewal of the Contracts for Voya Multi-Manager International Factors Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the second quintile of its Morningstar category for the three-year period, the third quintile for the year-to-date and ten-year periods, and the fourth quintile for the one-year and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of three-year period, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Fund’s performance during certain periods.

In considering the fees payable under the Contracts

52

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group.

Board Conclusions

After its deliberation, the Board concluded that, in its

business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2024.

53

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	167702 (0424)

Semi-Annual Report

April 30, 2024

Classes A, C, I, R, R6 and W

Global Fund-of-Funds

■     Voya Global Diversified Payment Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Shareholder Expense Example	1
Statement of Assets and Liabilities	2
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	8
Portfolios of Investments	20
Advisory and Sub-Advisory Contract Approval Discussion	27
Additional Information	31

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements.
Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	November 1,	April 30,	Expense	April 30,	November 1,	April 30,	Expense	April 30,
	2023	2024	Ratio*	2024**	2023	2024	Ratio*	2024**
Class A	$1,000.00	$1,130.80	0.59%	$3.13	$1,000.00	$1,021.93	0.59%	$2.97
Class C	1,000.00	1,126.20	1.34	7.08	1,000.00	1,018.20	1.34	6.72
Class I	1,000.00	1,132.30	0.33	1.75	1,000.00	1,023.22	0.33	1.66
Class R	1,000.00	1,129.60	0.84	4.45	1,000.00	1,020.69	0.84	4.22
Class R6	1,000.00	1,132.30	0.33	1.75	1,000.00	1,023.22	0.33	1.66
Class W	1,000.00	1,131.30	0.34	1.80	1,000.00	1,023.17	0.34	1.71

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES as of April 30, 2024 (Unaudited)

ASSETS:
Investments in securities at fair value*	$16,393
Investments in affiliated underlying funds at fair value**	212,431,779
Investments in unaffiliated underlying funds at fair value***	44,330,556
Cash collateral for futures contracts	849,999
Cash pledged as collateral for OTC derivatives (Note 2)	1,270,000
Receivables:
Investment securities sold	404,851
Investments in affiliated underlying funds sold	3,272,430
Fund shares sold	1,620,344
Dividends	8,818
Interest	331
Variation margin on futures contracts	347,273
Unrealized appreciation on forward foreign currency contracts	203,246
Unrealized appreciation on OTC swap agreements	86,966
Prepaid expenses	56,261
Reimbursement due from Investment Adviser	8,373
Other assets	14,202
Total assets	264,921,822

LIABILITIES:
Income distribution payable	1,530,507
Payable for investment securities purchased	16,393
Payable for fund shares redeemed	931,547
Unrealized depreciation on forward foreign currency contracts	835,419
Unrealized depreciation on OTC swap agreements	38,036
Payable for investment management fees	18,135
Payable for distribution and shareholder service fees	51,606
Payable to custodian due to bank overdraft	212,480
Payable to trustees under the deferred compensation plan (Note 6)	14,202
Payable for trustee fees	679
Other accrued expenses and liabilities	280,984
Written options, at fair value^	203,863
Total liabilities	4,133,851
NET ASSETS	$260,787,971

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$294,291,318
Total distributable loss	(33,503,347)
NET ASSETS	$260,787,971

* Cost of investments in securities	$16,393
** Cost of investments in affiliated underlying funds	$236,604,689
*** Cost of investments in unaffiliated underlying funds	$45,410,829
^ Premiums received on written options	$203,863

See Accompanying Notes to Financial Statements

2

STATEMENT OF ASSETS AND LIABILITIES as of April 30, 2024 (Unaudited)(continued)

Class A
Net assets	$156,172,212
Shares authorized	unlimited
Par value	—
Shares outstanding	23,989,817
Net asset value and redemption price per share†	$6.51
Maximum offering price per share (5.75%)(1)	$6.91
Class C
Net assets	$22,417,674
Shares authorized	unlimited
Par value	—
Shares outstanding	3,297,346
Net asset value and redemption price per share†	$6.80
Class I
Net assets	$64,316,711
Shares authorized	unlimited
Par value	—
Shares outstanding	9,973,489
Net asset value and redemption price per share	$6.45
Class R
Net assets	$34,411
Shares authorized	unlimited
Par value	—
Shares outstanding	5,247
Net asset value and redemption price per share	$6.56
Class R6
Net assets	$257,214
Shares authorized	unlimited
Par value	—
Shares outstanding	39,908
Net asset value and redemption price per share	$6.45
Class W
Net assets	$17,589,749
Shares authorized	unlimited
Par value	—
Shares outstanding	2,744,175
Net asset value and redemption price per share	$6.41

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS for the six months ended April 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$4,921,986
Dividends from unaffiliated underlying funds	893,712
Interest	57,004
Other	630
Total investment income	5,873,332
EXPENSES:
Investment management fees	294,580
Distribution and shareholder service fees:
Class A	199,065
Class C	128,164
Class R	84
Transfer agent fees:
Class A	27,614
Class C	4,428
Class I	18,545
Class R	5
Class R6	63
Class W	3,053
Shareholder reporting expense	20,120
Registration fees	42,644
Professional fees	16,562
Custody and accounting expense	9,100
Trustee fees	3,397
Miscellaneous expense	22,252
Interest expense	1,567
Total expenses	791,243
Waived and reimbursed fees	(10,214)
Net expenses	781,029
Net investment income	5,092,303
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	289,961
Sale of affiliated underlying funds	(841,343)
Sale of unaffiliated underlying funds	806,365
Capital gain distributions from affiliated underlying funds	1,217,669
Forward foreign currency contracts	(996,737)
Foreign currency related transactions	(150,811)
Futures	2,582,454
Swaps	(85,031)
Written options	(2,257,977)
Net realized gain	564,550
Net change in unrealized appreciation (depreciation) on:
Investments	774
Affiliated underlying funds	21,783,141
Unaffiliated underlying funds	5,513,248
Forward foreign currency contracts	(263,627)
Foreign currency related transactions	(280)
Futures	607,898
Swaps	9,606
Written options	(1,700)
Net change in unrealized appreciation (depreciation)	27,649,060
Net realized and unrealized gain	28,213,610
Increase in net assets resulting from operations	$33,305,913

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
FROM OPERATIONS:
Net investment income	$5,092,303	$6,506,607
Net realized gain (loss)	564,550	(4,839,677)
Net change in unrealized appreciation (depreciation)	27,649,060	14,745,781
Increase in net assets resulting from operations	33,305,913	16,412,711

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(2,330,095)	(4,529,886)
Class C	(293,036)	(745,783)
Class I	(1,138,011)	(2,209,188)
Class R	(422)	(741)
Class R6	(3,680)	(4,110)
Class W	(295,290)	(611,269)
Return of capital:
Class A	(3,220,884)	(7,113,909)
Class C	(467,869)	(1,427,783)
Class I	(1,361,090)	(3,057,840)
Class R	(690)	(1,374)
Class R6	(5,030)	(6,395)
Class W	(361,866)	(815,766)
Total distributions	(9,477,963)	(20,524,044)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,443,395	41,238,655
Reinvestment of distributions	9,266,305	20,067,819

	24,709,700	61,306,474
Cost of shares redeemed	(46,214,684)	(87,026,916)
Net decrease in net assets resulting from capital share transactions	(21,504,984)	(25,720,442)
Net increase (decrease) in net assets	2,322,966	(29,831,775)

NET ASSETS:
Beginning of year or period	258,465,005	288,296,780
End of year or period	$260,787,971	$258,465,005

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
04-30-24+	5.96	0.12•	0.66	0.78	0.10	—	0.13	0.23	—	6.51	13.08	0.59	0.59	0.59	3.74	156,172	14
10-31-23	6.08	0.14•	0.20	0.34	0.18	—	0.28	0.46	—	5.96	5.35	0.62	0.62	0.62	2.26	149,354	34
10-31-22	8.53	0.12•	(1.66)	(1.54)	0.28	0.62	0.01	0.91	—	6.08	(19.84)	0.69	0.69	0.69	1.66	157,046	44
10-31-21	7.30	0.11•	1.58	1.69	0.46	—	—	0.46	—	8.53	23.41	0.69	0.60	0.60	1.35	191,360	33
10-31-20	7.68	0.17	(0.09)	0.08	0.21	—	0.25	0.46	—	7.30	1.19	0.66	0.60	0.60	2.27	151,538	30
10-31-19	7.71	0.17	0.46	0.63	0.09	0.35	0.22	0.66	—	7.68	8.64	0.62	0.62	0.62	2.09	172,864	44
Class C
04-30-24+	6.22	0.11•	0.67	0.78	0.07	—	0.13	0.20	—	6.80	12.62	1.34	1.34	1.34	3.14	22,418	14
10-31-23	6.32	0.11•	0.20	0.31	0.13	—	0.28	0.41	—	6.22	4.71	1.37	1.37	1.37	1.65	27,398	34
10-31-22	8.84	0.08•	(1.74)	(1.66)	0.23	0.62	0.01	0.86	—	6.32	(20.46)	1.44	1.44	1.44	1.04	43,311	44
10-31-21	7.57	0.06•	1.62	1.68	0.41	—	—	0.41	—	8.84	22.42	1.44	1.35	1.35	0.67	84,713	33
10-31-20	7.95	0.12	(0.09)	0.03	0.16	—	0.25	0.41	—	7.57	0.51	1.41	1.35	1.35	1.59	86,216	30
10-31-19	7.98	0.11	0.47	0.58	0.04	0.35	0.22	0.61	—	7.95	7.69	1.37	1.37	1.37	1.39	114,650	44
Class I
04-30-24+	5.91	0.13•	0.65	0.78	0.11	—	0.13	0.24	—	6.45	13.23	0.36	0.33	0.33	4.02	64,317	14
10-31-23	6.03	0.16•	0.20	0.36	0.20	—	0.28	0.48	—	5.91	5.80	0.37	0.35	0.35	2.55	64,922	34
10-31-22	8.48	0.15•	(1.67)	(1.52)	0.30	0.62	0.01	0.93	—	6.03	(19.70)	0.45	0.38	0.38	2.03	68,160	44
10-31-21	7.26	0.14•	1.56	1.70	0.48	—	—	0.48	—	8.48	23.76	0.44	0.29	0.29	1.69	98,557	33
10-31-20	7.64	0.19	(0.09)	0.10	0.23	—	0.25	0.48	—	7.26	1.53	0.41	0.32	0.32	2.59	84,083	30
10-31-19	7.68	0.19	0.45	0.64	0.11	0.35	0.22	0.68	—	7.64	8.88	0.38	0.38	0.38	2.38	103,731	44
Class R
04-30-24+	6.00	0.11•	0.66	0.77	0.08	—	0.13	0.21	—	6.56	12.96	0.84	0.84	0.84	3.44	34	14
10-31-23	6.10	0.12•	0.21	0.33	0.15	—	0.28	0.43	—	6.00	5.27	0.87	0.87	0.87	1.92	30	34
10-31-22	8.56	0.11•	(1.69)	(1.58)	0.25	0.62	0.01	0.88	—	6.10	(20.17)	0.94	0.94	0.94	1.53	138	44
10-31-21	7.32	0.09•	1.58	1.67	0.43	—	—	0.43	—	8.56	23.13	0.94	0.85	0.85	1.07	296	33
10-31-20	7.69	0.15	(0.08)	0.07	0.19	—	0.25	0.44	—	7.32	0.99	0.91	0.85	0.85	2.12	282	30
10-31-19	7.71	0.14	0.47	0.61	0.06	0.35	0.22	0.63	—	7.69	8.44	0.87	0.87	0.87	1.78	353	44
Class R6
04-30-24+	5.91	0.12•	0.66	0.78	0.11	—	0.13	0.24	—	6.45	13.23	0.36	0.33	0.33	3.84	257	14
10-31-23	6.03	0.15•	0.21	0.36	0.20	—	0.28	0.48	—	5.91	5.80	0.37	0.35	0.35	2.36	184	34
10-31-22	8.47	0.14•	(1.65)	(1.51)	0.30	0.62	0.01	0.93	—	6.03	(19.60)	0.45	0.38	0.38	1.94	99	44
10-31-21	7.26	0.12•	1.57	1.69	0.48	—	—	0.48	—	8.47	23.62	1.05	0.29	0.29	1.40	119	33
10-31-20	7.64	0.19	(0.09)	0.10	0.23	—	0.25	0.48	—	7.26	1.53	1.02	0.32	0.32	2.38	64	30
10-31-19	7.69	0.15	0.48	0.63	0.11	0.35	0.22	0.68	—	7.64	8.74	0.98	0.38	0.38	1.95	45	44
Class W
04-30-24+	5.88	0.13•	0.64	0.77	0.11	—	0.13	0.24	—	6.41	13.13	0.34	0.34	0.34	3.99	17,590	14
10-31-23	6.00	0.16•	0.20	0.36	0.20	—	0.28	0.48	—	5.88	5.83	0.37	0.37	0.37	2.59	16,577	34
10-31-22	8.44	0.15•	(1.66)	(1.51)	0.30	0.62	0.01	0.93	—	6.00	(19.67)	0.44	0.44	0.44	2.14	19,542	44
10-31-21	7.24	0.14•	1.54	1.68	0.48	—	—	0.48	—	8.44	23.54	0.44	0.35	0.35	1.66	33,646	33
10-31-20	7.62	0.18	(0.08)	0.10	0.23	—	0.25	0.48	—	7.24	1.54	0.41	0.35	0.35	2.50	32,287	30
10-31-19	7.67	0.18	0.45	0.63	0.11	0.35	0.22	0.68	—	7.62	8.76	0.37	0.37	0.37	2.36	34,984	44

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of the Underlying Funds.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are nine separate active investment series. This report is for Voya Global Diversified Payment Fund (“Global Diversified Payment” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

The investment companies in which the Fund invests are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market

8

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.

C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are declared and paid monthly by the Fund with payments adjusted once a year each January. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

The Fund’s MPP is designed to make level payments once per month throughout each calendar year. Under the MPP, the dollar amount of the Fund’s scheduled monthly payments for a particular year generally will increase or decrease each January based on the Fund’s performance over the previous three years.

9

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Fund's exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including

10

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At April 30, 2024, the maximum amount of loss that the Fund would incur if its counterparties failed to perform would be $306,605 which represents the gross payments to be received on open purchased OTC options, forward foreign currency contracts and total return swaps were they to be unwound as of April 30, 2024. There was no collateral pledged to the Fund at April 30, 2024.

The Fund has credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties.

11

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

The Fund had a liability position of $1,077,318 on open forward foreign currency contracts, total return swaps and written OTC options with credit related contingent features. If a contingent feature would have been triggered as of April 30, 2024, the Fund could have been required to pay this amount in cash to its counterparties. The Fund pledged $1,270,000 in cash collateral at April 30, 2024 for its open OTC derivative transactions.

G. Forward Foreign Currency Transactions and Futures Contracts. The Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the period ended April 30, 2024, the Fund entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Fund used forward foreign currency contracts as part of its tactical currency strategy.

During the period ended April 30, 2024, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $27,641,351 and $27,757,993, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at April 30, 2024.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2024, the Fund used futures to enact tactical positions and to provide the Fund with greater liquidity. The Fund had purchased and sold futures contracts on various equity indices. The Fund also purchased and sold futures contracts on various U.S. Treasury Notes and Bonds. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended April 30, 2024, the Fund had an average notional value on futures contracts purchased and sold of $23,502,355 and $23,280,652, respectively. Please refer to the tables within the Portfolio of Investments for open futures contracts at April 30, 2024.

12

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The Fund may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended April 30, 2024, the Fund has purchased and written options on equity indices in an attempt to manage the Fund’s exposure to a certain equity market and to generate income from option premiums as a means of enhancing payments to shareholders and reducing volatility. Because the performance of the indices underlying each call option are expected to correlate closely with the performance of one or more of the affiliated Underlying Funds, during the term of each call option the Fund will be effectively giving up all or a portion of the benefits it would otherwise realize from a potential increase in the value of such affiliated Underlying Funds. Thus, the Fund’s option strategy may limit the Fund’s ability to benefit from appreciation of the affiliated Underlying Funds. At the same time, the premium received in connection with the sale of call options may partially offset potential declines in value of the affiliated Underlying Funds during periods of declining markets.

During the period ended April 30, 2024, the Fund had an average notional value on purchased and written equity options of $3,998,961 and $19,863,921, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written equity options at April 30, 2024.

I. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount

13

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. The Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended April 30, 2024, the Fund entered into total return swaps on custom equity indices with an average notional amount of $41,849,498 on receiver total return swaps, respectively. Please refer to the tables within the Portfolio of Investments for open total return swaps at April 30, 2024.

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended April 30, 2024, the cost of purchases and the proceeds from sales of investments, excluding short-term securities, were: $36,923,413 and $63,088,388, respectively.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee equal to 0.18% of the Fund’s average daily net assets invested in affiliated Underlying Funds and 0.40% of the Fund’s average daily net assets invested in unaffiliated Underlying Funds or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund (except Class I, Class R6 and Class W) has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”)

14

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A, Class C and Class R shares pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rates of 0.25%, 1.00% and 0.50%, respectively.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2024, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:	$10,334	$—
Contingent Deferred Sales Charges:	$—	$162

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At April 30, 2024, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	6.84%

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in the Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2024, the per account fees for affiliated recordkeeping services paid by the Fund were $4,472.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below(1) :

Class A	Class C	Class I	Class R	Class R6	Class W
1.16%	1.91%	0.85%	1.41%	0.85%	0.91%

(1)	These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Fund will vary based on the Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of April 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:

April 30,
2025	2026	2027	Total
$147,063	$—	$—	$147,063

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of April 30, 2024, are as follows:

	April 30,
	2025	2026	2027	Total
Class I	$53,952	$33,034	$24,229	$111,215
Class R6	418	—	60	478

The Expense Limitation Agreement is contractual through March 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 12, 2023, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of

15

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 23, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the period ended April 30, 2024 as follows:

Approximate
	Approximate	Weighted
	Average	Average
	Daily Balance	Interest Rate
Days	For Days	For Days
Utilized	Utilized	Utilized
6	$1,485,333	6.33%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
4/30/2024	1,554,458	—	822,007	(3,440,674)	—	(1,064,209)	10,154,790	—	5,389,646	(22,523,664)	—	(6,979,228)
10/31/2023	3,422,927	—	1,790,990	(6,009,080)	—	(795,163)	21,632,679	—	11,298,265	(37,939,504)	—	(5,008,560)
Class C
4/30/2024	57,851	—	109,258	(1,275,999)	—	(1,108,890)	388,528	—	747,087	(8,673,197)	—	(7,537,582)
10/31/2023	247,090	—	326,059	(3,019,101)	—	(2,445,952)	1,624,822	—	2,144,139	(19,842,592)	—	(16,073,631)
Class I
4/30/2024	636,288	—	382,849	(2,030,175)	—	(1,011,038)	4,088,537	—	2,487,345	(13,145,706)	—	(6,569,824)
10/31/2023	2,765,684	—	836,250	(3,913,720)	—	(311,786)	17,267,338	—	5,234,701	(24,433,965)	—	(1,931,926)
Class R
4/30/2024	—	—	168	—	—	168	—	—	1,112	—	—	1,112
10/31/2023	—	—	334	(17,926)	—	(17,592)	—	—	2,115	(109,894)	—	(107,779)
Class R6
4/30/2024	12,435	—	1,340	(5,040)	—	8,735	80,455	—	8,710	(32,972)	—	56,193
10/31/2023	16,991	—	1,683	(3,875)	—	14,799	105,895	—	10,504	(23,978)	—	92,421
Class W
4/30/2024	111,054	—	97,898	(285,735)	—	(76,783)	731,085	—	632,405	(1,839,145)	—	(475,655)
10/31/2023	98,625	—	221,361	(754,079)	—	(434,093)	607,921	—	1,378,095	(4,676,983)	—	(2,690,967)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, swaps, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

16

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

Year Ended		Year Ended
October 31, 2023		October 31, 2022
Ordinary	Return of	Ordinary	Long-term	Return of
Income	Capital	Income	Capital Gains	Capital
$8,100,977	$12,423,067	$13,228,565	$29,848,038	$320,965

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of October 31, 2023 were:

Unrealized			Total
Appreciation/	Capital Loss Carryforwards		Distributable
(Depreciation)	Amount	Character	Earnings/(Loss)
$(53,027,629)	$(486,571)	Short-term	$(62,748,726)
	(9,234,526)	Long-term
$(9,721,097)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of April 30, 2024, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision)

(EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Fund’s Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, the Fund’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of the

17

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

NOTE 12 — LIQUIDITY (continued)

Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding the Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether the Fund will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2023 through December 31, 2023, the Program supported the Fund’s ability to honor redemption requests in a timely manner and the Program Administrator’s management of the Fund’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long- term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to April 30, 2024, the Fund declared dividends of:

	Per Share	Payable	Record
	Amount	Date	Date
Class A	$0.0380	June 3, 2024	May 30, 2024
Class C	$0.0340	June 3, 2024	May 30, 2024
Class I	$0.0400	June 3, 2024	May 30, 2024
Class R	$0.0360	June 3, 2024	May 30, 2024
Class R6	$0.0400	June 3, 2024	May 30, 2024
Class W	$0.0400	June 3, 2024	May 30, 2024

Line of Credit Renewal: Effective June 10, 2024, the funds to which the Credit Agreement is available will enter into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Reorganization: On May 22, 2024, the Board approved a proposal to reorganize Global Diversified Payment (the “Merging Fund”) with and into Voya Global Income & Growth Fund (the “Reorganization”), which is not included in this report. The proposed Reorganization is scheduled to be voted on by the shareholders of the Merging Fund at a shareholder meeting held on or about October 10, 2024. If the shareholder approval is obtained, the Reorganization will take place on or about close of business October 25, 2024.

18

NOTES TO FINANCIAL STATEMENTS as of April 30, 2024 (Unaudited) (continued)

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

19

VOYA GLOBAL DIVERSIFIED PAYMENT FUND	PORTFOLIO OF INVESTMENTS
AS OF APRIL 30, 2024 (UNAUDITED)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.1%
106,156	Schwab U.S. TIPS ETF	$5,438,372	2.1
129,476	Vanguard Global ex- U.S. Real Estate ETF	5,259,315	2.0
96,072	Vanguard Real Estate ETF	7,648,292	3.0
	Total Exchange-Traded Funds (Cost $21,403,432)	18,345,979	7.1
MUTUAL FUNDS: 91.4%
	Affiliated Investment Companies: 81.4%
639,594	Voya Floating Rate Fund - Class I	5,289,439	2.0
2,616,773	Voya Global Bond Fund - Class R6	18,422,081	7.1
2,345,311	Voya High Yield Bond Fund - Class R6	15,924,659	6.1
3,749,349	Voya Intermediate Bond Fund - Class R6	31,681,995	12.1
331,037	Voya Large Cap Growth Fund - Class R6	16,919,282	6.5
886,820	Voya Large Cap Value Fund - Class R6	11,750,363	4.5
258,343 (1)	Voya MidCap Opportunities Fund - Class R6	6,538,649	2.5
542,381	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,309,912	2.0
2,828,967	Voya Multi-Manager International Equity Fund - Class I	28,600,859	11.0
2,806,084	Voya Multi-Manager International Factors Fund - Class I	26,152,704	10.0
658,694	Voya Multi-Manager Mid Cap Value Fund - Class I	6,481,548	2.5
1,326,982	Voya Short Duration High Income Fund - Class R6	13,283,092	5.1
574,324	Voya Short Term Bond Fund - Class R6	5,272,297	2.0
543,554	Voya Small Company Fund - Class R6	7,761,945	3.0
1,223,542	Voya U.S. High Dividend Low Volatility Fund - Class R6	13,042,954	5.0
		212,431,779	81.4
	Unaffiliated Investment Companies: 10.0%
470,906	TIAA-CREF S&P 500 Index Fund - Institutional Class	25,984,577	10.0
	Total Mutual Funds (Cost $260,612,086)	238,416,356	91.4

Shares		Value	Percentage of Net Assets
PURCHASED OPTIONS(2): 0.0%
	Total Purchased Options
	(Cost $16,393)	$16,393	0.0
	Total Long-Term Investments (Cost $282,031,911)	256,778,728	98.5
	Total Investments in Securities (Cost $282,031,911)	$256,778,728	98.5
	Assets in Excess of Other Liabilities	4,009,243	1.5
	Net Assets	$260,787,971	100.0

(1)	Non-income producing security.

(2)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

See Accompanying Notes to Financial Statements

20

VOYA GLOBAL DIVERSIFIED PAYMENT FUND	PORTFOLIO OF INVESTMENTS
AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,345,979	$—	$—	$18,345,979
Mutual Funds	238,416,356	—	—	238,416,356
Purchased Options	—	16,393	—	16,393
Total Investments, at fair value	$256,762,335	$16,393	$—	$256,778,728
Other Financial Instruments+
Forward Foreign Currency Contracts	—	203,246	—	203,246
Futures	184,290	—	—	184,290
OTC Total Return Swaps	—	86,966	—	86,966
Total Assets	$256,946,625	$306,605	$—	$257,253,230
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(835,419)	$—	$(835,419)
OTC Total Return Swaps	—	(38,036)	—	(38,036)
Written Options	—	(203,863)	—	(203,863)
Total Liabilities	$—	$(1,077,318)	$—	$(1,077,318)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended April 30, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 10/31/2023	at Cost	at Cost	(Depreciation)	4/30/2024	Income	(Losses)	Distributions
Voya Floating Rate Fund - Class I	$7,990,521	$685,262	$(4,015,075)	$628,731	$5,289,439	$311,469	$(611,237)	$—
Voya Global Bond Fund - Class R6	13,112,025	6,087,973	(1,192,639)	414,722	18,422,081	337,747	(73,102)	—
Voya High Yield Bond Fund - Class
R6	26,333,113	1,258,479	(12,717,270)	1,050,337	15,924,659	628,290	96,414	—
Voya Intermediate Bond Fund -
Class R6	36,670,016	1,660,756	(9,258,212)	2,609,435	31,681,995	848,193	(1,032,768)	—
Voya Large Cap Growth Fund -
Class R6	17,067,350	29,709	(3,252,913)	3,075,136	16,919,282	29,708	1,017,575	—
Voya Large Cap Value Fund -
Class R6	11,844,599	1,083,953	(2,300,761)	1,122,572	11,750,363	87,845	7,239	996,109
Voya MidCap Opportunities Fund -
Class R6	6,594,491	51,441	(1,341,203)	1,233,920	6,538,649	—	44,649	51,443
Voya Multi-Manager Emerging
Markets Equity Fund - Class I	10,346,999	227,427	(6,666,190)	1,401,676	5,309,912	227,428	(197,809)	—
Voya Multi-Manager International
Equity Fund - Class I	23,143,846	5,654,285	(3,293,311)	3,096,039	28,600,859	456,903	134,849	—
Voya Multi-Manager International
Factors Fund - Class I	26,222,066	1,094,113	(4,674,597)	3,511,122	26,152,704	1,094,114	(375,951)	—
Voya Multi-Manager Mid Cap Value
Fund - Class I	6,579,957	71,423	(1,190,800)	1,020,968	6,481,548	71,423	134,091	—

See Accompanying Notes to Financial Statements

21

VOYA GLOBAL DIVERSIFIED PAYMENT FUND	PORTFOLIO OF INVESTMENTS
AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 10/31/2023	at Cost	at Cost	(Depreciation)	4/30/2024	Income	(Losses)	Distributions
Voya Short Duration High Income
Fund - Class R6	$—	$14,232,691	$(931,266)	$(18,333)	$13,283,092	$456,118	$7,071	$—
Voya Short Term Bond Fund -
Class R6	5,341,609	306,390	(397,188)	21,486	5,272,297	131,176	(3,839)	—
Voya Small Company Fund - Class
R6	7,429,784	236,176	(988,345)	1,084,330	7,761,945	38,252	62,633	—
Voya U.S. High Dividend Low
Volatility Fund - Class R6	13,137,627	408,979	(2,034,652)	1,531,000	13,042,954	203,320	(51,158)	170,117
	$211,814,003	$33,089,057	$(54,254,422)	$21,783,141	$212,431,779	$4,921,986	$(841,343)	$1,217,669

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At April 30, 2024, the following forward foreign currency contracts were outstanding for Voya Global Diversified Payment Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
SGD	5,900,000	USD	4,368,817	Brown Brothers Harriman & Co.	05/03/24	$(46,421)
USD	4,178,917	NOK	45,800,000	Morgan Stanley Capital Services LLC	05/03/24	55,838
USD	5,830,167	NZD	9,800,000	Morgan Stanley Capital Services LLC	05/03/24	55,509
USD	9,537,159	GBP	7,600,000	Morgan Stanley Capital Services LLC	05/03/24	40,550
SEK	58,700,000	USD	5,440,159	Morgan Stanley Capital Services LLC	05/03/24	(113,429)
USD	6,774,995	EUR	6,300,000	The Bank of New York Mellon	05/03/24	51,349
JPY	2,391,200,000	USD	15,849,302	The Bank of New York Mellon	05/07/24	(675,569)
						$(632,173)

At April 30, 2024, the following futures contracts were outstanding for Voya Global Diversified Payment Fund:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
Tokyo Price Index (TOPIX)	56	06/13/24	$9,753,796	$68,943
			$9,753,796	$68,943
Short Contracts:
MSCI Emerging Markets Index	(183)	06/21/24	(9,534,300)	82,002
S&P 500 E-Mini	(3)	06/21/24	(760,050)	33,345
			$(10,294,350)	$115,347

At April 30, 2024, the following OTC total return swaps were outstanding for Voya Global Diversified Payment Fund:

		Reference	(Pay)/	Floating						Upfront
Pay/Receive		Entity	Receive	Rate						Payments	Unrealized
Total		Payment	Financing	Payment		Termination	Notional		Fair	Paid/	Appreciation/
Return(1)	Reference Entity	Frequency	Rate	Frequency	Counterparty	Date	Amount		Value	(Received)	(Depreciation)
Receive	JPMorgan JPUSVCO1 Index(2)	Quarterly	(0.06)%	Quarterly	JPMorgan Chase Bank N.A.	08/30/24	USD	8,312,160	$26,030	$—	$26,030
Receive	JPMorgan JPUSVCO2 Index(3)	Quarterly	(0.06)%	Quarterly	JPMorgan Chase Bank N.A.	08/30/24	USD	13,978,053	60,936	—	60,936
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index(4)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/30/24	USD	8,346,434	(28,138)	—	(28,138)
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index(5)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/30/24	USD	6,085,908	(9,898)	—	(9,898)
									$48,930	$—	$48,930

See Accompanying Notes to Financial Statements

22

VOYA GLOBAL DIVERSIFIED PAYMENT FUND	PORTFOLIO OF INVESTMENTS
AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

(2)	The following table represents the individual positions within the total return swap as of April 30, 2024:

	Notional
Reference Entity	Amount*	% of Index
Cash
Cash	$6,480,007	77.96%
Long Futures Contracts
S&P 500® E-Mini, expires 06/21/24	1,852,326	22.28%
Written Call Options
S&P 500® Index, Strike Price $5,165, expires 05/17/24	(20,173)	(0.24)%
Total Notional Amount	$8,312,160	100%

(3)	The following table represents the individual positions within the total return swap as of April 30, 2024:

	Notional
Reference Entity	Amount*	% of Index
Cash
Cash	$11,714,053	83.80%
Long Futures Contracts
S&P 500® E-Mini, expires 06/21/24	2,293,401	16.41%
Written Call Options
S&P 500® Index, Strike Price $5,245 expires 05/31/24	(29,401)	(0.21)%
Total Notional Amount	$13,978,053	100%

(4)	The following table represents the individual positions within the total return swap as of April 30, 2024:

	Notional
Reference Entity	Amount*	% of Index
Cash
Cash	$5,326,610	63.82%
Long Futures Contracts
S&P 500® E-Mini, expires 06/21/24	3,059,659	36.66%
Written Call Options
S&P 500® Index, Strike Price $5,140, expires 05/17/24	(39,835)	(0.48)%
Total Notional Amount	$8,346,434	100%

See Accompanying Notes to Financial Statements

23

VOYA GLOBAL DIVERSIFIED PAYMENT FUND	PORTFOLIO OF INVESTMENTS
AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

(5)	The following table represents the individual positions within the total return swap as of April 30, 2024:

	Notional
Reference Entity	Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 06/21/24	$747,863	12.29%
Written Call Options
S&P 500® Index, Strike Price $5,200, expires 06/21/24	(1,764)	(0.03)%
S&P 500® Index, Strike Price $5,300, expires 05/17/24	(69)	—%
S&P 500® Index, Strike Price $5,400, expires 05/17/24	(14)	—%
S&P 500® Index, Strike Price $5,355, expires 05/17/24	(26)	—%
S&P 500® Index, Strike Price $5,345, expires 05/17/24	(32)	—%
S&P 500® Index, Strike Price $5,295, expires 05/17/24	(76)	—%
S&P 500® Index, Strike Price $5,385, expires 05/17/24	(17)	—%
S&P 500® Index, Strike Price $5,395, expires 05/17/24	(31)	—%
S&P 500® Index, Strike Price $5,325, expires 05/17/24	(88)	—%
S&P 500® Index, Strike Price $5,275, expires 06/21/24	(942)	(0.02)%
S&P 500® Index, Strike Price $5,225, expires 06/21/24	(1,445)	(0.02)%
S&P 500® Index, Strike Price $5,140, expires 05/17/24	(968)	(0.02)%
S&P 500® Index, Strike Price $5,340, expires 05/17/24	(34)	—%
S&P 500® Index, Strike Price $5,360, expires 05/17/24	(49)	—%
S&P 500® Index, Strike Price $5,390, expires 05/17/24	(16)	—%
S&P 500® Index, Strike Price $5,155, expires 05/17/24	(800)	(0.01)%
S&P 500® Index, Strike Price $5,185, expires 05/17/24	(522)	(0.01)%
S&P 500® Index, Strike Price $5,205, expires 05/17/24	(385)	(0.01)%
S&P 500® Index, Strike Price $5,250, expires 06/21/24	(1,177)	(0.02)%
S&P 500® Index, Strike Price $5,350, expires 05/17/24	(57)	—%
S&P 500® Index, Strike Price $5,375, expires 05/17/24	(20)	—%
S&P 500® Index, Strike Price $5,260, expires 06/21/24	(1,076)	(0.02)%
S&P 500® Index, Strike Price $5,260, expires 05/17/24	(147)	—%
S&P 500® Index, Strike Price $5,095, expires 05/17/24	(1,630)	(0.03)%
S&P 500® Index, Strike Price $5,410, expires 05/17/24	(13)	—%
S&P 500® Index, Strike Price $5,245, expires 06/21/24	(1,225)	(0.02)%
	(12,623)	(0.21)%
Cash	5,350,668	87.92%
Total Notional Amount	$6,085,908	100%

*	Notional amount represents the fair value of each underlying component (including the financing rate, if any) allocated to each underlying component on a pro-rata basis.

At April 30, 2024, the following OTC purchased equity options were outstanding for Voya Global Diversified Payment Fund:

			Expiration	Exercise	Number of	Notional
Description	Counterparty	Put/Call	Date	Price	Contracts	Amount	Cost	Fair Value
S&P 500® Index	JPMorgan Chase
	Bank N.A.	Call	05/31/24	USD 5,199.350	794	USD 3,998,338	$16,393	$16,393
							$16,393	$16,393

At April 30, 2024, the following OTC written equity options were outstanding for Voya Global Diversified Payment Fund:

		Put/	Expiration	Exercise	Number of	Notional	Premiums
Description	Counterparty	Call	Date	Price	Contracts	Amount	Received	Fair Value
	JPMorgan Chase
S&P 500® Index	Bank N.A.	Call	05/31/24	USD 5,048.280	794	USD 3,998,338	$64,173	$(64,173)
	JPMorgan Chase
S&P 500® Index	Bank N.A.	Call	05/31/24	USD 5,098.640	1,569	USD 7,900,998	84,541	(84,541)

See Accompanying Notes to Financial Statements

24

VOYA GLOBAL DIVERSIFIED PAYMENT FUND	PORTFOLIO OF INVESTMENTS
AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

		Put/	Expiration	Exercise	Number of	Notional	Premiums
Description	Counterparty	Call	Date	Price	Contracts	Amount	Received	Fair Value
	JPMorgan Chase
S&P 500® Index	Bank N.A.	Call	05/31/24	USD 5,148.990	1,569	USD 7,900,997	$55,149	$(55,149)
							$203,863	$(203,863)

Currency Abbreviations:			Currency Abbreviations:

EUR	—	EU Euro	NZD	—	New Zealand Dollar
GBP	—	British Pound	SEK	—	Swedish Krona
JPY	—	Japanese Yen	SGD	—	Singapore Dollar
NOK	—	Norwegian Krone	USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Investments in securities at value*	$16,393
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	203,246
Equity contracts	Variation margin receivable on futures contracts**	184,290
Equity contracts	Unrealized appreciation on OTC swap agreements	86,966
Total Asset Derivatives		$490,895
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$835,419
Equity contracts	Unrealized depreciation on OTC swap agreements	38,036
Equity contracts	Written options, at fair value	203,863
Total Liability Derivatives		$1,077,318

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Equity contracts	$302,357	$—	$2,468,121	$(85,031)	$(2,257,977)	$427,470
Foreign exchange contracts	—	(996,737)	—	—	—	(996,737)
Interest rate contracts	—	—	114,333	—	—	114,333

Total	$302,357	$(996,737)	$2,582,454	$(85,031)	$(2,257,977)	$(454,934)

See Accompanying Notes to Financial Statements

25

VOYA GLOBAL DIVERSIFIED PAYMENT FUND	PORTFOLIO OF INVESTMENTS
AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
Instruments	Investments*	contracts	Futures	Swaps	options	Total
Equity contracts	$774	$—	$737,251	$9,606	$(1,700)	$745,932
Foreign exchange contracts	—	(263,627)	—	—	—	(263,627)
Interest rate contracts	—	—	(129,353)	—	—	(129,354)
Total	$774	$(263,627)	$607,898	$9,606	$(1,700)	$352,951

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2024:

	Brown		Morgan
	Brothers	JPMorgan	Stanley	The Bank
	Harriman &	Chase Bank	Capital	of New York
	Co.	N.A.	Services LLC	Mellon	Total
Assets:
Purchased options	$—	$16,393	$—	$—	$16,393
Forward foreign currency contracts	—	—	151,897	51,349	203,246
OTC total return swaps	—	86,966	—	—	86,966
Total Assets	$—	$103,359	$151,897	$51,349	$306,605
Liabilities:
Forward foreign currency contracts	$46,421	$—	$113,429	$675,569	$835,419
OTC total return swaps	—	—	38,036	—	38,036
Written options	—	203,863	—	—	203,863
Total Liabilities	$46,421	$203,863	$151,465	$675,569	$1,077,318
Net OTC derivative instruments by counterparty, at fair value	$(46,421)	$(100,504)	$432	$(624,220)	$(770,713)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$100,504	$—	$590,000	$690,504
Net Exposure(1)(2)	$(46,421)	$—	$432	$(34,220)	$(80,209)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At April 30, 2024, the Fund had pledged $680,000 in cash collateral to JPMorgan Chase Bank N.A. Excess cash collateral is not shown for financial reporting purposes.

At April 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $281,554,539.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$7,392,645
Gross Unrealized Depreciation	(32,771,214)
Net Unrealized Depreciation	$(25,378,569)

See Accompanying Notes to Financial Statements

26

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 16, 2023, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Global Diversified Payment Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2024.

In addition to the Board meeting on November 16, 2023, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2023 and November 14, 2023. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was determined to not be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program,

27

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Fund does not have management fee breakpoints, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Fund through such fee waivers, expense reimbursements, or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to the Fund, the

28

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2023, November 14, 2023, and/or November 16, 2023 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2023. In addition, the Board also considered at its October 9, 2023, November 14, 2023, and/or November 16, 2023 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the second quintile of its Morningstar, Inc. category for the year-to-date period, the third quintile for the three-year and ten-year periods, and the fourth quintile for the one-year and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of asset allocation on the Fund’s performance; (2) the competitiveness of the Fund’s performance during certain periods; (3) its confidence in the Sub-Adviser’s ability to execute the Fund’s investment objective; and (4) the recent changes to the Fund’s portfolio management team.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fifth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the third quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group.

In analyzing this fee data, the Board took into account: (1) that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding

29

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

its belief that the Fund’s pricing is competitive.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2024.

30

ADDITIONAL INFORMATION (Unaudited)

MANAGED PAYMENT POLICY

The Fund’s Managed Payment Policy is designed to provide investors with regular cash flows from their investment. The policy provides for 12 level monthly payments throughout each calendar year. This payment policy enables investors to target the total dollar amount of the monthly payments they receive from their holdings in the Fund each year by purchasing the number of shares that will translate into their target monthly payment amount.

For the calendar year 2024, the Fund will make a level monthly payment of $0.038 per share for Class A shares, $0.034 per share for Class C shares, $0.040 per share for Class I shares, $0.036 per share for Class R shares, $0.040 per share for Class R6 shares and $0.040 per share for Class W shares. The level monthly payment amount for calendar year 2023 will be the product of: (i) the annual payment rate (“Annual Payment Rate”) of 6.50% for Class A shares, 5.60% for Class C shares, 6.81% for Class I shares, 6.15% for Class R shares, 6.81% for Class R6 shares and 6.75% for Class W shares, divided by 12; and (ii) the trailing average account value (“Trailing Average Account Value”). Therefore, investors holding 10,000 shares would generate a monthly payment of $380 from their holdings in Class A shares, $340 from their holdings in Class C shares, $400 from their holdings in Class I shares, $360 from holdings in Class R shares, $400 from holdings in Class R6 shares and $400 from holdings in Class W shares from the Fund during 2023.

The required investment to generate a given amount of payment will vary from year to year depending on monthly level payment determined for that year. In order to provide investors with greater predictability of their monthly payment streams, the Fund’s Managed Payment Policy seeks to deliver stable monthly payments per share over time by basing the annual reset on: (i) an Annual Payment Rate determined by the Fund’s Sub-Adviser; and (ii) the Fund’s performance over the previous three years.

Each January the Sub-Adviser will determine and announce a new level monthly payment per share for the calendar year based on: (i) the Annual Payment Rate, for the Fund’s shares; and (ii) the Trailing Average Account Value which will vary for the Fund’s shares.

While the Fund’s level monthly payment amount per share will not change within a calendar year, it may increase or decrease from one year to the next because it is based on the Annual Payment Rate and the Trailing Average Account Value, one or both of which may change from year to year.

Please note that the Fund’s Managed Payment Policy is not designed to generate, and is not expected to result in, payments that equal a fixed percentage of the Fund’s current NAV per share or a fixed percentage of a shareholder’s current account value. Instead, Fund shareholders are expected to receive a monthly payment that is equal to the monthly payment per share (as determined under the Managed Payment Policy) times the number of shares they own on the record date.

MONTHLY PAYMENTS AND ADDITIONAL DISTRIBU-TIONS

In each calendar year, the Fund’s 12 scheduled level payments per share are made monthly, on the last business day of each month. Shareholders can choose to receive their 12 scheduled monthly payments in cash or to automatically reinvest their payments in additional Fund shares. Because the level monthly payment per share will be fixed during a calendar year, investors will receive 12 fixed monthly payments during the calendar year, unless the number of Fund shares they hold changes because of purchases, redemptions, or reinvestment of payments. If the investor elects to reinvest the monthly payments in additional Fund shares, this will increase the number of Fund shares owned by the investor and will therefore proportionally increase the total dollar amount of the monthly payment.

The Fund generally expects to distribute to shareholders substantially all of its net income, as well as substantially all of its net capital gains. In addition to these regular monthly payments, an additional distribution may be made in December and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. As these additional income or capital gains distributions (“Special Distributions”) are not factored into the Fund’s managed payment objectives, each Special Distribution will be automatically reinvested in additional Fund shares unless a shareholder elects to receive the Special Distributions in cash. These additional shares can be redeemed under the same terms and conditions as any other shares of the Fund. The shares received with respect to a Special Distribution are included in the calculation of the Trailing Average Account Value used in resetting the level payment amount each January and redemption of such shares, or election to receive the Special Distributions in cash, will decrease the aggregate monthly payments received in the future. Both level monthly payments and Special Distributions (which are reinvested and received by you as additional shares in the Fund) will normally be taxable as either ordinary income or long-term capital gain.

RETURN OF CAPITAL

Pursuant to the Fund’s Managed Payment Policy, a portion of each monthly payment that the Fund makes may be treated as a return of capital. Each month, the Fund will provide disclosures with payments made that estimate the percentages of the year- to-date payments through the

31

ADDITIONAL INFORMATION (Unaudited) (continued)

preceding month that represent net investment income, other income or capital gains, and return of capital, if any. At the end of the year, the Fund may be required, under applicable law, to re-characterize payments over the course of the year across ordinary income, capital gains, and return of capital, if any, for purposes of tax reporting to shareholders. The portion of the Fund’s payments, if any, that represent a return of capital as determined at the end of the year, will have the effect of reducing your cost basis in the Fund’s shares and are generally not taxable until your cost basis has been reduced to zero. Such basis adjustment may increase the amount of capital gain, if any, or decrease the amount of capital loss, if any, that you will realize when selling or exchanging the shares.

32

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes& Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com	163309 (0424)

Semi-Annual Report

April 30, 2024

Voya VACS Series EME Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Shareholder Expense Example	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	6
Portfolio of Investments	16

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, fund reports, and proxy statements.
Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180 or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov.

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	November 1,	April 30,	Expense	April 30,	November 1,	April 30,	Expense	April 30,
	2023	2024	Ratio	2024*	2023	2024	Ratio	2024*
Voya VACS Series EME Fund	$1,000.00	$1,160.40	0.18%	$0.97	$1,000.00	$1,023.97	0.18%	$0.91

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

1

STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 2024 (UNAUDITED)

ASSETS:
Investments in securities at fair value+*	$201,117,571
Short-term investments at fair value†	4,831,889
Cash	15,924
Cash collateral for futures contracts	19,824
Foreign currencies at value‡	23,847
Receivables:
Investment securities and currencies sold	114,407
Fund shares sold	23,378
Dividends	406,284
Interest	7
Foreign tax reclaims	9,734
Unrealized appreciation on forward foreign currency contracts	56
Prepaid offering expense	3,548
Reimbursement due from Investment Adviser	38,410
Other assets	301
Total assets	206,605,180

LIABILITIES:
Payable for investment securities and currencies purchased	336,216
Payable for fund shares redeemed	74,903
Payable upon receipt of securities loaned	1,274,986
Variation margin payable on futures contracts	9,147
Payable to trustees under the deferred compensation plan (Note 5)	301
Payable for trustee fees	567
Payable for foreign capital gains tax	358,378
Other accrued expenses and liabilities	167,701
Total liabilities	2,222,199
NET ASSETS	$204,382,981

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$192,434,604
Total distributable earnings	11,948,377
NET ASSETS	$204,382,981

+ Including securities loaned at value	$1,215,081
* Cost of investments in securities	$190,195,769
† Cost of short-term investments	$4,831,889
‡ Cost of foreign currencies	$25,825

Net assets	$204,382,981
Shares authorized	unlimited
Par value	—
Shares outstanding	18,930,779
Net asset value and redemption price per share	$10.80

See Accompanying Notes to Financial Statements

2

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2024 (UNAUDITED)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,718,503
Interest	5,391
Securities lending income, net	14,075
Other	545
Total investment income	2,738,514

EXPENSES:
Transfer agent fees	376
Shareholder reporting expense	2,730
Registration fees	6,737
Professional fees	62,136
Custody and accounting expense	101,000
Trustee fees	2,836
Offering expense	17,452
Miscellaneous expense	21,388
Interest expense	26,626
Total expenses	241,281
Waived and reimbursed fees	(38,410)
Net expenses	202,871
Net investment income	2,535,643

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	635,312
Foreign currency related transactions	(158,829)
Futures	46,645
Net realized gain	523,128

Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	30,459,136
Forward foreign currency contracts	56
Foreign currency related transactions	(3,550)
Futures	13,090
Net change in unrealized appreciation (depreciation)	30,468,732
Net realized and unrealized gain	30,991,860
Increase in net assets resulting from operations	$33,527,503

* Foreign taxes withheld	$320,923
^ Foreign capital gains taxes withheld	$364,647
# Change in foreign capital gains taxes accrued	$358,378

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2024	June 7, 2023 to
	(Unaudited)	October 31, 2023(1)
FROM OPERATIONS:
Net investment income	$2,535,643	$2,046,044
Net realized gain	523,128	416,790
Net change in unrealized appreciation (depreciation)	30,468,732	(19,911,042)
Increase (decrease) in net assets resulting from operations	33,527,503	(17,448,208)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(4,130,918)	—
Total distributions	(4,130,918)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	35,809,932	252,114,264
Reinvestment of distributions	4,130,918	—
	39,940,850	252,114,264
Cost of shares redeemed	(83,569,672)	(16,050,838)
Net increase (decrease) in net assets resulting from capital share transactions	(43,628,822)	236,063,426
Net increase (decrease) in net assets	(14,232,237)	218,615,218

NET ASSETS:
Beginning of year or period	218,615,218	—
End of year or period	$204,382,981	$218,615,218

(1)    Commencement of operations.

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
04-30-24+	9.47	0.12•	1.34	1.46	0.13	—	—	0.13	—	10.80	16.04	0.21	0.18	0.18	2.25	204,383	17
06-07-23(4)-
10-31-23	10.00	0.11•	(0.64)	(0.53)	—	—	—	—	—	9.47	(5.30)	0.17	0.15	0.15	2.61	218,615	11

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

5

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2024 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are nine separate active investment series. This report is for Voya VACS Series EME Fund (“EME” or the “Fund”), a diversified series of the Trust.

The Fund’s shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in the Fund may only be made by “accredited investors,” as defined in Regulation D under the 1933 Act.

The Fund does not have a share class designation. All shareholders are allocated the common expenses of the Fund and earn income and realized gains/losses from the Fund. Expenses that are specific to the Fund are charged directly to the Fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as one of the multiple sub-advisers to the Fund. Voya IM serves as one of the multiple sub-advisers for the Fund. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

6

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B.	Securities Transactions and Revenue Recognition.

Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars.

Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2) Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from

7

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and pays dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater

8

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign

9

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At April 30, 2024, the maximum amount of loss that the Fund would incur if its counterparties failed to perform would be $56 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of April 30, 2024. There was no collateral pledged to the Fund at April 30, 2024.

H. Forward Foreign Currency Transactions and Futures Contracts. The Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the period ended April 30, 2024, the Fund entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Fund used forward foreign currency contracts as part of its tactical currency strategy.

During the period ended April 30, 2024, the Fund had average contract amounts on forward foreign currency contracts to sell of $83,843. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at April 30, 2024.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2024, the Fund used futures to enact tactical positions and to provide the Fund with greater liquidity. The Fund had purchased and sold futures contracts on various equity indices. The Fund also purchased and sold futures contracts on various U.S. Treasury Notes and Bonds. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended April 30, 2024, the Fund had an average notional value on futures contracts purchased of $702,827. Please refer to the tables within the Portfolio of Investments for open futures contracts during the period ended April 30, 2024.

10

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Securities Lending. The Fund has the option to temporarily loan securities representing up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Fund. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.

J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended April 30, 2024, the cost of purchases and the proceeds from the sales of investments, excluding short-term securities, were as follows:

Purchases	Sales
$38,542,756	$85,017,114

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. There is no management fee charged per the Management Agreement for EME.

The Investment Adviser has entered into sub-advisory agreements with Delaware Investments Fund Advisers, Sustainable Growth Advisers, LP and Voya IM. These sub-advisers provide investment advice for the Fund and are paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the

Board or the Investment Adviser may determine, the sub-advisers manage the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At April 30, 2024, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Investment Trust Co.	91.34%

The Investment Advisor may direct the Fund’s Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate the Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Fund. Any amount credited to the Fund is reflected as brokerage commission recapture on the accompanying Statement of Operations.

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2024, there were no account fees for affiliated recordkeeping services paid by the Fund.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund to limit expenses, excluding interest,

11

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 6 — EXPENSE LIMITATION AGREEMENT (continued)

taxes, investment-related costs, leverage expenses and extraordinary expenses to 0.15% of the average net assets.

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of April 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Advisor and the related expiration dates are as follows:

April 30,
2025	2026	2027	Total
$—	$—	$48,109	$48,109

The Expense Limitation Agreement is contractual through March 1, 2025 and the Expense Limitation Agreement shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective June 12, 2023, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the period ended April 30, 2024:

Approximate
	Approximate	Weighted
	Average	Average
	Daily Balance	Interest Rate
Days	For Days	For Days
Utilized	Utilized	Utilized
20	$7,571,400	6.33%

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
4/30/2024	3,436,556	—	412,679	(7,993,187)	—	(4,143,952)	35,809,932	—	4,130,918	(83,569,672)	—	(43,628,822)
6/07/2023(1)-
10/31/2023	24,690,627	—		(1,615,896)	—	23,074,731	252,114,264	—		(16,050,838)	—	236,063,426

(1)    Commencement of operations.

NOTE 9 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Fund at its last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with

12

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 9 — SECURITIES LENDING (continued)

BNY. The Fund bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Fund indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

NOTE 10 — FEDERAL INCOME TAXES

Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following table represents a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of April 30, 2024:

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Merrill Lynch
International	$547,343	$(547,343)	$—
Mizuho Securities
USA LLC.	667,738	(667,738)	—
Total	$1,215,081	$(1,215,081)	$—

(1) Cash Collateral with a fair value of $1,274,986 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs) and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax-basis components of distributable earnings as of October 31, 2023 were:

Undistributed	Unrealized	Total
Ordinary	Appreciation/	Distributable
Income	(Depreciation)	Earnings/(Loss)
$2,982,497	$(20,430,705)	$(17,448,208)

At October 31, 2023, the Fund did not have any capital loss carryforward for U.S. federal income tax purposes.

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of April 30, 2024, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

13

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Fund’s Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, the Fund’s liquidity risk.

The Program includes a number of elements that support the

management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding the Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether the Fund will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2023 through December 31, 2023, the Program supported the Fund’s ability to honor redemption requests in a timely manner and the Program Administrator’s management of the Fund’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore

14

NOTES TO FINANCIAL STATEMENTS AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL (continued)

could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

NOTE 14 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 10, 2024, the funds to which the Credit Agreement is available will enter into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

15

VOYA VACS SERIES EME FUND	PORTFOLIO OF INVESTMENTS
AS OF APRIL 30, 2024 (UNAUDITED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.8%
	Brazil: 7.1%
30,166	Ambev SA	$70,817	0.0
56,689	B3 SA - Brasil Bolsa Balcao	117,361	0.0
325,968	Banco Bradesco SA, ADR	880,114	0.4
69,651	Banco Santander Brasil SA, ADR	387,259	0.2
28,133	BB Seguridade Participacoes SA	174,456	0.1
143,532 (1)	BRF SA, ADR	472,220	0.2
4,924	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	77,275	0.0
14,048	Energisa S/A	122,311	0.0
202,394	Itau Unibanco Holding SA, ADR	1,224,484	0.6
40,321	JBS S/A	182,091	0.1
33,994	Klabin SA	150,572	0.1
14,690	Petroleo Brasileiro SA	125,382	0.1
132,063	Petroleo Brasileiro SA - Foreign, ADR	2,241,109	1.1
320,518	Raia Drogasil SA	1,582,652	0.8
40,840	Rumo SA	158,795	0.1
7,549	Suzano SA	84,989	0.0
14,496	Telefonica Brasil SA	133,246	0.1
64,531	Telefonica Brasil SA, ADR	596,266	0.3
40,548	TIM SA/Brazil	138,060	0.1
34,756	TIM SA/Brazil, ADR	591,895	0.3
176,866	TOTVS SA	942,813	0.5
126,251	Vale SA, ADR	1,536,475	0.7
16,628	Vale SA - Foreign	202,542	0.1
74,449	Vibra Energia SA	336,502	0.2
100,412	XP, Inc. - Class A	2,055,434	1.0
		14,585,120	7.1
	Chile: 0.5%
63,284	Cencosud SA	108,441	0.0
25,990	Empresas Copec SA	185,467	0.1
2,466,302	Enel Chile SA	146,429	0.1
14,287 (2)	Sociedad Quimica y Minera de Chile SA, ADR	652,773	0.3
		1,093,110	0.5
	China: 14.3%
359,300	Alibaba Group Holding Ltd.	3,364,149	1.6
69,550 (1)	Baidu, Inc. - Class A	901,061	0.4
3,351 (1)	BeiGene Ltd., ADR	515,853	0.3
4,000	BYD Co. Ltd. - Class H	109,650	0.1
960,000 (3)	CGN Power Co. Ltd. - Class H	321,896	0.2
133,000	China Construction Bank Corp. - Class H	86,050	0.0
537,018	China Mengniu Dairy Co. Ltd.	1,112,421	0.5
912,000	China Petroleum & Chemical Corp. - Class H	544,375	0.3
25,500	China Shenhua Energy Co. Ltd. - Class H	105,837	0.1
83,500	COSCO SHIPPING Holdings Co. Ltd. - Class H	108,035	0.1

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	China (continued)
144,000	CSPC Pharmaceutical Group Ltd.	$118,243	0.1
323,516	H World Group Ltd.	1,203,697	0.6
56,200	Haier Smart Home Co. Ltd. - Class H	208,166	0.1
144,500	Hengan International Group Co. Ltd.	485,111	0.2
159,400	Inner Mongolia Yitai Coal Co. Ltd. - Class B	309,798	0.1
82,500 (1)(3)	Innovent Biologics, Inc.	399,380	0.2
24,967 (1)	iQIYI, Inc., ADR	121,090	0.1
79,550	JD.com, Inc. - Class A	1,146,186	0.6
11,500	Kweichow Moutai Co. Ltd. - Class A	2,696,212	1.3
21,100 (1)(3)	Meituan - Class B	288,111	0.1
6,600	NetEase, Inc.	123,715	0.1
320,000	People's Insurance Co. Group of China Ltd. - Class H	105,032	0.0
1,502,000	PetroChina Co. Ltd. - Class H	1,399,476	0.7
140,000	PICC Property & Casualty Co. Ltd. - Class H	173,934	0.1
96,000	Shenzhen International Holdings Ltd.	76,945	0.0
19,400	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	814,557	0.4
288,000 (2)	Shougang Fushan Resources Group Ltd.	109,715	0.1
103,242	Tencent Holdings Ltd.	4,530,589	2.2
350,000	Tingyi Cayman Islands Holding Corp.	386,294	0.2
23,131 (1)	Trip.com Group Ltd., ADR	1,116,302	0.5
86,000 (2)	Tsingtao Brewery Co. Ltd. - Class H	619,751	0.3
761,000	Uni-President China Holdings Ltd.	584,659	0.3
29,680	Weibo Corp. - Class A	259,135	0.1
117,400	Wuliangye Yibin Co. Ltd. - Class A	2,427,834	1.2
295,600	Yangzijiang Shipbuilding Holdings Ltd.	379,436	0.2
36,000	Yankuang Energy Group Co. Ltd. - Class H	78,097	0.0
50,079	Yum China Holdings, Inc.	1,874,731	0.9
		29,205,523	14.3
	France: 0.7%
3,167	L'Oreal SA	1,484,860	0.7

	Germany: 0.5%
4,115	adidas AG	991,647	0.5

	Greece: 0.6%
6,911	GEK Terna Holding Real Estate Construction SA	123,137	0.1
10,137	Hellenic Telecommunications Organization SA	153,998	0.1
11,943	Helleniq Energy Holdings SA	107,064	0.0

See Accompanying Notes to Financial Statements

16

VOYA VACS SERIES EME FUND	PORTFOLIO OF INVESTMENTS
AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Greece (continued)
4,271	Jumbo SA	$133,003	0.1
3,791	Motor Oil Hellas Corinth Refineries SA	109,883	0.0
10,449	Mytilineos SA	423,918	0.2
10,282	OPAP SA	171,288	0.1
		1,222,291	0.6
	Hong Kong: 2.3%
323,425	AIA Group Ltd.	2,368,881	1.2
37,500	Beijing Enterprises Holdings Ltd.	120,058	0.0
1,149,008 (3)	Budweiser Brewing Co. APAC Ltd.	1,598,490	0.8
720,000	Kunlun Energy Co. Ltd.	697,953	0.3
		4,785,382	2.3
	Hungary: 0.3%
50,655	Magyar Telekom Telecommunications PLC	127,752	0.1
24,976	MOL Hungarian Oil & Gas PLC	204,968	0.1
11,324	Richter Gedeon Nyrt	288,366	0.1
		621,086	0.3
	India: 17.5%
1,775	AIA Engineering Ltd.	80,552	0.0
2,180	Alkem Laboratories Ltd.	126,225	0.1
14,130	Ambuja Cements Ltd.	104,753	0.0
33,071	Asian Paints Ltd.	1,137,574	0.6
1,310	Bajaj Auto Ltd.	139,853	0.1
13,171	Bajaj Finance Ltd.	1,092,564	0.5
59,347	Bharat Electronics Ltd.	165,956	0.1
54,235	Bharat Petroleum Corp. Ltd.	394,645	0.2
6,649	Bharti Airtel Ltd.	105,245	0.0
260	Bosch Ltd.	91,411	0.0
1,614	Britannia Industries Ltd.	92,248	0.0
33,942	Castrol India Ltd.	85,491	0.0
11,763	Cipla Ltd./India	196,916	0.1
59,554	Coal India Ltd.	323,792	0.2
2,020	Coforge Ltd.	123,006	0.1
5,727	Colgate-Palmolive India Ltd.	193,811	0.1
8,965	Container Corp. Of India Ltd.	110,116	0.1
10,963	Coromandel International Ltd.	158,512	0.1
3,992	Cummins India Ltd.	156,303	0.1
1,920	Divi's Laboratories Ltd.	91,934	0.0
3,947	Dr Reddy's Laboratories Ltd.	292,898	0.1
3,323	Eicher Motors Ltd.	182,943	0.1
35,815	Exide Industries Ltd.	202,609	0.1
96,156	GAIL India Ltd.	240,209	0.1
3,237	Grasim Industries Ltd.	93,333	0.0
4,755	Havells India Ltd.	94,637	0.0
55,887	HCL Technologies Ltd.	911,796	0.4
3,410 (3)	HDFC Asset Management Co. Ltd.	158,971	0.1
43,000	HDFC Bank Ltd.	780,905	0.4
55,510	HDFC Bank Ltd., ADR	3,197,376	1.6
5,684	Hero MotoCorp Ltd.	308,482	0.1

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	India (continued)
43,812	Hindalco Industries Ltd.	$336,948	0.2
2,502	Hindustan Aeronautics Ltd.	118,073	0.1
25,701	Hindustan Petroleum Corp. Ltd.	152,451	0.1
12,773	Indian Hotels Co. Ltd.	88,018	0.0
167,402	Indian Oil Corp. Ltd.	338,049	0.2
22,849	Indraprastha Gas Ltd.	128,192	0.1
1,524	Info Edge India Ltd.	110,221	0.1
56,521	Infosys Ltd.	954,330	0.5
156,654	Infosys Ltd. - Foreign, ADR	2,617,688	1.3
2,903 (1)(3)	InterGlobe Aviation Ltd.	138,426	0.1
11,571	JSW Steel Ltd.	121,911	0.1
3,362	Larsen & Toubro Ltd.	144,519	0.1
1,331 (3)	LTIMindtree Ltd.	74,757	0.0
5,707	Mahindra & Mahindra Ltd.	147,206	0.1
1,342	Maruti Suzuki India Ltd.	205,889	0.1
13,341	Max Healthcare Institute Ltd.	134,063	0.1
3,605	Mphasis Ltd.	99,566	0.0
126	MRF Ltd.	200,562	0.1
4,274	Nestle India Ltd.	128,295	0.1
51,528	NMDC Ltd.	156,371	0.1
55,452	NTPC Ltd.	240,991	0.1
83,363	Oil & Natural Gas Corp. Ltd.	281,413	0.1
18,031	Oil India Ltd.	133,318	0.1
2,916	Persistent Systems Ltd.	117,305	0.1
76,543	Petronet LNG Ltd.	284,112	0.1
3,115	Phoenix Mills Ltd.	117,483	0.1
2,581	PI Industries Ltd.	112,803	0.1
67,871	Power Grid Corp. of India Ltd.	244,796	0.1
277,868	Reliance Industries Ltd.	9,754,353	4.8
332,226 (1)	Reliance Strategic Investments Ltd.	1,496,063	0.7
1,440	Siemens Ltd.	100,611	0.0
7,162	Sun Pharmaceutical Industries Ltd.	128,667	0.1
2,201	Supreme Industries Ltd.	133,303	0.1
48,311	Tata Consultancy Services Ltd.	2,204,920	1.1
79,985	Tata Consumer Products Ltd.	1,059,183	0.5
20,419	Tata Power Co. Ltd.	109,584	0.0
137,364	Tata Steel Ltd.	270,770	0.1
17,338	Tech Mahindra Ltd.	261,175	0.1
2,350	Titan Co. Ltd.	100,832	0.0
11,485	Torrent Power Ltd.	207,052	0.1
1,709	Trent Ltd.	90,209	0.0
1,220	UltraTech Cement Ltd.	145,503	0.1
50,435	Vedanta Ltd.	240,709	0.1
17,430	Wipro Ltd.	95,989	0.0
7,355	Zydus Lifesciences Ltd.	84,007	0.0
		35,845,752	17.5
	Indonesia: 1.8%
3,481,800	Astra International Tbk PT	1,098,701	0.5
3,233,727	Bank Central Asia Tbk PT	1,944,390	1.0
232,700	Bank Mandiri Persero Tbk PT	98,357	0.0

See Accompanying Notes to Financial Statements

17

VOYA VACS SERIES EME FUND	PORTFOLIO OF INVESTMENTS
AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Indonesia (continued)
203,800	Bank Rakyat Indonesia Persero Tbk PT	$61,691	0.0
843,300	Telkom Indonesia Persero Tbk PT	163,481	0.1
1,439,800	Unilever Indonesia Tbk PT	231,877	0.1
88,900	United Tractors Tbk PT	135,492	0.1
		3,733,989	1.8
	Japan: 0.9%
7,341	Fast Retailing Co. Ltd.	1,919,444	0.9

	Kuwait: 0.1%
69,056	Mobile Telecommunications Co. KSCP	109,136	0.1

	Malaysia: 0.8%
96,500	CELCOMDIGI BHD	83,764	0.0
93,000	CIMB Group Holdings Bhd	128,529	0.1
96,700	Gamuda Bhd	107,591	0.1
78,100	Genting Bhd	73,819	0.0
74,700	MISC Bhd	124,591	0.1
39,000	Petronas Gas Bhd	147,093	0.1
165,500	Sime Darby Bhd	96,891	0.0
78,600	Telekom Malaysia Bhd	101,945	0.0
209,600	Tenaga Nasional Bhd	525,262	0.3
177,200	YTL Corp. Bhd	114,568	0.1
99,900	YTL Power International Bhd	95,769	0.0
		1,599,822	0.8
	Mexico: 7.0%
155,560	Alfa SAB de CV - Class A	113,873	0.1
25,290 (1)	Alsea SAB de CV	105,850	0.1
55,514	America Movil SAB de CV - Foreign, ADR	1,058,097	0.5
11,138	Arca Continental SAB de CV	108,358	0.1
338,862 (1)	Cemex SAB de CV	268,032	0.1
89,931 (1)	Cemex SAB de CV - Foreign, ADR	711,354	0.3
31,293	Coca-Cola Femsa SAB de CV	309,793	0.1
8,154	Coca-Cola Femsa SAB de CV - Foreign, ADR	808,469	0.4
43,494	Corp Inmobiliaria Vesta SAB de CV	154,038	0.1
13,884	El Puerto de Liverpool SAB de CV - Class C1	111,010	0.1
79,573	Fibra Uno Administracion SA de CV	113,896	0.1
24,053	Fomento Economico Mexicano SAB de CV	282,895	0.1
38,802	Fomento Economico Mexicano SAB de CV - Foreign, ADR	4,565,443	2.2
13,198	GCC SAB de CV	148,646	0.1
9,279	Gruma SAB de CV - Class B	182,002	0.1
11,267	Grupo Aeroportuario del Centro Norte SAB de CV	124,478	0.1

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Mexico (continued)
9,662	Grupo Aeroportuario del Pacifico SAB de CV - Class B	$176,514	0.1
4,860	Grupo Aeroportuario del Sureste SAB de CV - Class B	167,355	0.1
19,180	Grupo Bimbo SAB de CV	80,188	0.0
26,235	Grupo Comercial Chedraui SA de CV	193,178	0.1
123,051	Grupo Financiero Banorte SAB de CV - Class O	1,220,544	0.6
31,676 (1)	Grupo Financiero Inbursa SAB de CV - Class O	87,295	0.0
22,861	Grupo Mexico SAB de CV	141,270	0.1
118,972	Grupo Televisa SAB, ADR	347,398	0.2
34,993 (1)	Ollamani SAB	71,515	0.0
63,197	Orbia Advance Corp. SAB de CV	103,442	0.0
45,175	Prologis Property Mexico SA de CV	177,422	0.1
10,514	Promotora y Operadora de Infraestructura SAB de CV	105,313	0.0
595,323	Wal-Mart de Mexico SAB de CV	2,218,897	1.1
		14,256,565	7.0
	Netherlands: 1.0%
18,809	Heineken NV	1,830,487	0.9
14,006	NEPI Rockcastle NV	94,508	0.1
		1,924,995	1.0
	Peru: 0.6%
31,499	Cia de Minas Buenaventura SAA, ADR	544,933	0.3
4,150	Credicorp Ltd.	687,281	0.3
		1,232,214	0.6
	Philippines: 0.2%
414,500	DMCI Holdings, Inc.	79,501	0.0
28,320	International Container Terminal Services, Inc.	162,267	0.1
13,790	Manila Electric Co.	88,085	0.1
		329,853	0.2
	Qatar: 0.2%
30,620	Ooredoo QPSC	84,014	0.0
23,298	Qatar Fuel QSC	92,526	0.1
15,277	Qatar Islamic Bank SAQ	76,720	0.0
69,038	Qatar Navigation QSC	200,274	0.1
		453,534	0.2
	Romania: 0.1%
1,179,985	OMV Petrom SA	174,852	0.1

	Saudi Arabia: 0.9%
30,874	Abdullah Al Othaim Markets Co.	102,364	0.0
2,333	Astra Industrial Group	108,005	0.0
2,194	Bupa Arabia for Cooperative Insurance Co.	141,096	0.1
9,125	Etihad Etisalat Co.	126,513	0.1
33,158	Jarir Marketing Co.	119,519	0.1
3,972	SABIC Agri-Nutrients Co.	122,399	0.1

See Accompanying Notes to Financial Statements

18

VOYA VACS SERIES EME FUND	PORTFOLIO OF INVESTMENTS
AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
14,122	Sahara International Petrochemical Co.	$129,072	0.1
2,593	Saudi Airlines Catering Co.	87,250	0.0
77,883 (3)	Saudi Arabian Oil Co.	624,054	0.3
3,617	Saudi Aramco Base Oil Co.	145,715	0.1
10,922	Saudi Telecom Co.	109,594	0.0
867	Saudia Dairy & Foodstuff Co.	84,375	0.0
		1,899,956	0.9
	South Africa: 1.4%
7,772	Bid Corp. Ltd.	178,216	0.1
9,654	Bidvest Group Ltd.	126,304	0.1
10,699	Clicks Group Ltd.	165,721	0.1
22,056	Exxaro Resources Ltd.	211,320	0.1
19,660	MTN Group Ltd.	94,617	0.0
42,068	OUTsurance Group Ltd.	90,679	0.0
393,070	Sanlam Ltd.	1,421,884	0.7
15,429	Shoprite Holdings Ltd.	205,859	0.1
11,786	Tiger Brands Ltd.	128,204	0.1
55,537	Woolworths Holdings Ltd./ South Africa	177,488	0.1
		2,800,292	1.4
	South Korea: 17.5%
5,839	Cheil Worldwide, Inc.	79,639	0.0
1,283	DB Insurance Co. Ltd.	89,996	0.0
2,506	Doosan Bobcat, Inc.	93,662	0.0
6,345	GS Holdings Corp.	205,145	0.1
3,619	Hana Financial Group, Inc.	152,638	0.1
2,976	Hankook Tire & Technology Co. Ltd.	126,279	0.1
1,899	HD Hyundai Co. Ltd.	91,936	0.0
1,407	Hyundai Glovis Co. Ltd.	184,191	0.1
2,172	Hyundai Mobis Co. Ltd.	355,338	0.2
1,101	Hyundai Motor Co.	198,044	0.1
3,611	Hyundai Steel Co.	83,851	0.0
28,528	Kakao Corp.	990,745	0.5
3,566	KB Financial Group, Inc.	193,409	0.1
4,455	Kia Corp.	377,439	0.2
3,294	Korea Aerospace Industries Ltd.	122,652	0.1
9,721	Korean Air Lines Co. Ltd.	146,594	0.1
2,635	KT&G Corp.	169,788	0.1
1,225	LG Corp.	69,896	0.0
1,791	LG Electronics, Inc.	119,284	0.1
73,560	LG Uplus Corp.	522,460	0.3
16,236	NAVER Corp.	2,141,521	1.0
792	POSCO Holdings, Inc.	228,635	0.1
5,015	Samsung C&T Corp.	540,784	0.3
742	Samsung Electro-Mechanics Co. Ltd.	82,765	0.0
141,626	Samsung Electronics Co. Ltd.	7,872,513	3.8
5,444 (1)	Samsung Engineering Co. Ltd.	103,215	0.0
576	Samsung Fire & Marine Insurance Co. Ltd.	128,924	0.1
17,241	Samsung Life Insurance Co. Ltd.	1,086,405	0.5

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
1,651	Samsung SDS Co. Ltd.	$189,666	0.1
29,931	Shinhan Financial Group Co. Ltd.	1,005,601	0.5
64,386	SK Hynix, Inc.	7,945,598	3.9
132,940 (1)	SK Square Co. Ltd.	7,304,051	3.6
64,878	SK Telecom Co. Ltd.	2,399,305	1.2
950	SK, Inc.	113,204	0.0
2,537	S-Oil Corp.	132,456	0.1
13,036	Woori Financial Group, Inc.	133,590	0.1
		35,781,219	17.5
	Taiwan: 15.8%
10,000	Accton Technology Corp.	140,094	0.1
150,000	Acer, Inc.	206,393	0.1
12,699	Advantech Co. Ltd.	147,707	0.1
80,000	ASE Technology Holding Co. Ltd.	359,888	0.2
80,000	Asia Cement Corp.	107,297	0.1
14,000	Asustek Computer, Inc.	183,578	0.1
14,000	Catcher Technology Co. Ltd.	93,515	0.0
68,000	Cheng Shin Rubber Industry Co. Ltd.	98,174	0.0
67,000	Chicony Electronics Co. Ltd.	414,771	0.2
208,000 (1)	China Development Financial Holding Corp.	86,953
120,000	China Steel Corp.	91,419	0.0
48,000	Chunghwa Telecom Co. Ltd.	182,440	0.1
504,000	Compal Electronics, Inc.	549,743	0.3
150,000	CTBC Financial Holding Co. Ltd.	156,558	0.1
26,000	Delta Electronics, Inc.	254,626	0.1
10,000	Eclat Textile Co. Ltd.	157,341	0.1
6,000	Elite Material Co. Ltd.	74,705	0.0
127,000	Eva Airways Corp.	138,079	0.1
20,000	Evergreen Marine Corp. Taiwan Ltd.	116,393	0.1
125,000	Far Eastern New Century Corp.	124,693	0.1
33,000	Far EasTone Telecommunications Co. Ltd.	81,854	0.0
21,000	Feng TAY Enterprise Co. Ltd.	104,415	0.0
749,000 (1)(3)	FIT Hon Teng Ltd.	214,752	0.1
63,000	Formosa Chemicals & Fibre Corp.	107,077	0.0
71,000	Formosa Plastics Corp.	149,166	0.1
73,000	Foxconn Technology Co. Ltd.	137,589	0.1
9,000	Gigabyte Technology Co. Ltd.	81,166	0.0
112,000	Hon Hai Precision Industry Co. Ltd.	533,159	0.3
193,000	Inventec Corp.	309,614	0.1
2,400	Largan Precision Co. Ltd.	159,979	0.1
113,000	Lite-On Technology Corp.	342,026	0.2
159,000	MediaTek, Inc.	4,794,038	2.3

See Accompanying Notes to Financial Statements

19

VOYA VACS SERIES EME FUND	PORTFOLIO OF INVESTMENTS
AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
47,000	Micro-Star International Co. Ltd.	$228,689	0.1
76,000	Nan Ya Plastics Corp.	131,967	0.1
18,000	Novatek Microelectronics Corp.	340,114	0.2
147,000	Pegatron Corp.	438,416	0.2
246,000	Pou Chen Corp.	272,290	0.1
64,000	Powertech Technology, Inc.	340,824	0.2
26,000	Quanta Computer, Inc.	204,054	0.1
12,000	Realtek Semiconductor Corp.	189,302	0.1
36,000	Sino-American Silicon Products, Inc.	214,335	0.1
164,000	SinoPac Financial Holdings Co. Ltd.	110,334	0.1
47,000	Synnex Technology International Corp.	114,880	0.1
49,000	Taiwan Fertilizer Co. Ltd.	98,183	0.0
690,225	Taiwan Semiconductor Manufacturing Co. Ltd.	16,526,588	8.1
6,464	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	887,766	0.4
66,000	Teco Electric and Machinery Co. Ltd.	112,133	0.1
72,000	Uni-President Enterprises Corp.	168,884	0.1
134,000	United Microelectronics Corp.	205,881	0.1
176,000	Wistron Corp.	602,635	0.3
32,000	WPG Holdings Ltd.	86,426	0.0
95,000	Yuanta Financial Holding Co. Ltd.	89,113	0.0
51,000	Zhen Ding Technology Holding Ltd.	180,518	0.1
		32,242,534	15.8
	Thailand: 1.6%
15,000	Advanced Info Service PCL	79,696	0.0
154,500	Bangkok Dusit Medical Services PCL - Foreign - Class F	120,646	0.1
16,300	Bumrungrad Hospital PCL - Foreign	107,584	0.1
1,460,643	CP ALL PCL - Foreign	2,257,443	1.1
41,300	PTT Exploration & Production PCL - Foreign Shares	172,770	0.1
194,100	PTT Oil & Retail Business PCL	97,458	0.1
273,900	PTT PCL - Foreign	248,228	0.1
11,500	Siam Cement PCL - Foreign	77,043	0.0
		3,160,868	1.6
	Turkey: 0.8%
425,715	Akbank TAS	783,568	0.4
10,140	BIM Birlesik Magazalar AS	121,142	0.1
25,379	KOC Holding AS	177,180	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Turkey (continued)
11,407 (1)	Turk Hava Yollari AO	$114,823	0.0
58,844	Turkcell Iletisim Hizmetleri AS	146,809	0.1
46,125	Turkiye Petrol Rafinerileri AS	278,861	0.1
		1,622,383	0.8
	United Arab Emirates: 0.4%
270,854	Air Arabia PJSC	197,210	0.1
52,074	Aldar Properties PJSC	77,411	0.0
74,825	Emaar Development PJSC	170,312	0.1
144,695	Emaar Properties PJSC	323,436	0.2
		768,369	0.4
	United Kingdom: 1.0%
40,839	Unilever PLC, ADR	2,117,502	1.0

	United States: 0.8%
13,820	Micron Technology, Inc.	1,561,107	0.8

	Uruguay: 1.1%
1,551 (1)	MercadoLibre, Inc.	2,262,444	1.1

	Total Common Stock
	(Cost $188,796,805)	199,785,849	97.8

EXCHANGE-TRADED FUNDS: 0.0%
505	iShares MSCI Emerging Markets ETF	20,700	0.0
	Total Exchange-Traded Funds
	(Cost $20,160)	20,700	0.0

PREFERRED STOCK: 0.6%
	Brazil: 0.6%
22,419	Bradespar SA	86,479	0.1
117,065	Cia Energetica de Minas Gerais	218,908	0.1
48,891	Cia Paranaense de Energia	85,399	0.0
38,275	Gerdau SA	134,374	0.1
251,052	Itausa SA	462,207	0.2
27,033	Petroleo Brasileiro SA	218,238	0.1
		1,205,605	0.6
	Chile: 0.0%
2,308	Sociedad Quimica y Minera de Chile SA	105,417	0.0
	Total Preferred Stock
	(Cost $1,378,804)	1,311,022	0.6
	Total Long-Term Investments
	(Cost $190,195,769)	201,117,571	98.4

See Accompanying Notes to Financial Statements

20

VOYA VACS SERIES EME FUND	PORTFOLIO OF INVESTMENTS
AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 2.4%
	Repurchase Agreements: 0.6%
274,986 (4)	Bank of America Securities Inc., Repurchase Agreement dated 04/30/2024, 5.300%, due 05/01/2024 (Repurchase Amount $275,026, collateralized by various U.S. Government Securities, 0.000%- 4.625%, Market Value plus accrued interest $280,486, due 09/15/26-11/15/44)	$274,986	0.1
1,000,000 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 04/30/2024, 5.350%, due 05/01/2024 (Repurchase Amount $1,000,147, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $1,020,000, due 05/07/24-05/01/54)	1,000,000	0.5
	Total Repurchase Agreements
	(Cost $1,274,986)	1,274,986	0.6

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 1.8%
3,027,903 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.180%	3,027,903	1.5
529,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220%	529,000	0.3
	Total Mutual Funds
	(Cost $3,556,903)	3,556,903	1.8
	Total Short-Term Investments
	(Cost $4,831,889)	4,831,889	2.4
	Total Investments in Securities
	(Cost $195,027,658)	$205,949,460	100.8
	Liabilities in Excess of Other Assets	(1,566,479)	(0.8)
	Net Assets	$204,382,981	100.0
ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of April 30, 2024.

Percentage
Sector Diversification	of Net Assets
Information Technology	27.2%
Consumer Staples	15.6
Financials	12.1
Energy	9.5
Consumer Discretionary	9.5
Communication Services	8.2
Industrials	7.4
Materials	4.7
Utilities	1.9
Health Care	1.7
Real Estate	0.6
Exchange-Traded Funds	0.0
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

21

VOYA VACS SERIES EME FUND	PORTFOLIO OF INVESTMENTS
AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	April 30, 2024
Asset Table
Investments, at fair value
Common Stock
Brazil	$14,585,120	$—	$—	$14,585,120
Chile	1,093,110	—	—	1,093,110
China	2,414,849	26,790,674	—	29,205,523
France	—	1,484,860	—	1,484,860
Germany	—	991,647	—	991,647
Greece	414,174	808,117	—	1,222,291
Hong Kong	—	4,785,382	—	4,785,382
Hungary	493,334	127,752	—	621,086
India	5,815,064	30,030,688	—	35,845,752
Indonesia	—	3,733,989	—	3,733,989
Japan	—	1,919,444	—	1,919,444
Kuwait	—	109,136	—	109,136
Malaysia	1,006,482	593,340	—	1,599,822
Mexico	14,256,565	—	—	14,256,565
Netherlands	94,508	1,830,487	—	1,924,995
Peru	1,232,214	—	—	1,232,214
Philippines	329,853	—	—	329,853
Qatar	176,540	276,994	—	453,534
Romania	174,852	—	—	174,852
Saudi Arabia	351,984	1,547,972	—	1,899,956
South Africa	833,025	1,967,267	—	2,800,292
South Korea	—	35,781,219	—	35,781,219
Taiwan	1,004,159	31,238,375	—	32,242,534
Thailand	—	3,160,868	—	3,160,868
Turkey	717,673	904,710	—	1,622,383
United Arab Emirates	571,159	197,210	—	768,369
United Kingdom	2,117,502	—	—	2,117,502
United States	1,561,107	—	—	1,561,107
Uruguay	2,262,444	—	—	2,262,444
Total Common Stock	51,505,718	148,280,131	—	199,785,849
Exchange-Traded Funds	20,700	—	—	20,700
Preferred Stock	1,311,022	—	—	1,311,022
Short-Term Investments	3,556,903	1,274,986	—	4,831,889
Total Investments, at fair value	$56,394,343	$149,555,117	$—	$205,949,460
Other Financial Instruments+
Forward Foreign Currency Contracts	—	56	—	56
Total Assets	$56,394,343	$149,555,173	$—	$205,949,516
Liabilities Table
Other Financial Instruments+
Futures	$(443)	$—	$—	$(443)
Total Liabilities	$(443)	$—	$—	$(443)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

22

VOYA VACS SERIES EME FUND	PORTFOLIO OF INVESTMENTS
AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

At April 30, 2024, the following forward foreign currency contracts were outstanding for Voya VACS Series EME Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	16,786	EUR	15,677	The Bank of New York Mellon	05/02/24	$56
						$56

At April 30, 2024, the following futures contracts were outstanding for Voya VACS Series EME Fund:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
MSCI Emerging Markets Index	12	06/21/24	$625,200	$(443)
			$625,200	$(443)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of April 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$56
Total Asset Derivatives		$56

Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$443
Total Liability Derivatives		$443

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the period ended April 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$46,645
Total	$46,645

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$13,090	$13,090
Foreign exchange contracts	56	—	56
Total	$56	$13,090	$13,146

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2024:

See Accompanying Notes to Financial Statements

23

VOYA VACS SERIES EME FUND	PORTFOLIO OF INVESTMENTS
AS OF APRIL 30, 2024 (UNAUDITED) (CONTINUED)

	The Bank
	of New York
	Mellon	Total
Assets:
Forward foreign currency contracts	$56	$56
Total Assets	$56	$56
Liabilities:
Total Liabilities	$—	$–
Net OTC derivative instruments by counterparty, at fair value	$56	$56
Total collateral pledged by the Fund/(Received from counterparty)	$—	$–
Net Exposure(1)	$56	$56

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $195,573,146.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$22,157,535
Gross Unrealized Depreciation	(11,761,130)
Net Unrealized Appreciation	$10,396,405

See Accompanying Notes to Financial Statements

24

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Placement Agent	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	226105 (0424)

(b)       Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)       Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: July 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: July 3, 2024

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: July 3, 2024